TABLE OF CONTENTS
                                                                            PAGE
Financial Statements and Highlights
 Statements of Assets and Liabilities................................... 2
 Statements of Operations .............................................. 16
 Statements of Changes in Net Assets.................................... 30
 Notes to Financial Statements.......................................... 44
 Schedules of Investments
  Asset Allocation Account..............................................53
  Balanced Account......................................................64
  Blue Chip Account.....................................................73
  Bond Account..........................................................78
  Capital Value Account.................................................85
  Equity Growth Account.................................................88
  Government Securities Account.........................................90
  Growth Account........................................................91
  High Yield Account....................................................93
  International Account.................................................95
  International Emerging Markets Account................................98
  International SmallCap Account........................................101
  LargeCap Blend Account................................................104
  LargeCap Growth Account...............................................107
  LargeCap Growth Equity Account........................................109
  LargeCap Stock Index Account..........................................110
  LargeCap Value Account................................................118
  MicroCap Account......................................................121
  MidCap Account........................................................131
  MidCap Growth Account.................................................134
  MidCap Growth Equity Account..........................................138
  MidCap Value Account..................................................141
  Money Market Account..................................................143
  Real Estate Account...................................................147
  SmallCap Account......................................................148
  SmallCap Growth Account...............................................152
  SmallCap Value Account................................................155
  Utilities Account.....................................................163
 Financial Highlights.................................................. 165
Fund Directors..........................................................179



                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  ASSET            BALANCED
                                            ALLOCATION ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ........    $ 98,584,538       $136,708,164
                                              ============       ============
ASSETS
Investment in securities--at value........    $ 96,983,448       $126,131,560
Cash......................................      11,428,512              3,998
Receivables:
 Capital Shares sold......................              --            255,533
 Dividends and interest...................         395,977            574,274
 Investment securities sold...............      13,466,774          6,552,914
Collateral on securities loaned, at value.              --          6,249,278
                                              ------------       ------------
                              Total Assets     122,274,711        139,767,557
LIABILITIES
Accrued expenses..........................          17,785             12,314
Payables:
 Capital Shares reacquired................         263,523                 --
 Investment securities purchased..........      25,661,909          4,570,473
 Variation margin on futures contracts....             133                 --
Collateral obligation on securities
 loaned, at value.........................              --          6,249,278
                                              ------------       ------------
                         Total Liabilities      25,943,350         10,832,065
                                              ------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ..................................    $ 96,331,361       $128,935,492
                                              ============       ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..........................    $101,232,352       $149,671,994
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss).........................         845,490          1,761,075
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)...................................      (4,185,924)       (11,920,973)
Net unrealized appreciation (depreciation)
 of investments...........................      (1,560,588)       (10,576,604)
Net unrealized appreciation (depreciation)
 on translation of assets and liabilities
 in foreign currencies....................              31                 --
                                              ------------       ------------
                          Total Net Assets    $ 96,331,361       $128,935,492
                                              ============       ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.........................     100,000,000        100,000,000
Shares issued and outstanding.............       9,056,255         10,411,953
NET ASSET VALUE PER SHARE ................    $      10.64       $      12.38
                                              ============       ============




                                       2

See accompanying notes.



                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   BLUE CHIP         BOND
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $  4,875,726    $187,403,635
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $  4,112,326    $190,327,180
Cash...........................................        10,001          10,001
Receivables:
 Capital Shares sold...........................         2,283       1,553,888
 Dividends and interest........................         4,528       1,850,599
 Investment securities sold....................            --         560,144
Prepaid expenses...............................           336              --
                                                 ------------    ------------
                                   Total Assets     4,129,474     194,301,812
LIABILITIES
Accrued expenses...............................            --           9,636
Payables:
 Investment securities purchased...............            --         768,457
 Variation margin on futures contracts.........            95              --
                                                 ------------    ------------
                              Total Liabilities            95         778,093
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $  4,129,379    $193,523,719
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $  6,367,567    $193,392,378
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............        13,635       4,790,111
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................    (1,486,066)     (7,582,315)
Net unrealized appreciation (depreciation) of
 investments...................................      (765,757)      2,923,545
                                                 ------------    ------------
                               Total Net Assets  $  4,129,379    $193,523,719
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   100,000,000     100,000,000
Shares issued and outstanding..................       647,179      16,631,365
NET ASSET VALUE PER SHARE .....................  $       6.38    $      11.64
                                                 ============    ============



See accompanying notes.

                                       3



                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 CAPITAL VALUE   EQUITY GROWTH
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $239,688,346    $273,099,861
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $236,899,269    $253,500,968
Cash...........................................        10,000      15,357,076
Receivables:
 Capital Shares sold...........................       527,145         489,423
 Dividends and interest........................       305,955         216,168
 Investment securities sold....................    36,419,166       2,111,806
Collateral on securities loaned, at value......     1,470,907              --
                                                 ------------    ------------
                                   Total Assets   275,632,442     271,675,441
LIABILITIES
Accrued expenses...............................        15,208          27,712
Payables:
 Investment securities purchased...............    30,796,057       3,429,214
Collateral obligation on securities loaned, at
 value.........................................     1,470,907              --
                                                 ------------    ------------
                              Total Liabilities    32,282,172       3,456,926
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $243,350,270    $268,218,515
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $252,891,190    $354,639,109
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............     1,659,547         135,222
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................    (8,411,390)    (66,956,923)
Net unrealized appreciation (depreciation) of
 investments...................................    (2,789,077)    (19,598,893)
                                                 ------------    ------------
                               Total Net Assets  $243,350,270    $268,218,515
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   100,000,000     100,000,000
Shares issued and outstanding..................     9,073,108      20,001,771
NET ASSET VALUE PER SHARE .....................  $      26.82    $      13.41
                                                 ============    ============



See accompanying notes.

                                       4



                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                GOVERNMENT          GROWTH
                                            SECURITIES ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ........    $233,539,143       $199,248,961
                                              ============       ============
ASSETS
Investment in securities--at value........    $239,529,962       $157,806,302
Cash......................................              --             10,001
Receivables:
 Capital Shares sold......................       4,667,356            151,351
 Dividends and interest...................       1,730,840            101,933
                                              ------------       ------------
                              Total Assets     245,928,158        158,069,587
LIABILITIES
Accrued expenses..........................           9,665             11,158
Payables:
 Investment securities purchased..........       5,076,172                 --
                                              ------------       ------------
                         Total Liabilities       5,085,837             11,158
                                              ------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ..................................    $240,842,321       $158,058,429
                                              ============       ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..........................    $229,433,139       $256,338,638
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss).........................       5,637,673            115,178
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)...................................        (219,310)       (56,952,728)
Net unrealized appreciation (depreciation)
 of investments...........................       5,990,819        (41,442,659)
                                              ------------       ------------
                          Total Net Assets    $240,842,321       $158,058,429
                                              ============       ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.........................     100,000,000        100,000,000
Shares issued and outstanding.............      20,991,896         15,997,600
NET ASSET VALUE PER SHARE ................    $      11.47       $       9.88
                                              ============       ============



See accompanying notes.

                                       5



                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  HIGH YIELD     INTERNATIONAL
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $  9,102,303    $137,136,086
                                                 ============    ============
FOREIGN CURRENCY--AT COST .....................  $         --    $  1,171,942
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $  7,493,739    $137,972,696
Foreign currency--at value.....................            --       1,216,846
Cash...........................................       290,583          65,391
Receivables:
 Capital Shares sold...........................           233         278,662
 Dividends and interest........................       170,243         612,060
 Investment securities sold....................        48,000       1,141,872
                                                 ------------    ------------
                                   Total Assets     8,002,798     141,287,527
LIABILITIES
Accrued expenses...............................         2,069          44,164
Payables:
 Investment securities purchased...............            --         495,073
                                                 ------------    ------------
                              Total Liabilities         2,069         539,237
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $  8,000,729    $140,748,290
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $ 13,883,330    $180,540,572
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............       508,949       1,241,864
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................    (4,782,986)    (41,923,420)
Net unrealized appreciation (depreciation) of
 investments...................................    (1,608,564)        836,610
Net unrealized appreciation (depreciation) on
 translation of assets and liabilities in
 foreign currencies............................            --          52,664
                                                 ------------    ------------
                               Total Net Assets  $  8,000,729    $140,748,290
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   100,000,000     100,000,000
Shares issued and outstanding..................     1,453,888      13,835,544
NET ASSET VALUE PER SHARE .....................  $       5.50    $      10.17
                                                 ============    ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                               INTERNATIONAL EMERGING   INTERNATIONAL SMALLCAP
                                   MARKETS ACCOUNT             ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST .......................      $  9,934,742             $ 43,467,927
                                   ============             ============
FOREIGN CURRENCY--AT COST ...      $     32,560             $     32,907
                                   ============             ============
ASSETS
Investment in securities--at
 value.......................      $ 10,270,255             $ 45,771,699
Foreign currency--at value...            32,713                   34,429
Cash.........................            69,043                  253,887
Receivables:
 Capital Shares sold.........            68,546                       --
 Dividends and interest......            32,504                  146,655
 Investment securities sold..           159,758                  633,774
                                   ------------             ------------
                 Total Assets        10,632,819               46,840,444
LIABILITIES
Accrued expenses.............            24,872                   47,517
Payables:
 Capital Shares reacquired...                --                   20,449
 Investment securities
  purchased..................           125,993                  193,114
                                   ------------             ------------
            Total Liabilities           150,865                  261,080
                                   ------------             ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..........      $ 10,481,954             $ 46,579,364
                                   ============             ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.............      $ 11,047,883             $ 57,110,208
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss).......................            35,320                  294,239
Accumulated undistributed
 (overdistributed) net
 realized gain (loss)........          (936,435)             (13,132,600)
Net unrealized appreciation
 (depreciation) of
 investments.................           335,513                2,303,772
Net unrealized appreciation
 (depreciation) on
 translation of assets and
 liabilities in foreign
 currencies..................              (327)                   3,745
                                   ------------             ------------
             Total Net Assets      $ 10,481,954             $ 46,579,364
                                   ============             ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized............       100,000,000              100,000,000
Shares issued and outstanding         1,138,814                4,215,301
NET ASSET VALUE PER SHARE ...      $       9.20             $      11.05
                                   ============             ============



See accompanying notes.

                                       7



                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  LARGECAP         LARGECAP
                                                BLEND ACCOUNT   GROWTH ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............  $  3,740,044    $ 12,600,629
                                                ============    ============
ASSETS
Investment in securities--at value............  $  3,557,127    $ 10,421,707
Cash..........................................       331,194         436,538
Receivables:
 Capital Shares sold..........................       123,730         109,595
 Dividends and interest.......................         3,503           3,814
 Investment securities sold...................         2,921          65,897
                                                ------------    ------------
                                  Total Assets     4,018,475      11,037,551
LIABILITIES
Accrued expenses..............................         3,032           2,149
Payables:
 Investment securities purchased..............            --         117,397
                                                ------------    ------------
                             Total Liabilities         3,032         119,546
                                                ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..  $  4,015,443    $ 10,918,005
                                                ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.  $  4,208,905    $ 15,440,922
Accumulated undistributed (overdistributed)
 net investment income (operating loss).......         4,202         (18,069)
Accumulated undistributed (overdistributed)
 net realized gain (loss).....................       (14,747)     (2,325,926)
Net unrealized appreciation (depreciation) of
 investments..................................      (182,917)     (2,178,922)
                                                ------------    ------------
                              Total Net Assets  $  4,015,443    $ 10,918,005
                                                ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................   100,000,000     100,000,000
Shares issued and outstanding.................       429,458       1,596,860
NET ASSET VALUE PER SHARE ....................  $       9.35    $       6.84
                                                ============    ============



See accompanying notes.

                                       8



                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                              LARGECAP GROWTH   LARGECAP STOCK
                                              EQUITY ACCOUNT    INDEX ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..........   $  6,211,037     $ 96,972,589
                                               ============     ============
ASSETS
Investment in securities--at value..........   $  5,602,365     $ 75,911,412
Cash........................................        262,090           10,001
Receivables:
 Capital Shares sold........................        139,762          142,259
 Dividends and interest.....................          1,223           88,374
Collateral on securities loaned, at value...             --          553,910
                                               ------------     ------------
                                Total Assets      6,005,440       76,705,956
LIABILITIES
Accrued expenses............................          1,448           15,192
Payables:
 Variation margin on futures contracts......             --            1,900
Collateral obligation on securities loaned,
 at value...................................             --          553,910
                                               ------------     ------------
                           Total Liabilities          1,448          571,002
                                               ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES    $  6,003,992     $ 76,134,954
                                               ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital............................   $  9,805,733     $100,056,303
Accumulated undistributed (overdistributed)
 net investment income (operating loss).....        (18,662)         419,065
Accumulated undistributed (overdistributed)
 net realized gain (loss)...................     (3,174,407)      (3,272,437)
Net unrealized appreciation (depreciation)
 of investments.............................       (608,672)     (21,067,977)
                                               ------------     ------------
                            Total Net Assets   $  6,003,992     $ 76,134,954
                                               ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...........................    100,000,000      100,000,000
Shares issued and outstanding...............      1,375,103       10,598,282
NET ASSET VALUE PER SHARE ..................   $       4.37     $       7.18
                                               ============     ============



See accompanying notes.

                                       9



                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   LARGECAP        MICROCAP
                                                 VALUE ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $  4,693,323    $ 13,768,249
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $  4,494,511    $ 13,924,340
Cash...........................................       681,537          32,189
Receivables:
 Capital Shares sold...........................       146,799         111,191
 Dividends and interest........................         5,851          14,944
 Investment securities sold....................            --         716,777
                                                 ------------    ------------
                                   Total Assets     5,328,698      14,799,441
LIABILITIES
Accrued expenses...............................         1,728           9,751
Payables:
 Investment securities purchased...............       239,505         722,803
                                                 ------------    ------------
                              Total Liabilities       241,233         732,554
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $  5,087,465    $ 14,066,887
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $  5,281,263    $ 14,307,178
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............         7,174          11,643
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................        (2,160)       (408,025)
Net unrealized appreciation (depreciation) of
 investments...................................      (198,812)        156,091
                                                 ------------    ------------
                               Total Net Assets  $  5,087,465    $ 14,066,887
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   100,000,000     100,000,000
Shares issued and outstanding..................       536,347       1,543,833
NET ASSET VALUE PER SHARE .....................  $       9.49    $       9.11
                                                 ============    ============



See accompanying notes.

                                       10



                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                     MIDCAP      MIDCAP GROWTH
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..............  $258,125,341   $ 27,308,125
                                                  ============   ============
ASSETS
Investment in securities--at value..............  $275,410,227   $ 23,855,798
Cash............................................        11,058        594,737
Receivables:
 Capital Shares sold............................       848,155        158,021
 Dividends and interest.........................       289,846          4,354
 Investment securities sold.....................       529,655         56,422
Collateral on securities loaned, at value.......    17,124,509        887,515
                                                  ------------   ------------
                                    Total Assets   294,213,450     25,556,847
LIABILITIES
Accrued expenses................................        17,579          7,441
Payables:
 Investment securities purchased................        57,576        143,268
Collateral obligation on securities loaned, at
 value..........................................    17,124,509        887,515
                                                  ------------   ------------
                               Total Liabilities    17,199,664      1,038,224
                                                  ------------   ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ....  $277,013,786   $ 24,518,623
                                                  ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital...  $257,456,240   $ 34,372,187
Accumulated undistributed (overdistributed) net
 investment income (operating loss).............       998,683        (86,627)
Accumulated undistributed (overdistributed) net
 realized gain (loss)...........................     1,273,977     (6,314,610)
Net unrealized appreciation (depreciation) of
 investments....................................    17,284,886     (3,452,327)
                                                  ------------   ------------
                                Total Net Assets  $277,013,786   $ 24,518,623
                                                  ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...............................   100,000,000    100,000,000
Shares issued and outstanding...................     8,996,375      3,499,157
NET ASSET VALUE PER SHARE ......................  $      30.79   $       7.01
                                                  ============   ============



See accompanying notes.

                                       11



                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                MIDCAP GROWTH    MIDCAP VALUE
                                                EQUITY ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............  $  6,823,468     $ 18,523,366
                                                ============     ============
ASSETS
Investment in securities--at value............  $  6,539,821     $ 19,223,490
Cash..........................................       366,347        1,715,768
Receivables:
 Capital Shares sold..........................       124,974          303,340
 Dividends and interest.......................         2,250           11,858
 Investment securities sold...................       107,781           22,890
                                                ------------     ------------
                                  Total Assets     7,141,173       21,277,346
LIABILITIES
Accrued expenses..............................         6,253           11,145
Payables:
 Investment securities purchased..............        75,382          704,230
                                                ------------     ------------
                             Total Liabilities        81,635          715,375
                                                ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..  $  7,059,538     $ 20,561,971
                                                ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.  $ 11,458,998     $ 19,759,457
Accumulated undistributed (overdistributed)
 net investment income (operating loss).......       (32,165)          (7,559)
Accumulated undistributed (overdistributed)
 net realized gain (loss).....................    (4,083,648)         109,949
Net unrealized appreciation (depreciation) of
 investments..................................      (283,647)         700,124
                                                ------------     ------------
                              Total Net Assets  $  7,059,538     $ 20,561,971
                                                ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................   100,000,000      100,000,000
Shares issued and outstanding.................     1,541,990        1,748,828
NET ASSET VALUE PER SHARE ....................  $       4.58     $      11.76
                                                ============     ============



See accompanying notes.

                                       12



                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   MONEY MARKET   REAL ESTATE
                                                     ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...............  $184,759,612   $ 32,598,248
                                                   ============   ============
ASSETS
Investment in securities--at value...............  $184,759,612   $ 37,455,479
Cash.............................................         8,807         10,001
Receivables:
 Capital Shares sold.............................           101             --
 Dividends and interest..........................       188,529        173,648
                                                   ------------   ------------
                                     Total Assets   184,957,049     37,639,128
LIABILITIES
Accrued expenses.................................        11,240          4,321
Payables:
 Capital Shares reacquired.......................     1,090,607        167,970
 Investment securities purchased.................            --        364,098
                                                   ------------   ------------
                                Total Liabilities     1,101,847        536,389
                                                   ------------   ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES .....  $183,855,202   $ 37,102,739
                                                   ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital....  $183,855,202   $ 31,400,007
Accumulated undistributed (overdistributed) net
 investment income (operating loss)..............            --        507,276
Accumulated undistributed (overdistributed) net
 realized gain (loss)............................            --        338,225
Net unrealized appreciation (depreciation) of
 investments.....................................            --      4,857,231
                                                   ------------   ------------
                                 Total Net Assets  $183,855,202   $ 37,102,739
                                                   ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized................................   500,000,000    100,000,000
Shares issued and outstanding....................   183,855,202      2,999,493
NET ASSET VALUE PER SHARE .......................  $      1.000   $      12.37
                                                   ============   ============



See accompanying notes.

                                       13



                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 SMALLCAP      SMALLCAP GROWTH
                                                  ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...........  $ 35,844,298     $ 42,516,035
                                               ============     ============
ASSETS
Investment in securities--at value...........  $ 33,975,615     $ 40,199,421
Cash.........................................        19,256        2,413,372
Receivables:
 Capital Shares sold.........................       351,916           10,734
 Dividends and interest......................        25,850            2,937
 Investment securities sold..................     7,049,633          523,440
                                               ------------     ------------
                                 Total Assets    41,422,270       43,149,904
LIABILITIES
Accrued expenses.............................        16,424           10,725
Payables:
 Investment securities purchased.............     6,395,400          471,642
                                               ------------     ------------
                            Total Liabilities     6,411,824          482,367
                                               ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES .  $ 35,010,446     $ 42,667,537
                                               ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital  $ 46,073,151     $ 85,747,252
Accumulated undistributed (overdistributed)
 net investment income (operating loss)......       (22,173)        (215,674)
Accumulated undistributed (overdistributed)
 net realized gain (loss)....................    (9,171,849)     (40,547,427)
Net unrealized appreciation (depreciation) of
 investments.................................    (1,868,683)      (2,316,614)
                                               ------------     ------------
                             Total Net Assets  $ 35,010,446     $ 42,667,537
                                               ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized............................   100,000,000      100,000,000
Shares issued and outstanding................     5,024,769        5,617,846
NET ASSET VALUE PER SHARE ...................  $       6.97     $       7.59
                                               ============     ============



See accompanying notes.

                                       14



                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                SMALLCAP VALUE     UTILITIES
                                                   ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............   $ 39,718,285    $ 29,125,196
                                                 ============    ============
ASSETS
Investment in securities--at value............   $ 44,075,744    $ 28,083,354
Cash..........................................      2,357,799         305,721
Receivables:
 Capital Shares sold..........................             --          50,784
 Dividends and interest.......................         76,926         256,059
 Investment securities sold...................        165,717              --
 Variation margin on futures contracts........         10,150              --
Prepaid expenses..............................            207              --
                                                 ------------    ------------
                                  Total Assets     46,686,543      28,695,918
LIABILITIES
Accrued expenses..............................             --           3,985
Payables:
 Capital Shares reacquired....................        764,309              --
 Investment securities purchased..............        134,084              --
                                                 ------------    ------------
                             Total Liabilities        898,393           3,985
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..   $ 45,788,150    $ 28,691,933
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.   $ 40,680,562    $ 39,978,991
Accumulated undistributed (overdistributed)
 net investment income (operating loss).......        124,898         615,048
Accumulated undistributed (overdistributed)
 net realized gain (loss).....................        597,519     (10,860,264)
Net unrealized appreciation (depreciation) of
 investments..................................      4,385,171      (1,041,842)
                                                 ------------    ------------
                              Total Net Assets   $ 45,788,150    $ 28,691,933
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................    100,000,000     100,000,000
Shares issued and outstanding.................      3,726,159       3,595,462
NET ASSET VALUE PER SHARE ....................   $      12.29    $       7.98
                                                 ============    ============



See accompanying notes.

                                       15



                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  ASSET            BALANCED
                                            ALLOCATION ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends................................     $   455,537       $    705,301
 Interest.................................         803,739          1,438,380
 Securities lending.......................              --                927
                                               -----------       ------------
                              Total Income       1,259,276          2,144,608
Expenses:
 Management and investment advisory fees..         397,879            398,682
 Custodian fees...........................          14,632              9,884
 Directors' fees..........................           2,699              3,914
 Other expenses...........................             490                701
                                               -----------       ------------
                            Total Expenses         415,700            413,181
                                               -----------       ------------
    Net Investment Income (Operating Loss)         843,576          1,731,427

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..................      (2,252,637)        (8,172,620)
 Foreign currency transactions............             (75)                --
 Other investment companies...............              96                 --
Change in unrealized
 appreciation/depreciation of:
 Investments..............................      (4,502,742)        (3,381,935)
 Futures contracts........................          40,502                 --
 Translation of assets and liabilities in
  foreign currencies......................              31                 --
                                               -----------       ------------
Net Realized and Unrealized Gain (Loss) on
        Investments and Foreign Currencies      (6,714,825)       (11,554,555)
                                               -----------       ------------
     Net Increase (Decrease) in Net Assets
                 Resulting from Operations     $(5,871,249)      $ (9,823,128)
                                               ===========       ============



See accompanying notes.

                                       16



                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                      BLUE CHIP       BOND
                                                       ACCOUNT       ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends..........................................  $  29,985    $       --
 Interest...........................................        945     5,111,676
                                                      ---------    ----------
                                        Total Income     30,930     5,111,676
Expenses:
 Management and investment advisory fees............     13,291       417,362
 Custodian fees.....................................      3,523         3,904
 Directors' fees....................................        457         3,972
 Other expenses.....................................         24           775
                                                      ---------    ----------
                                      Total Expenses     17,295       426,013
                                                      ---------    ----------
              Net Investment Income (Operating Loss)     13,635     4,685,663

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions............................   (442,794)     (699,323)
 Futures contracts..................................     (2,390)           --
Change in unrealized appreciation/depreciation of:
 Investments........................................   (336,946)    1,637,427
 Futures contracts..................................     (2,357)           --
                                                      ---------    ----------
          Net Realized and Unrealized Gain (Loss) on
                  Investments and Foreign Currencies   (784,487)      938,104
                                                      ---------    ----------
Net Increase (Decrease) in Net Assets Resulting from
                                          Operations  $(770,852)   $5,623,767
                                                      =========    ==========



See accompanying notes.

                                       17



                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 CAPITAL VALUE   EQUITY GROWTH
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.....................................  $  2,390,571    $  1,257,776
 Interest......................................        30,846          35,091
 Securities lending............................            34              --
                                                 ------------    ------------
                                   Total Income     2,421,451       1,292,867
Expenses:
 Management and investment advisory fees.......       750,318       1,139,509
 Custodian fees................................         3,612           6,432
 Directors' fees...............................         6,801           9,868
 Other expenses................................         1,173           1,836
                                                 ------------    ------------
                                 Total Expenses       761,904       1,157,645
                                                 ------------    ------------
         Net Investment Income (Operating Loss)     1,659,547         135,222

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................    (3,746,983)      3,253,227
 Other investment companies....................         1,251              --
Change in unrealized appreciation/depreciation
 of:
 Investments...................................    (6,605,510)    (61,954,349)
                                                 ------------    ------------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies   (10,351,242)    (58,701,122)
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations  $ (8,691,695)   $(58,565,900)
                                                 ============    ============



See accompanying notes.

                                       18



                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                GOVERNMENT          GROWTH
                                            SECURITIES ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends................................      $       --       $    663,319
 Interest.................................       5,921,328             17,411
                                                ----------       ------------
                              Total Income       5,921,328            680,730
Expenses:
 Management and investment advisory fees..         485,484            557,888
 Custodian fees...........................           2,172                712
 Directors' fees..........................           4,239              5,736
 Other expenses...........................           1,970              1,216
                                                ----------       ------------
                            Total Expenses         493,865            565,552
                                                ----------       ------------
    Net Investment Income (Operating Loss)       5,427,463            115,178

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..................          78,528        (30,362,359)
Change in unrealized
 appreciation/depreciation of:
 Investments..............................       2,969,668         (8,723,919)
                                                ----------       ------------
Net Realized and Unrealized Gain (Loss) on
        Investments and Foreign Currencies       3,048,196        (39,086,278)
                                                ----------       ------------
     Net Increase (Decrease) in Net Assets
                 Resulting from Operations      $8,475,659       $(38,971,100)
                                                ==========       ============



See accompanying notes.

                                       19



                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   HIGH YIELD    INTERNATIONAL
                                                     ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends......................................  $        --    $  2,152,853
 Withholding tax on foreign dividends...........           --        (309,383)
 Interest.......................................      577,417          48,226
                                                  -----------    ------------
                                    Total Income      577,417       1,891,696
Expenses:
 Management and investment advisory fees........       36,558         594,906
 Custodian fees.................................        2,650          44,371
 Directors' fees................................          367           4,305
 Other expenses.................................           63             893
                                                  -----------    ------------
                            Total Gross Expenses       39,638         644,475
 Less: Fees paid indirectly.....................           --           1,302
                                                  -----------    ------------
                              Total Net Expenses           --         643,173
                                                  -----------    ------------
          Net Investment Income (Operating Loss)      537,779       1,248,523

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions........................     (370,356)    (12,312,259)
 Foreign currency transactions..................           --            (120)
Change in unrealized appreciation/depreciation
 of:
 Investments....................................     (695,519)      6,941,935
 Translation of assets and liabilities in
  foreign currencies............................           --          67,753
                                                  -----------    ------------
      Net Realized and Unrealized Gain (Loss) on
              Investments and Foreign Currencies   (1,065,875)     (5,302,691)
                                                  -----------    ------------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations  $  (528,096)   $ (4,054,168)
                                                  ===========    ============



See accompanying notes.

                                       20



                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                               INTERNATIONAL EMERGING   INTERNATIONAL SMALLCAP
                                   MARKETS ACCOUNT             ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends...................        $ 132,139               $   673,862
 Withholding tax on foreign
  dividends..................          (14,024)                  (58,821)
 Interest....................            2,063                    15,668
                                     ---------               -----------
                 Total Income          120,178                   630,709
Expenses:
 Management and investment
  advisory fees..............           54,458                   268,528
 Custodian fees..............           32,781                    39,936
 Directors' fees.............              407                     1,217
 Other expenses..............               41                       230
                                     ---------               -----------
         Total Gross Expenses           87,687                   309,911
 Less: Fees paid indirectly..            2,374                       875
 Less: Management and
  investment advisory fees
  waived.....................           22,022                        --
                                     ---------               -----------
           Total Net Expenses           63,291                   309,036
                                     ---------               -----------
        Net Investment Income
             (Operating Loss)           56,887                   321,673

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss)
 from:
 Investment transactions.....          487,409                (1,113,050)
 Foreign currency
  transactions...............          (19,095)                  (18,738)
Change in unrealized
 appreciation/depreciation
 of:
 Investments.................         (541,488)                1,768,814
 Translation of assets and
  liabilities in foreign
  currencies.................              (51)                   10,182
                                     ---------               -----------
  Net Realized and Unrealized
   Gain (Loss) on Investments
                          and
           Foreign Currencies          (73,225)                  647,208
                                     ---------               -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
                   Operations        $ (16,338)              $   968,881
                                     =========               ===========



See accompanying notes.

                                       21



                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                    PERIODS ENDED JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                               LARGECAP            LARGECAP
                                          BLEND ACCOUNT /(A)/   GROWTH ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends..............................      $   7,912          $    40,597
 Interest...............................            485                2,404
                                              ---------          -----------
                            Total Income          8,397               43,001
Expenses:
 Management and investment advisory fees          3,108               59,251
 Custodian fees.........................          2,736                1,179
 Directors' fees........................             47                  592
 Other expenses.........................             25                   48
                                              ---------          -----------
                    Total Gross Expenses          5,916               61,070
 Less: Fees paid indirectly.............            347                   --
 Less: Management and investment
  advisory fees waived..................          1,374                   --
                                              ---------          -----------
                      Total Net Expenses          4,195               61,070
                                              ---------          -----------
  Net Investment Income (Operating Loss)          4,202              (18,069)

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions................        (14,747)            (960,710)
Change in unrealized
 appreciation/depreciation of:
 Investments............................       (182,917)          (1,897,485)
                                              ---------          -----------
 Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign Currencies       (197,664)          (2,858,195)
                                              ---------          -----------
   Net Increase (Decrease) in Net Assets
               Resulting from Operations      $(193,462)         $(2,876,264)
                                              =========          ===========



/(a) /Period from May 1, 2002, date operations commenced, through June 30, 2002. See accompanying notes.

                                       22



                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                              LARGECAP GROWTH   LARGECAP STOCK
                                              EQUITY ACCOUNT    INDEX ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends..................................   $     9,985      $    540,627
 Interest...................................           693            25,589
 Securities lending.........................            --                71
                                               -----------      ------------
                                Total Income        10,678           566,287
Expenses:
 Management and investment advisory fees....        28,006           135,384
 Custodian fees.............................         1,027             8,754
 Directors' fees............................           356             2,197
 Other expenses.............................           158               887
                                               -----------      ------------
                        Total Gross Expenses        29,547           147,222
 Less: Fees paid indirectly.................           207                --
                                               -----------      ------------
                          Total Net Expenses        29,340           147,222
                                               -----------      ------------
      Net Investment Income (Operating Loss)       (18,662)          419,065

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions....................      (513,450)       (1,226,108)
 Futures contracts..........................            --          (482,360)
 Other investment companies.................            --             1,377
Change in unrealized
 appreciation/depreciation of:
 Investments................................      (758,032)      (10,073,032)
 Futures contracts..........................            --            (5,280)
                                               -----------      ------------
  Net Realized and Unrealized Gain (Loss) on
          Investments and Foreign Currencies    (1,271,482)      (11,785,403)
                                               -----------      ------------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations   $(1,290,144)     $(11,366,338)
                                               ===========      ============



See accompanying notes.

                                       23



                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                    PERIODS ENDED JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   LARGECAP          MICROCAP
                                              VALUE ACCOUNT /(A)/    ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends..................................      $  11,401         $  91,828
 Interest...................................            596               409
                                                  ---------         ---------
                                Total Income         11,997            92,237
Expenses:
 Management and investment advisory fees....          3,558            65,243
 Custodian fees.............................          1,223            14,932
 Directors' fees............................             47               352
 Other expenses.............................             25                67
                                                  ---------         ---------
                        Total Gross Expenses          4,853            80,594
 Less: Management and investment advisory
  fees waived...............................             30                --
                                                  ---------         ---------
                          Total Net Expenses          4,823            80,594
                                                  ---------         ---------
      Net Investment Income (Operating Loss)          7,174            11,643

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions....................         (2,160)          (19,186)
 Other investment companies.................             --               435
Change in unrealized
 appreciation/depreciation of:
 Investments................................       (198,812)         (117,524)
                                                  ---------         ---------
  Net Realized and Unrealized Gain (Loss) on
          Investments and Foreign Currencies       (200,972)         (136,275)
                                                  ---------         ---------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations      $(193,798)        $(124,632)
                                                  =========         =========



/(a) /Period from May 1, 2002, date operations commenced, through June 30, 2002. See accompanying notes.

                                       24



                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                     MIDCAP      MIDCAP GROWTH
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends......................................  $ 1,686,929    $    35,780
 Interest.......................................      166,528          2,709
 Securities lending.............................        2,038            191
                                                  -----------    -----------
                                    Total Income    1,855,495         38,680
Expenses:
 Management and investment advisory fees........      840,509        119,118
 Custodian fees.................................        7,506          5,393
 Directors' fees................................        7,464            796
 Other expenses.................................        1,333             --
                                                  -----------    -----------
                                  Total Expenses      856,812        125,307
                                                  -----------    -----------
          Net Investment Income (Operating Loss)      998,683        (86,627)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions........................    1,341,441     (3,020,052)
 Futures contracts..............................     (184,736)            --
 Other investment companies.....................       86,873             --
Change in unrealized appreciation/depreciation
 of:
 Investments....................................   (9,807,722)    (1,971,475)
 Futures contracts..............................       30,399             --
                                                  -----------    -----------
      Net Realized and Unrealized Gain (Loss) on
              Investments and Foreign Currencies   (8,533,745)    (4,991,527)
                                                  -----------    -----------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations  $(7,535,062)   $(5,078,154)
                                                  ===========    ===========



See accompanying notes.

                                       25



                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 MIDCAP GROWTH    MIDCAP VALUE
                                                 EQUITY ACCOUNT     ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.....................................   $     7,377      $  78,604
 Interest......................................         1,162          3,537
                                                  -----------      ---------
                                   Total Income         8,539         82,141
Expenses:
 Management and investment advisory fees.......        36,270         80,142
 Custodian fees................................         6,500          9,252
 Directors' fees...............................           268            596
 Other expenses................................            25             49
                                                  -----------      ---------
                           Total Gross Expenses        43,063         90,039
 Less: Fees paid indirectly....................            --            339
 Less: Management and investment advisory fees
  waived.......................................         2,359             --
                                                  -----------      ---------
                             Total Net Expenses        40,704         89,700
                                                  -----------      ---------
         Net Investment Income (Operating Loss)       (32,165)        (7,559)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................       367,679        220,496
 Other investment companies....................            --            604
Change in unrealized appreciation/depreciation
 of:
 Investments...................................    (2,209,072)      (296,731)
                                                  -----------      ---------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies    (1,841,393)       (75,631)
                                                  -----------      ---------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations   $(1,873,558)     $ (83,190)
                                                  ===========      =========



See accompanying notes.

                                       26



                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                    MONEY MARKET   REAL ESTATE
                                                      ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends........................................   $       --    $  627,963
 Interest.........................................    1,747,230         6,275
                                                     ----------    ----------
                                      Total Income    1,747,230       634,238
Expenses:
 Management and investment advisory fees..........      417,713       124,612
 Custodian fees...................................        6,981         1,605
 Directors' fees..................................        4,542           607
 Other expenses...................................          836           138
                                                     ----------    ----------
                                    Total Expenses      430,072       126,962
                                                     ----------    ----------
            Net Investment Income (Operating Loss)    1,317,158       507,276

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..........................           --       690,793
 Other investment companies.......................           --        51,309
Change in unrealized appreciation/depreciation of:
 Investments......................................           --     2,734,613
                                                     ----------    ----------
        Net Realized and Unrealized Gain (Loss) on
                Investments and Foreign Currencies           --     3,476,715
                                                     ----------    ----------
   Net Increase (Decrease) in Net Assets Resulting
                                   from Operations   $1,317,158    $3,983,991
                                                     ==========    ==========



See accompanying notes.

                                       27



                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  SMALLCAP     SMALLCAP GROWTH
                                                  ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends....................................  $   141,266     $     26,714
 Interest.....................................       15,860            8,599
                                                -----------     ------------
                                  Total Income      157,126           35,313
Expenses:
 Management and investment advisory fees......      154,745          248,626
 Custodian fees...............................       23,211            7,247
 Directors' fees..............................          946            1,279
 Other expenses...............................          397              252
                                                -----------     ------------
                          Total Gross Expenses      179,299          257,404
 Less: Fees paid indirectly...................           --            6,417
                                                -----------     ------------
                            Total Net Expenses      179,299          250,987
                                                -----------     ------------
        Net Investment Income (Operating Loss)      (22,173)        (215,674)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions......................   (3,441,891)      (6,671,198)
 Other investment companies...................        3,251               --
Change in unrealized appreciation/depreciation
 of:
 Investments..................................   (1,714,833)      (9,615,842)
                                                -----------     ------------
    Net Realized and Unrealized Gain (Loss) on
            Investments and Foreign Currencies   (5,153,473)     (16,287,040)
                                                -----------     ------------
         Net Increase (Decrease) in Net Assets
                     Resulting from Operations  $(5,175,646)    $(16,502,714)
                                                ===========     ============



See accompanying notes.

                                       28



                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 SMALLCAP VALUE    UTILITIES
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.....................................   $  348,763      $   637,056
 Interest......................................        6,404           73,639
                                                  ----------      -----------
                                   Total Income      355,167          710,695
Expenses:
 Management and investment advisory fees.......      209,846           92,433
 Custodian fees................................       19,510            1,819
 Directors' fees...............................          791            1,058
 Other expenses................................          140              337
                                                  ----------      -----------
                           Total Gross Expenses      230,287           95,647
 Less: Fees paid indirectly....................           18               --
                                                  ----------      -----------
                             Total Net Expenses      230,269           95,647
                                                  ----------      -----------
         Net Investment Income (Operating Loss)      124,898          615,048

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................    1,081,873       (5,449,561)
 Futures contracts.............................     (172,544)              --
 Other investment companies....................       12,326               --
Change in unrealized appreciation/depreciation
 of:
 Investments...................................    1,451,517        2,051,269
 Futures contracts.............................       27,712               --
                                                  ----------      -----------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies    2,400,884       (3,398,292)
                                                  ----------      -----------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations   $2,525,782      $(2,783,244)
                                                  ==========      ===========



See accompanying notes.

                                       29



                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                   ASSET                        BALANCED
                             ALLOCATION ACCOUNT                 ACCOUNT
------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED          ENDED           ENDED
                          JUNE 30,     DECEMBER 31,     JUNE 30,      DECEMBER 31,
                            2002           2001           2002            2001
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    843,576   $  2,135,422   $  1,731,427    $  4,026,609
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    (2,252,616)    (1,928,438)    (8,172,620)     (2,125,998)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (4,462,209)    (4,255,801)    (3,381,935)    (13,191,279)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    (5,871,249)    (4,048,817)    (9,823,128)    (11,290,668)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................            --     (2,130,121)    (4,171,673)     (4,931,951)
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.            --       (211,673)            --      (2,258,458)
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions            --     (2,341,794)    (4,171,673)     (7,190,409)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............     7,020,083     24,404,181      5,054,611      16,439,542
Shares issued in
 reinvestment of
 dividends and
 distributions.........            --      2,341,794      4,171,673       7,190,409
Shares redeemed........    (6,721,458)   (13,356,718)   (10,510,027)    (28,530,309)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions       298,625     13,389,257     (1,283,743)     (4,900,358)
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)    (5,572,624)     6,998,646    (15,278,544)    (23,381,435)

NET ASSETS
Beginning of period....   101,903,985     94,905,339    144,214,036     167,595,471
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 96,331,361   $101,903,985   $128,935,492    $144,214,036
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    845,490   $      8,255   $  1,761,075    $  4,137,836
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............       631,173      2,103,914        386,523       1,177,474
Shares issued in
 reinvestment of
 dividends and
 distributions.........            --        207,641        323,386         480,001
Shares redeemed........      (610,719)    (1,169,823)      (799,504)     (2,014,190)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)        20,454      1,141,732        (89,595)       (356,715)
                         ============   ============   ============    ============



See accompanying notes.

                                       30



                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                BLUE CHIP                      BOND
                                 ACCOUNT                     ACCOUNT
---------------------------------------------------------------------------------
                        SIX MONTHS       YEAR       SIX MONTHS         YEAR
                           ENDED        ENDED          ENDED           ENDED
                         JUNE 30,    DECEMBER 31,    JUNE 30,      DECEMBER 31,
                           2002          2001          2002            2001
                        -----------  ------------  -------------  ---------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   13,635   $   31,623    $  4,685,663    $  7,892,146
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    (445,184)    (574,147)       (699,323)            952
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (339,303)    (418,615)      1,637,427       2,109,136
                         ----------   ----------    ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    (770,852)    (961,139)      5,623,767      10,002,234

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................          --      (31,208)     (8,184,322)     (8,414,360)
                         ----------   ----------    ------------    ------------
    Total Dividends and
          Distributions          --      (31,208)     (8,184,322)     (8,414,360)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............     228,106      298,356      27,792,816      53,358,112
Shares issued in
 reinvestment of
 dividends and
 distributions.........          --       31,208       8,184,322       8,414,360
Shares redeemed........     (59,597)    (157,484)     (6,550,747)    (12,918,578)
                         ----------   ----------    ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     168,509      172,080      29,426,391      48,853,894
                         ----------   ----------    ------------    ------------
         Total Increase
             (Decrease)    (602,343)    (820,267)     26,865,836      50,441,768

NET ASSETS
Beginning of period....   4,731,722    5,551,989     166,657,883     116,216,115
                         ----------   ----------    ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $4,129,379   $4,731,722    $193,523,719    $166,657,883
                         ==========   ==========    ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   13,635   $      415    $  4,790,111    $  8,088,643
                         ==========   ==========    ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      32,147       37,225       2,410,184       4,573,963
Shares issued in
 reinvestment of
 dividends and
 distributions.........          --        4,139         717,294         748,609
Shares redeemed........      (8,316)     (20,092)       (569,087)     (1,114,825)
                         ----------   ----------    ------------    ------------
Net Increase (Decrease)      23,831       21,272       2,558,391       4,207,747
                         ==========   ==========    ============    ============



See accompanying notes.

                                       31



                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                               CAPITAL VALUE                 EQUITY GROWTH
                                  ACCOUNT                       ACCOUNT
------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED          ENDED           ENDED
                          JUNE 30,     DECEMBER 31,     JUNE 30,      DECEMBER 31,
                            2002           2001           2002            2001
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  1,659,547   $  3,054,367   $    135,222    $    207,747
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    (3,745,732)    (4,665,658)     3,253,227     (67,072,028)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (6,605,510)   (20,595,763)   (61,954,349)      8,874,601
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    (8,691,695)   (22,207,054)   (58,565,900)    (57,989,680)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................            --     (3,079,993)      (207,223)       (344,140)
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.            --     (1,222,778)            --     (23,660,567)
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions            --     (4,302,771)      (207,223)    (24,004,707)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    11,850,237     28,478,996     10,057,485      42,970,415
Shares issued in
 reinvestment of
 dividends and
 distributions.........            --      4,302,771        207,223      24,004,707
Shares redeemed........   (14,292,692)   (35,112,473)   (17,673,914)    (33,718,459)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    (2,442,455)    (2,330,706)    (7,409,206)     33,256,663
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)   (11,134,150)   (28,840,531)   (66,182,329)    (48,737,724)

NET ASSETS
Beginning of period....   254,484,420    283,324,951    334,400,844     383,138,568
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $243,350,270   $254,484,420   $268,218,515    $334,400,844
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  1,659,547   $     11,373   $    135,222    $    207,747
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............       422,032      1,001,843        673,056       2,532,044
Shares issued in
 reinvestment of
 dividends and
 distributions.........            --        151,691         13,421       1,223,482
Shares redeemed........      (510,403)    (1,214,717)    (1,207,431)     (2,040,137)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)       (88,371)       (61,183)      (520,954)      1,715,389
                         ============   ============   ============    ============



See accompanying notes.

                                       32



                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                 GOVERNMENT                      GROWTH
                             SECURITIES ACCOUNT                 ACCOUNT
------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED          ENDED           ENDED
                          JUNE 30,     DECEMBER 31,     JUNE 30,      DECEMBER 31,
                            2002           2001           2002            2001
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  5,427,463   $  8,728,543   $    115,178    $     43,529
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........        78,528      1,114,195    (30,362,359)    (20,281,831)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     2,969,668        953,907     (8,723,919)    (53,160,966)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     8,475,659     10,796,645    (38,971,100)    (73,399,268)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................    (8,861,055)    (7,685,774)       (42,385)             --
From net realized gain
 on investment and
 foreign currency
 transactions..........      (577,046)            --             --              --
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions    (9,438,101)    (7,685,774)       (42,385)             --

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    43,011,241     66,006,365      4,081,648      26,713,165
Shares issued in
 reinvestment of
 dividends and
 distributions.........     9,438,101      7,685,774         42,385              --
Shares redeemed........    (3,898,888)   (10,586,307)   (16,931,445)    (38,196,264)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    48,550,454     63,105,832    (12,807,412)    (11,483,099)
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)    47,588,012     66,216,703    (51,820,897)    (84,882,367)

NET ASSETS
Beginning of period....   193,254,309    127,037,606    209,879,326     294,761,693
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $240,842,321   $193,254,309   $158,058,429    $209,879,326
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  5,637,673   $  8,862,026   $    115,178    $     43,529
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............     3,793,815      5,817,352        352,957       2,044,682
Shares issued in
 reinvestment of
 dividends and
 distributions.........       846,466        705,764          3,620              --
Shares redeemed........      (343,091)      (941,194)    (1,511,338)     (2,827,603)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)     4,297,190      5,581,922     (1,154,761)       (782,921)
                         ============   ============   ============    ============



See accompanying notes.

                                       33



                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                HIGH YIELD                 INTERNATIONAL
                                 ACCOUNT                      ACCOUNT
----------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS         YEAR
                           ENDED         ENDED          ENDED           ENDED
                          JUNE 30,    DECEMBER 31,    JUNE 30,      DECEMBER 31,
                            2002          2001          2002            2001
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   537,779   $ 1,230,191   $  1,248,523    $  1,192,578
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     (370,356)     (933,568)   (12,312,379)    (27,882,222)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     (695,519)     (177,227)     7,009,688     (18,884,412)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     (528,096)      119,396     (4,054,168)    (45,574,056)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................           --    (1,182,787)      (634,174)       (248,356)
Dividends in excess of
 net investment income.           --      (147,255)            --              --
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.           --            --             --         (35,286)
                         -----------   -----------   ------------    ------------
    Total Dividends and
          Distributions           --    (1,330,042)      (634,174)       (283,642)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............        6,926       225,351      8,142,104      24,974,608
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --     1,330,042        634,174         283,642
Shares redeemed........   (4,257,959)     (643,052)    (9,187,617)    (23,992,971)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   (4,251,033)      912,341       (411,339)      1,265,279
                         -----------   -----------   ------------    ------------
         Total Increase
             (Decrease)   (4,779,129)     (298,305)    (5,099,681)    (44,592,419)

NET ASSETS
Beginning of period....   12,779,858    13,078,163    145,847,971     190,440,390
                         -----------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 8,000,729   $12,779,858   $140,748,290    $145,847,971
                         ===========   ===========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   508,949   $   (38,071)  $  1,241,864    $    628,200
                         ===========   ===========   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............        1,207        33,885        791,607       2,206,107
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --       230,910         65,446          20,871
Shares redeemed........     (752,869)      (98,544)      (900,987)     (2,045,802)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)     (751,662)      166,251        (43,934)        181,176
                         ===========   ===========   ============    ============



See accompanying notes.

                                       34



                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                          INTERNATIONAL EMERGING      INTERNATIONAL SMALLCAP
                             MARKETS ACCOUNT                  ACCOUNT
---------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS        YEAR
                           ENDED         ENDED         ENDED           ENDED
                          JUNE 30     DECEMBER 31,    JUNE 30,     DECEMBER 31,
                            2002          2001          2002           2001
                        ------------  ------------  ------------  ---------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    56,887   $    54,737   $   321,673    $    144,112
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........      468,314    (1,379,624)   (1,131,788)     (9,018,048)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     (541,539)    1,126,970     1,778,996      (2,585,843)
                         -----------   -----------   -----------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      (16,338)     (197,917)      968,881     (11,459,779)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................           --       (29,184)     (112,141)             --
                         -----------   -----------   -----------    ------------
    Total Dividends and
          Distributions           --       (29,184)     (112,141)             --

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    4,154,545     2,523,015    10,541,427      22,451,062
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --        29,184       112,141              --
Shares redeemed........     (619,992)     (244,096)   (8,604,604)    (17,340,241)
                         -----------   -----------   -----------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    3,534,553     2,308,103     2,048,964       5,110,821
                         -----------   -----------   -----------    ------------
         Total Increase
             (Decrease)    3,518,215     2,081,002     2,905,704      (6,348,958)

NET ASSETS
Beginning of period....    6,963,739     4,882,737    43,673,660      50,022,618
                         -----------   -----------   -----------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $10,481,954   $ 6,963,739   $46,579,364    $ 43,673,660
                         ===========   ===========   ===========    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    35,320   $    (2,472)  $   294,239    $    103,596
                         ===========   ===========   ===========    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      424,237       284,125       957,907       1,913,046
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --         3,148        10,660              --
Shares redeemed........      (65,151)      (28,784)     (781,297)     (1,491,954)
                         -----------   -----------   -----------    ------------
Net Increase (Decrease)      359,086       258,489       187,270         421,092
                         ===========   ===========   ===========    ============



See accompanying notes.

                                       35



                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                      LARGECAP              LARGECAP
                                    BLEND ACCOUNT        GROWTH ACCOUNT
-------------------------------------------------------------------------------
                                       PERIOD       SIX MONTHS        YEAR
                                        ENDED         ENDED          ENDED
                                      JUNE 30,       JUNE 30,     DECEMBER 31,
                                     2002 /(A)/        2002           2001
                                    -------------  ------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating
 loss)............................   $    4,202    $   (18,069)   $   (41,234)
Net realized gain (loss) from
 investment and foreign currency
 transactions.....................      (14,747)      (960,710)    (1,365,216)
Change in unrealized
 appreciation/depreciation of
 investments and translation of
 assets and liabilities in foreign
 currencies.......................     (182,917)    (1,897,485)    (1,048,250)
                                     ----------    -----------    -----------
    Net Increase (Decrease) in Net
  Assets Resulting from Operations     (193,462)    (2,876,264)    (2,454,700)

DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
Excess distribution of net
 realized gain on investments and
 foreign currency transactions....           --             --         (4,017)
Tax return of capital
 distributions....................           --             --            (14)
                                     ----------    -----------    -----------
 Total Dividends and Distributions           --             --         (4,031)

CAPITAL SHARE TRANSACTIONS
Shares sold.......................    4,237,395      3,903,858      5,876,755
Shares issued in reinvestment of
 dividends and distributions......           --             --          4,031
Shares redeemed...................      (28,490)      (554,273)      (376,240)
                                     ----------    -----------    -----------
    Net Increase (Decrease) in Net
         Assets from Capital Share
                      Transactions    4,208,905      3,349,585      5,504,546
                                     ----------    -----------    -----------
         Total Increase (Decrease)    4,015,443        473,321      3,045,815

NET ASSETS
Beginning of period...............           --     10,444,684      7,398,869
                                     ----------    -----------    -----------
End of period (including
 undistributed net investment
 income as set forth below).......   $4,015,443    $10,918,005    $10,444,684
                                     ==========    ===========    ===========
Undistributed (Overdistributed)
 Net Investment Income (Operating
 Loss)............................   $    4,202    $   (18,069)   $        --
                                     ==========    ===========    ===========


INCREASE (DECREASE) IN CAPITAL
 SHARES
Shares sold.......................      432,392        488,663        587,256
Shares issued in reinvestment of
 dividends and distributions......           --             --            335
Shares redeemed...................       (2,934)       (73,766)       (39,436)
                                     ----------    -----------    -----------
Net Increase (Decrease)...........      429,458        414,897        548,155
                                     ==========    ===========    ===========



/(a) /Period from May 1, 2002, date operations commenced, through June 30, 2002. See accompanying notes.

                                       36


                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                             LARGECAP GROWTH              LARGECAP STOCK
                              EQUITY ACCOUNT               INDEX ACCOUNT
---------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS         YEAR
                           ENDED         ENDED          ENDED          ENDED
                          JUNE 30,    DECEMBER 31,    JUNE 30,      DECEMBER 31,
                            2002          2001          2002            2001
                        ------------  ------------  -------------  --------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (18,662)  $   (26,403)  $    419,065    $   671,164
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     (513,450)   (1,791,442)    (1,707,091)    (1,119,955)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     (758,032)      389,873    (10,078,312)    (7,840,180)
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   (1,290,144)   (1,427,972)   (11,366,338)    (8,288,971)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................           --            --             --       (661,817)
                         -----------   -----------   ------------    -----------
    Total Dividends and
          Distributions           --            --             --       (661,817)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    2,682,365     2,577,523     17,005,442     29,674,632
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --            --             --        661,817
Shares redeemed........     (560,212)     (210,421)    (3,385,139)    (7,131,031)
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    2,122,153     2,367,102     13,620,303     23,205,418
                         -----------   -----------   ------------    -----------
         Total Increase
             (Decrease)      832,009       939,130      2,253,965     14,254,630

NET ASSETS
Beginning of period....    5,171,983     4,232,853     73,880,989     59,626,359
                         -----------   -----------   ------------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 6,003,992   $ 5,171,983   $ 76,134,954    $73,880,989
                         ===========   ===========   ============    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (18,662)  $        --   $    419,065    $     9,903
                         ===========   ===========   ============    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      537,078       443,451      2,121,432      3,449,636
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --            --             --         80,415
Shares redeemed........     (112,793)      (36,355)      (438,884)      (875,172)
                         -----------   -----------   ------------    -----------
Net Increase (Decrease)      424,285       407,096      1,682,548      2,654,879
                         ===========   ===========   ============    ===========



See accompanying notes.

                                       37



                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                      LARGECAP              MICROCAP
                                    VALUE ACCOUNT           ACCOUNT
-------------------------------------------------------------------------------
                                       PERIOD       SIX MONTHS        YEAR
                                        ENDED         ENDED          ENDED
                                      JUNE 30,       JUNE 30,     DECEMBER 31,
                                     2002 /(A)/        2002           2001
                                    -------------  ------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating
 loss)............................   $    7,174    $    11,643    $    (5,489)
Net realized gain (loss) from
 investment and foreign currency
 transactions.....................       (2,160)       (18,751)      (216,794)
Change in unrealized
 appreciation/depreciation of
 investments and translation of
 assets and liabilities in foreign
 currencies.......................     (198,812)      (117,524)       450,158
                                     ----------    -----------    -----------
    Net Increase (Decrease) in Net
  Assets Resulting from Operations     (193,798)      (124,632)       227,875

CAPITAL SHARE TRANSACTIONS
Shares sold.......................    5,281,341      2,185,310      2,685,779
Shares redeemed...................          (78)      (552,691)      (751,612)
                                     ----------    -----------    -----------
    Net Increase (Decrease) in Net
         Assets from Capital Share
                      Transactions    5,281,263      1,632,619      1,934,167
                                     ----------    -----------    -----------
         Total Increase (Decrease)    5,087,465      1,507,987      2,162,042

NET ASSETS
Beginning of period...............           --     12,558,900     10,396,858
                                     ----------    -----------    -----------
End of period (including
 undistributed net investment
 income as set forth below).......   $5,087,465    $14,066,887    $12,558,900
                                     ==========    ===========    ===========
Undistributed (Overdistributed)
 Net Investment Income (Operating
 Loss)............................   $    7,174    $    11,643    $        --
                                     ==========    ===========    ===========


INCREASE (DECREASE) IN CAPITAL
 SHARES
Shares sold.......................      536,355        233,541        304,641
Shares redeemed...................           (8)       (59,812)       (89,193)
                                     ----------    -----------    -----------
Net Increase (Decrease)...........      536,347        173,729        215,448
                                     ==========    ===========    ===========



/(a) /Period from May 1, 2002, date operations commenced, through June 30, 2002. See accompanying notes.

                                       38



                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                   MIDCAP                   MIDCAP GROWTH
                                  ACCOUNT                      ACCOUNT
----------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                            ENDED          ENDED         ENDED          ENDED
                          JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                            2002           2001           2002           2001
                        -------------  -------------  ------------  --------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    998,683   $  2,062,900   $   (86,627)   $  (167,858)
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     1,243,578      4,504,664    (3,020,052)    (3,294,558)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (9,777,323)   (17,347,298)   (1,971,475)    27,838,244
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    (7,535,062)   (10,779,734)   (5,078,154)    24,375,828

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................       (27,821)    (2,034,850)           --             --
From net realized gain
 on investment and
 foreign currency
 transactions..........    (4,090,561)    (7,231,611)           --             --
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.            --             --            --       (634,581)
                         ------------   ------------   -----------    -----------
    Total Dividends and
          Distributions    (4,118,382)    (9,266,461)           --       (634,581)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    15,481,650     32,030,493     3,222,514      9,500,145
Shares issued in
 reinvestment of
 dividends and
 distributions.........     4,118,382      9,266,461            --        634,581
Shares redeemed........    (9,640,204)   (29,223,947)   (1,463,981)    (2,885,454)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     9,959,828     12,073,007     1,758,533      7,249,272
                         ------------   ------------   -----------    -----------
         Total Increase
             (Decrease)    (1,693,616)    (7,973,188)   (3,319,621)    30,990,519

NET ASSETS
Beginning of period....   278,707,402    286,680,590    27,838,244     25,923,916
                         ------------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $277,013,786   $278,707,402   $24,518,623    $56,914,435
                         ============   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    998,683   $     28,050   $   (86,627)   $        --
                         ============   ============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............       480,951        999,199       403,975      1,076,169
Shares issued in
 reinvestment of
 dividends and
 distributions.........       133,627        283,886            --         62,092
Shares redeemed........      (302,521)      (916,102)     (185,011)      (337,425)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)       312,057        366,983       218,964        800,836
                         ============   ============   ===========    ===========



See accompanying notes.

                                       39



                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                              MIDCAP GROWTH                MIDCAP VALUE
                              EQUITY ACCOUNT                 ACCOUNT
--------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS        YEAR
                           ENDED         ENDED         ENDED          ENDED
                          JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,
                            2002          2001          2002           2001
                        ------------  ------------  ------------  --------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (32,165)  $   (45,423)  $    (7,559)   $    10,000
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........      367,679    (3,954,633)      221,100        288,676
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (2,209,072)    2,374,580      (296,731)      (364,327)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   (1,873,558)   (1,625,476)      (83,190)       (65,651)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................           --            --            --        (10,000)
Dividends in excess of
 net investment income.           --            --            --           (344)
From net realized gain
 on investment and
 foreign currency
 transactions..........           --            --       (42,844)      (394,999)
Excess distribution of
 net realized gain on
 investments and
 foreign currency
 transactions..........           --            --            --        (67,367)
                         -----------   -----------   -----------    -----------
    Total Dividends and
          Distributions           --            --       (42,844)      (472,710)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    2,254,981     4,122,340     9,256,099      4,455,193
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --            --        42,844        472,710
Shares redeemed........     (382,676)     (466,693)     (388,503)      (351,214)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    1,872,305     3,655,647     8,910,440      4,576,689
                         -----------   -----------   -----------    -----------
         Total Increase
             (Decrease)       (1,253)    2,030,171     8,784,406      4,038,328

NET ASSETS
Beginning of period....    7,060,791     5,030,620    11,777,565      7,739,237
                         -----------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 7,059,538   $ 7,060,791   $20,561,971    $11,777,565
                         ===========   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (32,165)  $        --   $    (7,559)   $        --
                         ===========   ===========   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      418,564       655,468       769,981        383,439
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --            --         3,752         41,009
Shares redeemed........      (73,924)      (76,800)      (32,837)       (32,366)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)      344,640       578,668       740,896        392,082
                         ===========   ===========   ===========    ===========



See accompanying notes.

                                       40



                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                MONEY MARKET                 REAL ESTATE
                                  ACCOUNT                      ACCOUNT
----------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                            ENDED          ENDED         ENDED          ENDED
                          JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                            2002           2001           2002           2001
                        -------------  -------------  ------------  --------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  1,317,158   $  5,428,027   $   507,276    $   929,613
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........            --             --       742,102      1,285,314
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....            --             --     2,734,613       (391,068)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     1,317,158      5,428,027     3,983,991      1,823,859

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................    (1,317,158)    (5,428,027)           --       (912,627)
                         ------------   ------------   -----------    -----------
    Total Dividends and
          Distributions    (1,317,158)    (5,428,027)           --       (912,627)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    75,034,309    152,927,273    12,275,259      9,209,661
Shares issued in
 reinvestment of
 dividends and
 distributions.........     1,317,158      5,428,027            --        912,627
Shares redeemed........   (73,418,849)   (92,142,541)   (1,613,829)    (5,837,184)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     2,932,618     66,212,759    10,661,430      4,285,104
                         ------------   ------------   -----------    -----------
         Total Increase
             (Decrease)     2,932,618     66,212,759    14,645,421      5,196,336

NET ASSETS
Beginning of period....   180,922,584    114,709,825    22,457,318     17,260,982
                         ------------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $183,855,202   $180,922,584   $37,102,739    $22,457,318
                         ============   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $         --   $         --   $   507,276    $    16,986
                         ============   ============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    75,034,309    152,927,273     1,050,765        880,043
Shares issued in
 reinvestment of
 dividends and
 distributions.........     1,317,158      5,428,027            --         86,267
Shares redeemed........   (73,418,849)   (92,142,541)     (136,639)      (557,953)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)     2,932,618     66,212,759       914,126        408,357
                         ============   ============   ===========    ===========



See accompanying notes.

                                       41



                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                 SMALLCAP                 SMALLCAP GROWTH
                                 ACCOUNT                      ACCOUNT
----------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS         YEAR
                           ENDED         ENDED          ENDED           ENDED
                          JUNE 30,    DECEMBER 31,    JUNE 30,      DECEMBER 31,
                            2002          2001          2002            2001
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (22,173)  $   (19,108)  $   (215,674)   $   (522,606)
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........   (3,438,640)   (5,212,585)    (6,671,198)    (32,791,609)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (1,714,833)    5,864,090     (9,615,842)      9,738,299
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   (5,175,646)      632,397    (16,502,714)    (23,575,916)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    6,617,962    10,410,487      5,915,877      16,660,362
Shares redeemed........   (2,924,957)   (4,556,291)    (2,711,379)     (5,539,574)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    3,693,005     5,854,196      3,204,498      11,120,788
                         -----------   -----------   ------------    ------------
         Total Increase
             (Decrease)   (1,482,641)    6,486,593    (13,298,216)    (12,455,128)

NET ASSETS
Beginning of period....   36,493,087    30,006,494     55,965,753      68,420,881
                         -----------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $35,010,446   $36,493,087   $ 42,667,537    $ 55,965,753
                         ===========   ===========   ============    ============
Undistributed Net
 Investment Income
 (Operating Loss)......  $   (22,173)  $        --   $   (215,674)   $         --
                         ===========   ===========   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      853,318     1,336,018        644,503       1,383,613
Shares redeemed........     (375,364)     (622,421)      (308,215)       (490,341)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)      477,954       713,597        336,288         893,272
                         ===========   ===========   ============    ============



See accompanying notes.

                                       42



                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                              SMALLCAP VALUE                 UTILITIES
                                 ACCOUNT                      ACCOUNT
---------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS        YEAR
                           ENDED         ENDED         ENDED           ENDED
                          JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,
                            2002          2001          2002           2001
                        ------------  ------------  ------------  ---------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   124,898   $   222,507   $   615,048    $    948,827
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........      921,655     1,049,545    (5,449,561)     (5,276,011)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    1,479,229       160,834     2,051,269      (9,459,409)
                         -----------   -----------   -----------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    2,525,782     1,432,886    (2,783,244)    (13,786,593)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................           --      (222,507)           --        (939,924)
From net realized gain
 on investment and
 foreign currency
 transactions..........           --      (920,914)           --              --
Excess distribution of
 net realized gain on
 investment and foreign
 currency transactions.           --      (324,010)           --              --
Tax return of capital
 distributions.........           --        (4,519)           --              --
                         -----------   -----------   -----------    ------------
    Total Dividends and
          Distributions           --    (1,471,950)           --        (939,924)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............   15,348,750    14,410,630     2,752,630      14,698,855
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --     1,471,950            --         877,391
Shares redeemed........   (2,974,414)   (2,313,733)   (5,079,949)    (10,772,433)
                         -----------   -----------   -----------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   12,374,336    13,568,847    (2,327,319)      4,803,813
                         -----------   -----------   -----------    ------------
         Total Increase
             (Decrease)   14,900,118    13,529,783    (5,110,563)     (9,922,704)

NET ASSETS
Beginning of period....   30,888,032    17,358,249    33,802,496      43,725,200
                         -----------   -----------   -----------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $45,788,150   $30,888,032   $28,691,933    $ 33,802,496
                         ===========   ===========   ===========    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   124,898   $        --   $   615,048    $      8,903
                         ===========   ===========   ===========    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    1,250,113     1,250,647       332,966       1,342,761
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --       132,969            --         102,739
Shares redeemed........     (240,547)     (208,616)     (609,734)     (1,090,612)
                         -----------   -----------   -----------    ------------
Net Increase (Decrease)    1,009,566     1,175,000      (276,768)        354,888
                         ===========   ===========   ===========    ============



See accompanying notes.

                                       43



                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Variable Contracts Fund, Inc. (the "Fund") consists of 28 accounts (Asset Allocation Account, Balanced Account, Blue Chip Account, Bond Account, Capital Value Account, Equity Growth Account, Government Securities Account, Growth Account, High Yield Account, International Account, International Emerging Markets Account, International SmallCap Account, LargeCap Blend Account, LargeCap Growth Account, LargeCap Growth Equity Account, LargeCap Stock Index Account, LargeCap Value Account, MicroCap Account, MidCap Account, MidCap Growth Account, MidCap Growth Equity Account, MidCap Value Account, Money Market Account, Real Estate Account, SmallCap Account, SmallCap Growth Account, SmallCap Value Account, and Utilities Account), known as the "Accounts". The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry.

Effective May 1, 2002, the initial purchases of 200,000 shares of each of the LargeCap Blend Account and LargeCap Value Account were made by Principal Life Insurance Company.

Principal Life Insurance Compnay ("Principal") has filed an application with the SEC to permit it to substitute shares of the Bond Account for shares of the High Yield Account currently owned by the High Yield Division of the Variable Life Separate Account. Principal has also filed an application with the SEC to permit it to substitute shares of the SmallCap Account for shares of the MicroCap Account currently owned by the MicroCap Division of the Variable Life Separate Account and Separate Account B. If SEC approval is granted, Principal intends to complete the substitutions.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:



SECURITY VALUATION. . The Accounts (with the exception of the Money Market Account) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Short-term securities are valued at amortized cost, which approximates market.

The Money Market Account values its securities at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.



FOREIGN SECURITIES. . Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of each account's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by Principal Management Corporation ("the Manager") under procedures established and regularly reviewed by the Fund's Board of Directors. To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which an account does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, each account's net asset value could be significantly affected on days when shareholders do not have access to the account.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

                                       44


                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.



INCOME AND INVESTMENT TRANSACTIONS. . The Accounts record investment transactions generally one day after the trade date, except for short-term investment transactions, which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities.



DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS . With respect to the Money Market Account, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions of the other accounts are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, returns of capital, amortization of premiums and discounts, futures contracts, consent distributions, sales of Passive Foreign Investment Companies, losses deferred due to wash sales and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.



FEDERAL INCOME TAXES. . No provision for federal income taxes is considered necessary because each account is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

                                       45


                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
3. OPERATING POLICIES



FEES PAID INDIRECTLY. . The Accounts direct certain portfolio transactions to a broker that, in turn, pays a portion of the Fund's operating expenses. Certain of the Accounts have also entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each account's expenses. These amounts are reflected in the statement of operations.



FUTURES CONTRACTS. . The Accounts (with the exception of Money Market Account) may enter into futures contracts as a hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included in the net unrealized appreciation (depreciation) of investments on the statement of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account's cost basis in the contract.



JOINT TRADING ACCOUNT. . Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Accounts' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments.



LINE OF CREDIT. . Certain of the Accounts participate with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..50%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating accounts and funds in proportion to their average net assets during each calendar quarter. At June 30, 2002, the Accounts had no outstanding borrowings under the line of credit.



SECURITIES LENDING . Certain of the Accounts may lend portfolio securities to approved brokers to earn additional income. Each applicable account receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. Although risk is mitigated by the collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.



SHORT SALES. . The Accounts may engage in "short sales against the box." This technique involves selling either a security owned by an account, or a security equivalent in kind and amount to the security sold short that the account has the right to obtain, for delivery at a specified date in the future. An account may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, an account loses the opportunity to participate in the gain.

                                       46


                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES. . The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each Account's average daily net assets. The annual rates used in this calculation for the Accounts are as follows:

                                       NET ASSET VALUE OF ACCOUNTS
                                              (IN MILLIONS)
                                  -------------------------------------
                                  FIRST    NEXT    NEXT    NEXT     OVER
                                   $100    $100    $100    $100     $400
                                  -----    ----    ----    ----     ----
 Asset Allocation Account          .80%    .75%    .70%    .65%     .60%
 Balanced Account                  .60     .55     .50     .45      .40
 Bond Account                      .50     .45     .40     .35      .30
 Equity Growth Account             .80     .75     .70     .65      .60
 Government Securities Account     .50     .45     .40     .35      .30
 High Yield Account                .60     .55     .50     .45      .40
 International SmallCap Account   1.20    1.15    1.10    1.05     1.00
 MicroCap Account                 1.00     .95     .90     .85      .80
 MidCap Account                    .65     .60     .55     .50      .45
 MidCap Growth Account             .90     .85     .80     .75      .70
 Money Market Account              .50     .45     .40     .35      .30
 Real Estate Account               .90     .85     .80     .75      .70
 SmallCap Account                  .85     .80     .75     .70      .65
 SmallCap Growth Account          1.00     .95     .90     .85      .80
 SmallCap Value Account           1.10    1.05    1.00     .95      .90
 Utilities Account                 .60     .55     .50     .45      .40



                                            NET ASSET VALUE OF ACCOUNTS
                                                   (IN MILLIONS)
                                      -------------------------------------
                                      FIRST    NEXT    NEXT    NEXT     OVER
                                       $250    $250    $250    $250    $1,000
                                      -----    ----    ----    ----    ------
 Blue Chip Account                     .60%    .55%    .50%    .45%      .40%
 Capital Value Account                 .60     .55     .50     .45       .40
 Growth Account                        .60     .55     .50     .45       .40
 International Account                 .85     .80     .75     .70       .65
 International Emerging Markets       1.25    1.20    1.15    1.10      1.05
 Account
 LargeCap Blend Account                .75     .70     .65     .60       .55
 LargeCap Growth Account              1.10    1.05    1.00     .95       .90
 LargeCap Value Account                .75     .70     .65     .60       .55
 MidCap Value Account                 1.05    1.00     .95     .90       .85



                                                      OVERALL FEE
                                                     -------------
 LargeCap Growth Equity Account                          1.00%
 LargeCap Stock Index Account                             .35
 MidCap Growth Equity Account                            1.00




                                       47


                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Manager voluntarily waives a portion of its fees for certain Accounts. The waivers are in amounts that maintain total operating expenses within certain limits. The limits are expressed as a percentage of average daily net assets attributable to each account on an annualized basis during the period. The operating expense limits, which were maintained at or below that shown, are as follows:

                                                      EXPENSE
                                                       LIMIT
                                                      -------
 International Emerging Markets Account                1.75%
 LargeCap Blend Account                                1.00
 LargeCap Stock Index Account                           .40
 LargeCap Value Account                                1.00


Effective May 1, 2002, the waiver was eliminated on LargeCap Growth Account, LargeCap Growth Equity Account, and MidCap Growth Equity Account. The expense limit was raised from 1.35% to 1.75% on International Emerging Markets Account.



AFFILIATED OWNERSHIP. . At June 30, 2002, Principal Life Insurance Company (an affiliate of Princor Financial Services Corporation) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned all of the shares of the Accounts.



AFFILIATED BROKERAGE COMMISSIONS. . No brokerage commissions were paid by the Accounts to Princor Financial Services Corporation during the period. Brokerage commissions were paid to other affiliates by the following Accounts:

 Asset Allocation Account                               $1,388
 Equity Growth Account                                   4,167
 LargeCap Value Account                                  6,319
 MicroCap Account                                           15
 MidCap Value Account                                   15,793





                                       48


                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS

For the periods ended June 30, 2002, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Accounts were as follows:

                                                                              PURCHASES        SALES
                                                                             ------------  --------------
 Asset Allocation Account                                                    $143,739,779   $131,992,497
 Balanced Account                                                              32,229,824     40,542,394
 Blue Chip Account                                                              2,684,743      2,395,853
 Bond Account                                                                  77,036,510     56,008,333
 Capital Value Account                                                        171,455,248    175,591,063
 Equity Growth Account                                                        139,041,376    155,024,105
 Government Securities Account                                                 69,835,116     28,877,697
 Growth Account                                                                21,532,506     32,808,971
 High Yield Account                                                             3,853,468      9,080,911
 International Account                                                         56,182,545     56,660,724
 International Emerging Markets Account                                        10,006,495      6,974,797
 International SmallCap Account                                                18,770,777     15,780,731
 LargeCap Blend Account                                                         3,850,272         95,460
 LargeCap Growth Account                                                        5,635,161      2,107,142
 LargeCap Growth Equity Account                                                 4,603,824      2,637,570
 LargeCap Stock Index Account                                                  22,611,612      6,490,794
 LargeCap Value Account                                                         4,749,440         53,957
 MicroCap Account                                                              10,379,642      8,742,123
 MidCap Account                                                                98,183,708     92,868,739
 MidCap Growth Account                                                          5,609,833      3,646,602
 MidCap Growth Equity Account                                                   9,270,285      7,577,009
 MidCap Value Account                                                          14,595,650      6,363,602
 Real Estate Account                                                           16,706,669      6,282,164
 SmallCap Account                                                              45,927,503     44,034,278
 SmallCap Growth Account                                                       46,910,575     43,130,476
 SmallCap Value Account                                                        25,465,070     13,791,784
 Utilities Account                                                             16,263,372     16,368,176




                                       49


                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

The Accounts may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of June 30, 2002, the Asset Allocation Account and Government Securities Account had TBA purchase commitments involving securities with face amounts of $12,500,000 and $5,000,000, costs of $12,788,133 and $5,076,172, and market values of $12,808,507 and $5,098,440, respectively. Each Account has set aside investment securities and other assets in excess of the commitment to serve as collateral.

The U.S. federal income tax basis of the Accounts' investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes at June 30, 2002, by account, was composed of the following:

                                                                                                            NET UNREALIZED
                                                                                                             APPRECIATION
                                             TAX COST OF INVESTMENTS        GROSS UNREALIZED                (DEPRECIATION)
                                                                      --------------------------------
                                                  IN SECURITIES        APPRECIATION     (DEPRECIATION)      OF INVESTMENTS
                                                  -------------       ----------------  --------------     ----------------

 Asset Allocation Account                         $ 99,212,625        $  6,180,618      $   (8,409,795)     $   (2,229,177)
 Balanced Account                                  137,151,657           7,391,199         (18,411,296)        (11,202,097)
 Blue Chip Account                                   5,000,013             168,849          (1,056,536)           (887,687)
 Bond Account                                      187,569,720           3,806,293          (1,048,833)          2,757,460
 Capital Value Account                             239,812,309          15,844,120         (18,757,160)         (2,913,040)
 Equity Growth Account                             276,434,450          16,848,588         (39,782,070)        (22,933,482)
 Government Securities Account                     233,539,143           6,047,982             (57,163)          5,990,819
 Growth Account                                    199,652,641          17,755,751         (50,602,090)        (41,846,339)
 High Yield Account                                  9,106,490              70,825          (1,683,576)         (1,612,751)
 International Account                             137,337,601          11,149,057         (10,513,962)            635,095
 International Emerging Markets Account              9,984,618             848,710            (563,073)            285,637
 International SmallCap Account                     43,629,423           5,793,829          (3,651,553)          2,142,276
 LargeCap Blend Account                              3,740,044              44,555            (227,472)           (182,917)
 LargeCap Growth Account                            12,671,600             351,846          (2,601,739)         (2,249,893)
 LargeCap Growth Equity Account                      6,262,794             262,460            (922,889)           (660,429)
 LargeCap Stock Index Account                       97,114,103           5,069,917         (26,272,608)         (21,202,691)
 LargeCap Value Account                              4,693,323              65,842            (264,654)            (198,812)
 MicroCap Account                                   13,816,959           1,778,182          (1,670,801)             107,381
 MidCap Account                                    258,335,983          30,160,430         (13,086,186)          17,074,244
 MidCap Growth Account                              27,308,125           2,909,393          (6,361,720)          (3,452,327)
 MidCap Growth Equity Account                        6,855,532             424,781            (740,492)            (315,711)
 MidCap Value Account                               18,566,887           1,339,675            (683,072)             656,603
 Real Estate Account                                32,658,865           4,914,901            (118,287)           4,796,614
 SmallCap Account                                   36,348,942           2,154,957          (4,528,284)          (2,373,327)
 SmallCap Growth Account                            42,828,982           4,370,182          (6,999,743)          (2,629,561)
 SmallCap Value Account                             39,782,947           6,663,290          (2,370,493)           4,292,797
 Utilities Account                                  29,125,196           1,360,750          (2,402,592)          (1,041,842)


The Accounts' investments are with various issuers in various industries. The schedules of investments contained herein summarize concentrations of credit risk by issuer and industry.

                                       50


                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION


DISTRIBUTIONS TO SHAREHOLDERS . The tax character of distributions paid during 2002 and 2001 were as follows:

                                  ORDINARY INCOME      LONG-TERM CAPITAL GAIN   RETURN OF CAPITAL
                                  ------------         ------------             ---------
                                  2002        2001        2002        2001       2002       2001
                                  ----        ----        ----        ----       ----       ----
 Asset Allocation Account      $       --  $2,138,376  $       --  $   211,673    $--      $   --
 Balanced Account               4,171,673   4,931,951          --    2,258,458     --          --
 Blue Chip Account                     --      31,622          --           --     --          --
 Bond Account                   8,184,322   8,414,360          --           --     --          --
 Capital Value Account                 --   3,091,366          --    1,222,778     --          --
 Equity Growth Account            207,223     344,140          --   23,660,567     --          --
 Government Securities          8,861,055   7,685,774     577,046           --     --          --
 Account
 Growth Account                    42,385          --          --           --     --          --
 High Yield Account                    --   1,336,323          --           --     --          --
 International Account            634,174     248,356          --       35,286     --          --
 International Emerging                --      31,281          --           --     --          --
 Markets Account
 International SmallCap           112,141          --          --           --     --          --
 Account
 LargeCap Blend Account                --         N/A          --          N/A     --         N/A
 LargeCap Growth Account               --          --          --        4,017     --          14
 LargeCap Growth Equity                --          --          --           --     --          --
 Account
 LargeCap Stock Index Account          --     671,720          --           --     --          --
 LargeCap Value Account                --         N/A          --          N/A     --         N/A
 MicroCap Account                      --          --          --           --     --          --
 MidCap Account                    27,821   2,712,041   4,090,561    6,554,420     --          --
 MidCap Growth Account                 --      43,147          --      591,434     --          --
 MidCap Growth Equity Account          --          --          --           --     --          --
 MidCap Value Account                  --      86,929      42,844      385,780     --          --
 Money Market Account           1,317,158   5,428,027          --           --     --          --
 Real Estate Account                   --     929,613          --           --     --          --
 SmallCap Account                      --          --          --           --     --          --
 SmallCap Growth Account               --          --          --           --     --          --
 SmallCap Value Account                --     222,507          --    1,244,925     --       4,519
 Utilities Account                     --     948,827          --           --     --          --




DISTRIBUTABLE EARNINGS .

                                     UNDISTRIBUTED          UNDISTRIBUTED
                                     ORDINARY INCOME   LONG-TERM CAPITAL GAINS
                                    ----------------   -----------------------
 Balanced Account                      $4,172,674            $       --
 Bond Account                           8,185,281                    --
 Equity Growth Account                    207,747                    --
 Government Securities Account          8,862,026               577,083
 Growth Account                            43,529                    --
 International Account                    634,739                    --
 International SmallCap Account           112,292                    --
 MidCap Account                            28,050             4,110,311
 MidCap Value Account                          --                43,397

As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

As of December 31, 2001, Asset Allocation Account, Blue Chip Account, Capital Value Account, High Yield Account, International Emerging Markets Account, LargeCap Growth Account, LargeCap Growth Equity Account, LargeCap Stock Index Account, MicroCap Account, MidCap Growth Account, MidCap Growth Equity Account, Money Market Account, Real Estate Account, SmallCap Account, SmallCap Growth Account, SmallCap Value Account and Utilities Account had no distributable earnings on a tax basis.

                                       51


                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION (CONTINUED)


CAPITAL LOSS CARRYFORWARDS . Capital loss carryforwards are losses that can be used to offset future capital gains of the fund. At December 31, 2001, the following Accounts had approximate net capital loss carryforwards as follows:

                                                                                  NET CAPITAL LOSS CARRYFORWARDS EXPIRING IN:
                                                                                2002     2003      2007       2008         2009
                                                                              --------  -------  --------  ----------  -------------
 Asset Allocation Account                                                     $     --  $    --  $     --  $       --   $   335,000
 Balanced Account                                                                   --       --        --          --     1,733,000
 Blue Chip Account                                                                  --       --    32,000     412,000       389,000
 Bond Account                                                                       --       --   414,000   5,923,000       301,000
 Capital Value Account                                                              --       --        --          --     4,666,000
 Equity Growth Account                                                              --       --        --          --    45,845,000
 Growth Account                                                                     --       --        --          --    24,708,000
 High Yield Account                                                            114,000   49,000   751,000   1,794,000     1,414,000
 International Account                                                              --       --        --          --    26,626,000
 International Emerging Markets Account                                             --       --        --       2,000     1,147,000
 International SmallCap Account                                                     --       --        --          --    11,229,000
 LargeCap Growth Account                                                            --       --        --          --     1,001,000
 LargeCap Growth Equity Account                                                     --       --        --      28,000     2,489,000
 LargeCap Stock Index Account                                                       --       --        --     294,000       968,000
 MicroCap Account                                                                   --       --   113,000          --       105,000
 MidCap Growth Account                                                              --       --        --          --     2,523,000
 MidCap Growth Equity Account                                                       --       --        --       8,000     3,293,000
 Real Estate Account                                                                --       --        --     306,000            --
 SmallCap Account                                                                   --       --        --          --     2,944,000
 SmallCap Growth Account                                                            --       --        --          --    32,461,000
 Utilities Account                                                                  --       --        --          --     2,949,000




POST-OCTOBER LOSSES . Post-October losses are certain capital and currency losses which occur during the portion of a regulated investment company's taxable year subsequent to October 31. These losses must be deferred until the next taxable year. At December 31, 2001, the following Accounts had post-October losses as follows:

                                          2001 POST-OCTOBER
                                                LOSSES
                                         ---------------
 Asset Allocation Account                     $  162,000
 Balanced Account                              1,123,000
 Blue Chip Account                               157,000
 Equity Growth Account                         5,996,000
 Government Securities Account                    88,000
 Growth Account                                  439,000
 High Yield Account                              275,000
 International Account                         1,607,000
 International Emerging Markets Account           29,000
 International SmallCap Account                  131,000
 LargeCap Growth Account                         364,000
 LargeCap Growth Equity Account                   66,000
 LargeCap Stock Index Account                    161,000
 MicroCap Account                                125,000
 MidCap Growth Account                           771,000
 SmallCap Account                                785,000
 SmallCap Growth Account                         835,000
 SmallCap Value Account                          240,000
 Utilities Account                             2,462,000



                                       52



                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)

                                                            Shares
                                                             Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (63.04%)
ADVERTISING AGENCIES (0.02%)
                                                                                $
 Interpublic Group                                               600                14,856
 Omnicom Group                                                   200                 9,160
                                                                                    24,016
AEROSPACE & DEFENSE (0.37%)
 Boeing                                                        5,350               240,750
 Northrop Grumman                                                100                12,500
 Raytheon                                                      2,450                99,838
                                                                                   353,088
AEROSPACE & DEFENSE EQUIPMENT (0.83%)
 Alliant Techsystems /1/                                         650                41,470
 General Dynamics                                              4,700               499,845
 Lockheed Martin                                                 500                34,750
 United Technologies                                           3,300               224,070
                                                                                   800,135
AIRLINES (0.20%)
 British Airways                                               1,400                40,110
 Continental Airlines /1/                                      4,450                70,221
 KLM                                                           5,955                72,056
 Southwest Airlines                                              800                12,928
                                                                                   195,315
APPLICATIONS SOFTWARE (1.32%)
 Intuit /1/                                                    2,075               103,169
 Microsoft /1/                                                21,250             1,162,375
 Siebel Systems /1/                                              600                 8,532
                                                                                 1,274,076
ATHLETIC EQUIPMENT (0.09%)
 Amer Group                                                    5,500                89,627
ATHLETIC FOOTWEAR (0.01%)
 Nike                                                            200                10,730
AUDIO & VIDEO PRODUCTS (0.45%)
 Matsushita Electric Industrial                               13,300               183,939
 Sony                                                          4,800               254,400
                                                                                   438,339
AUTO-CARS & LIGHT TRUCKS (1.07%)
 Fiat                                                          2,585                32,571
 Ford Motor                                                    1,700                27,200
 General Motors                                                5,050               269,922
 Honda Motor                                                   7,200               149,184
 Nissan Motor                                                  6,900                96,669
 Toyota Motor                                                  6,000               318,000
 Volkswagen                                                   14,000               136,055
                                                                                 1,029,601
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.50%)
 ArvinMeritor                                                 19,774               474,576
 Delphi Automotive Systems                                       700                 9,240
                                                                                   483,816
BEVERAGES-NON-ALCOHOLIC (0.69%)
 Coca-Cola                                                     7,750               434,000
 Coca-Cola Enterprises                                           500                11,040
 Pepsi Bottling Group                                            200                 6,160
 Pepsico                                                       4,420               213,044
                                                                                   664,244
                                                            Shares
                                                             Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BREWERY (0.34%)
                                                                                $
 Anheuser-Busch                                                4,150               207,500
 Kirin Brewery                                                 1,700               119,000
                                                                                   326,500
BROADCASTING SERVICES & PROGRAMMING (0.34%)
 Clear Channel Communications /1/                                700                22,414
 Liberty Media /1/                                            30,100               301,000
                                                                                   323,414
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.40%)
 Masco                                                        10,400               281,944
 Matsushita Electric Works                                     1,400               100,454
                                                                                   382,398
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.14%)
 Italcementi                                                  13,520               133,928
BUILDING-RESIDENTIAL & COMMERCIAL (0.11%)
 Sekisui House                                                14,800               108,787
CABLE TV (0.03%)
 Comcast                                                       1,200                28,608
CASINO SERVICES (0.07%)
 International Game Technology                                 1,150                65,205
CELLULAR TELECOMMUNICATIONS (0.34%)
 AT&T Wireless Services /1/                                   17,612               103,030
 NTT DoCoMo                                                    9,100               224,224
                                                                                   327,254
CHEMICALS-DIVERSIFIED (0.96%)
 Akzo Nobel                                                    8,566               372,621
 Asahi Kasei                                                   2,600                86,553
 Bayer                                                        10,735               344,701
 Dow Chemical                                                  1,000                34,380
 E.I. Du Pont de Nemours                                       1,200                53,280
 Nova Chemicals                                                  696                15,695
 PPG Industries                                                  200                12,380
 Rohm & Haas                                                     200                 8,098
                                                                                   927,708
CHEMICALS-SPECIALTY (0.37%)
 Engelhard                                                     6,200               175,584
 Millennium Chemicals                                         12,200               171,410
 Syngenta /1/                                                    623                 7,576
                                                                                   354,570
COMMERCIAL BANKS (0.87%)
 Allied Irish Banks                                            8,700               229,245
 Amsouth Bancorp                                                 500                11,190
 Banco Santander Central Hispano                              23,400               182,286
 BB&T                                                            600                23,160
 Regions Financial                                               500                17,575
 Shizuoka Bank                                                 1,400                85,035
 SouthTrust                                                      500                13,060
 Synovus Financial                                             2,100                57,792
 Westpac Banking                                               4,900               221,970
                                                                                   841,313
COMMERCIAL SERVICE-FINANCE (0.11%)
 Concord EFS /1/                                               2,550                76,857
 H&R Block                                                       200                 9,230
                                                            Shares
                                                             Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICE-FINANCE (CONTINUED)
                                                                                $
 Moody's                                                         100                 4,975
 Paychex                                                         500                15,645
                                                                                   106,707
COMMERCIAL SERVICES (0.07%)
 Weight Watchers International /1/                             1,600                69,504
COMPUTER SERVICES (0.14%)
 Affiliated Computer Services /1/                              1,300                61,724
 Computer Sciences /1/                                           200                 9,560
 Electronic Data Systems                                         600                22,290
 Sungard Data Systems /1/                                      1,750                46,340
                                                                                   139,914
COMPUTERS (0.70%)
 Apple Computer                                                  500                 8,860
 Dell Computer /1/                                            11,650               304,531
 Hewlett-Packard                                               3,032                46,329
 International Business Machines                               3,600               259,200
 Sun Microsystems /1/                                         10,400                52,104
                                                                                   671,024
COMPUTERS-INTEGRATED SYSTEMS (0.12%)
 Brocade Communications System /1/                             1,550                27,094
 Fujitsu                                                       2,600                90,676
                                                                                   117,770
COMPUTERS-MEMORY DEVICES (0.19%)
 EMC                                                           8,250                62,288
 TDK                                                           1,400                66,304
 Veritas Software /1/                                          2,855                56,500
                                                                                   185,092
COMPUTERS-PERIPHERAL EQUIPMENT (0.01%)
 Lexmark International /1/                                       100                 5,440
CONSUMER PRODUCTS-MISCELLANEOUS (0.01%)
 Clorox                                                          200                 8,270
 Fortune Brands                                                  100                 5,594
                                                                                    13,864
COSMETICS & TOILETRIES (1.20%)
 Alberto-Culver                                                  800                38,240
 Avon Products                                                   200                10,448
 Colgate-Palmolive                                             1,450                72,572
 Gillette                                                      1,200                40,644
 KAO                                                             600               138,166
 Kimberly-Clark                                                  600                37,200
 Procter & Gamble                                              7,650               683,145
 Shiseido                                                     10,000               133,327
                                                                                 1,153,742
CRUISE LINES (0.10%)
 Carnival                                                        700                19,383
 P&O Princess Cruises                                          2,925                73,710
                                                                                    93,093
DATA PROCESSING & MANAGEMENT (0.33%)
 Automatic Data Processing                                       800                34,840
 First Data                                                    7,250               273,035
 Fiserv /1/                                                      200                 7,342
                                                                                   315,217
                                                            Shares
                                                             Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (1.54%)
                                                                                $
 Citigroup                                                    38,416             1,488,620
DIVERSIFIED MANUFACTURING OPERATIONS (1.78%)
 3M                                                              500                61,500
 Danaher                                                         200                13,270
 General Electric                                             44,550             1,294,177
 Honeywell International                                       2,300                81,029
 Illinois Tool Works                                             500                34,460
 Tyco International                                           17,350               234,399
                                                                                 1,718,835
DIVERSIFIED OPERATIONS (0.12%)
 Keppel                                                        5,375                25,069
 Six Continents                                                8,928                93,208
                                                                                   118,277
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.02%)
 Cendant /1/                                                   1,200                19,056
ELECTRIC PRODUCTS-MISCELLANEOUS (0.36%)
 Emerson Electric                                                600                32,106
 Hitachi                                                       2,300               147,591
 Molex                                                           500                16,765
 Sanyo Electric                                                3,600                79,197
 Sharp                                                           600                76,191
                                                                                   351,850
ELECTRIC-INTEGRATED (1.49%)
 American Electric Power                                         600                24,012
 Consolidated Edison                                             200                 8,350
 Dominion Resources                                              500                32,990
 Duke Energy                                                   1,200                37,320
 Endesa                                                        5,600                80,192
 Entergy                                                         200                 8,488
 EVN                                                          10,800               102,108
 Exelon                                                          500                26,150
 FirstEnergy                                                     200                 6,676
 FPL Group                                                       200                11,998
 International Power /1/                                       1,368                34,952
 NiSource                                                     34,500               753,135
 PG&E                                                            500                 8,945
 Progress Energy                                                 200                10,402
 Public Service Enterprise Group                                 500                21,650
 Southern                                                        800                21,920
 TXU                                                             500                25,700
 XCEL Energy                                                  13,220               221,699
                                                                                 1,436,687
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.24%)
 Koninklijke Philips Electronics                              33,214               916,707
 Kyocera                                                       1,300                95,680
 NEC                                                          12,700                88,265
 Omron                                                           600                86,153
 Solectron /1/                                                   700                 4,305
                                                                                 1,191,110
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.09%)
 Agere Systems /1/                                               350                   490
 Agere Systems                                                 8,711                13,066
 Altera /1/                                                    3,800                51,680
 Broadcom /1/                                                    100                 1,754
                                                            Shares
                                                             Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                $
 Conexant Systems /1/                                         20,600                33,372
 Intel                                                        30,600               559,062
 Intersil Holding /1/                                            800                17,104
 Micron Technology                                               800                16,176
 Nvidia /1/                                                      100                 1,718
 Skyworks Solutions                                            7,231                40,130
 Texas Instruments                                            11,050               261,885
 Xilinx /1/                                                    2,200                49,346
                                                                                 1,045,783
ELECTRONIC FORMS (0.01%)
 Adobe Systems                                                   200                 5,700
ELECTRONIC MEASUREMENT INSTRUMENTS (0.07%)
 Advantest                                                     3,500                54,775
 Agilent Technologies /1/                                        600                14,328
                                                                                    69,103
ELECTRONIC SECURITY DEVICES (0.13%)
 Secom                                                         1,300               127,553
ENTERPRISE SOFTWARE & SERVICE (0.16%)
 Computer Associates International                               600                 9,534
 Oracle /1/                                                   14,800               140,156
 Peoplesoft /1/                                                  200                 2,976
                                                                                   152,666
FIDUCIARY BANKS (0.22%)
 Bank of New York                                              4,850               163,688
 Mellon Financial                                                600                18,858
 Northern Trust                                                  200                 8,812
 State Street                                                    500                22,350
                                                                                   213,708
FINANCE-CONSUMER LOANS (0.04%)
 Household International                                         600                29,820
 SLM                                                             100                 9,690
                                                                                    39,510
FINANCE-CREDIT CARD (0.55%)
 American Express                                              4,300               156,176
 Capital One Financial                                         5,450               332,722
 MBNA                                                          1,200                39,684
                                                                                   528,582
FINANCE-INVESTMENT BANKER & BROKER (0.48%)
 Daiwa Securities Group                                        1,200                77,793
 Goldman Sachs Group                                           2,225               163,204
 Lehman Brothers Holdings                                        200                12,504
 Merrill Lynch                                                 1,000                40,500
 Nomura Holdings                                              11,500               169,050
                                                                                   463,051
FINANCE-LEASING COMPANY (0.10%)
 ORIX                                                          2,300                93,380
FINANCE-MORTGAGE LOAN/BANKER (1.81%)
 Federal Home Loan Mortgage                                   25,650             1,569,780
 Federal National Mortgage Association                         2,400               177,000
                                                                                 1,746,780
FINANCIAL GUARANTEE INSURANCE (0.01%)
 MBIA                                                            100                 5,653
                                                            Shares
                                                             Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCIAL GUARANTEE INSURANCE (CONTINUED)
                                                                                $
 MGIC Investment                                                 100                 6,780
                                                                                    12,433
FOOD (0.01%)
 Archer-Daniels-Midland                                          700                 8,953
FOOD-CONFECTIONERY (0.01%)
 Hershey Foods                                                   100                 6,286
 J.M. Smucker                                                     18                   614
 Wm. Wrigley Jr.                                                 100                 5,535
                                                                                    12,435
FOOD-MISCELLANEOUS/DIVERSIFIED (1.39%)
 Ajinomoto                                                     1,200               128,754
 Campbell Soup                                                   500                13,830
 Conagra Foods                                                   600                16,590
 General Mills                                                   500                22,040
 Groupe Danone                                                21,528               591,374
 H.J. Heinz                                                      200                 8,220
 Kellogg                                                         500                17,930
 Kraft Foods                                                   5,950               243,653
 Nestle                                                        4,000               233,174
 Sara Lee                                                      1,000                20,640
 Unilever                                                        600                38,880
                                                                                 1,335,085
FOOD-RETAIL (0.05%)
 Albertson's                                                     500                15,230
 Kroger                                                          800                15,920
 Safeway /1/                                                     600                17,514
                                                                                    48,664
FOOD-WHOLESALE & DISTRIBUTION (0.02%)
 Sysco                                                           800                21,776
GOLD MINING (0.02%)
 Barrick Gold                                                    500                 9,495
 Newmont Mining                                                  200                 5,266
                                                                                    14,761
HEALTH CARE COST CONTAINMENT (0.01%)
 McKesson                                                        200                 6,540
HOME DECORATION PRODUCTS (0.01%)
 Newell Rubbermaid                                               200                 7,012
HOTELS & MOTELS (0.01%)
 Marriott International                                          200                 7,610
 Starwood Hotels & Resorts Worldwide                             100                 3,289
                                                                                    10,899
IMPORT & EXPORT (0.20%)
 Mitsubishi                                                    6,100                88,251
 Mitsui                                                          800               105,600
                                                                                   193,851
INDUSTRIAL GASES (0.46%)
 Air Products & Chemicals                                      8,500               428,995
 Praxair                                                         200                11,394
                                                                                   440,389
INSTRUMENTS-CONTROLS (0.01%)
 Johnson Controls                                                100                 8,161
                                                            Shares
                                                             Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE BROKERS (0.03%)
                                                                                $
 AON                                                             200                 5,896
 Marsh & McLennan                                                200                19,320
                                                                                    25,216
INTERNET BROKERS (0.02%)
 Charles Schwab                                                1,600                17,920
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.02%)
 Franklin Resources                                              500                21,320
LIFE & HEALTH INSURANCE (0.39%)
 Aflac                                                           600                19,200
 Jefferson-Pilot                                                 100                 4,722
 John Hancock Financial Services                                 200                 7,040
 Lincoln National                                              8,250               346,500
 UnumProvident                                                   100                 2,545
                                                                                   380,007
LINEN SUPPLY & RELATED ITEMS (0.01%)
 Cintas                                                          200                 9,886
MACHINERY-CONSTRUCTION & MINING (0.17%)
 Caterpillar                                                   3,400               166,430
MACHINERY-FARM (0.01%)
 Deere                                                           200                 9,580
MACHINERY-GENERAL INDUSTRY (0.03%)
 Dover                                                           500                17,500
 Ingersoll-Rand                                                  200                 9,132
                                                                                    26,632
MACHINERY-PUMPS (0.10%)
 Ebara                                                         1,800                97,016
MEDICAL INSTRUMENTS (0.25%)
 Biomet                                                          200                 5,424
 Boston Scientific /1/                                           500                14,660
 Guidant                                                         200                 6,046
 Medtronic                                                     5,050               216,393
                                                                                   242,523
MEDICAL LABORATORY & TESTING SERVICE (0.44%)
 Laboratory Corp. of America Holdings /1/                      4,300               196,295
 Quest Diagnostics /1/                                         2,600               223,730
                                                                                   420,025
MEDICAL PRODUCTS (1.05%)
 Amersham                                                      8,569               380,121
 Baxter International                                          2,400               106,656
 Becton Dickinson                                                200                 6,890
 Johnson & Johnson                                             9,750               509,535
 Stryker                                                         200                10,702
                                                                                 1,013,904
MEDICAL-BIOMEDICAL/GENE (0.17%)
 Amgen /1/                                                     3,400               142,392
 Biogen /1/                                                      100                 4,143
 Chiron /1/                                                      100                 3,535
 Genzyme /1/                                                     200                 3,848
 Immunex /1/                                                     600                13,404
                                                                                   167,322
                                                            Shares
                                                             Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (4.07%)
                                                                                $
 Abbott Laboratories                                          13,150               495,098
 Allergan                                                        100                 6,675
 Banyu Pharmaceutical                                            400               103,190
 Bristol-Myers Squibb                                          6,100               156,770
 Celgene /1/                                                   1,300                19,890
 Eisai                                                         2,800                71,953
 Eli Lilly                                                     2,850               160,740
 Forest Laboratories /1/                                         100                 7,080
 GlaxoSmithKline /1/                                           2,503               107,979
 King Pharmaceuticals /1/                                        100                 2,225
 Medimmune /1/                                                   200                 5,280
 Merck                                                         6,500               329,160
 Novartis                                                      5,758               252,373
 Novo-Nordisk                                                  8,000               263,200
 Pfizer                                                       25,875               905,625
 Schering-Plough                                               8,850               217,710
 Wyeth                                                        16,025               820,480
                                                                                 3,925,428
MEDICAL-HMO (0.03%)
 UnitedHealth Group                                              200                18,310
 Wellpoint Health Networks /1/                                   100                 7,781
                                                                                    26,091
MEDICAL-HOSPITALS (0.28%)
 HCA                                                           5,300               251,750
 Tenet Healthcare /1/                                            200                14,310
                                                                                   266,060
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.23%)
 AmerisourceBergen                                             1,800               136,800
 Cardinal Health                                               1,450                89,045
                                                                                   225,845
METAL PROCESSORS & FABRICATION (0.41%)
 SKF                                                          15,370               391,167
METAL-ALUMINUM (0.06%)
 Alcan                                                           600                22,512
 Alcoa                                                         1,200                39,780
                                                                                    62,292
MISCELLANEOUS INVESTING (0.02%)
 Equity Office Properties Trust                                  500                15,050
 Equity Residential Properties Trust                             200                 5,750
                                                                                    20,800
MONEY CENTER BANKS (3.69%)
 ABN Amro Holding                                             22,864               413,153
 Bank of America                                              10,950               770,442
 Barclays                                                     22,284               751,194
 Commerzbank                                                   3,600                54,576
 HSBC Holdings                                                 3,600               209,520
 JP Morgan Chase                                              27,557               934,733
 Mitsubishi Tokyo Financial Group                             53,800               365,840
 Wachovia                                                      1,400                53,452
                                                                                 3,552,910
MOTORCYCLE & MOTOR SCOOTER (0.03%)
 Harley-Davidson                                                 500                25,635
                                                            Shares
                                                             Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (1.70%)
                                                                                $
 Allstate                                                     22,100               817,258
 American International Group                                  7,550               515,136
 Cigna                                                           100                 9,742
 Hartford Financial Services                                     200                11,894
 Loews                                                           200                10,740
 Loews /1/                                                     2,100                56,805
 MetLife                                                         800                23,040
 Prudential Financial                                          1,800                60,048
 Safeco                                                        3,950               122,016
 St. Paul                                                        200                 7,784
                                                                                 1,634,463
MULTIMEDIA (0.59%)
 AOL Time Warner /1/                                           8,650               127,242
 Gannett                                                         200                15,180
 McGraw-Hill                                                     100                 5,970
 Viacom /1/                                                    7,720               342,536
 Walt Disney                                                   4,300                81,270
                                                                                   572,198
NETWORKING PRODUCTS (0.47%)
 Cisco Systems /1/                                            28,200               393,390
 Lucent Technologies                                          33,450                55,527
                                                                                   448,917
NON-FERROUS METALS (0.47%)
 USEC                                                         51,600               454,080
NON-HAZARDOUS WASTE DISPOSAL (0.02%)
 Waste Management                                                700                18,235
NON-HOTEL GAMBLING (0.13%)
 Hilton Group                                                 18,500               128,309
OFFICE AUTOMATION & EQUIPMENT (0.36%)
 Canon                                                         5,000               189,150
 OCE                                                           5,780                65,719
 Pitney Bowes                                                    200                 7,944
 Ricoh                                                         1,000                86,562
                                                                                   349,375
OFFICE SUPPLIES & FORMS (0.01%)
 Avery Dennison                                                  100                 6,275
OIL & GAS DRILLING (0.02%)
 Transocean Sedco Forex                                          500                15,575
OIL COMPANY-EXPLORATION & PRODUCTION (0.21%)
 Anadarko Petroleum                                            3,550               175,015
 Apache                                                          100                 5,748
 Burlington Resources                                            200                 7,600
 Devon Energy                                                    200                 9,856
                                                                                   198,219
OIL COMPANY-INTEGRATED (3.32%)
 BP Amoco                                                      6,050               305,464
 ChevronTexaco                                                 1,200               106,200
 Conoco                                                       30,500               847,900
 Exxon Mobil                                                  27,400             1,121,208
 Marathon Oil                                                    600                16,272
 Occidental Petroleum                                            500                14,995
 Phillips Petroleum                                              600                35,328
                                                            Shares
                                                             Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
                                                                                $
 Royal Dutch Petroleum                                         2,000               110,540
 TotalFinaElf                                                  7,710               623,739
 Unocal                                                          500                18,470
                                                                                 3,200,116
OIL FIELD MACHINERY & EQUIPMENT (0.17%)
 Cooper Cameron /1/                                            3,300               159,786
OIL-FIELD SERVICES (0.45%)
 Baker Hughes                                                  8,000               266,320
 BJ Services /1/                                               3,150               106,722
 Halliburton                                                     200                 3,188
 Schlumberger                                                  1,200                55,800
                                                                                   432,030
PAPER & RELATED PRODUCTS (0.28%)
 International Paper                                             700                30,506
 MeadWestvaco                                                    100                 3,356
 Weyerhaeuser                                                  3,700               236,245
                                                                                   270,107
PHARMACEUTICALS (0.22%)
 Pharmacia                                                     5,732               214,663
PHOTO EQUIPMENT & SUPPLIES (0.13%)
 Eastman Kodak                                                   200                 5,834
 Fuji Photo Film                                               3,800               119,700
                                                                                   125,534
PIPELINES (0.02%)
 Dynegy                                                          200                 1,440
 El Paso                                                         700                14,427
 Williams                                                        700                 4,193
                                                                                    20,060
PRINTING-COMMERCIAL (0.26%)
 Dai Nippon Printing                                           1,200               159,291
 Toppan Printing                                               1,800                93,562
                                                                                   252,853
PROPERTY & CASUALTY INSURANCE (0.14%)
 ACE                                                             200                 6,320
 Chubb                                                           100                 7,080
 Millea Holdings                                               2,600               105,950
 Progressive                                                     200                11,570
 XL Capital                                                      100                 8,470
                                                                                   139,390
PUBLICLY TRADED INVESTMENT FUND (5.67%)
 iShares MSCI EAFE Index Fund                                 38,000             4,505,280
 Standard & Poor's MidCap 400     Depository
  Receipts                                                    10,637               954,671
                                                                                 5,459,951
PUBLISHING-NEWSPAPERS (0.03%)
 New York Times                                                  100                 5,150
 Tribune                                                         500                21,750
                                                                                    26,900
REAL ESTATE MANAGEMENT & SERVICES (0.11%)
 Mitsubishi Estate                                             1,300               106,294
                                                            Shares
                                                             Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (1.10%)
                                                                                $
 Bank One                                                      1,300                50,024
 Comerica                                                        100                 6,140
 Fifth Third Bancorp                                           3,400               226,610
 FleetBoston Financial                                         1,200                38,820
 KeyCorp                                                         600                16,380
 National City                                                   700                23,275
 PNC Financial Services Group                                    500                26,140
 Suntrust Banks                                                  200                13,544
 US Bancorp                                                   24,400               569,740
 Wells Fargo                                                   1,700                85,102
                                                                                 1,055,775
RETAIL-APPAREL & SHOE (0.17%)
 Gap                                                           1,000                14,200
 Limited                                                       7,100               151,230
                                                                                   165,430
RETAIL-AUTO PARTS (0.01%)
 Autozone /1/                                                    100                 7,730
RETAIL-BEDDING (0.02%)
 Bed Bath & Beyond /1/                                           500                18,870
RETAIL-BUILDING PRODUCTS (0.72%)
 Home Depot                                                   15,200               558,296
 Lowe's                                                        3,000               136,200
                                                                                   694,496
RETAIL-CONSUMER ELECTRONICS (0.38%)
 Best Buy /1/                                                    450                16,335
 RadioShack                                                   11,550               347,193
                                                                                   363,528
RETAIL-CONVENIENCE STORE (0.11%)
 7-Eleven                                                      2,600               102,390
RETAIL-DISCOUNT (1.71%)
 BJ's Wholesale Club /1/                                       2,950               113,575
 Costco Wholesale                                              2,800               108,136
 Dollar General                                                5,300               100,859
 Dollar Tree Stores /1/                                        2,650               104,436
 Target                                                        1,000                37,140
 TJX                                                          24,400               478,484
 Wal-Mart Stores                                              12,900               709,629
                                                                                 1,652,259
RETAIL-DRUG STORE (0.13%)
 CVS                                                             500                15,300
 Walgreen                                                      2,800               108,164
                                                                                   123,464
RETAIL-JEWELRY (0.07%)
 Tiffany                                                       1,850                65,120
RETAIL-MAJOR DEPARTMENT STORE (0.04%)
 May Department Stores                                           500                16,465
 Sears Roebuck                                                   500                27,150
                                                                                    43,615
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.13%)
 Ito-Yokado                                                    2,500               123,753
                                                            Shares
                                                             Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-OFFICE SUPPLIES (0.01%)
                                                                                $
 Staples /1/                                                     600                11,820
RETAIL-REGIONAL DEPARTMENT STORE (0.04%)
 Federated Department Stores /1/                                 200                 7,940
 Kohls /1/                                                       500                35,040
                                                                                    42,980
RETAIL-RESTAURANTS (0.19%)
 McDonald's                                                    1,400                39,830
 Starbucks /1/                                                   600                14,910
 Wendy's International                                         1,200                47,796
 Yum! Brands                                                   2,600                76,050
                                                                                   178,586
RUBBER-TIRES (0.07%)
 Bridgestone                                                     500                68,833
SAVINGS & LOANS-THRIFTS (0.12%)
 Charter One Financial                                         2,000                68,760
 Golden West Financial                                           100                 6,878
 Washington Mutual                                             1,000                37,110
                                                                                   112,748
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.26%)
 Analog Devices /1/                                            2,450                72,765
 Linear Technology                                             3,600               113,148
 Maxim Integrated Products /1/                                 1,700                65,161
                                                                                   251,074
SEMICONDUCTOR EQUIPMENT (0.21%)
 Applied Materials /1/                                        10,000               190,200
 Kla-Tencor /1/                                                  200                 8,798
 Novellus Systems /1/                                            100                 3,400
                                                                                   202,398
STEEL-PRODUCERS (0.05%)
 Corus Group                                                   3,500                44,415
TELECOMMUNICATION EQUIPMENT (0.70%)
 ADC Telecommunications /1/                                   20,800                47,632
 Alcatel                                                       4,700                33,417
 Harris                                                       11,800               428,930
 Nortel Networks                                              21,656                31,401
 Qualcomm /1/                                                  2,900                79,721
 Tellabs /1/                                                   8,000                49,600
                                                                                   670,701
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.00%)
 JDS Uniphase /1/                                              1,200                 3,204
TELECOMMUNICATION SERVICES (0.20%)
 BCE                                                          11,180               194,756
TELEPHONE-INTEGRATED (2.29%)
 Alltel                                                          200                 9,400
 AT&T                                                         21,600               231,120
 BellSouth                                                     1,700                53,550
 Nippon Telegraph and Telephone                                4,800                98,832
 Olivetti                                                    153,968               182,221
 Qwest Communications International                            1,700                 4,760
 SBC Communications                                           22,950               699,975
 Sprint                                                       12,650               134,216
                                                            Shares
                                                             Held                 Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                                $
 Sprint PCS /1/                                                1,200                 5,364
 Telefonica                                                    8,613               214,033
 Verizon Communications                                       14,178               569,247
                                                                                 2,202,718
TELEVISION (0.09%)
 Univision Communications /1/                                  2,650                83,210
TEXTILE-PRODUCTS (0.10%)
 Toray Industries                                              3,500                93,737
THEATERS (0.07%)
 Regal Entertainment Group                                     2,700                62,964
THERAPEUTICS (0.05%)
 Gilead Sciences /1/                                           1,400                46,032
TOBACCO (0.32%)
 Philip Morris                                                 7,000               305,760
TOOLS-HAND HELD (0.17%)
 Stanley Works                                                 4,100               168,141
TOYS (0.12%)
 Mattel                                                          600                12,606
 Nintendo                                                      5,400                98,950
                                                                                   111,556
TRANSPORT-MARINE (0.14%)
 Nippon Yusen Kabushiki Kaisha                                 2,800                96,482
 Peninsular & Orient Steam Navigation                          5,850                43,471
                                                                                   139,953
TRANSPORT-RAIL (0.32%)
 Burlington Northern Santa Fe                                    700                21,000
 CSX                                                             500                17,405
 Nagoya Railroad                                               8,500               227,648
 Norfolk Southern                                                600                14,028
 Union Pacific                                                   500                31,640
                                                                                   311,721
TRANSPORT-SERVICES (0.03%)
 FedEx /1/                                                       500                26,700
WEB PORTALS (0.01%)
 Yahoo /1/                                                       800                11,808
WIRE & CABLE PRODUCTS (0.12%)
 Sumitomo Electric Industries                                  1,700               117,866
WIRELESS EQUIPMENT (0.56%)
 Motorola                                                     37,100               534,982
                                                TOTAL COMMON STOCKS             60,727,681

                                                            Shares
                                                             Held                 Value
-------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.00%)
REAL ESTATE OPERATOR & DEVELOPER (0.00%)
                                                                                $
 Atlantic Gulf Communities                                     4,809                     -
                                             TOTAL PREFERRED STOCKS                      -

                                                          Principal
                                                            Amount                Value
-------------------------------------------------------------------------------------------------
BONDS (18.63%)
AEROSPACE & DEFENSE (0.35%)
 Raytheon
                                                          $                     $
  6.75%; 08/15/07                                            135,000               143,389
 Systems 2001 /2/
  6.66%; 09/15/13                                            181,279               192,593
                                                                                   335,982
AEROSPACE & DEFENSE EQUIPMENT (0.23%)
 Lockheed Martin
  7.25%; 05/15/06                                            125,000               135,816
 United Technologies
  6.10%; 05/15/12                                             85,000                88,039
                                                                                   223,855
AIRLINES (0.25%)
 Continental Airlines
  6.65%; 09/15/17                                            108,150               106,166
 Southwest Airlines
  5.50%; 11/01/06                                             35,000                35,819
 US Airways
  8.11%; 02/20/17                                             92,474                98,938
                                                                                   240,923
ASSET BACKED SECURITIES (0.99%)
 Connecticut RRB Special Purpose Trust
  5.36%; 03/30/07                                            200,000               207,824
 Mid-State Trust
  8.33%; 04/01/30                                            198,092               214,345
 Peco Energy Transition Trust
  6.05%; 03/01/09                                            500,000               529,906
                                                                                   952,075
AUTO-CARS & LIGHT TRUCKS (0.34%)
 DaimlerChrysler Holding
  7.20%; 09/01/09                                            310,000               323,541
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.33%)
 ArvinMeritor
  6.63%; 06/15/07                                             20,000                19,972
  8.75%; 03/01/12                                             65,000                69,671
 Dana
  9.00%; 08/15/11                                             90,000                88,650
 Delphi Automotive Systems
  6.13%; 05/01/04                                             65,000                67,323
  7.13%; 05/01/29                                             70,000                69,206
                                                                                   314,822
AUTOMOBILE SEQUENTIAL (1.90%)
 BMW Vehicle Owner Trust
  2.83%; 12/25/04                                            200,000               201,143
                                                          Principal
                                                            Amount                Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTOMOBILE SEQUENTIAL (CONTINUED)
 Chase Manhattan Auto Owner Trust
                                                          $                     $
  2.63%; 10/15/04                                            150,000               150,531
 DaimlerChrysler Auto Trust
  2.90%; 12/06/04                                            300,000               301,792
  6.11%; 11/08/04                                            200,000               206,249
 Ford Credit Auto Owner Trust
  2.97%; 06/15/04                                            250,000               251,481
 Honda Auto Receivables Owner Trust
  2.91%; 09/15/04                                            300,000               301,823
  6.62%; 07/15/04                                            146,860               150,137
 Nissan Auto Receivables Owner Trust
  4.80%; 02/17/07                                            100,000               102,605
  6.72%; 08/16/04                                            165,135               168,843
                                                                                 1,834,604
BROADCASTING SERVICES & PROGRAMMING (0.23%)
 Clear Channel Communications
  7.25%; 09/15/03                                            220,000               225,760
BUILDING-RESIDENTIAL & COMMERCIAL (0.18%)
 Centex
  7.88%; 02/01/11                                             75,000                81,591
 Pulte Homes
  7.88%; 08/01/11                                             85,000                89,520
                                                                                   171,111
CABLE TV (0.18%)
 Comcast Cable Communications
  6.75%; 01/30/11                                             30,000                26,795
  8.38%; 05/01/07                                             90,000                92,178
 TCI Communications
  8.00%; 08/01/05                                             55,000                55,648
                                                                                   174,621
CASINO HOTELS (0.05%)
 Harrah's Operating
  8.00%; 02/01/11                                             45,000                48,675
CELLULAR TELECOMMUNICATIONS (0.10%)
 AT&T Wireless Services
  8.75%; 03/01/31                                             95,000                73,368
 Telus
  8.00%; 06/01/11                                             30,000                24,927
                                                                                    98,295
COMPUTERS (0.08%)
 Sun Microsystems
  7.65%; 08/15/09                                             75,000                79,180
CREDIT CARD ASSET BACKED SECURITIES (2.72%)
 American Express Credit Account       Master Trust
  6.40%; 04/15/05                                            500,000               504,756
 Chemical Master Credit Card Trust
  6.23%; 04/15/05                                            500,000               502,791
 Citibank Credit Card Issuance Trust
  4.10%; 12/07/06                                            250,000               253,187
  6.90%; 10/17/07                                            360,000               391,623
 First USA Credit Card Master Trust
  6.42%; 03/17/05                                            550,000               551,300
                                                          Principal
                                                            Amount                Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 MBNA Master Credit Card Trust
                                                          $                     $
  6.90%; 01/15/08                                            200,000               217,092
 Nordstrom Private Label Credit Card Master Note
  Trust /2/
  4.82%; 04/15/10                                            200,000               201,662
                                                                                 2,622,411
CREDIT CARD OTHER (0.38%)
 Chase Credit Card Master Trust
  5.50%; 11/17/08                                            350,000               365,015
DIVERSIFIED FINANCIAL SERVICES (0.21%)
 Citigroup
  6.00%; 02/21/12                                             50,000                50,203
 General Electric Capital
  6.75%; 03/15/32                                            155,000               152,252
                                                                                   202,455
DIVERSIFIED MANUFACTURING OPERATIONS (0.16%)
 Honeywell International
  5.13%; 11/01/06                                            155,000               156,274
ELECTRIC-INTEGRATED (0.54%)
 Mirant Americas Generation
  8.30%; 05/01/11                                            105,000                84,000
 Niagara Mohawk Power
  7.38%; 07/01/03                                            166,341               173,593
 Progress Energy
  6.75%; 03/01/06                                            150,000               157,596
 PSEG Energy Holdings
  8.63%; 02/15/08 /2/                                         35,000                33,592
  9.13%; 02/10/04                                             75,000                76,320
                                                                                   525,101
FINANCE-AUTO LOANS (0.70%)
 Ford Motor Credit
  6.88%; 02/01/06                                            170,000               173,921
  7.50%; 03/15/05                                            150,000               156,871
 General Motors Acceptance
  8.00%; 11/01/31                                            145,000               148,299
 Toyota Motor Credit
  5.65%; 01/15/07                                            185,000               192,108
                                                                                   671,199
FINANCE-COMMERCIAL (0.07%)
 CIT Group
  5.63%; 05/17/04                                             25,000                23,987
  6.50%; 02/07/06                                             25,000                24,239
  7.75%; 04/02/12                                             20,000                19,689
                                                                                    67,915
FINANCE-CONSUMER LOANS (0.39%)
 American General Finance
  5.88%; 07/14/06                                            180,000               185,882
 Household Finance
  6.75%; 05/15/11                                            190,000               187,002
                                                                                   372,884
FINANCE-CREDIT CARD (0.16%)
 MBNA America Bank /2/
  6.50%; 06/20/06                                            145,000               150,137
                                                          Principal
                                                            Amount                Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (0.38%)
 Donaldson,  Lufkin & Jenrette
                                                          $                     $
  6.90%; 10/01/07                                            165,000               176,831
 Goldman Sachs Group
  6.88%; 01/15/11                                            180,000               186,614
                                                                                   363,445
FINANCE-MORTGAGE LOAN/BANKER (0.37%)
 Federal Home Loan Mortgage
  4.75%; 02/25/42                                            200,000               201,122
 Federal National Mortgage Association
  6.63%; 11/15/30                                            150,000               158,370
                                                                                   359,492
FINANCE-OTHER SERVICES (0.03%)
 Pemex Master Trust /2/
  8.63%; 02/01/22                                             30,000                29,325
FOOD-MISCELLANEOUS/DIVERSIFIED (0.09%)
 Conagra Foods
  6.00%; 09/15/06                                             80,000                83,113
FOOD-RETAIL (0.32%)
 Albertson's
  7.50%; 02/15/11                                            120,000               130,867
 Kroger
  7.50%; 04/01/31                                            110,000               114,514
  7.70%; 06/01/29                                             55,000                58,655
                                                                                   304,036
HOTELS & MOTELS (0.30%)
 Hyatt Equities /2/
  6.88%; 06/15/07                                             50,000                50,216
 Marriott International
  7.00%; 01/15/08                                            165,000               173,118
 Starwood Hotels & Resorts Worldwide /2/
  7.38%; 05/01/07                                             20,000                19,675
  7.88%; 05/01/12                                             50,000                49,000
                                                                                   292,009
INDEPENDENT POWER PRODUCER (0.06%)
 Calpine
  8.50%; 02/15/11                                             85,000                56,950
LIFE & HEALTH INSURANCE (0.20%)
 John Hancock Global Funding II /2/
  7.90%; 07/02/10                                            170,000               192,114
MACHINERY TOOLS & RELATED PRODUCTS (0.04%)
 Kennametal
  7.20%; 06/15/12                                             35,000                34,974
MEDICAL-HMO (0.40%)
 Aetna
  7.88%; 03/01/11                                            105,000               110,598
 Health Net
  8.38%; 04/15/11                                            105,000               116,739
 UnitedHealth Group
  7.50%; 11/15/05                                             90,000                98,987
 Wellpoint Health Networks
  6.38%; 06/15/06                                             55,000                57,907
                                                                                   384,231
                                                          Principal
                                                            Amount                Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-HOSPITALS (0.25%)
 HCA
                                                          $                     $
  7.50%; 12/15/23                                            105,000               101,843
 Tenet Healthcare
  5.38%; 11/15/06                                            135,000               136,428
                                                                                   238,271
MISCELLANEOUS INVESTING (0.04%)
 Vornado Realty Trust
  5.63%; 06/15/07                                             40,000                39,776
MONEY CENTER BANKS (0.53%)
 JP Morgan Chase
  6.00%; 02/15/09                                            500,000               508,183
MORTGAGE BACKED SECURITIES (0.39%)
 GMAC Commercial Mortgage Securities
  6.45%; 12/15/04                                            360,758               373,026
MULTI-LINE INSURANCE (0.26%)
 Anthem Insurance /2/
  9.00%; 04/01/27                                            105,000               118,447
 Cigna
  7.00%; 01/15/11                                            120,000               128,631
                                                                                   247,078
MULTIMEDIA (0.37%)
 AOL Time Warner
  6.75%; 04/15/11                                            190,000               174,851
 News America Holdings
  8.88%; 04/26/23                                            170,000               180,098
                                                                                   354,949
MUTUAL INSURANCE (0.18%)
 Nationwide Mutual Insurance /2/
  8.25%; 12/01/31                                            170,000               177,341
NON-HAZARDOUS WASTE DISPOSAL (0.13%)
 Waste Management
  7.00%; 07/15/28                                             80,000                74,929
  7.38%; 08/01/10                                             50,000                51,918
                                                                                   126,847
OIL & GAS DRILLING (0.14%)
 Consolidated Natural Gas
  5.38%; 11/01/06                                            135,000               135,480
OIL COMPANY-EXPLORATION & PRODUCTION (0.18%)
 Oil Enterprises /2/
  6.24%; 06/30/08                                            170,064               176,062
OIL COMPANY-INTEGRATED (0.10%)
 Conoco
  5.90%; 04/15/04                                             90,000                93,733
PAPER & RELATED PRODUCTS (0.07%)
 Abitibi-Consolidated
  8.55%; 08/01/10                                             20,000                20,876
  8.85%; 08/01/30                                             15,000                14,664
 MeadWestvaco
  6.85%; 04/01/12                                             30,000                31,496
                                                                                    67,036
                                                          Principal
                                                            Amount                Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PHYSICAL THERAPY & REHABILITATION CENTERS (0.05%)
 Healthsouth /2/
                                                          $                     $
  7.63%; 06/01/12                                             50,000                49,531
PIPELINES (0.18%)
 El Paso
  7.00%; 05/15/11                                             10,000                 9,570
  7.88%; 06/15/12                                             40,000                40,271
 Williams
  6.50%; 08/01/06                                            110,000                89,450
  7.50%; 01/15/31                                             50,000                35,907
                                                                                   175,198
PROPERTY & CASUALTY INSURANCE (0.17%)
 Florida Windstorm Underwriting Association /2/
  7.13%; 02/25/19                                            150,000               158,960
REAL ESTATE MANAGEMENT & SERVICES (0.13%)
 Simon Property Group
  6.38%; 11/15/07                                            125,000               128,249
REAL ESTATE OPERATOR & DEVELOPER (0.13%)
 EOP Operating
  7.25%; 06/15/28                                             60,000                57,634
  8.38%; 03/15/06                                             60,000                66,310
                                                                                   123,944
REGIONAL AUTHORITY (0.19%)
 Province of Quebec
  5.50%; 04/11/06                                            180,000               187,690
REGIONAL BANKS (0.06%)
 Bank One
  7.63%; 10/15/26                                             50,000                55,053
RENTAL-AUTO & EQUIPMENT (0.02%)
 Hertz
  7.63%; 06/01/12                                             20,000                19,718
RETAIL-BUILDING PRODUCTS (0.20%)
 Lowe's
  7.50%; 12/15/05                                             75,000                81,993
  8.25%; 06/01/10                                            100,000               114,435
                                                                                   196,428
RETAIL-MAJOR DEPARTMENT STORE (0.15%)
 May Department Stores
  5.95%; 11/01/08                                             45,000                46,049
  6.88%; 11/01/05                                             45,000                48,496
  6.90%; 01/15/32                                             55,000                54,586
                                                                                   149,131
RETAIL-REGIONAL DEPARTMENT STORE (0.09%)
 Federated Department Stores
  6.90%; 04/01/29                                             30,000                28,968
  8.50%; 06/01/10                                             50,000                57,080
                                                                                    86,048
SOVEREIGN (0.25%)
 Mexico Government
  7.50%; 01/14/12                                            155,000               153,217
  8.30%; 08/15/31                                             45,000                43,763
                                                          Principal
                                                            Amount                Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SOVEREIGN (CONTINUED)
 Mexico Government (continued)
                                                          $                     $
  8.38%; 01/14/11                                             30,000                31,125
 South Africa Government
  7.38%; 04/25/12                                             15,000                14,831
                                                                                   242,936
SPECIAL PURPOSE ENTITY (0.83%)
 Farmers Exchange Capital /2/
  7.05%; 07/15/28                                            160,000               118,677
 Golden State Bancorp
  7.13%; 08/01/05                                            110,000               117,478
 Monumental Global Funding
  6.05%; 01/19/06                                            145,000               152,814
 Prudential Holdings /2/
  7.25%; 12/18/23                                            265,000               278,491
  8.70%; 12/18/23                                            125,000               135,629
                                                                                   803,089
TELEPHONE-INTEGRATED (0.52%)
 Alltel
  7.00%; 07/01/12                                             35,000                34,922
 AT&T /2/
  7.30%; 11/15/11                                            135,000               112,050
 BellSouth Capital Funding
  7.75%; 02/15/10                                             70,000                77,734
 Qwest Capital Funding
  7.75%; 02/15/31                                             50,000                26,000
 Sprint Capital
  6.00%; 01/15/07                                            120,000                93,496
 Verizon
  6.50%; 09/15/11                                            160,000               156,469
                                                                                   500,671
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries
  7.20%; 04/15/12                                             25,000                26,545
TRANSPORT-RAIL (0.20%)
 Union Pacific
  5.84%; 05/25/04                                            185,000               191,318
TRANSPORT-SERVICES (0.06%)
 FedEx
  6.88%; 02/15/06                                             20,000                21,192
  7.25%; 02/15/11                                             30,000                32,055
                                                                                    53,247
                                                        TOTAL BONDS             17,942,062




                                                          Principal
    Type           Rate             Maturity                Amount                Value
-------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (3.64%)
                                                          $                     $
FHLMC          7.00%         08/01/32                      3,400,000             3,509,789
                                           TOTAL FHLMC CERTIFICATES              3,509,789

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (8.69%)
FNMA           6.00%         08/01/32                      1,450,000             1,440,031
FNMA           6.50%         07/01/31 - 08/01/32           3,450,000             3,506,624
FNMA           7.50%         07/01/17 - 05/01/32           3,149,816             3,315,325
FNMA           8.00%         02/01/12                        104,098               110,914
                                            TOTAL FNMA CERTIFICATES              8,372,894

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (3.09%)
GNMA I         6.00%         08/01/32                        400,000               398,000
GNMA I         6.50%         07/01/32                        750,000               764,766
GNMA I         7.00%         07/01/32                      1,750,000             1,816,171
                                            TOTAL GNMA CERTIFICATES              2,978,937






                                               Principal
                                                 Amount                 Value
----------------------------------------------------------------------------------------

TREASURY BONDS (3.59%)

 U.S. Treasury
  7.88%; 11/15/04                              $1,100,000            $ 1,219,043
  8.13%; 08/15/19                              725,000                   928,650
  8.13%; 08/15/21                              640,000                   825,887
 U.S. Treasury Strip
   0.00%; 05/15/11                              750,000                   478,505


                                    TOTAL TREASURY BONDS               3,452,085
                                                                     -----------



                   TOTAL PORTFOLIO INVESTMENTS (100.68%)              96,983,448

LIABILITIES, NET OF CASH AND RECEIVABLES (-0.68%)                       (652,087)
                              TOTAL NET ASSETS (100.00%)             $96,331,361

                                                                     --------------

   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain (Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
11 DJ Euro         Buy        $  310,532    $  342,964     $ 32,432
Stoxx 50
September, 2002
Futures
2 FTSE 100         Buy           135,635       141,851        6,216
Index
September, 2002
Futures
22 Hang Seng       Buy         1,474,028     1,496,282       22,254
Index
July, 2002
Futures
3 S&P 500          Buy           734,553       742,575        8,022
September, 2002
Futures
14 Tokyo Price     Sell        1,162,313     1,190,735      (28,422)
Index
September, 2002
Futures


/1 /Non-income producing security.
/2 /Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $2,243,502 or 2.33% of net assets.
See accompanying notes.

                                       63



                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)

                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (57.79%)
ADVERTISING AGENCIES (0.17%)
                                                                                  $
 Interpublic Group                                               9,040                 223,830
ADVERTISING SERVICES (0.10%)
 WPP Group                                                       2,901                 127,879
AEROSPACE & DEFENSE (0.53%)
 BAE Systems                                                     7,398                 151,334
 Boeing                                                         11,750                 528,750
                                                                                       680,084
AEROSPACE & DEFENSE EQUIPMENT (0.23%)
 United Technologies                                             4,440                 301,476
AIRLINES (0.17%)
 Delta Air Lines                                                 8,030                 160,600
 Deutsche Lufthansa                                              4,250                  59,603
                                                                                       220,203
APPAREL MANUFACTURERS (0.23%)
 Jones Apparel Group /1/                                         8,030                 301,125
APPLICATIONS SOFTWARE (1.35%)
 Compuware /1/                                                  42,620                 258,703
 Microsoft /1/                                                  21,230               1,161,281
 Siebel Systems /1/                                             22,850                 324,927
                                                                                     1,744,911
AUDIO & VIDEO PRODUCTS (0.04%)
 Pioneer                                                         2,608                  45,379
AUTO-CARS & LIGHT TRUCKS (0.56%)
 General Motors                                                  6,430                 343,683
 Honda Motor                                                     8,157                 169,013
 Nissan Motor                                                   10,070                 141,081
 Peugeot                                                         1,190                  61,761
                                                                                       715,538
BEVERAGES-WINE & SPIRITS (0.09%)
 Diageo                                                          2,291                 118,330
BROADCASTING SERVICES & PROGRAMMING (0.37%)
 Grupo Televisa                                                  3,765                 140,736
 Liberty Media /1/                                              33,502                 335,020
                                                                                       475,756
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.12%)
 Cemex                                                           5,888                 155,208
CABLE TV (0.37%)
 Comcast                                                        19,900                 474,416
CELLULAR TELECOMMUNICATIONS (0.11%)
 America Movil /1/                                               3,100                  41,540
 Vodafone Group                                                  7,059                  96,355
                                                                                       137,895
CHEMICALS-DIVERSIFIED (0.61%)
 Dow Chemical                                                    7,830                 269,196
 E.I. Du Pont de Nemours                                        11,653                 517,393
                                                                                       786,589
CHEMICALS-SPECIALTY (0.28%)
 Ashland                                                         9,040                 366,120
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (0.49%)
                                                                                  $
 Allied Irish Banks                                              4,250                 111,988
 Commerce Bancshares                                             5,242                 231,906
 Fortis                                                          9,608                 204,774
 Kookmin Bank                                                    1,711                  84,096
                                                                                       632,764
COMMERCIAL SERVICE-FINANCE (1.20%)
 H&R Block                                                      16,950                 782,242
 Paychex                                                        24,400                 763,476
                                                                                     1,545,718
COMMUNICATIONS EQUIPMENT (0.06%)
 Siemens                                                         1,280                  76,032
COMPUTERS (0.54%)
 Hewlett-Packard                                                35,011                 534,968
 Sun Microsystems /1/                                           32,900                 164,829
                                                                                       699,797
COMPUTERS-MEMORY DEVICES (0.43%)
 EMC                                                            18,900                 142,695
 Veritas Software /1/                                           20,500                 405,695
                                                                                       548,390
COSMETICS & TOILETRIES (0.38%)
 Procter & Gamble                                                5,420                 484,006
CRUISE LINES (0.34%)
 Royal Caribbean Cruises                                        22,750                 443,625
DATA PROCESSING & MANAGEMENT (0.53%)
 Automatic Data Processing                                      15,750                 685,913
DIVERSIFIED FINANCIAL SERVICES (1.36%)
 Citigroup                                                      45,216               1,752,120
DIVERSIFIED MANUFACTURING OPERATIONS (2.13%)
 Cooper Industries                                              11,050                 434,265
 Danaher                                                         3,070                 203,695
 General Electric                                               44,250               1,285,462
 Honeywell International                                        16,670                 587,284
 Tyco International                                             17,590                 237,641
                                                                                     2,748,347
DIVERSIFIED MINERALS (0.25%)
 Anglo American                                                  1,200                  19,620
 BHP Billiton                                                   24,716                 268,618
 Cia Vale do Rio Doce /1/                                        1,400                  38,738
                                                                                       326,976
DIVERSIFIED OPERATIONS (0.07%)
 Brascan                                                         4,050                  93,069
ELECTRIC-INTEGRATED (1.93%)
 American Electric Power                                         9,400                 376,188
 Cinergy                                                        15,397                 554,138
 Constellation Energy Group                                     17,830                 523,132
 E.oN                                                            3,777                 219,142
 NiSource                                                       18,480                 403,418
 Reliant Energy                                                 19,280                 325,832
 Scottish Power                                                  4,224                  90,394
                                                                                     2,492,244
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.26%)
                                                                                  $
 Flextronics International /1/                                   5,306                  37,832
 Koninklijke Philips Electronics                                 7,311                 201,783
 Kyocera                                                         1,320                  97,152
                                                                                       336,767
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.63%)
 Intel                                                          17,550                 320,639
 Texas Instruments                                              20,900                 495,330
                                                                                       815,969
ENTERPRISE SOFTWARE & SERVICE (0.33%)
 BEA Systems /1/                                                28,300                 269,133
 Computer Associates International                               9,520                 151,273
                                                                                       420,406
FIDUCIARY BANKS (0.37%)
 Bank of New York                                                3,450                 116,438
 State Street                                                    8,200                 366,540
                                                                                       482,978
FINANCE-CREDIT CARD (0.33%)
 American Express                                               11,550                 419,496
FINANCE-INVESTMENT BANKER & BROKER (1.13%)
 Lehman Brothers Holdings                                        7,130                 445,768
 Merrill Lynch                                                   7,030                 284,715
 Morgan Stanley Dean Witter                                     12,670                 545,823
 Nomura Holdings                                                12,300                 180,810
                                                                                     1,457,116
FINANCE-MORTGAGE LOAN/BANKER (0.89%)
 Federal Home Loan Mortgage                                      6,020                 368,424
 Federal National Mortgage Association                          10,570                 779,537
                                                                                     1,147,961
FINANCIAL GUARANTEE INSURANCE (0.64%)
 AMBAC Financial Group                                           6,070                 409,118
 MGIC Investment                                                 6,150                 416,970
                                                                                       826,088
FOOD-CONFECTIONERY (0.28%)
 Wm. Wrigley Jr.                                                 6,500                 359,775
FOOD-MEAT PRODUCTS (0.25%)
 Smithfield Foods /1/                                           17,450                 323,698
FOOD-MISCELLANEOUS/DIVERSIFIED (0.68%)
 Groupe Danone                                                   5,232                 143,723
 Nestle                                                          4,618                 269,200
 Sara Lee                                                       18,880                 389,683
 Unilever                                                        1,180                  76,464
                                                                                       879,070
FOOD-RETAIL (0.37%)
 Koninklijke Ahold                                               4,826                 101,346
 Safeway /1/                                                    12,650                 369,254
                                                                                       470,600
FOOD-WHOLESALE & DISTRIBUTION (0.77%)
 Sysco                                                          36,350                 989,447
HOTELS & MOTELS (0.11%)
 Accor                                                           6,959                 141,135
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HUMAN RESOURCES (0.12%)
                                                                                  $
 Adecco                                                         10,554                 156,727
INTERNET SECURITY (0.05%)
 Check Point Software Technologies /1/                           5,100                  69,156
LIFE & HEALTH INSURANCE (1.02%)
 Jefferson-Pilot                                                10,040                 474,089
 Lincoln National                                                9,180                 385,560
 UnumProvident                                                  17,650                 449,192
                                                                                     1,308,841
MACHINERY-GENERAL INDUSTRY (0.26%)
 Ingersoll-Rand                                                  7,450                 340,167
MEDICAL INSTRUMENTS (1.74%)
 Biomet                                                         21,400                 580,368
 Guidant                                                         8,070                 243,956
 Medtronic                                                      33,200               1,422,620
                                                                                     2,246,944
MEDICAL PRODUCTS (1.19%)
 Johnson & Johnson                                              29,450               1,539,057
MEDICAL-DRUGS (3.77%)
 Aventis                                                         2,709                 190,795
 Bristol-Myers Squibb                                           15,560                 399,892
 GlaxoSmithKline /1/                                             2,442                 105,348
 Merck                                                          10,640                 538,810
 Novartis                                                        3,380                 148,145
 Pfizer                                                         81,540               2,853,900
 Schering /1/                                                    1,660                 105,410
 Schering-Plough                                                18,480                 454,608
 Teva Pharmaceutical Industries                                    918                  61,304
                                                                                     4,858,212
MEDICAL-GENERIC DRUGS (0.18%)
 Watson Pharmaceutical /1/                                       8,940                 225,914
MEDICAL-HMO (0.29%)
 Wellpoint Health Networks /1/                                   4,760                 370,376
MEDICAL-HOSPITALS (0.71%)
 Tenet Healthcare /1/                                           12,800                 915,840
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.85%)
 Cardinal Health                                                17,850               1,096,168
METAL PROCESSORS & FABRICATION (0.08%)
 Pechiney                                                        4,620                 105,798
METAL-ALUMINUM (0.32%)
 Alcan                                                           2,514                  94,325
 Alcoa                                                           9,640                 319,566
                                                                                       413,891
METAL-DIVERSIFIED (0.24%)
 Freeport-McMoran Copper & Gold                                 14,200                 253,470
 Rio Tinto                                                         800                  59,200
                                                                                       312,670
MONEY CENTER BANKS (2.60%)
 ABN Amro Holding                                               17,807                 321,773
 Bank of America                                                14,060                 989,262
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
                                                                                  $
 Barclays                                                        6,692                 225,587
 Credit Suisse Group                                             3,306                 104,139
 HSBC Holdings                                                   1,990                 115,818
 JP Morgan Chase                                                16,470                 558,662
 Royal Bank of Canada                                            9,280                 322,944
 UBS                                                             3,620                 180,602
 Wachovia                                                       13,840                 528,411
                                                                                     3,347,198
MORTGAGE BANKS (0.05%)
 Abbey National                                                  2,657                  62,573
MOTORCYCLE & MOTOR SCOOTER (0.40%)
 Harley-Davidson                                                10,100                 517,827
MULTI-LINE INSURANCE (2.15%)
 Aegon                                                           4,713                  95,909
 American International Group                                   18,420               1,256,797
 AXA                                                             8,610                 156,444
 Cigna                                                           5,220                 508,532
 Hartford Financial Services                                     5,220                 310,433
 ING Groep                                                       4,711                 119,801
 Safeco                                                         10,440                 322,492
                                                                                     2,770,408
MULTIMEDIA (0.70%)
 AOL Time Warner /1/                                            18,070                 265,810
 News                                                            6,321                 144,940
 Viacom /1/                                                      6,630                 294,173
 Walt Disney                                                    10,240                 193,536
                                                                                       898,459
NETWORKING PRODUCTS (0.78%)
 Cisco Systems /1/                                              72,050               1,005,097
OFFICE AUTOMATION & EQUIPMENT (0.15%)
 Canon                                                           5,015                 189,717
OIL COMPANY-EXPLORATION & PRODUCTION (0.39%)
 Burlington Resources                                           10,240                 389,120
 Canadian Natural Resources                                      2,000                  68,500
 Talisman Energy                                                 1,020                  46,053
                                                                                       503,673
OIL COMPANY-INTEGRATED (3.30%)
 ChevronTexaco                                                   5,076                 449,226
 Conoco                                                         23,294                 647,573
 ENI                                                             2,017                 161,360
 Exxon Mobil                                                    27,920               1,142,486
 Marathon Oil                                                   15,870                 430,394
 Phillips Petroleum                                              5,620                 330,906
 Shell Transport & Trading                                       3,507                 157,850
 TotalFinaElf                                                    3,465                 280,319
 Unocal                                                         17,670                 652,730
                                                                                     4,252,844
OIL REFINING & MARKETING (0.10%)
 Statoil                                                        14,900                 131,418
PAPER & RELATED PRODUCTS (0.70%)
 International Paper                                             5,620                 244,920
 MeadWestvaco                                                    6,290                 211,092
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
                                                                                  $
 Stora Enso Oyj /1/                                              3,700                  49,025
 Temple-Inland                                                   6,040                 349,474
 UPM-Kymmene Oyj                                                 1,314                  51,811
                                                                                       906,322
PIPELINES (0.31%)
 El Paso                                                        19,680                 405,605
POWER CONVERTER & SUPPLY EQUIPMENT (0.26%)
 American Power Conversion /1/                                  26,310                 332,295
PROPERTY & CASUALTY INSURANCE (0.20%)
 Travelers Property Casualty /1/                                14,380                 254,526
PUBLISHING-PERIODICALS (0.09%)
 United Business Media                                           6,660                  46,280
 Wolters Kluwer                                                  3,330                  63,211
                                                                                       109,491
REGIONAL BANKS (2.50%)
 Bank One                                                       12,850                 494,468
 Fifth Third Bancorp                                            16,750               1,116,387
 FleetBoston Financial                                          14,187                 458,949
 PNC Financial Services Group                                    6,420                 335,638
 US Bancorp                                                     19,380                 452,523
 Wells Fargo                                                     7,230                 361,934
                                                                                     3,219,899
REINSURANCE (0.40%)
 Converium Holding /1/                                           4,340                 111,755
 Everest Re Group                                                7,130                 398,924
                                                                                       510,679
RETAIL-APPAREL & SHOE (0.21%)
 Abercrombie & Fitch /1/                                        11,250                 271,350
RETAIL-BEDDING (1.31%)
 Bed Bath & Beyond /1/                                          44,850               1,692,639
RETAIL-BUILDING PRODUCTS (0.44%)
 Home Depot                                                     15,350                 563,806
RETAIL-DRUG STORE (0.29%)
 Walgreen                                                        9,800                 378,574
RETAIL-MAJOR DEPARTMENT STORE (0.32%)
 May Department Stores                                          12,630                 415,906
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.07%)
 Ito-Yokado                                                      1,900                  94,052
RETAIL-REGIONAL DEPARTMENT STORE (1.13%)
 Federated Department Stores /1/                                 9,040                 358,888
 Kohls /1/                                                      15,750               1,103,760
                                                                                     1,462,648
RETAIL-RESTAURANTS (0.53%)
 McDonald's                                                     23,900                 679,955
SAVINGS & LOANS-THRIFTS (0.47%)
 Washington Mutual                                              16,215                 601,739
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.29%)
 Linear Technology                                              20,200                 634,886
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (CONTINUED)
                                                                                  $
 Maxim Integrated Products /1/                                  21,500                 824,095
 Taiwan Semiconductor Manufacturing                              5,889                  76,557
 United Microelectronics /1/                                    18,052                 132,682
                                                                                     1,668,220
SEMICONDUCTOR EQUIPMENT (0.37%)
 Applied Materials /1/                                          24,850                 472,647
STEEL-PRODUCERS (0.16%)
 POSCO                                                           7,480                 203,980
TELECOMMUNICATION SERVICES (0.03%)
 BCE                                                             2,253                  39,247
TELEPHONE-INTEGRATED (1.93%)
 AT&T                                                           43,163                 461,844
 BellSouth                                                      21,600                 680,400
 KT                                                              3,399                  73,588
 SBC Communications                                             20,279                 618,509
 Sprint                                                         19,880                 210,927
 TDC                                                             3,088                  43,788
 Telecom Italia                                                    989                  77,241
 Verizon Communications                                          7,998                 321,120
                                                                                     2,487,417
TOBACCO (0.35%)
 British American Tobacco                                        2,800                  59,920
 Philip Morris                                                   9,040                 394,867
                                                                                       454,787
TRANSPORT-RAIL (0.38%)
 Burlington Northern Santa Fe                                   16,150                 484,500
TRANSPORT-SERVICES (0.11%)
 TPG                                                             6,300                 142,569
WATER (0.07%)
 Suez                                                            3,500                  93,800
WIRELESS EQUIPMENT (0.35%)
 Motorola                                                       30,926                 445,953
                                                  TOTAL COMMON STOCKS               74,505,827

                                                            Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (17.31%)
AEROSPACE & DEFENSE (0.11%)
 Raytheon
                                                           $                      $
  7.90%; 03/01/03                                              136,000                 139,483
AEROSPACE & DEFENSE EQUIPMENT (0.05%)
 United Technologies
  6.10%; 05/15/12                                               60,000                  62,145
AGRICULTURAL CHEMICALS (0.02%)
 IMC Global
  10.88%; 06/01/08                                              30,000                  32,250
                                                            Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AIRLINES (0.24%)
 Northwest Airlines
                                                           $                      $
  7.58%; 03/01/19                                               92,982                  96,407
 Southwest Airlines
  5.10%; 05/01/06                                              212,631                 217,196
                                                                                       313,603
AUTO-CARS & LIGHT TRUCKS (0.41%)
 DaimlerChrysler Holding
  7.13%; 04/10/03                                              275,000                 282,674
  7.30%; 01/15/12                                              150,000                 157,121
 Ford Motor
  7.45%; 07/16/31                                              100,000                  93,085
                                                                                       532,880
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.12%)
 Delphi
  6.50%; 05/01/09                                               60,000                  61,553
 TRW
  7.13%; 06/01/09                                               30,000                  31,839
 Visteon
  8.25%; 08/01/10                                               60,000                  65,024
                                                                                       158,416
AUTOMOBILE SEQUENTIAL (0.20%)
 Ford Credit Auto Owner Trust
  4.72%; 12/15/05                                              250,000                 256,986
BEVERAGES-NON-ALCOHOLIC (0.05%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                               60,000                  61,336
BREWERY (0.05%)
 Coors Brewing /2/
  6.38%; 05/15/12                                               60,000                  61,740
BROADCASTING SERVICES & PROGRAMMING (0.11%)
 Clear Channel Communications
  6.00%; 11/01/06                                              120,000                 117,932
 Grupo Televisa /2/
  8.50%; 03/11/32                                               25,000                  21,500
                                                                                       139,432
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.12%)
 CRH America
  6.95%; 03/15/12                                               24,000                  25,241
 Masco
  6.00%; 05/03/04                                              125,000                 129,313
                                                                                       154,554
BUILDING PRODUCTS-AIR & HEATING (0.06%)
 York International
  6.63%; 08/15/06                                               75,000                  78,289
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.20%)
 Cemex Central Sa De Cv /2/
  8.63%; 07/18/03                                              250,000                 260,000
BUILDING-RESIDENTIAL & COMMERCIAL (0.05%)
 DR Horton /2/
  8.50%; 04/15/12                                               60,000                  60,225
                                                            Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CASINO HOTELS (0.10%)
 Mirage Resorts
                                                           $                      $
  6.75%; 02/01/08                                               60,000                  59,631
 Park Place Entertainment
  8.50%; 11/15/06                                               60,000                  63,450
                                                                                       123,081
CASINO SERVICES (0.04%)
 International Game Technology
  8.38%; 05/15/09                                               45,000                  47,475
CELLULAR TELECOMMUNICATIONS (0.25%)
 AT&T Wireless Services
  7.88%; 03/01/11                                               50,000                  40,387
 Cingular Wireless /2/
  7.13%; 12/15/31                                              125,000                 108,061
 Telus
  7.50%; 06/01/07                                              125,000                 112,150
 Verizon Wireless /2/
  5.38%; 12/15/06                                               60,000                  55,977
                                                                                       316,575
CHEMICALS-DIVERSIFIED (0.14%)
 Chevron Phillips Chemical
  7.00%; 03/15/11                                              100,000                 103,942
 Equistar Chemicals
  8.50%; 02/15/04                                               75,000                  73,091
                                                                                       177,033
COAL (0.05%)
 Luscar Coal
  9.75%; 10/15/11                                               60,000                  64,500
COATINGS & PAINT (0.02%)
 Valspar
  6.00%; 05/01/07                                               30,000                  30,372
COMMERCIAL BANKS (0.05%)
 Union Planters Bank
  5.13%; 06/15/07                                               60,000                  60,510
COMPUTER SERVICES (0.03%)
 Unisys
  8.13%; 06/01/06                                               40,000                  39,600
COMPUTERS-INTEGRATED SYSTEMS (0.02%)
 NCR /2/
  7.13%; 06/15/09                                               20,000                  20,294
CREDIT CARD ASSET BACKED SECURITIES (1.56%)
 American Express Master Trust
  5.90%; 04/15/04                                              475,000                 490,046
 Discover Card Master Trust I
  5.60%; 05/16/06                                            1,000,000               1,038,876
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                              450,000                 488,456
                                                                                     2,017,378
DIVERSIFIED FINANCIAL SERVICES (0.52%)
 Citigroup
  6.00%; 02/21/12                                              330,000                 331,336
  6.63%; 06/15/32                                               60,000                  58,007
                                                            Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
 General Electric Capital
                                                           $                      $
  6.75%; 03/15/32                                              120,000                 117,873
 John Deere Capital
  7.00%; 03/15/12                                              100,000                 107,143
 Textron Financial
  5.88%; 06/01/07                                               60,000                  60,956
                                                                                       675,315
DIVERSIFIED OPERATIONS (0.15%)
 Hutchison Whampoa International /2/
  7.00%; 02/16/11                                              125,000                 128,565
 Rio Tinto Finance
  5.75%; 07/03/06                                               60,000                  62,419
                                                                                       190,984
ELECTRIC-GENERATION (0.10%)
 Allegheny Energy Supply /2/
  8.25%; 04/15/12                                               14,000                  14,785
 Reliant Energy Finance /2/
  7.40%; 11/15/02                                              115,000                 112,337
                                                                                       127,122
ELECTRIC-INTEGRATED (1.12%)
 AmerenEnergy Generating
  7.95%; 06/01/32                                               25,000                  26,087
 Arizona Public Service
  6.50%; 03/01/12                                               60,000                  61,506
 Conectiv /2/
  5.30%; 06/01/05                                               70,000                  70,515
 Consumers Energy
  6.00%; 03/15/05                                               40,000                  36,520
 DTE Energy
  7.05%; 06/01/11                                               95,000                 100,491
 Duke Energy
  6.25%; 01/15/12                                               65,000                  66,283
 Exelon
  6.75%; 05/01/11                                              100,000                 104,410
 GPU
  7.70%; 12/01/05                                              120,000                 128,868
 MidAmerican Energy Holdings
  6.75%; 12/30/31                                               60,000                  58,724
 Mirant Americas Generation /2/
  8.50%; 10/01/21                                               60,000                  43,200
 Niagara Mohawk Power
  5.38%; 10/01/04                                              150,000                 153,029
 Northeast Utilities
  7.25%; 04/01/12                                               40,000                  42,446
 Oncor Electric Delivery /2/
  6.38%; 05/01/12                                              120,000                 123,294
 PG&E National Energy Group
  10.38%; 05/16/11                                              60,000                  61,200
 Progress Energy
  6.55%; 03/01/04                                              225,000                 234,353
 PSEG Power /2/
  6.95%; 06/01/12                                               40,000                  40,210
 Southwestern Electric Power
  4.50%; 07/01/05                                               60,000                  59,754
                                                            Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 TECO Energy
                                                           $                      $
  6.13%; 05/01/07                                               35,000                  36,048
                                                                                     1,446,938
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.03%)
 Flextronics International
  9.88%; 07/01/10                                               40,000                  41,800
FINANCE-AUTO LOANS (0.48%)
 Ford Motor Credit
  6.88%; 02/01/06                                              375,000                 383,650
 General Motors Acceptance
  6.88%; 09/15/11                                              130,000                 129,066
  7.00%; 02/01/12                                               50,000                  50,065
  8.00%; 11/01/31                                               50,000                  51,138
                                                                                       613,919
FINANCE-COMMERCIAL (0.06%)
 CIT Group
  7.38%; 04/02/07                                               40,000                  40,004
  7.75%; 04/02/12                                               40,000                  39,377
                                                                                        79,381
FINANCE-CONSUMER LOANS (0.18%)
 Household Finance
  5.75%; 01/30/07                                              200,000                 197,828
  7.63%; 05/17/32                                               35,000                  34,494
                                                                                       232,322
FINANCE-INVESTMENT BANKER & BROKER (0.38%)
 Banque Paribas
  6.88%; 03/01/09                                              120,000                 127,678
 Credit Suisse First Boston
  5.75%; 04/15/07                                              120,000                 122,765
 Goldman Sachs Group
  6.60%; 01/15/12                                              120,000                 122,233
 Lehman Brothers Holdings
  6.63%; 01/18/12                                              120,000                 121,680
                                                                                       494,356
FINANCE-LEASING COMPANY (0.02%)
 Case Credit
  6.13%; 02/15/03                                               30,000                  29,449
FINANCE-MORTGAGE LOAN/BANKER (2.46%)
 Countrywide Home Loans
  5.25%; 06/15/04                                              300,000                 308,387
 Federal Home Loan Bank System
  5.75%; 05/15/12                                              120,000                 123,241
 Federal Home Loan Mortgage
  5.75%; 01/15/12                                               60,000                  61,645
  6.00%; 05/25/12                                              360,000                 363,320
  6.25%; 07/15/32                                              250,000                 251,349
  6.75%; 03/15/31                                              492,000                 528,714
 Federal National Mortgage Association
  5.00%; 01/20/07                                              175,000                 179,030
  5.00%; 03/12/07                                              360,000                 365,686
  5.50%; 03/15/11                                              615,000                 623,879
  6.00%; 05/15/11                                               50,000                  52,401
                                                            Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal National Mortgage Association (continued)
                                                           $                      $
  6.25%; 07/19/11                                              300,000                 309,478
                                                                                     3,167,130
FINANCE-OTHER SERVICES (0.32%)
 Mellon Funding
  4.88%; 06/15/07                                               50,000                  50,319
 Newcourt Credit Group
  6.88%; 02/16/05                                               80,000                  76,939
 Pemex Master Trust /2/
  7.88%; 02/01/09                                              170,000                 169,575
 Verizon Global Funding
  7.75%; 12/01/30                                              120,000                 115,731
                                                                                       412,564
FOOD-MISCELLANEOUS/DIVERSIFIED (0.11%)
 Corn Products International
  8.45%; 08/15/09                                               30,000                  30,198
 General Mills
  6.00%; 02/15/12                                              115,000                 113,917
                                                                                       144,115
FOOD-RETAIL (0.11%)
 Safeway
  7.00%; 09/15/02                                              140,000                 141,217
FOOD-WHOLESALE & DISTRIBUTION (0.10%)
 Sysco International /2/
  6.10%; 06/01/12                                              120,000                 123,952
HOME EQUITY SEQUENTIAL (0.07%)
 Residential Asset Securities
  4.59%; 10/25/26                                               95,000                  95,765
INDUSTRIAL GASES (0.05%)
 Praxair
  4.75%; 07/15/07                                               60,000                  59,726
LIFE & HEALTH INSURANCE (0.07%)
 Lincoln National
  5.25%; 06/15/07                                               90,000                  91,089
MACHINERY-CONSTRUCTION & MINING (0.05%)
 JLG Industries /2/
  8.38%; 06/15/12                                               60,000                  60,000
MEDICAL-HOSPITALS (0.14%)
 HCA
  6.95%; 05/01/12                                               60,000                  61,145
 Tenet Healthcare
  5.00%; 07/01/07                                               60,000                  59,498
  6.50%; 06/01/12                                               60,000                  61,358
                                                                                       182,001
METAL-DIVERSIFIED (0.06%)
 Falconbridge
  7.35%; 06/05/12                                               15,000                  15,429
 Noranda
  7.25%; 07/15/12                                               60,000                  59,682
                                                                                        75,111
                                                            Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MISCELLANEOUS INVESTING (0.12%)
 New Plan Excel Realty Trust
                                                           $                      $
  5.88%; 06/15/07                                               35,000                  35,263
 United Dominion Realty Trust
  6.50%; 06/15/09                                               60,000                  59,987
 Vornado Realty Trust
  5.63%; 06/15/07                                               60,000                  59,665
                                                                                       154,915
MONEY CENTER BANKS (0.10%)
 JP Morgan Chase
  5.35%; 03/01/07                                              125,000                 126,551
MORTGAGE BACKED SECURITIES (1.75%)
 CS First Boston Mortgage Securities /2/ /3/
  1.24%; 12/16/35                                              708,510                  42,508
 First Union National Bank Commercial Mortgage /2/
  /3/
  0.77%; 12/12/33                                            1,739,001                  66,644
 JP Morgan Chase Commercial Mortgage Securities /2/
  /3/
  0.59%; 05/12/34                                            1,432,349                  50,233
  0.82%; 11/15/35                                            2,337,732                  84,478
  1.07%; 03/15/33                                            1,320,987                  75,941
 LB Commercial Conduit Mortgage Trust
  6.21%; 10/15/08                                            1,000,000               1,053,146
 LB-UBS Commercial Mortgage Trust /2/ /3/
  0.89%; 03/15/34                                              849,842                  29,534
 Morgan Stanley Capital I
  6.81%; 12/15/31                                              750,000                 804,875
 Morgan Stanley Dean Witter Capital I /2/ /3/
  0.32%; 12/15/35                                            1,735,207                  50,226
                                                                                     2,257,585
MULTIMEDIA (0.51%)
 AOL Time Warner
  6.15%; 05/01/07                                              120,000                 114,630
  7.63%; 04/15/31                                              125,000                 109,451
 Gannett
  4.95%; 04/01/05                                               80,000                  81,616
 Viacom
  6.63%; 05/15/11                                              250,000                 256,626
 Walt Disney
  6.38%; 03/01/12                                              100,000                 101,850
                                                                                       664,173
NON-HAZARDOUS WASTE DISPOSAL (0.06%)
 Allied Waste
  8.50%; 12/01/08                                               75,000                  72,375
OIL COMPANY-EXPLORATION & PRODUCTION (0.45%)
 Alberta Energy
  7.38%; 11/01/31                                               65,000                  69,368
 Anadarko Petroleum
  5.38%; 03/01/07                                              120,000                 121,642
 Canadian Natural Resources
  7.20%; 01/15/32                                               95,000                  96,519
 Devon Energy
  7.95%; 04/15/32                                               35,000                  37,649
                                                            Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Kerr-McGee
                                                           $                      $
  5.88%; 09/15/06                                              175,000                 180,054
 Nexen
  7.88%; 03/15/32                                               30,000                  30,533
 XTO Energy
  7.50%; 04/15/12                                               50,000                  51,000
                                                                                       586,765
OIL COMPANY-INTEGRATED (0.14%)
 Amerada Hess
  7.13%; 03/15/33                                               60,000                  59,583
 Marathon Oil
  6.80%; 03/15/32                                               60,000                  57,989
 PanCanadian Energy
  7.20%; 11/01/31                                               60,000                  60,579
                                                                                       178,151
OIL REFINING & MARKETING (0.08%)
 Valero Energy
  6.88%; 04/15/12                                               95,000                  97,620
OIL-FIELD SERVICES (0.01%)
 Hanover Equipment Trust /2/
  8.50%; 09/01/08                                               20,000                  18,500
PAPER & RELATED PRODUCTS (0.48%)
 Abitibi-Consolidated
  6.95%; 12/15/06                                               60,000                  59,189
 Domtar
  7.88%; 10/15/11                                              125,000                 135,642
 MeadWestvaco
  6.85%; 04/01/12                                               35,000                  36,745
 Norske Skogindustrier /2/
  7.63%; 10/15/11                                              125,000                 133,100
 Sappi Papier Holding /2/
  6.75%; 06/15/12                                               25,000                  25,315
 Stora Enso Oyj
  7.38%; 05/15/11                                               85,000                  91,876
 Weyerhaeuser /2/
  6.13%; 03/15/07                                               75,000                  77,187
  7.38%; 03/15/32                                               65,000                  65,975
                                                                                       625,029
PHYSICAL THERAPY & REHABILITATION CENTERS (0.05%)
 Healthsouth /2/
  7.63%; 06/01/12                                               60,000                  59,437
PIPELINES (0.33%)
 Duke Energy Field Services
  7.88%; 08/16/10                                              125,000                 132,664
 El Paso
  7.00%; 05/15/11                                              120,000                 114,843
 Kinder Morgan Energy Partners
  6.75%; 03/15/11                                               60,000                  61,739
 Tennessee Gas Pipeline
  8.38%; 06/15/32                                               60,000                  62,049
 Texas Eastern Transmission
  5.25%; 07/15/07                                               60,000                  59,894
                                                                                       431,189
                                                            Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
POULTRY (0.12%)
 Tyson Foods
                                                           $                      $
  6.63%; 10/01/04                                              150,000                 156,379
PROPERTY & CASUALTY INSURANCE (0.10%)
 ACE
  6.00%; 04/01/07                                               90,000                  93,021
 St Paul
  5.75%; 03/15/07                                               30,000                  30,195
                                                                                       123,216
REAL ESTATE OPERATOR & DEVELOPER (0.14%)
 EOP Operating
  7.00%; 07/15/11                                              125,000                 131,317
 First Industrial
  6.88%; 04/15/12                                               50,000                  51,205
                                                                                       182,522
REGIONAL AUTHORITY (0.09%)
 Province of Nova Scotia
  5.75%; 02/27/12                                              120,000                 122,439
REGIONAL BANKS (0.39%)
 KeyCorp
  4.63%; 05/16/05                                              120,000                 121,266
 Korea Development Bank
  7.13%; 04/22/04                                              250,000                 265,186
 Wells Fargo
  5.13%; 02/15/07                                              120,000                 121,411
                                                                                       507,863
RESEARCH & DEVELOPMENT (0.05%)
 Science Applications International /2/
  7.13%; 07/01/32                                               60,000                  58,231
RETAIL-AUTOMOBILE (0.05%)
 Autonation
  9.00%; 08/01/08                                               60,000                  61,800
RETAIL-DISCOUNT (0.05%)
 Target
  5.38%; 06/15/09                                               60,000                  59,970
RETAIL-DRUG STORE (0.07%)
 CVS /2/
  7.77%; 01/10/12                                               88,747                  93,334
RETAIL-MAJOR DEPARTMENT STORE (0.03%)
 Sears Roebuck Acceptance
  7.00%; 06/01/32                                               45,000                  43,107
RETAIL-REGIONAL DEPARTMENT STORE (0.08%)
 Federated Department Stores
  7.00%; 02/15/28                                               70,000                  68,605
  8.13%; 10/15/02                                               39,000                  39,563
                                                                                       108,168
RETAIL-RESTAURANTS (0.05%)
 Yum! Brands
  7.70%; 07/01/12                                               60,000                  60,000
                                                            Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RUBBER-TIRES (0.01%)
 Goodyear Tire & Rubber
                                                           $                      $
  6.63%; 12/01/06                                               20,000                  19,014
SOVEREIGN (0.23%)
 Finland Government
  4.75%; 03/06/07                                               60,000                  61,155
 Italy Government
  5.63%; 06/15/12                                               65,000                  66,288
 Mexico Government
  8.38%; 01/14/11                                              125,000                 129,687
 Poland Government
  6.25%; 07/03/12                                               35,000                  34,956
                                                                                       292,086
SUPRANATIONAL BANK (0.14%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                               50,000                  53,442
  6.88%; 03/15/12                                               60,000                  61,549
 European Investment Bank
  4.63%; 03/01/07                                               60,000                  60,309
                                                                                       175,300
TELECOMMUNICATION SERVICES (0.21%)
 Avaya
  11.13%; 04/01/09                                              30,000                  27,450
 Citizens Communications
  6.38%; 08/15/04                                              125,000                 119,567
 Global Crossing Holding
  9.13%; 11/15/06                                              125,000                   1,250
 Telstra
  6.38%; 04/01/12                                              115,000                 117,496
                                                                                       265,763
TELEPHONE-INTEGRATED (0.59%)
 Alltel
  7.00%; 07/01/12                                               50,000                  49,889
 AT&T
  6.00%; 03/15/09                                               60,000                  47,400
  6.50%; 11/15/06                                               30,000                  26,400
 BellSouth
  6.88%; 10/15/31                                              100,000                  99,052
 British Telecommunications
  7.88%; 12/15/05                                              180,000                 192,620
 Sprint Capital
  6.00%; 01/15/07                                               50,000                  38,957
 Telefonica Europe
  7.75%; 09/15/10                                              120,000                 124,202
 Telefonos de Mexico
  8.25%; 01/26/06                                              120,000                 122,400
 Verizon
  7.38%; 04/01/32                                               60,000                  56,595
                                                                                       757,515
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries
  6.50%; 04/15/07                                               40,000                  41,845
TRANSPORT-RAIL (0.17%)
 Burlington Northern Santa Fe
  7.95%; 08/15/30                                               65,000                  73,238
                                                            Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TRANSPORT-RAIL (CONTINUED)
 Kansas City Southern Railway /2/
                                                           $                      $
  7.50%; 06/15/09                                               25,000                  25,031
 Union Pacific
  5.75%; 10/15/07                                              120,000                 123,343
                                                                                       221,612
                                                          TOTAL BONDS               22,314,867

                                                            Principal
     Type           Rate             Maturity                Amount                  Value
-----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (5.17%)
                                                           $                      $
FHLMC           6.00%         01/01/29                         727,610                 732,357
FHLMC           6.50%         07/01/16 - 11/01/31            2,790,983               2,865,865
FHLMC           7.00%         12/01/27 - 01/01/31            1,299,370               1,348,943
FHLMC           7.50%         08/01/30 - 01/01/31              688,820                 723,971
FHLMC           8.00%         12/01/30 - 02/01/31              935,747                 993,028
                                             TOTAL FHLMC CERTIFICATES                6,664,164

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (5.37%)
FNMA            5.50%         06/01/31                         367,883                 357,358
FNMA            6.00%         06/01/06 - 03/01/32            2,197,028               2,259,377
FNMA            6.50%         01/01/04 - 01/01/32            2,828,041               2,915,333
FNMA            7.00%         08/01/29 - 02/01/32              945,123                 980,007
FNMA            7.25%         01/15/10                         365,000                 413,702
                                              TOTAL FNMA CERTIFICATES                6,925,777

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (2.78%)
GNMA I          6.00%         01/15/29 - 06/15/32            1,489,342               1,495,780
GNMA I          7.00%         10/15/29 - 08/15/31              984,647               1,024,610
GNMA II         6.00%         09/20/26                         312,673                 312,912
GNMA II         7.00%         02/20/32                         725,669                 752,295
                                              TOTAL GNMA CERTIFICATES                3,585,597

                                                            Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
TREASURY BONDS (6.04%)
 U.S. Treasury
  3.25%; 05/31/04                                          $ 1,670,000            $  1,682,786
  4.38%; 05/15/07                                            1,120,000               1,135,400
  4.63%; 05/15/06                                              650,000                 669,500
  4.75%; 11/15/08                                              310,000                 315,672
  4.88%; 02/15/12                                              795,000                 797,981
                                                            Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
TREASURY BONDS (CONTINUED)
                                                           $                      $
  5.38%; 02/15/31                                              485,000                 474,921
  6.25%; 05/15/30                                              485,000                 525,372
  7.13%; 02/15/23                                              205,000                 241,289
  7.25%; 05/15/16                                              410,000                 483,208
  7.50%; 11/15/16                                              500,000                 601,722
  8.00%; 11/15/21                                              675,000                 863,367
                                                 TOTAL TREASURY BONDS                7,791,218

                                                            Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.37%)
DIVERSIFIED FINANCIAL SERVICES (3.37%)
 Investment in Joint Trading Account; General
  Electric Capital
  1.98%; 07/01/02                                            4,344,110               4,344,110
                                               TOTAL COMMERCIAL PAPER                4,344,110
                                                                                  ------------

                                 TOTAL PORTFOLIO INVESTMENTS (97.83%)              126,131,560
CASH AND RECEIVABLES, NET OF LIABILITIES (2.17%)                                     2,803,932
                                           TOTAL NET ASSETS (100.00%)             $128,935,492
                                                                                  --------------

1    Non-income producing security.

2 Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $2,429,904 or 1.88% of net assets.

3    Variable rate.


See accompanying notes.

                                       72



                            SCHEDULE OF INVESTMENTS
                               BLUE CHIP ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (97.70%)
ADVERTISING AGENCIES (0.26%)
                                                                         $
 Interpublic Group                                        270                 6,685
 Omnicom Group                                             90                 4,122
                                                                             10,807
AEROSPACE & DEFENSE (0.83%)
 Boeing                                                   460                20,700
 Raytheon                                                 180                 7,335
 Rockwell Collins                                         230                 6,307
                                                                             34,342
AEROSPACE & DEFENSE EQUIPMENT (0.94%)
 General Dynamics                                         100                10,635
 Lockheed Martin                                          180                12,510
 United Technologies                                      230                15,617
                                                                             38,762
APPLIANCES (0.19%)
 Whirlpool                                                120                 7,843
APPLICATIONS SOFTWARE (3.24%)
 Intuit /1/                                               170                 8,452
 Microsoft /1/                                          2,290               125,263
                                                                            133,715
ATHLETIC FOOTWEAR (0.16%)
 Nike                                                     120                 6,438
AUTO-CARS & LIGHT TRUCKS (0.71%)
 Ford Motor                                               600                 9,600
 General Motors                                           370                19,776
                                                                             29,376
BEVERAGES-NON-ALCOHOLIC (2.47%)
 Coca-Cola                                              1,040                58,240
 Coca-Cola Enterprises                                    300                 6,624
 Pepsico                                                  770                37,114
                                                                            101,978
BREWERY (0.45%)
 Anheuser-Busch                                           370                18,500
BROADCASTING SERVICES & PROGRAMMING (0.11%)
 Clear Channel Communications /1/                         140                 4,483
BUILDING-RESIDENTIAL & COMMERCIAL (0.21%)
 KB Home                                                  170                 8,757
CABLE TV (0.27%)
 Comcast                                                  460                10,966
CASINO SERVICES (0.19%)
 International Game Technology                            140                 7,938
CELLULAR TELECOMMUNICATIONS (0.17%)
 AT&T Wireless Services /1/                             1,232                 7,207
CHEMICALS-DIVERSIFIED (1.20%)
 Dow Chemical                                             190                 6,532
 E.I. Du Pont de Nemours                                  510                22,644
 PPG Industries                                           210                12,999
 Rohm & Haas                                              180                 7,288
                                                                             49,463
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CIRCUIT BOARDS (0.17%)
                                                                         $
 Jabil Circuit /1/                                        340                 7,177
COMMERCIAL BANKS (0.24%)
 Synovus Financial                                        360                 9,907
COMMERCIAL SERVICE-FINANCE (0.16%)
 Paychex                                                  210                 6,571
COMPUTER SERVICES (0.31%)
 Computer Sciences /1/                                    100                 4,780
 Electronic Data Systems                                  220                 8,173
                                                                             12,953
COMPUTERS (2.92%)
 Apple Computer                                           210                 3,721
 Dell Computer /1/                                      1,200                31,368
 Hewlett-Packard                                        1,464                22,370
 International Business Machines                          760                54,720
 Sun Microsystems /1/                                   1,670                 8,367
                                                                            120,546
COMPUTERS-INTEGRATED SYSTEMS (0.13%)
 NCR /1/                                                  150                 5,228
COMPUTERS-MEMORY DEVICES (0.34%)
 EMC                                                    1,230                 9,286
 Veritas Software /1/                                     240                 4,750
                                                                             14,036
CONSUMER PRODUCTS-MISCELLANEOUS (0.14%)
 Clorox                                                   140                 5,789
CONTAINERS-PAPER & PLASTIC (0.31%)
 Bemis                                                    140                 6,650
 Sealed Air /1/                                           150                 6,041
                                                                             12,691
COSMETICS & TOILETRIES (2.73%)
 Alberto-Culver                                           160                 7,648
 Avon Products                                            120                 6,269
 Colgate-Palmolive                                        280                14,014
 Gillette                                                 470                15,919
 International Flavors & Fragrances                       240                 7,797
 Kimberly-Clark                                           190                11,780
 Procter & Gamble                                         550                49,115
                                                                            112,542
CRUISE LINES (0.22%)
 Carnival                                                 320                 8,861
DATA PROCESSING & MANAGEMENT (0.77%)
 Automatic Data Processing                                290                12,629
 First Data                                               360                13,558
 Fiserv /1/                                               150                 5,507
                                                                             31,694
DISTRIBUTION-WHOLESALE (0.16%)
 W.W. Grainger                                            130                 6,513
DIVERSIFIED FINANCIAL SERVICES (2.10%)
 Citigroup                                              2,233                86,529
DIVERSIFIED MANUFACTURING OPERATIONS (5.11%)
 3M                                                       210                25,830
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                         $
 Cooper Industries                                        180                 7,074
 Danaher                                                  160                10,616
 General Electric /2/                                   4,340               126,077
 Honeywell International                                  430                15,149
 Illinois Tool Works                                      220                15,163
 Tyco International                                       830                11,213
                                                                            211,122
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.19%)
 Cendant /1/                                              480                 7,622
ELECTRIC PRODUCTS-MISCELLANEOUS (0.30%)
 Emerson Electric                                         230                12,307
ELECTRIC-INTEGRATED (1.72%)
 Ameren                                                   170                 7,312
 Cinergy                                                  180                 6,478
 Dominion Resources                                       220                14,515
 Duke Energy                                              380                11,818
 Entergy                                                  120                 5,093
 FirstEnergy                                              310                10,348
 Pinnacle West Capital                                    200                 7,900
 Reliant Energy                                           450                 7,605
                                                                             71,069
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.37%)
 Advanced Micro Devices /1/                               440                 4,277
 Intel                                                  2,750                50,243
 LSI Logic /1/                                            380                 3,325
 National Semiconductor /1/                               190                 5,542
 Nvidia /1/                                               110                 1,890
 QLogic /1/                                               110                 4,191
 Texas Instruments                                        970                22,989
 Xilinx /1/                                               240                 5,383
                                                                             97,840
ELECTRONIC FORMS (0.12%)
 Adobe Systems                                            180                 5,130
ENTERPRISE SOFTWARE & SERVICE (0.65%)
 Computer Associates International                        290                 4,608
 Oracle /1/                                             2,080                19,698
 Peoplesoft /1/                                           180                 2,678
                                                                             26,984
FIDUCIARY BANKS (0.96%)
 Bank of New York                                         350                11,812
 Mellon Financial                                         350                11,001
 Northern Trust                                           160                 7,050
 State Street                                             220                 9,834
                                                                             39,697
FINANCE-CONSUMER LOANS (0.40%)
 Household International                                  180                 8,946
 SLM                                                       80                 7,752
                                                                             16,698
FINANCE-CREDIT CARD (1.24%)
 American Express                                         720                26,150
 Capital One Financial                                    190                11,600
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-CREDIT CARD (CONTINUED)
                                                                         $
 MBNA                                                     400                13,228
                                                                             50,978
FINANCE-INVESTMENT BANKER & BROKER (1.58%)
 Bear Stearns                                             150                 9,157
 Lehman Brothers Holdings                                 190                11,879
 Merrill Lynch                                            500                20,250
 Morgan Stanley Dean Witter                               560                24,125
                                                                             65,411
FINANCE-MORTGAGE LOAN/BANKER (1.22%)
 Federal Home Loan Mortgage                               320                19,584
 Federal National Mortgage Association                    420                30,975
                                                                             50,559
FINANCIAL GUARANTEE INSURANCE (0.44%)
 AMBAC Financial Group                                    150                10,110
 MBIA                                                     140                 7,914
                                                                             18,024
FOOD-MISCELLANEOUS/DIVERSIFIED (0.74%)
 Kellogg                                                  230                 8,248
 Sara Lee                                                 330                 6,811
 Unilever                                                 240                15,552
                                                                             30,611
FOOD-RETAIL (0.57%)
 Albertson's                                              210                 6,397
 Kroger                                                   430                 8,557
 Safeway /1/                                              300                 8,757
                                                                             23,711
GAS-DISTRIBUTION (0.21%)
 Sempra Energy                                            390                 8,631
HEALTH CARE COST CONTAINMENT (0.13%)
 McKesson                                                 160                 5,232
HOME DECORATION PRODUCTS (0.18%)
 Newell Rubbermaid                                        210                 7,363
HOME FURNISHINGS (0.18%)
 Leggett & Platt                                          320                 7,488
HOTELS & MOTELS (0.14%)
 Starwood Hotels & Resorts Worldwide                      170                 5,591
INDUSTRIAL GASES (0.17%)
 Air Products & Chemicals                                 140                 7,066
INSTRUMENTS-CONTROLS (0.12%)
 Thermo Electron /1/                                      300                 4,950
INSTRUMENTS-SCIENTIFIC (0.10%)
 Applied Biosystems Group                                 220                 4,288
INSURANCE BROKERS (0.30%)
 Marsh & McLennan                                         130                12,558
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.35%)
 Stilwell Financial                                       390                 7,098
 T. Rowe Price Group                                      220                 7,234
                                                                             14,332
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (0.95%)
                                                                         $
 Aflac                                                    300                 9,600
 Jefferson-Pilot                                          200                 9,444
 John Hancock Financial Services                          130                 4,576
 Lincoln National                                         160                 6,720
 Torchmark                                                230                 8,786
                                                                             39,126
MACHINERY-CONSTRUCTION & MINING (0.27%)
 Caterpillar                                              230                11,259
MACHINERY-FARM (0.21%)
 Deere                                                    180                 8,622
MACHINERY-GENERAL INDUSTRY (0.45%)
 Dover                                                    260                 9,100
 Ingersoll-Rand                                           210                 9,589
                                                                             18,689
MEDICAL INSTRUMENTS (1.11%)
 Biomet                                                   210                 5,695
 Boston Scientific /1/                                    220                 6,450
 Guidant                                                  190                 5,744
 Medtronic                                                510                21,854
 St. Jude Medical                                          80                 5,915
                                                                             45,658
MEDICAL PRODUCTS (2.00%)
 Baxter International                                     240                10,666
 Johnson & Johnson                                      1,270                66,370
 Stryker                                                  100                 5,351
                                                                             82,387
MEDICAL-BIOMEDICAL/GENE (0.84%)
 Amgen /1/                                                460                19,265
 Biogen /1/                                               110                 4,557
 Chiron /1/                                               140                 4,949
 Immunex /1/                                              270                 6,032
                                                                             34,803
MEDICAL-DRUGS (6.68%)
 Abbott Laboratories                                      650                24,472
 Allergan                                                 100                 6,675
 Bristol-Myers Squibb                                     785                20,175
 Eli Lilly                                                400                22,560
 Forest Laboratories /1/                                  100                 7,080
 Medimmune /1/                                            180                 4,752
 Merck                                                    960                48,614
 Pfizer                                                 2,670                93,450
 Schering-Plough                                          700                17,220
 Wyeth                                                    600                30,720
                                                                            275,718
MEDICAL-HMO (0.58%)
 UnitedHealth Group                                       160                14,648
 Wellpoint Health Networks /1/                            120                 9,337
                                                                             23,985
MEDICAL-HOSPITALS (0.72%)
 HCA                                                      280                13,300
 Health Management Associates /1/                         240                 4,836
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (CONTINUED)
                                                                         $
 Tenet Healthcare /1/                                     160                11,448
                                                                             29,584
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.36%)
 Cardinal Health                                          245                15,045
METAL-ALUMINUM (0.49%)
 Alcan                                                    190                 7,129
 Alcoa                                                    400                13,260
                                                                             20,389
MONEY CENTER BANKS (2.31%)
 Bank of America                                          730                51,363
 JP Morgan Chase                                          650                22,048
 Wachovia                                                 570                21,762
                                                                             95,173
MOTORCYCLE & MOTOR SCOOTER (0.25%)
 Harley-Davidson                                          200                10,254
MULTI-LINE INSURANCE (2.35%)
 Allstate                                                 130                 4,807
 American International Group                           1,132                77,236
 Hartford Financial Services                              140                 8,326
 St. Paul                                                 170                 6,617
                                                                             96,986
MULTIMEDIA (2.24%)
 AOL Time Warner /1/                                    1,980                29,126
 Gannett                                                  150                11,385
 Viacom /1/                                               810                35,939
 Walt Disney                                              840                15,876
                                                                             92,326
NETWORKING PRODUCTS (1.28%)
 Cisco Systems /1/                                      3,610                50,359
 Lucent Technologies                                    1,500                 2,490
                                                                             52,849
NON-HAZARDOUS WASTE DISPOSAL (0.19%)
 Waste Management                                         300                 7,815
OFFICE AUTOMATION & EQUIPMENT (0.26%)
 Pitney Bowes                                             190                 7,547
 Xerox                                                    480                 3,345
                                                                             10,892
OFFICE SUPPLIES & FORMS (0.21%)
 Avery Dennison                                           140                 8,785
OIL & GAS DRILLING (0.62%)
 Nabors Industries                                        210                 7,382
 Noble /1/                                                210                 8,106
 Transocean Sedco Forex                                   330                10,279
                                                                             25,767
OIL COMPANY-INTEGRATED (5.40%)
 ChevronTexaco                                            401                35,488
 Conoco                                                   420                11,676
 Exxon Mobil                                            2,858               116,949
 Marathon Oil                                             380                10,306
 Royal Dutch Petroleum                                    880                48,638
                                                                            223,057
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (0.42%)
                                                                         $
 Baker Hughes                                             310                10,320
 Schlumberger                                             150                 6,975
                                                                             17,295
PAPER & RELATED PRODUCTS (0.58%)
 Louisiana-Pacific                                        730                 7,723
 Temple-Inland                                            140                 8,100
 Weyerhaeuser                                             130                 8,301
                                                                             24,124
PHARMACEUTICALS (0.36%)
 Pharmacia                                                400                14,980
PHOTO EQUIPMENT & SUPPLIES (0.14%)
 Eastman Kodak                                            200                 5,834
PIPELINES (0.25%)
 El Paso                                                  343                 7,069
 Williams                                                 562                 3,367
                                                                             10,436
PROPERTY & CASUALTY INSURANCE (0.66%)
 ACE                                                      160                 5,056
 Chubb                                                    110                 7,788
 Progressive                                              120                 6,942
 XL Capital                                                90                 7,623
                                                                             27,409
PUBLICLY TRADED INVESTMENT FUND (4.81%)
 iShares S&P 500 Index Fund                             1,723               170,818
 Standard & Poor's 500 Depository Receipts                280                27,709
                                                                            198,527
PUBLISHING-NEWSPAPERS (0.32%)
 Knight Ridder                                            210                13,220
REGIONAL BANKS (3.72%)
 Bank One                                                 550                21,164
 Comerica                                                 190                11,666
 Fifth Third Bancorp                                      270                17,995
 FleetBoston Financial                                    530                17,145
 National City                                            460                15,295
 PNC Financial Services Group                             220                11,502
 Union Planters                                           315                10,197
 US Bancorp                                               540                12,609
 Wells Fargo                                              720                36,043
                                                                            153,616
RETAIL-BEDDING (0.23%)
 Bed Bath & Beyond /1/                                    250                 9,435
RETAIL-BUILDING PRODUCTS (1.50%)
 Home Depot                                             1,150                42,239
 Lowe's                                                   430                19,522
                                                                             61,761
RETAIL-DISCOUNT (3.50%)
 Costco Wholesale                                         320                12,358
 Dollar General                                           410                 7,802
 Target                                                   460                17,085
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (CONTINUED)
                                                                         $
 Wal-Mart Stores                                        1,950               107,270
                                                                            144,515
RETAIL-DRUG STORE (0.27%)
 Walgreen                                                 290                11,203
RETAIL-MAJOR DEPARTMENT STORE (0.45%)
 May Department Stores                                    240                 7,903
 Sears Roebuck                                            200                10,860
                                                                             18,763
RETAIL-OFFICE SUPPLIES (0.14%)
 Staples /1/                                              300                 5,910
RETAIL-REGIONAL DEPARTMENT STORE (0.60%)
 Federated Department Stores /1/                          200                 7,940
 Kohls /1/                                                240                16,819
                                                                             24,759
RETAIL-RESTAURANTS (0.42%)
 McDonald's                                               610                17,354
RUBBER-TIRES (0.30%)
 Cooper Tire & Rubber                                     390                 8,015
 Goodyear Tire & Rubber                                   240                 4,490
                                                                             12,505
SAVINGS & LOANS-THRIFTS (0.33%)
 Washington Mutual                                        370                13,731
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.59%)
 Analog Devices /1/                                       240                 7,128
 Linear Technology                                        240                 7,543
 Maxim Integrated Products /1/                            257                 9,851
                                                                             24,522
SEMICONDUCTOR EQUIPMENT (0.51%)
 Applied Materials /1/                                    820                15,596
 Kla-Tencor /1/                                           120                 5,279
                                                                             20,875
TELECOMMUNICATION EQUIPMENT (0.30%)
 Comverse Technology /1/                                  380                 3,519
 Nortel Networks                                        1,400                 2,030
 Qualcomm /1/                                             150                 4,123
 Tellabs /1/                                              460                 2,852
                                                                             12,524
TELEPHONE-INTEGRATED (3.43%)
 Alltel                                                   180                 8,460
 AT&T                                                   1,440                15,408
 BellSouth                                                740                23,310
 Qwest Communications International                       740                 2,072
 SBC Communications                                     1,310                39,955
 Sprint                                                   510                 5,411
 Sprint PCS /1/                                           490                 2,190
 Verizon Communications                                 1,120                44,968
                                                                            141,774
TOBACCO (1.03%)
 Philip Morris                                            970                42,370
TRANSPORT-RAIL (0.69%)
 Burlington Northern Santa Fe                             240                 7,200
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (CONTINUED)
                                                                         $
 Norfolk Southern                                         340                 7,949
 Union Pacific                                            210                13,289
                                                                             28,438
TRANSPORT-SERVICES (0.21%)
 FedEx /1/                                                160                 8,544
WEB PORTALS (0.13%)
 Yahoo /1/                                                360                 5,314
WIRELESS EQUIPMENT (0.45%)
 Motorola                                               1,290                18,602
                                         TOTAL COMMON STOCKS              4,034,383

                                                   Principal
                                                     Amount                Value
------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.89%)
DIVERSIFIED FINANCIAL SERVICES (1.89%)
 Investment in Joint Trading Account;
  General Electric Capital
                                                   $                     $
  1.98%; 07/01/02                                      77,943                77,943
                                      TOTAL COMMERCIAL PAPER                 77,943
                                                                         ----------

                        TOTAL PORTFOLIO INVESTMENTS (99.59%)              4,112,326
CASH AND RECEIVABLES, NET OF LIABILITIES (0.41%)                             17,053
                                  TOTAL NET ASSETS (100.00%)             $4,129,379
                                                                         ------------





 Contract                  Opening       Current      Unrealized
   Type      Commitment  Market Value  Market Value   Gain (Loss)
------------------------------------------------------------------
FUTURES CONTRACTS
1 S&P 500      Buy         $51,862       $49,505       $(2,357)
EMini
September,
2002
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.
See accompanying notes.

                                       77



                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)

                                                             Principal
                                                              Amount                             Value

---------------------------------------------------------------------------------------------------------------
BONDS (48.73%)
AEROSPACE & DEFENSE (0.46%)
 Raytheon
                                                                        $                     $
  5.70%; 11/01/03                                                          865,000               885,402
AEROSPACE & DEFENSE EQUIPMENT (0.12%)
 United Technologies
  6.10%; 05/15/12                                                          225,000               233,043
AGRICULTURAL CHEMICALS (0.06%)
 IMC Global
  10.88%; 06/01/08                                                         100,000               107,500
AIRLINES (0.30%)
 Northwest Airlines
  7.58%; 03/01/19                                                          302,193               313,322
 Southwest Airlines
  5.10%; 05/01/06                                                          255,157               260,635
                                                                                                 573,957
AUTO-CARS & LIGHT TRUCKS (0.81%)
 DaimlerChrysler Holding
  7.13%; 04/10/03                                                          750,000               770,929
  7.30%; 01/15/12                                                          500,000               523,736
 Ford Motor
  7.45%; 07/16/31                                                          300,000               279,254
                                                                                               1,573,919
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.51%)
 Delphi
  6.50%; 05/01/09                                                          210,000               215,435
 TRW
  7.13%; 06/01/09                                                          110,000               116,743
 Visteon
  8.25%; 08/01/10                                                          600,000               650,241
                                                                                                 982,419
AUTOMOBILE SEQUENTIAL (1.36%)
 DaimlerChrysler Auto Trust
  6.11%; 11/08/04                                                        1,650,000             1,701,550
 Ford Credit Auto Owner Trust
  4.72%; 12/15/05                                                          900,000               925,151
                                                                                               2,626,701
BEVERAGES-NON-ALCOHOLIC (0.12%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                                          225,000               230,009
BREWERY (0.12%)
 Coors Brewing /1/
  6.38%; 05/15/12                                                          230,000               236,670
BROADCASTING SERVICES & PROGRAMMING (0.27%)
 Clear Channel Communications
  6.00%; 11/01/06                                                          450,000               442,244
 Grupo Televisa /1/
  8.50%; 03/11/32                                                           90,000                77,400
                                                                                                 519,644
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.29%)
 CRH America
  6.95%; 03/15/12                                                           88,000                92,551
                                                             Principal

                                                             Amount                             Value

---------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (CONTINUED)
 Masco
                                                                        $                     $
  6.00%; 05/03/04                                                          450,000               465,528
                                                                                                 558,079
BUILDING PRODUCTS-AIR & HEATING (0.08%)
 York International
  6.63%; 08/15/06                                                          150,000               156,578
BUILDING-RESIDENTIAL & COMMERCIAL (0.11%)
 DR Horton /1/
  8.50%; 04/15/12                                                          220,000               220,825
CABLE TV (0.60%)
 Comcast Cable Communications
  6.88%; 06/15/09                                                          800,000               744,496
 COX Communications
  6.75%; 03/15/11                                                          470,000               419,263
                                                                                               1,163,759
CASINO HOTELS (0.22%)
 Mirage Resorts
  6.75%; 02/01/08                                                          225,000               223,616
 Park Place Entertainment
  8.50%; 11/15/06                                                          200,000               211,500
                                                                                                 435,116
CASINO SERVICES (0.10%)
 International Game Technology
  8.38%; 05/15/09                                                          190,000               200,450
CELLULAR TELECOMMUNICATIONS (0.77%)
 AT&T Wireless Services
  7.88%; 03/01/11                                                          190,000               153,470
 Cingular Wireless /1/
  7.13%; 12/15/31                                                          225,000               194,509
 Telus
  7.50%; 06/01/07                                                          450,000               403,741
 Verizon Wireless /1/
  5.38%; 12/15/06                                                          800,000               746,359
                                                                                               1,498,079
CHEMICALS-DIVERSIFIED (0.22%)
 Chevron Phillips Chemical /1/
  5.38%; 06/15/07                                                          240,000               239,123
 Equistar Chemicals
  8.50%; 02/15/04                                                          200,000               194,908
                                                                                                 434,031
COAL (0.11%)
 Luscar Coal
  9.75%; 10/15/11                                                          200,000               215,000
COATINGS & PAINT (0.06%)
 Valspar
  6.00%; 05/01/07                                                          115,000               116,427
COMMERCIAL BANKS (0.65%)
 Fleet National Bank
  5.75%; 01/15/09                                                        1,000,000             1,021,656
                                                             Principal

                                                             Amount                             Value

---------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
 Union Planters Bank
                                                                        $                     $
  5.13%; 06/15/07                                                          235,000               236,997
                                                                                               1,258,653
COMPUTER SERVICES (0.07%)
 Unisys
  8.13%; 06/01/06                                                          130,000               128,700
COMPUTERS-INTEGRATED SYSTEMS (0.04%)
 NCR /1/
  7.13%; 06/15/09                                                           75,000                76,104
CREDIT CARD ASSET BACKED SECURITIES (3.08%)
 American Express Credit Account Master Trust
  5.60%; 11/15/06                                                        1,265,000             1,320,644
 American Express Master Trust
  7.85%; 08/15/05                                                          600,000               655,638
 Discover Card Master Trust I
  5.60%; 05/16/06                                                        1,750,000             1,818,033
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                                        2,000,000             2,170,918
                                                                                               5,965,233
DIVERSIFIED FINANCIAL SERVICES (1.40%)
 Citigroup
  5.75%; 05/10/06                                                        1,250,000             1,300,426
  6.63%; 06/15/32                                                          230,000               222,362
 General Electric Capital
  6.75%; 03/15/32                                                          445,000               437,112
 John Deere Capital
  7.00%; 03/15/12                                                          385,000               412,502
 Nisource Finance
  7.50%; 11/15/03                                                          100,000                99,928
 Textron Financial
  5.88%; 06/01/07                                                          230,000               233,664
                                                                                               2,705,994
DIVERSIFIED OPERATIONS (0.17%)
 Kansas City Southern Railway /1/
  7.50%; 06/15/09                                                           95,000                95,119
 Rio Tinto Finance
  5.75%; 07/03/06                                                          220,000               228,871
                                                                                                 323,990
ELECTRIC-GENERATION (0.11%)
 Allegheny Energy Supply /1/
  8.25%; 04/15/12                                                           58,000                61,253
 Reliant Energy Finance /1/
  7.40%; 11/15/02                                                          160,000               156,294
                                                                                                 217,547
ELECTRIC-INTEGRATED (2.83%)
 AmerenEnergy Generating
  7.95%; 06/01/32                                                          105,000               109,564
 Arizona Public Service
  6.50%; 03/01/12                                                          215,000               220,397
 Conectiv /1/
  5.30%; 06/01/05                                                          275,000               277,024
 Consumers Energy
  6.00%; 03/15/05                                                          155,000               141,515
                                                             Principal

                                                             Amount                             Value

---------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Dominion Resources
                                                                        $                     $
  7.82%; 09/15/14                                                        1,000,000             1,068,486
 DTE Energy
  6.00%; 06/01/04                                                          475,000               492,416
 Exelon
  6.75%; 05/01/11                                                          500,000               522,049
 GPU
  7.70%; 12/01/05                                                          435,000               467,147
 MidAmerican Energy Holdings
  6.75%; 12/30/31                                                          200,000               195,746
 Mirant Americas Generation /1/
  8.50%; 10/01/21                                                          225,000               162,000
 Northeast Utilities
  7.25%; 04/01/12                                                          150,000               159,174
 Oncor Electric Delivery /1/
  6.38%; 05/01/12                                                          450,000               462,353
 PG&E National Energy Group
  10.38%; 05/16/11                                                         225,000               229,500
 Progress Energy
  6.05%; 04/15/07                                                          435,000               447,475
 PSEG Power /1/
  6.95%; 06/01/12                                                          150,000               150,786
 Southwestern Electric Power
  4.50%; 07/01/05                                                          240,000               239,015
 TECO Energy
  6.13%; 05/01/07                                                          135,000               139,041
                                                                                               5,483,688
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.07%)
 Flextronics International
  9.88%; 07/01/10                                                          130,000               135,850
FINANCE-AUTO LOANS (1.21%)
 Ford Motor Credit
  6.88%; 02/01/06                                                        1,000,000             1,023,066
  7.25%; 10/25/11                                                          425,000               427,039
 General Motors Acceptance                                              0
  6.88%; 09/15/11                                                          425,000               421,947
  7.00%; 02/01/12                                                          250,000               250,325
  8.00%; 11/01/31                                                          220,000               225,005
                                                                                               2,347,382
FINANCE-COMMERCIAL (0.15%)
 CIT Group
  7.38%; 04/02/07                                                          140,000               140,015
  7.75%; 04/02/12                                                          145,000               142,742
                                                                                                 282,757
FINANCE-CONSUMER LOANS (0.38%)
 Household Finance
  5.75%; 01/30/07                                                          600,000               593,483
  7.63%; 05/17/32                                                          140,000               137,978
                                                                                                 731,461
FINANCE-INVESTMENT BANKER & BROKER (1.25%)
 Banque Paribas
  6.88%; 03/01/09                                                          400,000               425,593
 Credit Suisse First Boston
  5.75%; 04/15/07                                                          435,000               445,024
                                                             Principal

                                                             Amount                             Value

---------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Goldman Sachs Group
                                                                        $                     $
  6.88%; 01/15/11                                                          450,000               466,535
 Lehman Brothers Holdings
  6.63%; 01/18/12                                                          700,000               709,802
 Morgan Stanley Dean Witter /2/
  0.69%; 04/01/34                                                        6,959,354               183,309
  1.12%; 04/01/34                                                        4,670,060               194,724
                                                                                               2,424,987
FINANCE-LEASING COMPANY (0.06%)
 Case Credit
  6.13%; 02/15/03                                                          110,000               107,980
FINANCE-MORTGAGE LOAN/BANKER (6.42%)
 Countrywide Home Loans
  5.25%; 06/15/04                                                          950,000               976,558
 Federal Home Loan Bank System
  5.75%; 05/15/12                                                          450,000               462,153
 Federal Home Loan Mortgage
  5.13%; 10/15/08                                                        1,250,000             1,273,235
  5.50%; 09/15/11                                                        1,500,000             1,515,504
  5.75%; 01/15/12                                                          220,000               226,031
  6.00%; 05/25/12                                                        1,370,000             1,382,634
  6.25%; 07/15/32                                                          563,000               566,037
  6.75%; 03/15/31                                                        1,336,000             1,435,695
 Federal National Mortgage Association
  5.00%; 01/20/07                                                          600,000               613,819
  5.00%; 03/12/07                                                        1,300,000             1,320,533
  6.00%; 05/15/08                                                        1,000,000             1,065,559
  6.25%; 07/19/11                                                        1,000,000             1,031,594
  6.25%; 05/15/29                                                          550,000               549,409
                                                                                              12,418,761
FINANCE-OTHER SERVICES (1.10%)
 Mellon Funding
  4.88%; 06/15/07                                                          185,000               186,179
 Newcourt Credit Group
  6.88%; 02/16/05                                                          300,000               288,522
 Pemex Master Trust /1/
  7.88%; 02/01/09                                                          620,000               618,450
 Verizon Global Funding
  6.75%; 12/01/05                                                        1,000,000             1,036,449
                                                                                               2,129,600
FOOD-MISCELLANEOUS/DIVERSIFIED (0.36%)
 Corn Products International
  8.45%; 08/15/09                                                          110,000               110,726
 General Mills
  6.00%; 02/15/12                                                          390,000               386,328
 Kraft Foods
  6.50%; 11/01/31                                                          200,000               197,909
                                                                                                 694,963
FOOD-RETAIL (1.07%)
 Kroger
  7.50%; 04/01/31                                                          350,000               364,362
 Safeway
  3.63%; 11/05/03                                                        1,500,000             1,509,462
                                                             Principal

                                                             Amount                             Value

---------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-RETAIL (CONTINUED)
 Safeway (continued)
                                                                        $                     $
  7.00%; 09/15/02                                                          195,000               196,696
                                                                                               2,070,520
FOOD-WHOLESALE & DISTRIBUTION (0.24%)
 Sysco International /1/
  6.10%; 06/01/12                                                          450,000               464,821
HOME EQUITY SEQUENTIAL (0.20%)
 Residential Asset Securities
  4.59%; 10/25/26                                                          380,000               383,059
HOTELS & MOTELS (0.27%)
 Marriott International
  6.63%; 11/15/03                                                          500,000               518,293
INDUSTRIAL GASES (0.12%)
 Praxair
  4.75%; 07/15/07                                                          230,000               228,949
LIFE & HEALTH INSURANCE (0.18%)
 Lincoln National
  5.25%; 06/15/07                                                          335,000               339,054
MACHINERY-CONSTRUCTION & MINING (0.12%)
 JLG Industries /1/
  8.38%; 06/15/12                                                          235,000               235,000
MEDICAL-HOSPITALS (0.58%)
 HCA
  7.13%; 06/01/06                                                          625,000               655,538
 Tenet Healthcare
  5.00%; 07/01/07                                                          240,000               237,990
  6.50%; 06/01/12                                                          220,000               224,981
                                                                                               1,118,509
METAL-DIVERSIFIED (0.16%)
 Falconbridge
  7.35%; 06/05/12                                                           65,000                66,860
 Noranda
  7.25%; 07/15/12                                                          240,000               238,727
                                                                                                 305,587
MISCELLANEOUS INVESTING (0.30%)
 New Plan Excel Realty Trust
  5.88%; 06/15/07                                                          120,000               120,903
 United Dominion Realty Trust
  6.50%; 06/15/09                                                          235,000               234,950
 Vornado Realty Trust
  5.63%; 06/15/07                                                          235,000               233,687
                                                                                                 589,540
MONEY CENTER BANKS (0.33%)
 JP Morgan Chase
  5.25%; 05/30/07                                                          185,000               186,071
  5.35%; 03/01/07                                                          450,000               455,583
                                                                                                 641,654
MORTGAGE BACKED SECURITIES (4.64%)
 Chase Commercial Mortgage Securities
  7.03%; 10/15/08                                                          297,150               319,064
  7.63%; 07/15/32                                                          900,000             1,003,614
                                                             Principal

                                                             Amount                             Value

---------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 CS First Boston Mortgage Securities
                                                                        $                     $
  1.24%; 12/16/35 /1/ /2/                                                2,427,762               145,657
  6.39%; 08/15/36                                                        1,250,000             1,308,986
 DLJ Commercial Mortgage
  7.34%; 10/10/32                                                          180,000               199,383
 First Union National Bank Commercial Mortgage /1/ /2/
  0.77%; 12/12/33                                                        4,968,573               190,412
 GS Mortgage Securities /1/
  6.22%; 05/03/18                                                        1,000,000             1,042,530
 JP Morgan Chase Commercial Mortgage Securities /1/ /2/
  0.59%; 05/12/34                                                        5,156,458               180,838
  0.82%; 11/15/35                                                        7,933,369               286,687
  1.07%; 03/15/33                                                        3,517,685               202,224
 JP Morgan Commercial Mortgage Finance
  7.77%; 10/15/32                                                        1,250,000             1,401,156
 LB-UBS Commercial Mortgage Trust /1/ /2/
  0.89%; 03/15/34                                                        3,116,086               108,290
 Merrill Lynch Mortgage Investors
  7.34%; 12/26/25                                                        2,000,000             2,170,396
 Morgan Stanley Dean Witter Capital I /1/ /2/
  0.32%; 12/15/35                                                        6,593,788               190,859
 PNC Mortgage Acceptance
  7.33%; 12/10/32                                                          210,000               232,865
                                                                                               8,982,961
MULTI-LINE INSURANCE (0.42%)
 Metlife
  5.25%; 12/01/06                                                          800,000               818,270
MULTIMEDIA (1.13%)
 AOL Time Warner
  7.63%; 04/15/31                                                          750,000               656,706
 Gannett
  4.95%; 04/01/05                                                          425,000               433,584
 Viacom
  6.40%; 01/30/06                                                          450,000               475,025
  7.88%; 07/30/30                                                          250,000               271,479
 Walt Disney
  6.38%; 03/01/12                                                          350,000               356,475
                                                                                               2,193,269
NON-HAZARDOUS WASTE DISPOSAL (0.13%)
 Allied Waste
  8.50%; 12/01/08                                                          260,000               250,900
OIL COMPANY-EXPLORATION & PRODUCTION (1.23%)
 Alberta Energy
  7.38%; 11/01/31                                                          215,000               229,447
 Anadarko Finance
  6.75%; 05/01/11                                                          435,000               455,178
 Canadian Natural Resources
  7.20%; 01/15/32                                                          325,000               330,196
 Devon Energy
  7.95%; 04/15/32                                                          120,000               129,082
 Kerr-McGee
  5.88%; 09/15/06                                                          450,000               462,997
                                                             Principal

                                                             Amount                             Value

---------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Nexen
                                                                        $                     $
  7.88%; 03/15/32                                                          110,000               111,956
 Petroleos Mexicanos /1/
  6.50%; 02/01/05                                                          450,000               455,625
 XTO Energy
  7.50%; 04/15/12                                                          195,000               198,900
                                                                                               2,373,381
OIL COMPANY-INTEGRATED (0.67%)
 Amerada Hess
  7.13%; 03/15/33                                                          220,000               218,469
 Conoco Funding
  7.25%; 10/15/31                                                          350,000               370,767
 Marathon Oil
  6.80%; 03/15/32                                                          350,000               338,271
 PanCanadian Energy
  7.20%; 11/01/31                                                          220,000               222,123
 Petrobras International Finance /1/
  9.13%; 02/01/07                                                          200,000               156,000
                                                                                               1,305,630
OIL REFINING & MARKETING (0.61%)
 Ashland
  7.71%; 05/11/07                                                          500,000               542,644
  8.54%; 01/13/05                                                          250,000               274,269
 Valero Energy
  6.88%; 04/15/12                                                          350,000               359,653
                                                                                               1,176,566
OIL-FIELD SERVICES (0.03%)
 Hanover Equipment Trust /1/
  8.50%; 09/01/08                                                           65,000                60,125
PAPER & RELATED PRODUCTS (1.50%)
 Abitibi-Consolidated
  6.95%; 12/15/06                                                          200,000               197,296
 Domtar
  7.88%; 10/15/11                                                          500,000               542,566
 International Paper
  8.00%; 07/08/03                                                          875,000               917,424
 MeadWestvaco
  6.85%; 04/01/12                                                          125,000               131,234
 Norske Skogindustrier /1/
  7.63%; 10/15/11                                                          500,000               532,402
 Sappi Papier Holding /1/
  6.75%; 06/15/12                                                          100,000               101,258
 Weyerhaeuser /1/
  6.13%; 03/15/07                                                          250,000               257,292
  7.38%; 03/15/32                                                          225,000               228,374
                                                                                               2,907,846
PHYSICAL THERAPY & REHABILITATION CENTERS (0.11%)
 Healthsouth /1/
  7.63%; 06/01/12                                                          225,000               222,889
PIPELINES (0.74%)
 Duke Energy Field Services
  7.88%; 08/16/10                                                          500,000               530,657
 El Paso
  7.00%; 05/15/11                                                          430,000               411,522
                                                             Principal

                                                             Amount                             Value

---------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (CONTINUED)
 Tennessee Gas Pipeline
                                                                        $                     $
  8.38%; 06/15/32                                                          235,000               243,024
 Texas Eastern Transmission
  5.25%; 07/15/07                                                          240,000               239,575
                                                                                               1,424,778
POULTRY (0.22%)
 Tyson Foods
  6.63%; 10/01/04                                                          415,000               432,649
PROPERTY & CASUALTY INSURANCE (0.23%)
 ACE
  6.00%; 04/01/07                                                          320,000               330,741
 St Paul
  5.75%; 03/15/07                                                          105,000               105,684
                                                                                                 436,425
REAL ESTATE OPERATOR & DEVELOPER (0.32%)
 EOP Operating
  7.00%; 07/15/11                                                          425,000               446,478
 First Industrial
  6.88%; 04/15/12                                                          175,000               179,217
                                                                                                 625,695
REGIONAL AUTHORITY (0.36%)
 Province of Nova Scotia
  5.75%; 02/27/12                                                          430,000               438,739
 Province of Quebec
  7.50%; 09/15/29                                                          225,000               257,631
                                                                                                 696,370
REGIONAL BANKS (1.25%)
 KeyCorp
  4.63%; 05/16/05                                                          450,000               454,745
 Korea Development Bank
  7.13%; 04/22/04                                                          850,000               901,633
 PNC Funding
  5.75%; 08/01/06                                                          600,000               618,446
 Wells Fargo
  5.13%; 02/15/07                                                          430,000               435,056
                                                                                               2,409,880
RESEARCH & DEVELOPMENT (0.12%)
 Science Applications International /1/
  7.13%; 07/01/32                                                          235,000               228,073
RETAIL-AUTOMOBILE (0.11%)
 Autonation
  9.00%; 08/01/08                                                          200,000               206,000
RETAIL-DISCOUNT (0.12%)
 Target
  5.38%; 06/15/09                                                          235,000               234,883
RETAIL-DRUG STORE (0.11%)
 CVS /1/
  7.77%; 01/10/12                                                          207,076               217,779
RETAIL-MAJOR DEPARTMENT STORE (0.09%)
 Sears Roebuck Acceptance
  7.00%; 06/01/32                                                          172,500               165,245
                                                             Principal

                                                             Amount                             Value

---------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (0.29%)
 Dillards
                                                                        $                     $
  6.13%; 11/01/03                                                          350,000               343,525
 Federated Department Stores
  7.00%; 02/15/28                                                          225,000               220,518
                                                                                                 564,043
RETAIL-RESTAURANTS (0.12%)
 Yum! Brands
  7.70%; 07/01/12                                                          240,000               240,000
RUBBER-TIRES (0.03%)
 Goodyear Tire & Rubber
  6.63%; 12/01/06                                                           70,000                66,549
SOVEREIGN (0.44%)
 Finland Government
  4.75%; 03/06/07                                                          220,000               224,233
 Italy Government
  5.63%; 06/15/12                                                          215,000               219,260
 Mexico Government
  8.38%; 01/14/11                                                          250,000               259,375
 Poland Government
  6.25%; 07/03/12                                                          150,000               149,812
                                                                                                 852,680
SPECIAL PURPOSE ENTITY (1.45%)
 Targeted Return Index Securities /1/ /2/
  5.89%; 01/25/07                                                        1,374,000             1,394,198
  6.85%; 01/15/12                                                        1,368,000             1,404,607
                                                                                               2,798,805
SUPRANATIONAL BANK (0.31%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                                          170,000               181,704
  6.88%; 03/15/12                                                          220,000               225,680
 European Investment Bank
  4.63%; 03/01/07                                                          200,000               201,029
                                                                                                 608,413
TELECOMMUNICATION SERVICES (0.52%)
 Avaya
  11.13%; 04/01/09                                                         110,000               100,650
 Citizens Communications
  6.38%; 08/15/04                                                          500,000               478,268
 Telstra
  6.38%; 04/01/12                                                          410,000               418,898
                                                                                                 997,816
TELEPHONE-INTEGRATED (1.18%)
 Alltel
  7.00%; 07/01/12                                                          175,000               174,611
 AT&T
  6.00%; 03/15/09                                                          215,000               169,850
  6.50%; 11/15/06                                                          110,000                96,800
 BellSouth
  6.88%; 10/15/31                                                          535,000               529,930
 British Telecommunications
  7.88%; 12/15/05                                                          485,000               519,003
 Sprint Capital /1/
  8.75%; 03/15/32                                                          220,000               165,455
                                                             Principal

                                                             Amount                             Value

---------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 Telefonica Europe
                                                                        $                     $
  7.75%; 09/15/10                                                          400,000               414,007
 Verizon New York
  7.38%; 04/01/32                                                          220,000               207,516
                                                                                               2,277,172
TEXTILE-HOME FURNISHINGS (0.07%)
 Mohawk Industries
  6.50%; 04/15/07                                                          135,000               141,226
TRANSPORT-AIR FREIGHT (0.16%)
 FedEx
  7.96%; 03/28/17                                                          282,311               304,568
TRANSPORT-RAIL (0.41%)
 Canadian National Railway
  7.38%; 10/15/31                                                          235,000               254,245
 Canadian Pacific Railway
  7.13%; 10/15/31                                                          175,000               180,571
 Union Pacific
  5.75%; 10/15/07                                                          350,000               359,749
                                                                                                 794,565
                                                                      TOTAL BONDS             94,311,695

                                                             Principal

     Type            Rate                Maturity            Amount                             Value

---------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (16.81%)
                                                                        $                     $
FHLMC            5.50%          01/01/09 - 03/01/09                      1,475,409             1,499,785
FHLMC            6.00%          09/01/16 - 06/01/32                      8,632,893             8,736,047
FHLMC            6.50%          04/01/16 - 05/01/32                     10,863,230            11,135,468
FHLMC            7.00%          12/01/29 - 12/01/31                      6,378,371             6,615,118
FHLMC            7.50%          11/01/29 - 03/01/31                      3,195,942             3,359,035
FHLMC            8.00%          09/01/30                                 1,113,642             1,181,813
                                                         TOTAL FHLMC CERTIFICATES             32,527,266

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (13.56%)
FNMA             5.50%          03/01/09                                   441,372               448,526
FNMA             6.00%          05/01/09 - 05/01/31                      3,635,265             3,750,321
FNMA             6.50%          12/01/10 - 04/01/32                     14,513,564            14,902,951
FNMA             7.00%          08/01/31 - 05/01/32                      4,537,631             4,704,515
FNMA             7.25%          01/15/10                                 1,365,000             1,547,133
FNMA             7.50%          06/01/30                                   842,221               884,329
                                                          TOTAL FNMA CERTIFICATES             26,237,775

                                                             Principal

     Type            Rate                Maturity            Amount                             Value

---------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (7.34%)
                                                                        $                     $
GNMA I           5.50%          12/15/31                                   695,206               674,477
GNMA I           6.50%          10/15/31 - 04/15/32                      1,971,657             2,015,647
GNMA I           7.00%          10/15/29 - 03/15/31                      2,163,203             2,251,094
GNMA I           7.50%          05/15/29                                 2,525,405             2,667,758
GNMA I           8.00%          12/15/30                                 1,042,475             1,110,286
GNMA II          6.00%          07/20/28 - 07/20/29                      4,705,872             4,705,009
GNMA II          6.50%          03/20/28 - 05/20/29                        759,423               775,217
                                                          TOTAL GNMA CERTIFICATES             14,199,488

                                                             Principal

                                                             Amount                             Value

---------------------------------------------------------------------------------------------------------------
TREASURY BONDS (9.24%)
 U.S. Treasury
                                                                        $                     $
  3.00%; 11/30/03                                                        1,500,000             1,511,917
  3.50%; 11/15/06                                                        2,140,000             2,101,882
  4.38%; 05/15/07                                                          410,000               415,638
  4.63%; 05/15/06                                                          705,000               726,150
  4.75%; 11/15/08                                                          220,000               224,025
  4.88%; 02/15/12                                                        1,450,000             1,455,438
  5.00%; 02/15/11                                                           50,000                50,846
  5.00%; 08/15/11                                                           75,000                76,042
  5.38%; 02/15/31                                                          685,000               670,765
  6.25%; 02/15/07                                                        1,375,000             1,504,574
  6.25%; 08/15/23                                                        1,650,000             1,767,855
  6.25%; 05/15/30                                                        2,140,000             2,318,138
  6.75%; 08/15/26                                                          750,000               853,711
  7.50%; 11/15/16                                                        2,890,000             3,477,953
  8.00%; 11/15/21                                                          565,000               722,670
                                                             TOTAL TREASURY BONDS             17,877,604





                                                             Principal
                                                              Amount                             Value
---------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.67%)

Diversified Fianncial Services (2.67%)
  Investment in Joint Trading Account;
     General Eelctric Capital
     1.98%; 07/01/02                                        $5,173,352                          $  5,173,352
                                                                                                ------------
                                                         TOTAL COMMERCIAL PAPER                    5,173,352
                                                                                                ------------

                                            TOTAL PORTFOLIO INVESTMENTS (98.35%)                 190,327,180

                         CASH AND RECEIVABLES, NET OF LIABILITIES (1.65%)                          3,196,539
                                                                                                ------------
                                                      TOTAL NET ASSETS (100.00%)                $193,523,719

See accompanying notes.



/1 /Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $12,245,664 or 6.33% of net assets.
/2 /Variable rate.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             CAPITAL VALUE ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)

                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (97.02%)
AEROSPACE & DEFENSE EQUIPMENT (3.16%)
                                                                         $
 Lockheed Martin                                       59,200               4,114,400
 United Technologies                                   52,500               3,564,750
                                                                            7,679,150
APPLIANCES (0.63%)
 Whirlpool                                             23,400               1,529,424
APPLICATIONS SOFTWARE (0.69%)
 Compuware /1/                                        108,400                 657,988
 Intuit /1/                                            20,600               1,024,232
                                                                            1,682,220
AUTO-CARS & LIGHT TRUCKS (0.29%)
 General Motors                                        13,300                 710,885
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.18%)
 ArvinMeritor                                          18,605                 446,520
BREWERY (0.29%)
 Anheuser-Busch                                        14,300                 715,000
BUILDING-RESIDENTIAL & COMMERCIAL (1.20%)
 Lennar                                                47,800               2,925,360
CABLE TV (0.28%)
 USA Networks /1/                                      29,200                 684,740
CASINO HOTELS (0.99%)
 Harrah's Entertainment /1/                            21,400                 949,090
 MGM Mirage                                            21,500                 725,625
 Park Place Entertainment /1/                          70,900                 726,725
                                                                            2,401,440
CHEMICALS-DIVERSIFIED (2.47%)
 E.I. Du Pont de Nemours                              116,000               5,150,400
 Rohm & Haas                                           21,400                 866,486
                                                                            6,016,886
COATINGS & PAINT (0.37%)
 Valspar                                               19,900                 895,500
COMMERCIAL BANKS (6.45%)
 Amsouth Bancorp.                                     128,800               2,882,544
 Associated Banc                                       76,090               2,869,354
 City National                                         18,700               1,005,125
 Commerce Bancshares                                   21,465                 949,612
 First Tennessee National                              70,900               2,715,470
 Hibernia                                             130,000               2,572,700
 North Fork Bancorp.                                   67,600               2,691,156
                                                                           15,685,961
COMMERCIAL SERVICE-FINANCE (0.39%)
 H&R Block                                             20,700                 955,305
COMPUTER SERVICES (1.17%)
 Computer Sciences /1/                                 59,600               2,848,880
COMPUTERS (1.74%)
 Hewlett-Packard                                      276,700               4,227,976
CONSUMER PRODUCTS-MISCELLANEOUS (1.05%)
 Clorox                                                61,700               2,551,295
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONTAINERS-METAL & GLASS (0.28%)
                                                                         $
 Owens-Illinois /1/                                    50,000                 687,000
CONTAINERS-PAPER & PLASTIC (1.18%)
 Bemis                                                 15,100                 717,250
 Pactiv /1/                                            48,100               1,139,970
 Sealed Air /1/                                        25,400               1,022,858
                                                                            2,880,078
COSMETICS & TOILETRIES (2.26%)
 Procter & Gamble                                      61,700               5,509,810
DATA PROCESSING & MANAGEMENT (1.02%)
 Acxiom /1/                                           141,900               2,481,831
DIVERSIFIED FINANCIAL SERVICES (1.84%)
 Citigroup                                            115,481               4,474,889
DIVERSIFIED MANUFACTURING OPERATIONS (1.81%)
 3M                                                    12,800               1,574,400
 Illinois Tool Works                                   41,200               2,839,504
                                                                            4,413,904
ELECTRIC-INTEGRATED (5.65%)
 Alliant Energy                                        58,300               1,498,310
 Edison International                                 152,700               2,595,900
 Entergy                                               74,200               3,149,048
 Exelon                                                61,000               3,190,300
 PG&E                                                  85,400               1,527,806
 Progress Energy                                       34,500               1,794,345
                                                                           13,755,709
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.59%)
 Fairchild Semiconductor International /1/             67,600               1,642,680
 National Semiconductor /1/                            76,300               2,225,671
                                                                            3,868,351
ELECTRONICS-MILITARY (0.60%)
 L-3 Communications Holdings /1/                       27,200               1,468,800
ENTERPRISE SOFTWARE & SERVICE (1.04%)
 Computer Associates International                    158,600               2,520,154
FINANCE-CONSUMER LOANS (1.28%)
 Household International                               62,700               3,116,190
FINANCE-INVESTMENT BANKER & BROKER (1.40%)
 Bear Stearns                                          43,500               2,655,675
 Merrill Lynch                                         18,500                 749,250
                                                                            3,404,925
FINANCE-MORTGAGE LOAN/BANKER (0.97%)
 Federal National Mortgage Association                 32,000               2,360,000
FINANCIAL GUARANTEE INSURANCE (0.31%)
 MBIA                                                  13,300                 751,849
FOOD-WHOLESALE & DISTRIBUTION (0.29%)
 Supervalu                                             28,500                 699,105
INSTRUMENTS-CONTROLS (0.45%)
 Johnson Controls                                      13,500               1,101,735
INTERNET SECURITY (0.32%)
 Network Associates /1/                                39,700                 765,019
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (1.56%)
                                                                         $
 John Hancock Financial Services                       84,900               2,988,480
 Torchmark                                             21,100                 806,020
                                                                            3,794,500
MEDICAL PRODUCTS (0.54%)
 Johnson & Johnson                                     24,900               1,301,274
MEDICAL-GENERIC DRUGS (0.30%)
 Mylan Laboratories                                    22,955                 719,639
MEDICAL-HMO (1.16%)
 Aetna /1/                                             21,800               1,045,746
 Wellpoint Health Networks /1/                         22,800               1,774,068
                                                                            2,819,814
MEDICAL-HOSPITALS (0.74%)
 Tenet Healthcare /1/                                  25,200               1,803,060
MONEY CENTER BANKS (3.76%)
 Bank of America                                      130,000               9,146,800
MULTI-LINE INSURANCE (1.79%)
 American International Group                          13,300                 907,459
 MetLife                                               28,100                 809,280
 Old Republic International                            83,800               2,639,700
                                                                            4,356,439
MULTIMEDIA (2.96%)
 Gannett                                               57,400               4,356,660
 McGraw-Hill                                           35,700               2,131,290
 Viacom /1/                                            16,100                 714,357
                                                                            7,202,307
OFFICE AUTOMATION & EQUIPMENT (0.25%)
 Xerox                                                 88,300                 615,451
OIL & GAS DRILLING (0.11%)
 Noble /1/                                              6,693                 258,350
OIL COMPANY-EXPLORATION & PRODUCTION (1.46%)
 Apache                                                34,500               1,983,060
 Newfield Exploration /1/                              42,000               1,561,140
                                                                            3,544,200
OIL COMPANY-INTEGRATED (8.07%)
 ChevronTexaco                                         14,400               1,274,400
 Exxon Mobil                                          366,800              15,009,456
 Marathon Oil                                          86,700               2,351,304
 Occidental Petroleum                                  33,600               1,007,664
                                                                           19,642,824
OIL REFINING & MARKETING (0.06%)
 Sunoco                                                 4,043                 144,052
PAPER & RELATED PRODUCTS (1.56%)
 Georgia-Pacific                                      120,261               2,956,015
 International Paper                                   19,300                 841,094
                                                                            3,797,109
PROPERTY & CASUALTY INSURANCE (2.10%)
 Fidelity National Financial                           77,620               2,452,792
 Progressive                                           45,800               2,649,530
                                                                            5,102,322
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RADIO (0.39%)
                                                                         $
 Westwood One                                          28,700                 959,154
REGIONAL BANKS (6.01%)
 Bank One                                             140,100               5,391,048
 National City                                         74,400               2,473,800
 Union Planters                                        87,800               2,842,086
 Wells Fargo                                           78,400               3,924,704
                                                                           14,631,638
RETAIL-APPAREL & SHOE (0.32%)
 Limited                                               36,700                 781,710
RETAIL-HOME FURNISHINGS (0.61%)
 Pier 1 Imports                                        71,900               1,491,925
RETAIL-MAJOR DEPARTMENT STORE (1.49%)
 Sears Roebuck                                         66,700               3,621,810
RETAIL-RESTAURANTS (1.77%)
 McDonald's                                           151,300               4,304,485
SATELLITE TELECOM (0.15%)
 PanAmSat /1/                                          16,136                 364,674
SEMICONDUCTOR EQUIPMENT (0.30%)
 MKS Instruments /1/                                   36,483                 732,214
TELECOMMUNICATION EQUIPMENT (0.88%)
 UTStarcom /1/                                        106,300               2,144,071
TELEPHONE-INTEGRATED (7.79%)
 Alltel                                                78,400               3,684,800
 AT&T                                                 395,800               4,235,060
 BellSouth                                            145,600               4,586,400
 Level 3 Communications /1/                           209,600                 618,320
 SBC Communications                                   153,600               4,684,800
 Verizon Communications                                28,842               1,158,006
                                                                           18,967,386
TOBACCO (1.95%)
 Philip Morris                                        108,500               4,739,280
TRANSPORT-RAIL (3.23%)
 Burlington Northern Santa Fe                          25,600                 768,000
 Norfolk Southern                                     132,700               3,102,526
 Union Pacific                                         63,200               3,999,296
                                                                            7,869,822
TRANSPORT-SERVICES (1.77%)
 FedEx /1/                                             80,600               4,304,040
WIRELESS EQUIPMENT (0.30%)
 Motorola                                              50,600                 729,652
                                         TOTAL COMMON STOCKS              236,105,893

                                                   Principal
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.33%)
DIVERSIFIED FINANCIAL SERVICES (0.33%)
 Investment in Joint Trading Account;
  General Electric Capital
                                                   $                     $
  1.98%; 07/01/02                                     793,376                 793,376
                                      TOTAL COMMERCIAL PAPER                  793,376
                                                                         ------------

                        TOTAL PORTFOLIO INVESTMENTS (97.35%)              236,899,269
CASH AND RECEIVABLES, NET OF LIABILITIES (2.65%)                            6,451,001
                                  TOTAL NET ASSETS (100.00%)             $243,350,270
                                                                         --------------



See accompanying notes.

                                       87



                            SCHEDULE OF INVESTMENTS
                             EQUITY GROWTH ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)

                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (94.51%)
AEROSPACE & DEFENSE (0.51%)
                                                                      $
 Raytheon                                           33,700               1,373,275
AEROSPACE & DEFENSE EQUIPMENT (1.55%)
 Alliant Techsystems /1/                            11,275                 719,345
 General Dynamics                                   32,450               3,451,058
                                                                         4,170,403
APPLICATIONS SOFTWARE (6.08%)
 Intuit /1/                                         32,125               1,597,255
 Microsoft /1/                                     269,000              14,714,300
                                                                        16,311,555
BEVERAGES-NON-ALCOHOLIC (2.73%)
 Coca-Cola                                          91,300               5,112,800
 Pepsico                                            45,560               2,195,992
                                                                         7,308,792
BREWERY (0.98%)
 Anheuser-Busch                                     52,750               2,637,500
BROADCASTING SERVICES & PROGRAMMING (0.97%)
 Liberty Media /1/                                 259,750               2,597,500
CASINO SERVICES (0.41%)
 International Game Technology                      19,300               1,094,310
COMMERCIAL BANKS (0.27%)
 Synovus Financial                                  26,100                 718,272
COMMERCIAL SERVICE-FINANCE (0.35%)
 Concord EFS /1/                                    31,000                 934,340
COMMERCIAL SERVICES (0.43%)
 Weight Watchers International /1/                  26,800               1,164,192
COMPUTER SERVICES (0.68%)
 Affiliated Computer Services /1/                   21,800               1,035,064
 Sungard Data Systems /1/                           29,300                 775,864
                                                                         1,810,928
COMPUTERS (2.53%)
 Dell Computer /1/                                 150,850               3,943,219
 International Business Machines                    31,850               2,293,200
 Sun Microsystems /1/                              110,600                 554,106
                                                                         6,790,525
COMPUTERS-INTEGRATED SYSTEMS (0.17%)
 Brocade Communications System /1/                  26,000                 454,480
COMPUTERS-MEMORY DEVICES (0.55%)
 EMC                                                98,000                 739,900
 Veritas Software /1/                               37,763                 747,330
                                                                         1,487,230
COSMETICS & TOILETRIES (2.15%)
 Alberto-Culver                                     13,800                 659,640
 Colgate-Palmolive                                  14,200                 710,710
 Procter & Gamble                                   49,350               4,406,955
                                                                         5,777,305
DATA PROCESSING & MANAGEMENT (1.52%)
 First Data                                        108,050               4,069,163
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (3.28%)
                                                                      $
 Citigroup                                         227,366               8,810,432
DIVERSIFIED MANUFACTURING OPERATIONS (6.30%)
 General Electric                                  581,925              16,904,921
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.68%)
 Altera /1/                                         51,900                 705,840
 Intel                                             402,200               7,348,194
 Intersil Holding /1/                               14,000                 299,320
 Texas Instruments                                 151,700               3,595,290
 Xilinx /1/                                         26,800                 601,124
                                                                        12,549,768
ENTERPRISE SOFTWARE & SERVICE (0.56%)
 Oracle /1/                                        157,500               1,491,525
FIDUCIARY BANKS (0.85%)
 Bank of New York                                   67,900               2,291,625
FINANCE-CREDIT CARD (2.63%)
 American Express                                   46,900               1,703,408
 Capital One Financial                              87,850               5,363,242
                                                                         7,066,650
FINANCE-INVESTMENT BANKER & BROKER (1.02%)
 Goldman Sachs Group                                37,276               2,734,195
FINANCE-MORTGAGE LOAN/BANKER (4.23%)
 Federal Home Loan Mortgage                        185,300              11,340,360
MEDICAL INSTRUMENTS (1.00%)
 Medtronic                                          62,800               2,690,980
MEDICAL LABORATORY & TESTING SERVICE (2.63%)
 Laboratory Corp. of America Holdings /1/           72,100               3,291,365
 Quest Diagnostics /1/                              43,600               3,751,780
                                                                         7,043,145
MEDICAL PRODUCTS (2.74%)
 Baxter International                               30,200               1,342,088
 Johnson & Johnson                                 114,800               5,999,448
                                                                         7,341,536
MEDICAL-BIOMEDICAL/GENE (0.58%)
 Amgen /1/                                          36,900               1,545,372
MEDICAL-DRUGS (8.54%)
 Abbott Laboratories                                83,800               3,155,070
 Celgene /1/                                        21,800                 333,540
 Eli Lilly                                          27,700               1,562,280
 Merck                                              16,600                 840,624
 Pfizer                                            331,375              11,598,125
 Wyeth                                             106,000               5,427,200
                                                                        22,916,839
MEDICAL-HOSPITALS (1.40%)
 HCA                                                78,800               3,743,000
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.13%)
 AmerisourceBergen                                  28,500               2,166,000
 Cardinal Health                                    14,200                 872,022
                                                                         3,038,022
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (2.55%)
                                                                      $
 American International Group                       86,300               5,888,249
 Loews /1/                                          35,200                 952,160
                                                                         6,840,409
MULTIMEDIA (2.05%)
 AOL Time Warner /1/                                72,850               1,071,623
 Viacom /1/                                         99,810               4,428,570
                                                                         5,500,193
NETWORKING PRODUCTS (1.83%)
 Cisco Systems /1/                                 352,550               4,918,072
OIL COMPANY-EXPLORATION & PRODUCTION (1.02%)
 Anadarko Petroleum                                 55,400               2,731,220
OIL-FIELD SERVICES (2.21%)
 Baker Hughes                                      124,000               4,127,960
 BJ Services /1/                                    52,800               1,788,864
                                                                         5,916,824
PHARMACEUTICALS (1.01%)
 Pharmacia                                          72,564               2,717,522
REGIONAL BANKS (1.17%)
 Fifth Third Bancorp                                46,900               3,125,885
RETAIL-APPAREL & SHOE (0.86%)
 Limited                                           108,900               2,319,570
RETAIL-BUILDING PRODUCTS (3.59%)
 Home Depot                                        216,200               7,941,026
 Lowe's                                             37,050               1,682,070
                                                                         9,623,096
RETAIL-DISCOUNT (5.89%)
 BJ's Wholesale Club /1/                            49,400               1,901,900
 Costco Wholesale                                   38,550               1,488,801
 Dollar General                                     88,850               1,690,816
 Dollar Tree Stores /1/                             44,400               1,749,804
 TJX                                                48,600                 953,046
 Wal-Mart Stores                                   145,750               8,017,707
                                                                        15,802,074
RETAIL-DRUG STORE (0.39%)
 Walgreen                                           26,800               1,035,284
RETAIL-JEWELRY (0.41%)
 Tiffany                                            31,000               1,091,200
RETAIL-RESTAURANTS (0.68%)
 Wendy's International                              20,100                 800,583
 Yum! Brands                                        35,200               1,029,600
                                                                         1,830,183
SAVINGS & LOANS-THRIFTS (0.39%)
 Charter One Financial                              30,800               1,058,904
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.20%)
 Analog Devices /1/                                 31,000                 920,700
 Linear Technology                                  50,250               1,579,357
 Maxim Integrated Products /1/                      18,450                 707,189
                                                                         3,207,246
                                                   Shares
                                                    Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (0.95%)
                                                                      $
 Applied Materials /1/                             134,100               2,550,582
TELECOMMUNICATION EQUIPMENT (0.36%)
 Qualcomm /1/                                       35,200                 967,648
TELEPHONE-INTEGRATED (1.58%)
 SBC Communications                                 65,400               1,994,700
 Verizon Communications                             55,748               2,238,282
                                                                         4,232,982
TELEVISION (0.48%)
 Univision Communications /1/                       40,650               1,276,410
THEATERS (0.39%)
 Regal Entertainment Group                          45,200               1,054,064
THERAPEUTICS (0.29%)
 Gilead Sciences /1/                                23,450                 771,036
TOBACCO (1.34%)
 Philip Morris                                      82,100               3,586,128
WIRELESS EQUIPMENT (0.42%)
 Motorola                                           78,800               1,136,296
                                      TOTAL COMMON STOCKS              253,500,968
                                                                      ------------

                     TOTAL PORTFOLIO INVESTMENTS (94.51%)              253,500,968
CASH AND RECEIVABLES, NET OF LIABILITIES (5.49%)                        14,717,547
                               TOTAL NET ASSETS (100.00%)             $268,218,515
                                                                      --------------



1    Non-income producing security.

See accompanying notes.

                                       89



                            SCHEDULE OF INVESTMENTS

                         GOVERNMENT SECURITIES ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)

                                                       Principal

                                                       Amount                               Value

------------------------------------------------------------------------------------------------------------
BONDS (24.48%)
ELECTRIC-INTEGRATED (4.67%)
 Tennessee Valley Authority
                                                                  $                      $
  4.75%; 07/15/04                                                   3,000,000               3,087,459
  4.88%; 12/15/16                                                   2,000,000               2,030,136
  5.38%; 11/13/08                                                   4,000,000               4,111,308
  6.00%; 09/24/02                                                   2,000,000               2,018,258
                                                                                           11,247,161
FINANCE-CONSUMER LOANS (3.30%)
 Student Loan Marketing Association
  4.75%; 04/23/04                                                   1,000,000               1,028,622
  5.70%; 07/01/04                                                   1,050,000               1,102,224
  6.13%; 12/01/05                                                   1,560,000               1,673,746
  6.25%; 12/01/08                                                   1,100,000               1,185,164
  8.47%; 12/01/08                                                   1,000,000               1,198,700
  9.15%; 12/01/04                                                   1,200,000               1,360,025
  9.25%; 06/01/04                                                     350,000                 389,685
                                                                                            7,938,166
FINANCE-MORTGAGE LOAN/BANKER (9.84%)
 Federal Home Loan Bank System
  4.63%; 08/13/04                                                   3,000,000               3,087,729
  5.38%; 02/15/06                                                   3,000,000               3,138,726
  5.50%; 01/21/03                                                   1,000,000               1,019,216
  5.80%; 09/02/08                                                   2,000,000               2,114,392
  6.37%; 03/08/04                                                   4,000,000               4,212,368
  6.50%; 11/15/06                                                   2,000,000               2,174,870
  6.75%; 08/15/02                                                   1,000,000               1,005,842
  6.88%; 08/15/03                                                   3,000,000               3,151,176
  7.00%; 02/15/08                                                   2,000,000               2,237,042
  7.25%; 05/15/03                                                   1,500,000               1,568,351
                                                                                           23,709,712
FINANCE-OTHER SERVICES (6.67%)
 Private Export Funding
  5.34%; 03/15/06                                                   3,000,000               3,134,517
  5.69%; 05/15/12                                                   2,000,000               2,044,130
  5.80%; 02/01/04                                                     880,000                 906,171
  6.62%; 10/01/05                                                   2,200,000               2,386,432
  6.90%; 01/31/03                                                   1,000,000               1,028,023
  7.01%; 04/30/04                                                   2,530,000               2,704,110
  7.03%; 10/31/03                                                   2,275,000               2,398,655
  8.75%; 06/30/03                                                   1,373,000               1,460,543
                                                                                           16,062,581
                                                                 TOTAL BONDS               58,957,620

                                                       Principal

    Type          Rate              Maturity           Amount                               Value

------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (34.18%)
                                                                  $                      $
FHLMC          5.50%        03/01/09 - 03/01/24                     1,667,661               1,673,642
FHLMC          6.00%        12/01/08 - 12/01/31                    19,085,880              19,499,849
FHLMC          6.50%        07/01/16 - 07/01/32                    41,463,130              42,476,087
FHLMC          7.00%        09/01/23 - 10/01/31                    11,804,176              12,254,035
FHLMC          7.50%        03/01/23 - 02/01/31                     4,340,234               4,562,413
                                                       Principal

    Type          Rate              Maturity           Amount                               Value

------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
                                                                  $                      $
FHLMC          8.00%        10/01/30                                1,745,165               1,851,954
                                                    TOTAL FHLMC CERTIFICATES               82,317,980

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (22.61%)
FNMA           5.50%        05/01/24                                  836,748                 824,393
FNMA           6.00%        02/01/09 - 12/01/31                    11,018,074              11,157,224
FNMA           6.50%        06/01/16 - 06/01/32                    24,404,743              24,984,367
FNMA           7.00%        08/01/23 - 04/01/32                    13,878,434              14,395,057
FNMA           7.50%        04/01/22 - 05/01/31                     2,669,389               2,805,469
FNMA           8.00%        06/01/30                                  266,329                 282,832
                                                     TOTAL FNMA CERTIFICATES               54,449,342

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (15.51%)
GNMA I         6.50%        05/15/26 - 07/15/31                     9,134,701               9,346,153
GNMA I         7.00%        01/15/24 - 09/15/31                     9,724,918              10,124,176
GNMA I         7.50%        10/15/30 - 08/15/31                     4,731,753               4,997,589
GNMA II        6.00%        05/20/24 - 07/20/29                    11,205,134              11,213,499
GNMA II        6.50%        12/20/25 - 02/20/26                     1,629,375               1,667,872
                                                     TOTAL GNMA CERTIFICATES               37,349,289

                                                       Principal

                                                       Amount                               Value

------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.68%)
FINANCE-MORTGAGE LOAN/BANKER (2.68%)
 Investment in Joint Trading Account; Federal Home
  Loan Bank System
                                                                  $                      $
  1.87%; 07/01/02                                                   6,456,402               6,455,731
                                                      TOTAL COMMERCIAL PAPER                6,455,731
                                                                                         ------------

                                        TOTAL PORTFOLIO INVESTMENTS (99.46%)              239,529,962
CASH AND RECEIVABLES, NET OF LIABILITIES (0.54%)                                            1,312,359
                                                  TOTAL NET ASSETS (100.00%)             $240,842,321
                                                                                         --------------



See accompanying notes.

                                       90



                            SCHEDULE OF INVESTMENTS
                                 GROWTH ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)


                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (99.57%)
APPLICATIONS SOFTWARE (4.04%)
                                                                        $
 Microsoft /1/                                        82,900              4,534,630
 Siebel Systems /1/                                  130,250              1,852,155
                                                                          6,386,785
CABLE TV (1.76%)
 Comcast                                             116,600              2,779,744
COMMERCIAL SERVICE-FINANCE (5.59%)
 H&R Block                                            96,850              4,469,627
 Paychex                                             139,750              4,372,778
                                                                          8,842,405
COMPUTERS (0.60%)
 Sun Microsystems /1/                                189,900                951,399
COMPUTERS-MEMORY DEVICES (1.98%)
 EMC                                                 108,150                816,533
 Veritas Software /1/                                116,950              2,314,440
                                                                          3,130,973
DATA PROCESSING & MANAGEMENT (2.49%)
 Automatic Data Processing                            90,450              3,939,098
DIVERSIFIED FINANCIAL SERVICES (1.99%)
 Citigroup                                            81,012              3,139,215
DIVERSIFIED MANUFACTURING OPERATIONS (4.64%)
 General Electric                                    252,700              7,340,935
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.96%)
 Intel                                               100,200              1,830,654
 Texas Instruments                                   120,000              2,844,000
                                                                          4,674,654
ENTERPRISE SOFTWARE & SERVICE (0.98%)
 BEA Systems /1/                                     162,500              1,545,375
FIDUCIARY BANKS (1.75%)
 Bank of New York                                     19,800                668,250
 State Street                                         46,900              2,096,430
                                                                          2,764,680
FINANCE-INVESTMENT BANKER & BROKER (0.76%)
 Morgan Stanley Dean Witter                           27,790              1,197,193
FINANCE-MORTGAGE LOAN/BANKER (1.85%)
 Federal National Mortgage Association                39,750              2,931,563
FOOD-CONFECTIONERY (1.29%)
 Wm. Wrigley Jr.                                      36,840              2,039,094
FOOD-WHOLESALE & DISTRIBUTION (3.59%)
 Sysco                                               208,650              5,679,453
INTERNET SECURITY (0.25%)
 Check Point Software Technologies /1/                29,200                395,952
MEDICAL INSTRUMENTS (7.26%)
 Biomet                                              121,850              3,304,572
 Medtronic                                           190,550              8,165,067
                                                                         11,469,639
MEDICAL PRODUCTS (5.61%)
 Johnson & Johnson                                   169,700              8,868,522
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (8.79%)
                                                                        $
 Pfizer                                              397,050             13,896,750
MEDICAL-HOSPITALS (3.32%)
 Tenet Healthcare /1/                                 73,250              5,241,038
MEDICAL-WHOLESALE DRUG DISTRIBUTION (3.96%)
 Cardinal Health                                     101,850              6,254,608
MOTORCYCLE & MOTOR SCOOTER (1.86%)
 Harley-Davidson                                      57,400              2,942,898
MULTI-LINE INSURANCE (3.21%)
 American International Group                         74,325              5,071,195
NETWORKING PRODUCTS (3.64%)
 Cisco Systems /1/                                   412,850              5,759,257
REGIONAL BANKS (4.04%)
 Fifth Third Bancorp                                  95,800              6,385,070
RETAIL-BEDDING (6.13%)
 Bed Bath & Beyond /1/                               256,850              9,693,519
RETAIL-BUILDING PRODUCTS (2.03%)
 Home Depot                                           87,300              3,206,529
RETAIL-DRUG STORE (1.37%)
 Walgreen                                             55,960              2,161,735
RETAIL-REGIONAL DEPARTMENT STORE (4.04%)
 Kohls /1/                                            91,050              6,380,784
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (4.93%)
 Linear Technology                                   116,550              3,663,166
 Maxim Integrated Products /1/                       107,900              4,135,807
                                                                          7,798,973
SEMICONDUCTOR EQUIPMENT (1.73%)
 Applied Materials /1/                               143,350              2,726,517
TELEPHONE-INTEGRATED (1.13%)
 BellSouth                                            56,750              1,787,625
                                        TOTAL COMMON STOCKS             157,383,177





                                           Principal
                                             Amount                 Value
-----------------------------------------------------------------------------------

COMMERCIAL PAPER (0.27%)

DIVERSIFIED FINANCIAL SERVICES (0.27%)
 Investment in Joint Trading
  Account; General Electric Capital
                                                                 $
  1.98%; 07/01/02                          $423,125                  423,125


                              TOTAL COMMERCIAL PAPER                 423,125
                                                                 -----------



                TOTAL PORTFOLIO INVESTMENTS (99.84%)             157,806,302

CASH AND RECEIVABLES, NET OF LIABILITIES (0.16%)             252,127
                      TOTAL NET ASSETS (100.00%)             $158,058,429
                                                             --------------




/1 /Non-income producing security.
See accompanying notes.

                                       92



                            SCHEDULE OF INVESTMENTS
                               HIGH YIELD ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)

                                            Principal

                                            Amount                             Value

----------------------------------------------------------------------------------------------
BONDS (69.28%)
BEVERAGES-NON-ALCOHOLIC (1.41%)
 Companhia Brasileira de Bebidas /1/
                                                       $                     $
  10.50%; 12/15/11                                        150,000               112,500
CABLE TV (4.96%)
 Charter Communications Holdings
  0.00%; 05/15/11 /2/                                     300,000               105,000
  10.75%; 10/01/09                                        300,000               210,750
 CSC Holdings
  7.25%; 07/15/08                                         100,000                80,819
                                                                                396,569
CASINO HOTELS (1.24%)
 Mirage Resorts
  6.75%; 02/01/08                                         100,000                99,385
CELLULAR TELECOMMUNICATIONS (1.35%)
 American Cellular
  9.50%; 10/15/09                                         150,000                27,000
 Nextel Partners
  11.00%; 03/15/10                                        150,000                60,000
 UbiquiTel Operating /2/
  0.00%; 04/15/10                                         150,000                21,000
                                                                                108,000
CHEMICALS-DIVERSIFIED (1.79%)
 Equistar Chemicals
  10.13%; 09/01/08                                        150,000               143,250
COAL (2.02%)
 Luscar Coal
  9.75%; 10/15/11                                         150,000               161,250
CONTAINERS-METAL & GLASS (0.62%)
 Owens-Brockway /1/
  8.88%; 02/15/09                                          50,000                50,000
COSMETICS & TOILETRIES (0.93%)
 Revlon Consumer Products
  12.00%; 12/01/05                                         75,000                74,625
DIVERSIFIED FINANCIAL SERVICES (0.62%)
 Finova Group
  7.50%; 11/15/09                                         150,000                49,500
ELECTRIC-INTEGRATED (3.82%)
 PG&E National Energy Group
  10.38%; 05/16/11                                        300,000               306,000
FINANCE-LEASING COMPANY (1.84%)
 Case Credit
  6.13%; 02/15/03                                         150,000               147,246
FINANCE-OTHER SERVICES (4.35%)
 Newcourt Credit Group
  6.88%; 02/16/05                                         100,000                96,174
 Orion Power Holdings
  12.00%; 05/01/10                                        300,000               252,000
                                                                                348,174
FOOD-MISCELLANEOUS/DIVERSIFIED (3.34%)
 Dean Foods
  8.15%; 08/01/07                                         100,000               103,526
                                            Principal

                                            Amount                             Value

----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (CONTINUED)
 Michael Foods
                                                       $                     $
  11.75%; 04/01/11                                        150,000               163,500
                                                                                267,026
FOOD-RETAIL (1.24%)
 Ingles Markets
  8.88%; 12/01/11                                         100,000                99,500
INDEPENDENT POWER PRODUCER (1.28%)
 Calpine
  8.50%; 05/01/08                                         150,000               102,750
MACHINERY-CONSTRUCTION & MINING (2.90%)
 Joy Global
  8.75%; 03/15/12                                          75,000                76,687
 Terex
  9.25%; 07/15/11                                         150,000               155,250
                                                                                231,937
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.28%)
 Select Medical
  9.50%; 06/15/09                                         100,000               102,000
MINING SERVICES (1.32%)
 Compass Minerals Group
  10.00%; 08/15/11                                        100,000               105,500
MISCELLANEOUS INVESTING (1.79%)
 Meristar Hospitality /1/
  9.13%; 01/15/11                                         150,000               143,250
MULTIMEDIA (0.62%)
 Corus Entertainment
  8.75%; 03/01/12                                          50,000                50,000
NON-HAZARDOUS WASTE DISPOSAL (4.22%)
 Allied Waste
  8.50%; 12/01/08                                         350,000               337,750
OIL COMPANY-EXPLORATION & PRODUCTION (3.75%)
 Chesapeake Energy
  8.38%; 11/01/08                                         300,000               300,000
OIL-FIELD SERVICES (1.73%)
 Hanover Equipment Trust /1/
  8.50%; 09/01/08                                         150,000               138,750
PAPER & RELATED PRODUCTS (5.75%)
 Doman Industries
  12.00%; 07/01/04                                        500,000               460,000
PHYSICAL THERAPY & REHABILITATION CENTERS (3.75%)
 Healthsouth
  7.38%; 10/01/06                                         300,000               300,000
RENTAL-AUTO & EQUIPMENT (0.95%)
 United Rentals
  9.50%; 06/01/08                                          75,000                76,125
RETAIL-AUTO PARTS (0.66%)
 Advance Stores
  10.25%; 04/15/08                                         50,000                52,500
                                            Principal

                                            Amount                             Value

----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-AUTOMOBILE (1.29%)
 Autonation
                                                       $                     $
  9.00%; 08/01/08                                         100,000               103,000
SATELLITE TELECOM (1.72%)
 Echostar DBS /1/
  9.13%; 01/15/09                                         150,000               137,250
SPECIAL PURPOSE ENTITY (1.79%)
 PDVSA Finance
  8.50%; 11/16/12                                          50,000                43,750
 York Power Funding /1/ /2/
  12.00%; 10/30/07                                        100,000                99,500
                                                                                143,250
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.22%)
 Williams Communications Group /2/
  11.70%; 08/01/08                                        225,000                17,438
TELECOMMUNICATION SERVICES (0.38%)
 Asia Global Crossing /2/
  13.38%; 10/15/10                                        150,000                29,625
 Dolphin Telecom /2/
  0.00%; 05/15/09                                         500,000                    50
 KPNQwest
  8.13%; 06/01/09                                         150,000                   750
                                                                                 30,425
TELEPHONE-INTEGRATED (0.08%)
 XO Communications /2/
  12.50%; 04/15/06                                        250,000                 6,250
TELEVISION (1.86%)
 Sinclair Broadcast Group
  8.00%; 03/15/12                                         100,000                98,500
  8.75%; 12/15/11                                          50,000                50,000
                                                                                148,500
THEATERS (1.29%)
 Regal Cinemas /1/
  9.38%; 02/01/12                                         100,000               103,500
WIRELESS EQUIPMENT (1.12%)
 SBA Communications
  10.25%; 02/01/09                                        150,000                90,000
                                                     TOTAL BONDS              5,543,200

                                            Principal

                                            Amount                             Value

----------------------------------------------------------------------------------------------
TREASURY BONDS (18.91%)
 U.S. Treasury
  4.38%; 05/15/07                                         750,000               760,312
  4.88%; 02/15/12                                         750,000               752,813
                                                                              1,513,125
                                            TOTAL TREASURY BONDS              1,513,125

                                            Shares

                                            Held                               Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (0.00%)
COMPUTER SERVICES (0.00%)
                                                                             $
 Decisionone /2/                                            1,166                     -
 Decisionone /2/                                              684                     -
 Decisionone /2/                                            1,180                     -
 Decisionone /2/                                              700                     -
                                                                                      -
WIRELESS EQUIPMENT (0.00%)
 FWT /2/                                                    3,733                     -
                                             TOTAL COMMON STOCKS                      -

                                            Shares

                                            Held                               Value

----------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.11%)
TELECOMMUNICATION SERVICES (0.00%)
 Global Crossing Holding /2/                                2,631                     -
WIRELESS EQUIPMENT (0.11%)
 FWT /2/                                                   42,746                 8,549
                                          TOTAL PREFERRED STOCKS                  8,549

                                            Principal

                                            Amount                             Value

----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (5.36%)
DIVERSIFIED FINANCIAL SERVICES (5.36%)
 Investment in Joint Trading Account;
  General Electric Capital
                                                       $                     $
  1.98%; 07/01/02                                         428,865               428,865
                                          TOTAL COMMERCIAL PAPER                428,865
                                                                             ----------

                            TOTAL PORTFOLIO INVESTMENTS (93.66%)              7,493,739
CASH AND RECEIVABLES, NET OF LIABILITIES (6.34%)                                506,990
                                      TOTAL NET ASSETS (100.00%)             $8,000,729
                                                                             ------------


1 Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $784,750 or 9.81% of net assets.
2    Non-income producing security.

See accompanying notes.

                                       94



                            SCHEDULE OF INVESTMENTS
                             INTERNATIONAL ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)

                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (95.16%)
ADVERTISING SERVICES (1.07%)
                                                                           $
 WPP Group                                              177,550               1,499,343
AEROSPACE & DEFENSE (0.95%)
 BAE Systems                                            262,044               1,340,100
AIRLINES (0.64%)
 Deutsche Lufthansa                                      64,542                 905,132
AUTO-CARS & LIGHT TRUCKS (4.71%)
 Bayerische Motoren Werke                                40,797               1,682,154
 Honda Motor                                             34,269               1,389,515
 Hyundai Motor                                           19,240                 578,160
 Nissan Motor                                           265,830               1,840,805
 PSA Peugeot Citroen                                     21,987               1,141,090
                                                                              6,631,724
BEVERAGES-WINE & SPIRITS (1.57%)
 Allied Domecq                                          212,300               1,392,327
 Diageo                                                  63,393                 822,321
                                                                              2,214,648
BUILDING PRODUCTS-DOORS & WINDOWS (0.23%)
 Asahi Glass                                             49,400                 316,117
BREWERY (1.22%)
 Interbrew /1/                                           59,860               1,718,553
BROADCASTING SERVICES & PROGRAMMING (0.53%)
 Grupo Televisa                                          19,941                 745,394
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.85%)
 Cemex                                                   84,913                 449,981
 Lafarge                                                 21,638               2,158,338
                                                                              2,608,319
CELLULAR TELECOMMUNICATIONS (1.42%)
 America Movil /1/                                       44,800                 600,320
 Vodafone Group                                       1,017,652               1,396,086
                                                                              1,996,406
CHEMICALS-DIVERSIFIED (2.44%)
 DSMA                                                    41,220               1,912,910
 Shin-Estu Chemical                                      24,910               1,070,303
 Sumitomo Chemical                                      100,000                 454,697
                                                                              3,437,910
COMMERCIAL BANKS (6.06%)
 Allied Irish Banks                                     107,747               1,431,227
 Chinatrust Financial Holding                           729,000                 643,685
 DnB Holding                                            130,700                 712,342
 Fortis                                                 116,736               2,487,925
 Kookmin Bank                                            26,072               1,265,673
 National Bank of Canada                                 41,000                 816,824
 Nordea                                                 215,047               1,169,942
                                                                              8,527,618
COSMETICS & TOILETRIES (0.57%)
 Shiseido                                                60,600                 807,933
DISTRIBUTION-WHOLESALE (0.47%)
 Buhrmann                                                71,326                 657,924
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (0.41%)
                                                                           $
 Shinhan Financial Group /1/                             41,120                 581,081
DIVERSIFIED MINERALS (1.94%)
 Anglo American                                          35,800                 595,358
 BHP Billiton                                           141,394                 770,509
 Cia Vale do Rio Doce /1/                                20,120                 556,720
 WMC                                                    159,300                 812,928
                                                                              2,735,515
DIVERSIFIED OPERATIONS (0.44%)
 Brascan                                                 26,905                 618,984
ELECTRIC-INTEGRATED (1.17%)
 E.On AG                                                 28,155               1,640,547
ELECTRONIC COMPONENTS-MISCELLANEOUS (3.53%)
 Flextronics International /1/                           37,617                 268,209
 Koninklijke Philips Electronics                         59,695               1,666,652
 Kyocera                                                  9,600                 700,818
 Samsung Electronics                                      8,521               2,330,348
                                                                              4,966,027
FINANCE-INVESTMENT BANKER & BROKER (0.81%)
 Nomura Securities                                       77,730               1,141,372
FINANCE-OTHER SERVICES (0.51%)
 Fubon Financial Holding /1/                            718,000                 717,785
FOOD-MISCELLANEOUS/DIVERSIFIED (2.91%)
 Nestle                                                  11,081               2,583,556
 Unilever                                                23,108               1,513,063
                                                                              4,096,619
FOOD-RETAIL (1.49%)
 Koninklijke Ahold                                       37,100                 780,431
 Safeway                                                306,109               1,311,152
                                                                              2,091,583
GAS-DISTRIBUTION (1.54%)
 Centrica                                               460,119               1,423,759
 Tokyo Gas                                              269,000                 747,347
                                                                              2,171,106
HUMAN RESOURCES (0.53%)
 Adecco                                                  12,530                 744,240
IMPORT & EXPORT (0.76%)
 Mitsubishi                                             148,300               1,072,719
LIFE & HEALTH INSURANCE (0.48%)
 Power Corp. of Canada                                   25,490                 669,559
MACHINERY TOOLS & RELATED PRODUCTS (0.53%)
 Sandvik                                                 29,671                 740,927
MACHINERY-CONSTRUCTION & MINING (0.54%)
 Atlas Copco                                             31,450                 752,843
MACHINERY-ELECTRICAL (1.12%)
 Schneider Electric                                      29,405               1,581,248
MEDICAL-DRUGS (6.74%)
 Aventis                                                 34,564               2,449,215
 GlaxoSmithKline /1/                                     58,924               1,274,515
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                           $
 Novartis                                                48,610               2,137,690
 Schering                                                18,236               1,140,926
 Takeda Chemical Industries                              22,633                 993,239
 Teva Pharmaceutical Industries                          10,883                 726,767
 Yamanouchi Pharmaceutical                               29,470                 764,656
                                                                              9,487,008
METAL PROCESSORS & FABRICATORS (0.44%)
 Pechiney                                                13,405                 612,293
METAL-ALUMINUM (0.50%)
 Alcan                                                   18,879                 708,340
METAL-DIVERSIFIED (0.65%)
 Rio Tinto                                               49,840                 913,932
MONEY CENTER BANKS (10.42%)
 ABN AMRO Holding                                       115,874               2,104,499
 Barclays                                               222,576               1,872,785
 BNP Paribas                                             74,544               4,122,701
 Credit Suisse Group                                     21,716                 689,432
 Royal Bank of Canada                                    83,087               2,868,102
 Standard Chartered                                      73,289                 782,001
 UBS                                                     44,271               2,226,489
                                                                             14,666,009
MORTGAGE BANKS (0.44%)
 Abbey National                                          52,124                 613,374
MULTI-LINE INSURANCE (2.22%)
 ING Groep                                               28,733                 737,795
 Riunione Adriatica di Sicurta                          177,350               2,380,300
                                                                              3,118,095
MULTIMEDIA (1.27%)
 News                                                    78,184               1,792,759
NON-HOTEL GAMBLING (0.47%)
 Hilton Group                                           190,700                 663,486
OFFICE AUTOMATION & EQUIPMENT (0.94%)
 Canon                                                   35,075               1,325,628
OIL COMPANY-EXPLORATION & PRODUCTION (1.08%)
 Canadian Natural Resources                              31,804               1,077,357
 Talisman Energy                                          9,870                 442,917
                                                                              1,520,274
OIL COMPANY-INTEGRATED (7.36%)
 ENI                                                    198,961               3,163,552
 Shell Transport & Trading                              408,133               3,082,590
 TotalFinaElf                                            25,365               4,118,298
                                                                             10,364,440
OIL REFINING & MARKETING (0.69%)
 Statoil                                                108,384                 967,676
PAPER & RELATED PRODUCTS (1.64%)
 Oji Paper                                              118,000                 674,370
 Stora Enso Oyj                                          64,050                 897,600
 UPM-Kymmene Oyj                                         18,864                 742,595
                                                                              2,314,565
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PRINTING-COMMERCIAL (0.86%)
                                                                           $
 Toppan Printing                                        116,700               1,213,150
PUBLIC THOROUGHFARES (1.22%)
 Brisa-Auto Estradas de Portugal                        306,017               1,722,668
PUBLICLY TRADED INVESTMENT FUND (0.34%)
 iShares MSCI Japan Index Fund                           56,500                 476,295
PUBLISHING-PERIODICALS (1.15%)
 United Business Media                                  106,161                 703,922
 Wolters Kluwer                                          48,165                 914,252
                                                                              1,618,174
REINSURANCE (2.15%)
 Muenchener Rueckversicherungs-Gesellschaft              12,778               3,022,383
RETAIL-APPAREL & SHOE (0.62%)
 Matalan                                                182,361                 867,275
RETAIL-MAJOR DEPARTMENT STORE (1.65%)
 Metro                                                   76,043               2,328,102
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.84%)
 Ito-Yokado                                              23,610               1,181,879
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.01%)
 Taiwan Semiconductor Manufacturing                     525,250               1,069,051
 United Microelectronics /1/                          1,471,150               1,765,732
                                                                              2,834,783
STEEL-PRODUCERS (1.35%)
 Arcelor /1/                                             60,367                 856,717
 Pohang Iron & Steel                                      9,345               1,037,039
                                                                              1,893,756
TELEPHONE-INTEGRATED (1.83%)
 KT                                                      51,748               1,120,344
 TDC                                                     22,785                 630,083
 Telecom Italia                                         154,700                 820,438
                                                                              2,570,865
TOBACCO (0.96%)
 Altadis                                                 65,590               1,353,833
TOYS (0.94%)
 Sega /1/                                                54,756               1,315,679
TRANSPORT-RAIL (0.24%)
 East Japan Railway                                          71                 332,313
TRANSPORT-SERVICES (1.10%)
 Exel                                                    54,100                 688,992
 TPG                                                     38,181                 862,372
                                                                              1,551,364
WATER (0.60%)
 Suez                                                    31,819                 848,460
                                           TOTAL COMMON STOCKS              133,928,134

                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.87%)
FINANCE-LEASING COMPANY (2.87%)
 International Lease Finance
                                                     $                     $
  1.95%; 07/01/02                                     4,045,000               4,044,562
                                        TOTAL COMMERCIAL PAPER                4,044,562
                                                                           ------------

                          TOTAL PORTFOLIO INVESTMENTS (98.03%)              137,972,696
CASH AND RECEIVABLES, NET OF LIABILITIES (1.97%)                              2,775,594
                                    TOTAL NET ASSETS (100.00%)             $140,748,290
                                                                           --------------




/1 /Non-income producing security.


                 INVESTMENTS BY COUNTRY
 Country                     Value             Percentage of
                                                Total Value
----------------------------------------------------------------
                          $
 Australia                   2,605,687              1.89%
 Belgium                     4,206,478              3.05
 Brazil                        556,720              0.40
 Canada                      6,759,166              4.90
 Denmark                       630,083              0.46
 Finland                     1,640,195              1.19
 France                     17,031,644             12.34
 Germany                    10,719,243              7.77
 Ireland                     1,431,227              1.04
 Israel                        726,767              0.53
 Italy                       6,364,290              4.61
 Japan                      17,342,539             12.57
 Korea                       6,912,644              5.01
 Luxembourg                    856,717              0.62
 Mexico                      1,795,695              1.30
 Netherlands                11,149,898              8.08
 Norway                      1,680,018              1.22
 Portugal                    1,722,668              1.25
 Spain                       1,353,833              0.98
 Sweden                      2,663,712              1.93
 Switzerland                 8,381,407              6.07
 Taiwan                      4,196,253              3.04
 United Kingdom             22,013,829             15.96
 United States               5,231,983              3.79
             TOTAL        $137,972,696            100.00%
                          --------------          ---------

See accompanying notes.

                                       97



                            SCHEDULE OF INVESTMENTS
                     INTERNATIONAL EMERGING MARKETS ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)

                                                     Shares
                                                      Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (87.45%)
ADVERTISING AGENCIES (0.39%)
                                                                         $
 Cheil Communications                                     390               40,848
AGRICULTURAL OPERATIONS (0.50%)
 Bunge                                                  2,488               52,497
APPLICATIONS SOFTWARE (1.11%)
 Digital Globalsoft                                     3,720               50,094
 Satyam Computer Services                              14,025               66,092
                                                                           116,186
AUDIO & VIDEO PRODUCTS (0.32%)
 Vestel Elektronik Sanayi                          16,592,000               33,489
AUTO-CARS & LIGHT TRUCKS (2.60%)
 Hyundai Motor                                          2,483               74,614
 Perusahaan Otomobil Nasional                          68,000              170,899
 Tofas Turk Otomobil Fabrik                        10,370,000               26,817
                                                                           272,330
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (1.36%)
 Hyundai Mobis                                          6,740              142,307
BREWERY (0.66%)
 Hite Brewery                                           1,130               69,697
BUILDING PRODUCTS-CEMENT & AGGREGATE (2.48%)
 Anhui Conch Cement                                   268,000               86,757
 Apasco                                                13,100               77,061
 Siam Cement                                            3,700               95,863
                                                                           259,681
BUILDING-RESIDENTIAL & COMMERCIAL (0.49%)
 Hyundai Development                                    8,100               51,643
CASINO HOTELS (0.70%)
 Genting Berhad                                        19,200               73,770
CELLULAR TELECOMMUNICATIONS (2.22%)
 America Movil /1/                                      3,600               48,240
 China Mobile /1/                                      44,674              132,304
 Maxis Communications                                  13,000               16,593
 Vimpel Communications /1/                              1,416               36,051
                                                                           233,188
CHEMICALS-DIVERSIFIED (0.53%)
 Sociedad Quimica y Minera                              2,510               55,672
CHEMICALS-FIBERS (0.69%)
 Formosa Chemicals & Fibre                             79,000               71,883
COATINGS & PAINT (0.62%)
 Kumgang Korea Chemical                                   670               64,605
COMMERCIAL BANKS (10.12%)
 Bank Pekao                                             5,080              116,695
 Chinatrust Financial Holding                         126,306              111,525
 Hana Bank                                              4,990               71,345
 Komercni Banka                                         2,240              114,213
 Kookmin Bank /1/                                         108                5,308
 Kookmin Bank                                           4,113              199,667
 OTP Bank                                              18,800              147,893
 Public Bank                                           69,000               59,196
 Standard Bank Investment                              43,540              135,143
                                                     Shares
                                                      Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                         $
 Thai Farmers Bank                                    125,000              100,078
                                                                         1,061,063
DISTRIBUTION-WHOLESALE (0.53%)
 Esprit Holdings                                       28,894               55,380
DIVERSIFIED FINANCIAL SERVICES (1.30%)
 Shinhan Financial Group                                6,600               93,267
 Sinopac Holdings                                      98,342               42,975
                                                                           136,242
DIVERSIFIED MINERALS (3.85%)
 Anglo American                                        17,579              293,244
 Antofagasta                                           12,154              110,602
                                                                           403,846
DIVERSIFIED OPERATIONS (1.97%)
 Alfa                                                  62,900              106,260
 Fomento Economico Mexicano                             2,562              100,481
                                                                           206,741
ELECTRIC PRODUCTS-MISCELLANEOUS (0.27%)
 Moatech                                                3,500               28,192
ELECTRIC-GENERATION (1.51%)
 Beijing Datang Power Generation                      241,000              107,369
 Ratchaburi Electricity Generating Holding            122,900               50,900
                                                                           158,269
ELECTRIC-INTEGRATED (0.90%)
 Korea Electric Power                                   9,000               94,230
ELECTRONIC COMPONENTS-MISCELLANEOUS (5.98%)
 Delta Electronics                                     90,800               59,032
 Samsung Electronics                                    2,075              567,477
                                                                           626,509
ELECTRONIC CONNECTORS (0.97%)
 Hon Hai Precision Industry                            25,000              102,140
FINANCE-CONSUMER LOANS (0.46%)
 African Bank Investments                              82,860               48,223
FINANCE-INVESTMENT BANKER & BROKER (1.14%)
 Samsung Securities                                     2,230               63,767
 Seoul Securities                                       3,870               14,798
 Yuanta Core Pacific Securities                        66,000               40,892
                                                                           119,457
FINANCE-OTHER SERVICES (1.81%)
 Grupo Financiero BBVA Bancomer                       231,429              189,198
FOOD-MISCELLANEOUS/DIVERSIFIED (1.02%)
 Global Bio-Chem Technology Group                     118,400               44,400
 Indofood Sukses Makmur                               505,500               62,370
                                                                           106,770
FOOD-RETAIL (0.79%)
 Shoprite Holdings                                    109,700               82,464
GAS-DISTRIBUTION (0.60%)
 OAO Gazprom                                            3,850               63,140
GOLD MINING (1.08%)
 Gold Fields                                            4,300               50,801
                                                     Shares
                                                      Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GOLD MINING (CONTINUED)
                                                                         $
 Harmony Gold Mining                                    4,500               61,981
                                                                           112,782
INTERNET INFRASTRUCTURE SOFTWARE (0.39%)
 RADVision /1/                                          8,237               41,185
MEDICAL-DRUGS (2.11%)
 Pliva D.D. /2/                                         4,010               57,838
 Ranbaxy Laboratories                                   5,260              102,570
 Teva Pharmaceutical Industries                           916               61,170
                                                                           221,578
MINING SERVICES (0.63%)
 Yanzhou Coal Mining                                  180,000               66,346
MONEY CENTER BANKS (1.46%)
 HDFC Bank /1/                                          3,803               49,059
 State Bank of India /2/                                8,919              103,460
                                                                           152,519
MOTORCYCLE & MOTOR SCOOTER (0.55%)
 Hero Honda Motors                                      9,200               58,070
NON-HOTEL GAMBLING (0.10%)
 Magnum                                                15,000               10,579
OIL COMPANY-EXPLORATION & PRODUCTION (0.51%)
 CNOOC /1/                                              2,000               53,620
OIL COMPANY-INTEGRATED (3.56%)
 MOL Magyar Olaj-es Gazipari                            2,780               52,598
 OAO Lukoil Holding /1/                                 1,410               91,472
 Petroleo Brasileiro                                    2,177               41,058
 Sasol                                                  8,340               88,985
 YUKOS                                                    716               98,956
                                                                           373,069
PAPER & RELATED PRODUCTS (2.65%)
 Sappi                                                 11,751              165,272
 Votorantim Celulose e Papel                            5,960              112,644
                                                                           277,916
PETROCHEMICALS (3.01%)
 IOI Berhad                                            96,000              154,109
 LG Chemical                                            3,070              111,010
 Reliance Industries                                    9,200               50,745
                                                                           315,864
PLATINUM (1.17%)
 Anglo American Platinum                                1,336               52,483
 Impala Platinum Holdings                               1,267               70,271
                                                                           122,754
PROPERTY & CASUALTY INSURANCE (0.81%)
 Hyundai Marine & Fire Insurance                          870               25,890
 Samsung Fire & Marine Insurance                          960               59,053
                                                                            84,943
PUBLIC THOROUGHFARES (0.32%)
 Cia de Concessoes Rodoviarias /1/                      5,777               33,441
REAL ESTATE MANAGEMENT & SERVICES (0.40%)
 SM Prime Holdings                                    381,500               41,695
                                                     Shares
                                                      Held                 Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REAL ESTATE OPERATOR & DEVELOPER (1.26%)
                                                                         $
 Amoy Properties                                       96,000              109,539
 Consorcio ARA /1/                                     15,400               22,454
                                                                           131,993
RETAIL-APPLIANCES (0.48%)
 Courts Mammoth                                        49,000               50,033
RETAIL-DISCOUNT (0.30%)
 Lojas Americanas                                  16,100,000               31,630
RETAIL-HYPERMARKETS (2.24%)
 Distribucion y Servicio                                7,863               93,491
 Organizacion Soriana                                  28,500               71,073
 Pick'n Pay Stores                                     56,500               70,696
                                                                           235,260
RETAIL-MAJOR DEPARTMENT STORE (1.64%)
 Ramayana Lestari Sentosa                             139,500               66,846
 Shinsegae Department Store                               620              105,137
                                                                           171,983
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (6.08%)
 Sunplus Technology                                    27,500               70,787
 Taiwan Semiconductor Manufacturing                   155,880              317,265
 United Microelectronics /1/                          207,250              248,750
                                                                           636,802
SEMICONDUCTOR EQUIPMENT (0.33%)
 ASE Test /1/                                           3,540               34,338
STEEL PIPE & TUBE (0.65%)
 Tubos de Acero de Mexico                               7,381               67,905
STEEL-PRODUCERS (1.64%)
 POSCO                                                  6,315              172,210
TELECOMMUNICATION SERVICES (2.11%)
 SK Telecom                                             4,857              120,405
 Telekomunikasi Indonesia                             233,300              100,414
                                                                           220,819
TELEPHONE-INTEGRATED (3.70%)
 KT                                                     5,956              128,947
 Matav                                                 18,290               58,512
 Telefonos de Mexico                                    6,242              200,243
                                                                           387,702
TOBACCO (0.38%)
 Souza Cruz                                             7,743               39,932
                                         TOTAL COMMON STOCKS             9,166,628




                                                     Shares
                                                      Held                 Value
-----------------------------------------------------------------------------------------
PREFERRED STOCKS (4.23%)
COMMERCIAL BANKS (0.25%)
                                                                         $
 Banco Itau                                           461,950               25,768
DIVERSIFIED MINERALS (1.50%)
 Caemi Mineracao e Metalurgica                      1,030,000              157,187
ELECTRIC-INTEGRATED (0.34%)
 Cia Energetica de Minas Gerais                     3,220,985               35,968
STEEL-SPECIALTY (0.70%)
 Gerdau                                             7,076,001               73,505
TELEPHONE-INTEGRATED (0.74%)
 Tele Norte Leste Participacoes                         7,840               78,008
TEXTILE-PRODUCTS (0.70%)
 Cia de Tecidos do Norte de Minas -
  Coteminas                                         1,060,000               73,260
                                      TOTAL PREFERRED STOCKS               443,696




                                                 Principal
                                                   Amount                 Value
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER (6.30%)
FINANCE-MORTGAGE LOAN/BANKER (6.30%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank System
  1.87%; 07/01/02                                $660,000              $659,931
                                    TOTAL COMMERCIAL PAPER             659,931


                      TOTAL PORTFOLIO INVESTMENTS (97.98%)             10,270,255
CASH AND RECEIVABLES, NET OF LIABILITIES (2.02%)                       211,699
                                TOTAL NET ASSETS (100.00%)             $10,481,954
                                                                       -------------


/1 /Non-income producing security.
/2 /Restricted Security - The fund held securities, which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $161,298 or 1.54% of net assets.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Brazil                       754,898              7.35%
 Chile                         55,672              0.54
 Czech Republic               114,212              1.11
 Hong Kong                    655,714              6.38
 Hungary                      316,841              3.08
 India                        480,089              4.67
 Indonesia                    229,630              2.24
 Israel                       102,355              1.00
 Korea                      2,304,419             22.44
 Malaysia                     535,180              5.21
 Mexico                       882,917              8.60
 Philippines                   41,695              0.41
 Poland                       116,695              1.14
 Russia                       289,619              2.82
 South Africa                 826,318              8.04
 Taiwan                     1,040,554             10.13
 Thailand                     305,874              2.98
 Turkey                        60,306              0.59
 United Kingdom               403,845              3.93
 United States                753,422              7.34
             TOTAL        $10,270,255            100.00%
                          -------------          ---------

See accompanying notes.

                                      100



                            SCHEDULE OF INVESTMENTS
                         INTERNATIONAL SMALLCAP ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)

                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (97.59%)
ADVERTISING AGENCIES (1.11%)
                                                                      $
 Asatsu-DK                                          23,720                516,513
ADVERTISING SERVICES (0.87%)
 Incepta Group                                     285,200                183,456
 Taylor Nelson Sofres                               75,800                221,841
                                                                          405,297
AGRICULTURAL CHEMICALS (0.74%)
 Agrium                                             35,570                345,903
AGRICULTURAL OPERATIONS (1.72%)
 Beghin-Say /1/                                      8,660                339,539
 Hokuto                                             17,670                459,956
                                                                          799,495
AIRLINES (2.38%)
 easyJet /1/                                        89,555                471,637
 easyJet                                            32,565                 40,704
 Westjet Airlines /1/                               43,696                596,159
                                                                        1,108,500
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (2.30%)
 Keihin                                             44,200                460,586
 Showa                                              73,400                612,381
                                                                        1,072,967
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (1.20%)
 Hyundai Mobis                                      26,570                560,996
BEVERAGES-NON-ALCOHOLIC (0.99%)
 Coca-Cola West Japan                               12,300                229,868
 Cott                                               12,220                231,080
                                                                          460,948
BEVERAGES-WINE & SPIRITS (0.82%)
 Davide Campari                                     11,489                380,109
BREWERY (1.31%)
 Molson                                             28,245                611,926
BROADCASTING SERVICES & PROGRAMMING (0.67%)
 HIT Entertainment                                  76,100                311,748
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.55%)
 Amec                                              112,990                720,785
BUILDING PRODUCTS-DOORS & WINDOWS (0.92%)
 Royal Group Technologies /1/                       20,731                429,099
BUILDING-HEAVY CONSTRUCTION (1.71%)
 Grupo Dragados                                     34,802                620,387
 Technip-Coflexip                                    1,655                174,235
                                                                          794,622
BUILDING-RESIDENTIAL & COMMERCIAL (1.60%)
 Persimmon                                          82,800                500,431
 Sekisui Chemical                                   72,000                246,287
                                                                          746,718
CASINO SERVICES (1.01%)
 Aristocrat Leisure                                155,000                470,762
CHEMICALS-DIVERSIFIED (1.26%)
 NOVA Chemicals                                     26,430                585,812
                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (0.76%)
                                                                      $
 Gurit-Heberlein                                       461                356,212
COMMERCIAL BANKS (5.34%)
 Anglo Irish Bank                                  120,500                777,108
 KorAm Bank                                         55,210                493,356
 Suncorp-Metway                                     33,830                233,794
 Union Bank of Norway                               26,580                984,667
                                                                        2,488,925
COMMERCIAL SERVICES (0.60%)
 Intertek Testing Services /1/                      42,550                280,839
CONSULTING SERVICES (0.16%)
 Drake Beam Morin                                    2,380                 75,455
CONTAINERS-PAPER & PLASTIC (1.65%)
 Huhtamaki Oyj                                      16,890                767,139
COSMETICS & TOILETRIES (0.99%)
 Aderans                                            14,650                459,569
DISTRIBUTION-WHOLESALE (0.77%)
 Esprit Holdings                                   188,256                360,824
DIVERSIFIED MINERALS (1.02%)
 Teck Cominco                                       52,630                475,815
DIVERSIFIED OPERATIONS (0.89%)
 Bodycote International                            127,600                415,512
EDUCATIONAL SOFTWARE (0.73%)
 Riverdeep Group /1/                                21,776                338,835
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.59%)
 Dianippon Screen Manufacturing                     39,000                201,735
 Venture Manufacturing                              67,700                540,282
                                                                          742,017
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.41%)
 Nippon Foundry                                         72                191,023
ENERGY-ALTERNATE SOURCES (1.12%)
 Grupo Auxiliar Metalurgico /1/                     29,722                519,556
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (3.34%)
 Fugro                                              12,311                674,788
 JGC                                                35,000                248,206
 Kyowa Exeo                                         49,050                233,260
 Takuma                                             51,550                397,829
                                                                        1,554,083
ENTERTAINMENT SOFTWARE (1.09%)
 Eidos /1/                                         108,000                210,719
 UBI Soft Entertainment /1/                         16,690                296,695
                                                                          507,414
FINANCE-INVESTMENT BANKER & BROKER (3.33%)
 Close Brothers Group                               53,289                509,708
 D Carnegie /1/                                     35,930                312,758
 Polaris Securities                                617,000                286,247
 Van Der Moolen Holding                             20,908                441,883
                                                                        1,550,596
                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-OTHER SERVICES (3.47%)
                                                                      $
 Aberdeen Asset Management                         184,889                546,743
 Hong Kong Exchanges & Clearing                    353,500                582,369
 Intrum Justitia                                    84,634                488,069
                                                                        1,617,181
FOOD-CATERING (1.43%)
 Elior                                              82,020                666,654
FOOD-MISCELLANEOUS/DIVERSIFIED (2.86%)
 CSM                                                 9,900                237,880
 Nong Shim                                           5,960                374,048
 Nutreco Holding                                    21,170                720,891
                                                                        1,332,819
FOOD-WHOLESALE & DISTRIBUTION (1.31%)
 Fyffes                                            415,906                612,016
FORESTRY (1.15%)
 Tembec /1/                                         56,600                535,897
GOLD MINING (0.78%)
 Sons of Gwalia                                    106,800                362,743
INSTRUMENTS-SCIENTIFIC (0.65%)
 Leica Geosystems /1/                                2,930                301,209
INVESTMENT COMPANIES (0.75%)
 Macquarie Infrastructure Group                    213,941                347,108
LEISURE & RECREATION PRODUCTS (0.75%)
 Ferretti /1/                                       99,700                351,515
LIFE & HEALTH INSURANCE (1.12%)
 Industrial-Alliance Life Insurance /1/             19,043                519,495
MARINE SERVICES (1.42%)
 IHC Caland                                         11,037                660,003
MEDICAL INSTRUMENTS (1.10%)
 Colin                                              10,440                513,900
MEDICAL LABORATORY & TESTING SERVICE (0.80%)
 Unilabs                                            13,780                370,355
MEDICAL PRODUCTS (0.24%)
 Hogy Medical                                        2,400                113,933
MEDICAL-BIOMEDICAL/GENE (2.79%)
 Novozymes                                          28,560                645,494
 PerBio Science /1/                                 35,440                655,547
                                                                        1,301,041
MEDICAL-DRUGS (1.59%)
 Galen Holdings                                    104,990                740,168
MISCELLANEOUS INVESTING (0.98%)
 ORIX JREIT                                            108                456,833
MISCELLANEOUS MANUFACTURERS (0.91%)
 FKI                                               177,000                422,913
 YBM Magnex International /1/                       13,300                      -
                                                                          422,913
                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE SUPPLIES & FORMS (0.97%)
                                                                      $
 Corporate Express Australia                       178,814                449,730
OIL-FIELD SERVICES (0.34%)
 Smedvig                                            24,850                159,280
PAPER & RELATED PRODUCTS (2.39%)
 Billerud                                           23,150                224,182
 Hokuetsu Paper Mills                               60,800                383,995
 Norske Skog Canada /1/                            104,300                507,479
                                                                        1,115,656
PHYSICIAN PRACTICE MANAGEMENT (1.47%)
 Nestor Healthcare Group                            95,623                684,699
POWER CONVERTER & SUPPLY EQUIPMENT (0.41%)
 NEG Micon                                           6,320                193,255
PROPERTY & CASUALTY INSURANCE (1.24%)
 Kingsway Financial Services /1/                    51,275                579,878
PUBLISHING-NEWSPAPERS (0.78%)
 John Fairfax Holdings                             194,700                361,798
RADIO (0.53%)
 GWR Group                                          63,300                246,045
REAL ESTATE OPERATOR & DEVELOPER (1.66%)
 Green Property                                     86,810                771,602
REINSURANCE (1.44%)
 Converium Holding /1/                              12,941                668,657
RENTAL-AUTO & EQUIPMENT (0.62%)
 Ashtead Group                                     440,400                289,935
RETAIL-APPAREL & SHOE (1.04%)
 Cortefiel                                          80,010                486,750
RETAIL-COMPUTER EQUIPMENT (1.08%)
 Electronics Boutique                              269,460                503,154
RETAIL-CONSUMER ELECTRONICS (1.64%)
 Yamada Denki                                        8,733                765,030
RETAIL-MAJOR DEPARTMENT STORE (1.30%)
 Shinsegae Department Store                          3,570                605,386
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.54%)
 York-Benimaru                                       9,700                250,876
RETAIL-PUBS (1.37%)
 J. D. Wetherspoon                                 135,300                639,337
SEMICONDUCTOR EQUIPMENT (1.22%)
 ASE Test /1/                                       38,700                375,390
 BE Semiconductor /1/                               28,040                191,631
                                                                          567,021
SHIPBUILDING (1.05%)
 Samsung Heavy Industries                          133,240                487,328
STEEL-PRODUCERS (1.09%)
 Voest-Alpine                                       15,590                509,630
                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (1.43%)
                                                                      $
 Tandberg /1/                                       56,300                663,959
TEXTILE-PRODUCTS (0.90%)
 Texwinca Holdings                                 485,808                417,297
TRANSPORT-SERVICES (1.52%)
 Stinnes                                            24,500                706,529
WATER (1.51%)
 Kelda Group                                       107,850                701,970
                                      TOTAL COMMON STOCKS              45,456,599

                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
PREFERRED STOCKS (0.68%)
APPAREL MANUFACTURERS(0.68%)
 Hugo Boss                                          17,340                315,100
                                   TOTAL PREFERRED STOCKS                 315,100
                                                                      -----------

                     TOTAL PORTFOLIO INVESTMENTS (98.27%)              45,771,699
CASH AND RECEIVABLES, NET OF LIABILITIES (1.73%)                          807,665
                               TOTAL NET ASSETS (100.00%)             $46,579,364
                                                                      -------------




/1 /Non-income producing security.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Australia                  2,225,934              4.86%
 Austria                      509,630              1.11
 Canada                     5,418,542             11.84
 Denmark                      838,749              1.83
 Finland                      767,139              1.68
 France                     1,477,123              3.23
 Germany                    1,021,629              2.23
 Hong Kong                  1,360,489              2.97
 Ireland                    2,499,560              5.46
 Italy                        731,624              1.60
 Japan                      6,817,235             14.89
 Korea                      2,521,115              5.51
 Netherlands                2,927,076              6.40
 Norway                     1,807,907              3.95
 Singapore                    540,282              1.18
 Spain                      1,626,693              3.55
 Sweden                     1,680,556              3.67
 Switzerland                1,696,434              3.71
 Taiwan                       661,637              1.45
 United Kingdom             8,642,345             18.88
             TOTAL        $45,771,699            100.00%
                          -------------          ---------

See accompanying notes.

                                      103



                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)

                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (81.99%)
ADVERTISING AGENCIES (0.23%)
                                                                       $
 Omnicom Group                                          200                 9,160
APPLICATIONS SOFTWARE (2.22%)
 Intuit /1/                                             800                39,776
 Microsoft /1/                                          900                49,230
                                                                           89,006
ATHLETIC FOOTWEAR (1.34%)
 Nike                                                 1,000                53,650
BEVERAGES-NON-ALCOHOLIC (1.98%)
 Coca-Cola                                              900                50,400
 Pepsico                                                600                28,920
                                                                           79,320
BREWERY (1.24%)
 Anheuser-Busch                                       1,000                50,000
BROADCASTING SERVICES & PROGRAMMING (0.16%)
 Clear Channel Communications /1/                       200                 6,404
COMMERCIAL SERVICE-FINANCE (1.38%)
 H&R Block                                            1,200                55,380
COMPUTER SERVICES (0.79%)
 Sungard Data Systems /1/                             1,200                31,776
COMPUTERS (1.99%)
 Dell Computer /1/                                    1,400                36,596
 International Business Machines                        600                43,200
                                                                           79,796
COMPUTERS-INTEGRATED SYSTEMS (0.26%)
 Brocade Communications System /1/                      600                10,488
COMPUTERS-MEMORY DEVICES (0.13%)
 EMC                                                    700                 5,285
COMPUTERS-PERIPHERAL EQUIPMENT (1.08%)
 Lexmark International /1/                              800                43,520
COSMETICS & TOILETRIES (1.33%)
 Procter & Gamble                                       600                53,580
DATA PROCESSING & MANAGEMENT (0.82%)
 Fiserv /1/                                             900                33,039
DIVERSIFIED FINANCIAL SERVICES (1.64%)
 Citigroup                                            1,700                65,875
DIVERSIFIED MANUFACTURING OPERATIONS (3.32%)
 Danaher                                                600                39,810
 Eaton                                                  500                36,375
 General Electric                                     1,000                29,050
 Textron                                                600                28,140
                                                                          133,375
ELECTRIC-INTEGRATED (3.18%)
 Cinergy                                                900                32,391
 FirstEnergy                                            600                20,028
 FPL Group                                              300                17,997
 NiSource                                             1,200                26,196
 Scana                                                1,000                30,920
                                                                          127,532
                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.84%)
                                                                       $
 Advanced Micro Devices /1/                           1,400                13,608
 Micron Technology                                    1,000                20,220
                                                                           33,828
ENTERPRISE SOFTWARE & SERVICE (0.73%)
 BEA Systems /1/                                      1,200                11,412
 Oracle /1/                                           1,900                17,993
                                                                           29,405
FIDUCIARY BANKS (0.84%)
 Bank of New York                                     1,000                33,750
FINANCE-INVESTMENT BANKER & BROKER (2.06%)
 Lehman Brothers Holdings                               700                43,764
 Morgan Stanley Dean Witter                             900                38,772
                                                                           82,536
FINANCE-MORTGAGE LOAN/BANKER (1.29%)
 Federal National Mortgage Association                  700                51,625
FOOD-MISCELLANEOUS/DIVERSIFIED (0.83%)
 McCormick                                            1,300                33,475
FOOD-RETAIL (0.99%)
 Kroger                                               2,000                39,800
GAS-DISTRIBUTION (0.55%)
 Sempra Energy                                        1,000                22,130
INSTRUMENTS-CONTROLS (1.22%)
 Johnson Controls                                       600                48,966
INSURANCE BROKERS (1.20%)
 Marsh & McLennan                                       500                48,300
INTERNET SECURITY (0.25%)
 Symantec /1/                                           300                 9,855
MACHINERY-CONSTRUCTION & MINING (0.97%)
 Caterpillar                                            800                39,160
MACHINERY-GENERAL INDUSTRY (1.78%)
 Dover                                                1,000                35,000
 Ingersoll-Rand                                         800                36,528
                                                                           71,528
MEDICAL INSTRUMENTS (0.92%)
 St. Jude Medical                                       500                36,970
MEDICAL PRODUCTS (1.42%)
 Baxter International                                   800                35,552
 Zimmer Holdings /1/                                    600                21,396
                                                                           56,948
MEDICAL-BIOMEDICAL/GENE (0.72%)
 Biogen /1/                                             700                29,001
MEDICAL-DRUGS (6.25%)
 Abbott Laboratories                                    900                33,885
 Bristol-Myers Squibb                                   700                17,990
 Eli Lilly                                              200                11,280
 Merck                                                  800                40,512
 Pfizer                                               2,200                77,000
 Schering-Plough                                      1,400                34,440
                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                       $
 Wyeth                                                  700                35,840
                                                                          250,947
MEDICAL-GENERIC DRUGS (0.70%)
 Mylan Laboratories                                     900                28,215
MEDICAL-HMO (2.84%)
 Anthem /1/                                           1,000                67,220
 Wellpoint Health Networks /1/                          600                46,686
                                                                          113,906
MEDICAL-HOSPITALS (0.89%)
 Tenet Healthcare /1/                                   500                35,775
MEDICAL-WHOLESALE DRUG DISTRIBUTION (2.36%)
 AmerisourceBergen                                      600                45,600
 Cardinal Health                                        800                49,128
                                                                           94,728
METAL-ALUMINUM (0.83%)
 Alcoa                                                1,000                33,150
MISCELLANEOUS INVESTING (1.19%)
 Simon Property Group                                 1,300                47,905
MONEY CENTER BANKS (1.40%)
 Bank of America                                        800                56,288
MULTI-LINE INSURANCE (1.33%)
 MetLife Capital Trust I                                600                53,298
MULTIMEDIA (2.31%)
 AOL Time Warner /1/                                    800                11,768
 Gannett                                                600                45,540
 Viacom /1/                                             800                35,496
                                                                           92,804
NON-HAZARDOUS WASTE DISPOSAL (0.91%)
 Waste Management                                     1,400                36,470
OIL COMPANY-EXPLORATION & PRODUCTION (0.37%)
 Anadarko Petroleum                                     300                14,790
OIL COMPANY-INTEGRATED (4.57%)
 ChevronTexaco                                          700                61,950
 Exxon Mobil                                          1,600                65,472
 Phillips Petroleum                                     200                11,776
 Royal Dutch Petroleum                                  800                44,216
                                                                          183,414
OIL-FIELD SERVICES (1.42%)
 Baker Hughes                                           600                19,974
 Schlumberger                                           800                37,200
                                                                           57,174
PAPER & RELATED PRODUCTS (2.15%)
 International Paper                                    900                39,222
 MeadWestvaco                                         1,400                46,984
                                                                           86,206
PHARMACEUTICALS (1.40%)
 Pharmacia                                            1,500                56,175
                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHYSICAL THERAPY & REHABILITATION CENTERS (0.83%)
                                                                       $
 Healthsouth /1/                                      2,600                33,254
PROPERTY & CASUALTY INSURANCE (0.44%)
 Travelers Property Casualty /1/                      1,000                17,700
REGIONAL BANKS (1.12%)
 Wells Fargo                                            900                45,054
RETAIL-DISCOUNT (2.20%)
 Target                                                 900                33,426
 Wal-Mart Stores                                      1,000                55,010
                                                                           88,436
RETAIL-DRUG STORE (0.48%)
 Walgreen                                               500                19,315
RETAIL-TOY STORE (0.87%)
 Toys R Us /1/                                        2,000                34,940
SEMICONDUCTOR EQUIPMENT (1.23%)
 Applied Materials /1/                                1,600                30,432
 Teradyne /1/                                           800                18,800
                                                                           49,232
TELECOMMUNICATION EQUIPMENT (0.53%)
 Scientific-Atlanta                                   1,300                21,385
TELEPHONE-INTEGRATED (2.24%)
 SBC Communications                                   1,300                39,650
 Sprint                                               1,700                18,037
 Verizon Communications                                 800                32,120
                                                                           89,807
TOBACCO (1.43%)
 Philip Morris                                          700                30,576
 RJ Reynolds Tobacco Holdings                           500                26,875
                                                                           57,451
                                       TOTAL COMMON STOCKS              3,292,282

                                                   Shares
                                                    Held                 Value
----------------------------------------------------------------------------------------
PREFERRED STOCKS (5.08%)
AEROSPACE & DEFENSE (1.32%)
 Raytheon                                               800                53,000
FINANCE-AUTO LOANS (0.70%)
 Ford Motor Capital Trust II                            500                28,125
FINANCE-CREDIT CARD (0.84%)
 Capital One Financial                                  700                33,845
SAVINGS & LOANS-THRIFTS (1.18%)
 Washington Mutual                                      900                47,137
TRANSPORT-RAIL (1.04%)
 Union Pacific Capital Trust                            800                41,800
                                    TOTAL PREFERRED STOCKS                203,907

                                                 Principal
                                                   Amount                Value
----------------------------------------------------------------------------------------
BONDS (1.52%)
RETAIL-BUILDING PRODUCTS (1.52%)
 Lowe's /1/
                                                 $                     $
  0.00%; 02/16/21                                    75,000                60,938
                                               TOTAL BONDS                 60,938
                                                                       ----------

                      TOTAL PORTFOLIO INVESTMENTS (88.59%)              3,557,127
CASH AND RECEIVABLES, NET OF LIABILITIES (11.41%)                         458,316
                                TOTAL NET ASSETS (100.00%)             $4,015,443
                                                                       ------------



/1 /Non-income producing security.
See accompanying notes.

                                      106



                            SCHEDULE OF INVESTMENTS
                            LARGECAP GROWTH ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)


                                                 Shares
                                                  Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (95.45%)
APPLICATIONS SOFTWARE (4.63%)
 Microsoft /1/                                    9,250            $505,975
BREWERY (2.50%)
 Anheuser-Busch                                   5,450             272,500
BROADCASTING SERVICES & PROGRAMMING (5.36%)
 Liberty Media /1/                               58,575             585,750
CABLE TV (2.11%)
 Cablevision Systems /1/                         10,140              95,924
 Cablevision Systems /1/                          7,245              63,394
 USA Networks /1/                                 3,020              70,819
                                                                    230,137
CASINO HOTELS (1.91%)
 MGM Mirage                                       6,170             208,237
COSMETICS & TOILETRIES (1.88%)
 Colgate-Palmolive                                4,100             205,205
DATA PROCESSING & MANAGEMENT (1.95%)
 Automatic Data Processing                        4,900             213,395
DIVERSIFIED FINANCIAL SERVICES (4.86%)
 Citigroup                                       13,701             530,914
DIVERSIFIED MANUFACTURING OPERATIONS (5.48%)
 General Electric                                10,325             299,941
 Honeywell International                          8,455             297,870
                                                                    597,811
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.17%)
 Flextronics International /1/                   17,920             127,770
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.10%)
 Texas Instruments                                5,080             120,396
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (1.66%)
 Fluor                                            4,655             181,312
ENTERPRISE SOFTWARE & SERVICE (1.01%)
 Oracle /1/                                      11,645             110,278
FIDUCIARY BANKS (3.31%)
 Bank of New York                                10,700             361,125
FINANCE-CONSUMER LOANS (1.81%)
 SLM                                              2,035             197,191
FINANCE-INVESTMENT BANKER & BROKER (2.30%)
 Morgan Stanley Dean Witter                       5,830             251,156
FINANCE-MORTGAGE LOAN/BANKER (4.90%)
 Federal National Mortgage Association            7,255             535,056
FOOD-MISCELLANEOUS/DIVERSIFIED (1.02%)
 H.J. Heinz                                       2,715             111,587
HEALTH CARE COST CONTAINMENT (1.37%)
 McKesson                                         4,575             149,603
INSURANCE BROKERS (1.78%)
 Marsh & McLennan                                 2,015             194,649
                                                 Shares
                                                  Held              Value
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET BROKERS (1.92%)
 Charles Schwab                                  18,725            $209,720
MEDICAL-BIOMEDICAL/GENE (4.03%)
 Amgen /1/                                        2,670             111,820
 Genentech /1/                                    9,780             327,630
                                                                    439,450
MEDICAL-DRUGS (7.97%)
 Pfizer                                          14,656             512,960
 Schering-Plough                                  5,800             142,680
 Wyeth                                            4,200             215,040
                                                                    870,680
MEDICAL-HMO (3.29%)
 Wellpoint Health Networks /1/                    4,620             359,482
MOTION PICTURES & SERVICES (1.03%)
 Metro-Goldwyn-Mayer /1/                          9,185             112,149
MOTORCYCLE & MOTOR SCOOTER (0.95%)
 Harley-Davidson                                  2,015             103,309
MULTIMEDIA (4.70%)
 AOL Time Warner /1/                              6,925             101,867
 Viacom /1/                                       9,275             411,531
                                                                    513,398
NETWORKING PRODUCTS (0.29%)
 Lucent Technologies                             19,215              31,897
OIL COMPANY-EXPLORATION & PRODUCTION (2.30%)
 Anadarko Petroleum                               5,095             251,183
RETAIL-BUILDING PRODUCTS (3.58%)
 Home Depot                                      10,630             390,440
RETAIL-DISCOUNT (1.94%)
 Costco Wholesale                                 5,480             211,638
RETAIL-DRUG STORE (1.93%)
 Walgreen                                         5,445             210,340
SAVINGS & LOANS-THRIFTS (2.09%)
 Washington Mutual                                6,160             228,598
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.59%)
 Linear Technology                                5,530             173,808
SEMICONDUCTOR EQUIPMENT (3.78%)
 Applied Materials /1/                           12,200             232,044
 ASM Lithography Holding /1/                     11,925             180,306
                                                                    412,350




                                       Shares
                                        Held       Value
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)


TELECOMMUNICATION EQUIPMENT (1.95%)

 Nokia                                     14,725            $   213,218


                             TOTAL COMMON STOCKS              10,421,707
                                                             -----------



            TOTAL PORTFOLIO INVESTMENTS (95.45%)              10,421,707

CASH AND RECEIVABLES, NET OF LIABILITIES (4.55%)                 496,298
                      TOTAL NET ASSETS (100.00%)             $10,918,005

                                                             -------------



/1 /Non-income producing security.
See accompanying notes.

                                      108



                            SCHEDULE OF INVESTMENTS
                         LARGECAP GROWTH EQUITY ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)


                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (93.31%)
ATHLETIC FOOTWEAR (3.83%)
                                                                   $
 Nike                                             4,280               229,622
BROADCASTING SERVICES & PROGRAMMING (2.19%)
 Clear Channel Communications /1/                 4,100               131,282
COMMERCIAL SERVICE-FINANCE (3.59%)
 Concord EFS /1/                                  7,150               215,501
COMPUTER SERVICES (1.56%)
 Sungard Data Systems /1/                         3,540                93,739
COMPUTERS-INTEGRATED SYSTEMS (1.88%)
 Brocade Communications System /1/                6,470               113,096
DATA PROCESSING & MANAGEMENT (11.61%)
 Automatic Data Processing                        4,330               188,571
 First Data                                       9,800               369,068
 Fiserv /1/                                       3,800               139,498
                                                                      697,137
DIVERSIFIED FINANCIAL SERVICES (3.11%)
 Citigroup                                        4,810               186,388
E-COMMERCE-SERVICES (3.83%)
 eBay                                             3,730               229,843
ELECTRONIC COMPONENTS-SEMICONDUCTOR (6.02%)
 Intel                                            7,320               133,737
 Microchip Technology /1/                         8,310               227,943
                                                                      361,680
HOTELS & MOTELS (1.85%)
 Hilton Hotels                                    8,000               111,200
MEDICAL PRODUCTS (3.47%)
 Johnson & Johnson                                3,990               208,517
MEDICAL-BIOMEDICAL/GENE (2.30%)
 Amgen /1/                                        3,300               138,204
MEDICAL-DRUGS (5.92%)
 Forest Laboratories /1/                          2,480               175,584
 Pfizer                                           5,135               179,725
                                                                      355,309
MEDICAL-HMO (2.20%)
 Wellpoint Health Networks /1/                    1,700               132,277
MEDICAL-HOSPITALS (5.23%)
 Tenet Healthcare /1/                             4,390               314,104
MOTORCYCLE & MOTOR SCOOTER (3.98%)
 Harley-Davidson                                  4,660               238,918
MULTI-LINE INSURANCE (2.61%)
 American International Group                     2,300               156,929
NETWORKING PRODUCTS (3.21%)
 Cisco Systems /1/                               13,810               192,650
PAPER & RELATED PRODUCTS (3.93%)
 International Paper                              5,420               236,204
                                                 Shares
                                                  Held               Value
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BEDDING (4.63%)
                                                                   $
 Bed Bath & Beyond /1/                            7,370               278,144
RETAIL-DISCOUNT (3.05%)
 Wal-Mart Stores                                  3,330               183,183
RETAIL-REGIONAL DEPARTMENT STORE (5.80%)
 Kohls /1/                                        4,965               347,947
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.65%)
 Taiwan Semiconductor Manufacturing              12,254               159,302
SEMICONDUCTOR EQUIPMENT (2.21%)
 Applied Materials /1/                            6,960               132,379
THERAPEUTICS (2.65%)
 Gilead Sciences /1/                              4,830               158,810
                                   TOTAL COMMON STOCKS              5,602,365
                                                                   ----------

                  TOTAL PORTFOLIO INVESTMENTS (93.31%)              5,602,365
CASH AND RECEIVABLES, NET OF LIABILITIES (6.69%)                      401,627
                            TOTAL NET ASSETS (100.00%)             $6,003,992
                                                                   ------------



/1 /Non-income producing security.
See accompanying notes.

                                      109



                            SCHEDULE OF INVESTMENTS
                          LARGECAP STOCK INDEX ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)

                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (98.56%)
ADVERTISING AGENCIES (0.20%)
                                                                           $
 Interpublic Group                                        3,154                 78,093
 Omnicom Group                                            1,544                 70,715
                                                                               148,808
AEROSPACE & DEFENSE (0.79%)
 Boeing                                                   6,925                311,625
 Northrop Grumman                                           931                116,375
 Raytheon                                                 3,287                133,945
 Rockwell Collins                                         1,509                 41,377
                                                                               603,322
AEROSPACE & DEFENSE EQUIPMENT (0.95%)
 General Dynamics                                         1,665                177,073
 Goodrich                                                   842                 23,003
 Lockheed Martin                                          3,721                258,609
 United Technologies                                      3,904                265,082
                                                                               723,767
AIRLINES (0.19%)
 AMR                                                      1,281                 21,598
 Delta Air Lines                                          1,017                 20,340
 Southwest Airlines                                       6,370                102,939
                                                                               144,877
APPAREL MANUFACTURERS (0.14%)
 Jones Apparel Group /1/                                  1,063                 39,862
 Liz Claiborne                                              880                 27,984
 VF                                                         909                 35,642
                                                                               103,488
APPLIANCES (0.08%)
 Maytag                                                     640                 27,296
 Whirlpool                                                  561                 36,667
                                                                                63,963
APPLICATIONS SOFTWARE (3.48%)
 Citrix Systems /1/                                       1,502                  9,072
 Compuware /1/                                            3,082                 18,708
 Intuit /1/                                               1,747                 86,861
 Mercury Interactive /1/                                    691                 15,865
 Microsoft /1/                                           44,705              2,445,363
 Parametric Technology /1/                                2,153                  7,385
 Rational Software /1/                                    1,605                 13,177
 Siebel Systems /1/                                       3,909                 55,586
                                                                             2,652,017
ATHLETIC FOOTWEAR (0.18%)
 Nike                                                     2,216                118,888
 Reebok International                                       491                 14,485
                                                                               133,373
AUTO-CARS & LIGHT TRUCKS (0.64%)
 Ford Motor                                              14,964                239,424
 General Motors                                           4,630                247,474
                                                                               486,898
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.08%)
 Navistar International                                     499                 15,968
 Paccar                                                     956                 42,437
                                                                                58,405
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.21%)
 Dana                                                     1,226                 22,423
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (CONTINUED)
                                                                           $
 Delphi Automotive Systems                                4,630                 61,116
 TRW                                                      1,052                 59,754
 Visteon                                                  1,080                 15,336
                                                                               158,629
BEVERAGES-NON-ALCOHOLIC (2.63%)
 Coca-Cola                                               20,503              1,148,168
 Coca-Cola Enterprises                                    3,688                 81,431
 Pepsi Bottling Group                                     2,333                 71,857
 Pepsico                                                 14,596                703,527
                                                                             2,004,983
BEVERAGES-WINE & SPIRITS (0.05%)
 Brown-Forman                                               564                 38,939
BREWERY (0.50%)
 Adolph Coors                                               298                 18,565
 Anheuser-Busch                                           7,236                361,800
                                                                               380,365
BROADCASTING SERVICES & PROGRAMMING (0.21%)
 Clear Channel Communications /1/                         5,058                161,957
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.19%)
 Masco                                                    3,995                108,304
 Vulcan Materials                                           837                 36,477
                                                                               144,781
BUILDING PRODUCTS-AIR & HEATING (0.06%)
 American Standard /1/                                      599                 44,985
BUILDING-MAINTENANCE & SERVICE (0.06%)
 Ecolab                                                   1,065                 49,235
BUILDING-RESIDENTIAL & COMMERCIAL (0.10%)
 Centex                                                     505                 29,184
 KB Home                                                    424                 21,840
 Pulte                                                      503                 28,913
                                                                                79,937
CABLE TV (0.24%)
 Comcast                                                  7,808                186,143
CASINO HOTELS (0.06%)
 Harrah's Entertainment /1/                                 947                 41,999
CASINO SERVICES (0.06%)
 International Game Technology                              744                 42,185
CELLULAR TELECOMMUNICATIONS (0.20%)
 AT&T Wireless Services /1/                              22,340                130,689
 Nextel Communications /1/                                6,727                 21,594
                                                                               152,283
CHEMICALS-DIVERSIFIED (1.04%)
 Dow Chemical                                             7,493                257,609
 E.I. Du Pont de Nemours                                  8,199                364,035
 Hercules                                                   900                 10,728
 PPG Industries                                           1,393                 86,227
 Rohm & Haas                                              1,824                 73,854
                                                                               792,453
CHEMICALS-SPECIALTY (0.16%)
 Ashland                                                    573                 23,206
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                           $
 Eastman Chemical                                           638                 29,922
 Engelhard                                                1,070                 30,302
 Great Lakes Chemical                                       414                 10,992
 Sigma-Aldrich                                              604                 30,291
                                                                               124,713
CIRCUIT BOARDS (0.05%)
 Jabil Circuit /1/                                        1,631                 34,430
COATINGS & PAINT (0.05%)
 Sherwin-Williams                                         1,260                 37,712
COMMERCIAL BANKS (0.74%)
 Amsouth Bancorp.                                         2,985                 66,804
 BB&T                                                     3,956                152,702
 First Tennessee National                                 1,047                 40,100
 Marshall & Ilsley                                        1,752                 53,296
 Regions Financial                                        1,893                 66,539
 SouthTrust                                               2,862                 74,755
 Synovus Financial                                        2,438                 67,094
 Zions Bancorp                                              758                 39,492
                                                                               560,782
COMMERCIAL SERVICE-FINANCE (0.54%)
 Concord EFS /1/                                          4,214                127,010
 Deluxe                                                     524                 20,378
 Equifax                                                  1,195                 32,265
 H&R Block                                                1,515                 69,917
 Moody's                                                  1,274                 63,382
 Paychex                                                  3,097                 96,905
                                                                               409,857
COMMERCIAL SERVICES (0.05%)
 Convergys /1/                                            1,427                 27,798
 Quintiles Transnational /1/                                980                 12,240
                                                                                40,038
COMPUTER AIDED DESIGN (0.02%)
 Autodesk                                                   947                 12,548
COMPUTER SERVICES (0.31%)
 Computer Sciences /1/                                    1,411                 67,446
 Electronic Data Systems                                  3,954                146,891
 Unisys                                                   2,657                 23,913
                                                                               238,250
COMPUTERS (2.84%)
 Apple Computer                                           2,936                 52,026
 Dell Computer /1/                                       21,428                560,128
 Gateway /1/                                              2,675                 11,877
 Hewlett-Packard                                         24,924                380,839
 International Business Machines                         14,132              1,017,504
 Palm /1/                                                 4,782                  8,416
 Sun Microsystems /1/                                    26,798                134,258
                                                                             2,165,048
COMPUTERS-INTEGRATED SYSTEMS (0.04%)
 NCR /1/                                                    813                 28,333
COMPUTERS-MEMORY DEVICES (0.27%)
 EMC                                                     18,354                138,573
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (CONTINUED)
                                                                           $
 Veritas Software /1/                                     3,378                 66,850
                                                                               205,423
COMPUTERS-PERIPHERAL EQUIPMENT (0.08%)
 Lexmark International /1/                                1,071                 58,262
CONSUMER PRODUCTS-MISCELLANEOUS (0.22%)
 American Greetings                                         538                  8,963
 Clorox                                                   1,902                 78,648
 Fortune Brands                                           1,240                 69,365
 Tupperware                                                 481                 10,000
                                                                               166,976
CONTAINERS-METAL & GLASS (0.03%)
 Ball                                                       469                 19,454
CONTAINERS-PAPER & PLASTIC (0.10%)
 Bemis                                                      437                 20,758
 Pactiv /1/                                               1,305                 30,928
 Sealed Air /1/                                             693                 27,907
                                                                                79,593
COSMETICS & TOILETRIES (2.49%)
 Alberto-Culver                                             477                 22,801
 Avon Products                                            1,952                101,972
 Colgate-Palmolive                                        4,517                226,076
 Gillette                                                 8,724                295,482
 International Flavors & Fragrances                         778                 25,277
 Kimberly-Clark                                           4,283                265,546
 Procter & Gamble                                        10,728                958,010
                                                                             1,895,164
CRUISE LINES (0.18%)
 Carnival                                                 4,842                134,075
DATA PROCESSING & MANAGEMENT (0.68%)
 Automatic Data Processing                                5,119                222,933
 First Data                                               6,312                237,710
 Fiserv /1/                                               1,579                 57,965
                                                                               518,608
DISPOSABLE MEDICAL PRODUCTS (0.03%)
 C.R. Bard                                                  434                 24,556
DISTRIBUTION-WHOLESALE (0.12%)
 Genuine Parts                                            1,438                 50,143
 W.W. Grainger                                              773                 38,727
                                                                                88,870
DIVERSIFIED FINANCIAL SERVICES (2.16%)
 Citigroup                                               42,490              1,646,488
DIVERSIFIED MANUFACTURING OPERATIONS (4.84%)
 3M                                                       3,214                395,322
 Cooper Industries                                          768                 30,182
 Crane                                                      493                 12,503
 Danaher                                                  1,246                 82,672
 Eaton                                                      580                 42,195
 General Electric /2/                                    82,038              2,383,204
 Honeywell International                                  6,749                237,767
 Illinois Tool Works                                      2,527                174,161
 ITT Industries                                             749                 52,879
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                           $
 Textron                                                  1,155                 54,170
 Tyco International                                      16,484                222,699
                                                                             3,687,754
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.18%)
 Cendant /1/                                              8,611                136,743
E-COMMERCE-SERVICES (0.03%)
 TMP Worldwide /1/                                          920                 19,780
ELECTRIC PRODUCTS-MISCELLANEOUS (0.31%)
 Emerson Electric                                         3,475                185,947
 Molex                                                    1,598                 53,581
                                                                               239,528
ELECTRIC-GENERATION (0.03%)
 AES                                                      4,411                 23,908
ELECTRIC-INTEGRATED (2.57%)
 Allegheny Energy                                         1,036                 26,677
 Ameren                                                   1,192                 51,268
 American Electric Power                                  2,798                111,976
 Cinergy                                                  1,379                 49,630
 CMS Energy                                               1,113                 12,221
 Consolidated Edison                                      1,755                 73,271
 Constellation Energy Group                               1,354                 39,726
 Dominion Resources                                       2,283                150,632
 DTE Energy                                               1,376                 61,425
 Duke Energy                                              6,850                213,035
 Edison International                                     2,690                 45,730
 Entergy                                                  1,851                 78,557
 Exelon                                                   2,658                139,013
 FirstEnergy                                              2,457                 82,015
 FPL Group                                                1,453                 87,166
 NiSource                                                 1,713                 37,395
 PG&E                                                     3,215                 57,516
 Pinnacle West Capital                                      700                 27,650
 PPL                                                      1,215                 40,192
 Progress Energy                                          1,826                 94,970
 Public Service Enterprise Group                          1,702                 73,697
 Reliant Energy                                           2,506                 42,351
 Southern                                                 5,816                159,358
 TECO Energy                                              1,271                 31,140
 TXU                                                      2,198                112,977
 XCEL Energy                                              3,254                 54,570
                                                                             1,954,158
ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
 Power-One /1/                                              653                  4,062
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.09%)
 Sanmina /1/                                              4,326                 27,297
 Solectron /1/                                            6,793                 41,777
                                                                                69,074
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.32%)
 Advanced Micro Devices /1/                               2,819                 27,401
 Altera /1/                                               3,172                 43,139
 Applied Micro Circuits /1/                               2,471                 11,688
 Broadcom /1/                                             2,217                 38,886
 Intel                                                   55,194              1,008,394
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                           $
 LSI Logic /1/                                            3,054                 26,722
 Micron Technology                                        4,966                100,413
 National Semiconductor /1/                               1,479                 43,142
 Nvidia /1/                                               1,235                 21,217
 PMC - Sierra /1/                                         1,373                 12,728
 QLogic /1/                                                 767                 29,223
 Texas Instruments                                       14,318                339,337
 Xilinx /1/                                               2,770                 62,131
                                                                             1,764,421
ELECTRONIC CONNECTORS (0.01%)
 Thomas & Betts                                             481                  8,947
ELECTRONIC FORMS (0.07%)
 Adobe Systems                                            1,979                 56,402
ELECTRONIC MEASUREMENT INSTRUMENTS (0.14%)
 Agilent Technologies /1/                                 3,832                 91,508
 Tektronix                                                  753                 14,089
                                                                               105,597
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.03%)
 Fluor                                                      665                 25,902
ENGINES-INTERNAL COMBUSTION (0.01%)
 Cummins Engine                                             342                 11,320
ENTERPRISE SOFTWARE & SERVICE (0.77%)
 BMC Software /1/                                         2,004                 33,266
 Computer Associates International                        4,776                 75,891
 Novell /1/                                               2,993                  9,608
 Oracle /1/                                              45,331                429,285
 Peoplesoft /1/                                           2,564                 38,152
                                                                               586,202
FIDUCIARY BANKS (0.68%)
 Bank of New York                                         6,009                202,804
 Mellon Financial                                         3,641                114,437
 Northern Trust                                           1,830                 80,630
 State Street                                             2,685                120,019
                                                                               517,890
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Pall                                                     1,013                 21,020
FINANCE-CONSUMER LOANS (0.41%)
 Household International                                  3,769                187,319
 SLM                                                      1,282                124,226
                                                                               311,545
FINANCE-CREDIT CARD (0.99%)
 American Express                                        10,979                398,757
 Capital One Financial                                    1,815                110,806
 MBNA                                                     7,032                232,548
 Providian Financial                                      2,384                 14,018
                                                                               756,129
FINANCE-INVESTMENT BANKER & BROKER (1.12%)
 Bear Stearns                                               823                 50,244
 Lehman Brothers Holdings                                 2,015                125,978
 Merrill Lynch                                            7,121                288,400
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                           $
 Morgan Stanley Dean Witter                               9,094                391,770
                                                                               856,392
FINANCE-MORTGAGE LOAN/BANKER (1.32%)
 Countrywide Credit Industries                            1,020                 49,215
 Federal Home Loan Mortgage                               5,737                351,104
 Federal National Mortgage Association                    8,232                607,110
                                                                             1,007,429
FINANCIAL GUARANTEE INSURANCE (0.25%)
 AMBAC Financial Group                                      875                 58,975
 MBIA                                                     1,219                 68,910
 MGIC Investment                                            872                 59,122
                                                                               187,007
FOOD (0.09%)
 Archer-Daniels-Midland                                   5,379                 68,797
FOOD-CONFECTIONERY (0.23%)
 Hershey Foods                                            1,127                 70,843
 Wm. Wrigley Jr.                                          1,860                102,951
                                                                               173,794
FOOD-MISCELLANEOUS/DIVERSIFIED (1.35%)
 Campbell Soup                                            3,386                 93,657
 Conagra Foods                                            4,435                122,628
 General Mills                                            3,024                133,298
 H.J. Heinz                                               2,892                118,861
 Kellogg                                                  3,377                121,099
 Sara Lee                                                 6,476                133,665
 Unilever                                                 4,718                305,726
                                                                             1,028,934
FOOD-RETAIL (0.48%)
 Albertson's                                              3,357                102,254
 Kroger                                                   6,555                130,445
 Safeway /1/                                              3,990                116,468
 Winn-Dixie Stores                                        1,160                 18,084
                                                                               367,251
FOOD-WHOLESALE & DISTRIBUTION (0.23%)
 Supervalu                                                1,099                 26,958
 Sysco                                                    5,476                149,057
                                                                               176,015
FORESTRY (0.06%)
 Plum Creek Timber                                        1,524                 46,634
GAS-DISTRIBUTION (0.14%)
 KeySpan                                                  1,162                 43,749
 Nicor                                                      365                 16,699
 Peoples Energy                                             293                 10,721
 Sempra Energy                                            1,695                 37,510
                                                                               108,679
GOLD MINING (0.26%)
 Barrick Gold                                             4,466                 84,809
 Newmont Mining                                           3,234                 85,151
 Placer Dome                                              2,723                 30,525
                                                                               200,485
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE COST CONTAINMENT (0.10%)
                                                                           $
 McKesson                                                 2,373                 77,597
HOME DECORATION PRODUCTS (0.10%)
 Newell Rubbermaid                                        2,204                 77,272
HOME FURNISHINGS (0.05%)
 Leggett & Platt                                          1,618                 37,861
HOTELS & MOTELS (0.23%)
 Hilton Hotels                                            3,059                 42,520
 Marriott International                                   2,005                 76,290
 Starwood Hotels & Resorts Worldwide                      1,646                 54,137
                                                                               172,947
HUMAN RESOURCES (0.04%)
 Robert Half International                                1,454                 33,878
IDENTIFICATION SYSTEM-DEVELOPMENT (0.02%)
 Symbol Technologies                                      1,893                 16,091
INDEPENDENT POWER PRODUCER (0.06%)
 Calpine /1/                                              3,087                 21,702
 Mirant /1/                                               3,318                 24,221
                                                                                45,923
INDUSTRIAL AUTOMATION & ROBOTS (0.04%)
 Rockwell International                                   1,530                 30,371
INDUSTRIAL GASES (0.23%)
 Air Products & Chemicals                                 1,876                 94,682
 Praxair                                                  1,349                 76,852
                                                                               171,534
INSTRUMENTS-CONTROLS (0.17%)
 Johnson Controls                                           731                 59,657
 Parker Hannifin                                            972                 46,452
 Thermo Electron /1/                                      1,423                 23,479
                                                                               129,588
INSTRUMENTS-SCIENTIFIC (0.11%)
 Applied Biosystems Group                                 1,753                 34,166
 Millipore                                                  399                 12,760
 PerkinElmer                                              1,038                 11,470
 Waters /1/                                               1,084                 28,943
                                                                                87,339
INSURANCE BROKERS (0.37%)
 AON                                                      2,245                 66,183
 Marsh & McLennan                                         2,261                218,412
                                                                               284,595
INTERNET BROKERS (0.17%)
 Charles Schwab                                          11,320                126,784
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.21%)
 Franklin Resources                                       2,162                 92,188
 Stilwell Financial                                       1,836                 33,415
 T. Rowe Price Group                                      1,021                 33,570
                                                                               159,173
LEISURE & RECREATION PRODUCTS (0.03%)
 Brunswick                                                  743                 20,804
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (0.58%)
                                                                           $
 Aflac                                                    4,277                136,864
 Conseco                                                  2,856                  5,712
 Jefferson-Pilot                                          1,240                 58,553
 John Hancock Financial Services                          2,431                 85,571
 Lincoln National                                         1,544                 64,848
 Torchmark                                                1,002                 38,277
 UnumProvident                                            2,005                 51,027
                                                                               440,852
LINEN SUPPLY & RELATED ITEMS (0.09%)
 Cintas                                                   1,402                 69,301
MACHINERY-CONSTRUCTION & MINING (0.18%)
 Caterpillar                                              2,839                138,969
MACHINERY-FARM (0.12%)
 Deere                                                    1,962                 93,980
MACHINERY-GENERAL INDUSTRY (0.17%)
 Dover                                                    1,674                 58,590
 Ingersoll-Rand                                           1,395                 63,696
 McDermott International                                    520                  4,212
                                                                               126,498
MEDICAL INFORMATION SYSTEM (0.06%)
 IMS Health                                               2,383                 42,775
MEDICAL INSTRUMENTS (0.94%)
 Biomet                                                   2,212                 59,990
 Boston Scientific /1/                                    3,351                 98,251
 Guidant                                                  2,526                 76,361
 Medtronic                                               10,022                429,443
 St. Jude Medical                                           727                 53,754
                                                                               717,799
MEDICAL PRODUCTS (2.28%)
 Baxter International                                     4,962                220,511
 Becton Dickinson                                         2,133                 73,482
 Johnson & Johnson                                       24,858              1,299,079
 Stryker                                                  1,629                 87,168
 Zimmer Holdings /1/                                      1,603                 57,163
                                                                             1,737,403
MEDICAL-BIOMEDICAL/GENE (0.79%)
 Amgen /1/                                                8,577                359,205
 Biogen /1/                                               1,226                 50,793
 Chiron /1/                                               1,569                 55,464
 Genzyme /1/                                              1,765                 33,958
 Immunex /1/                                              4,558                101,826
                                                                               601,246
MEDICAL-DRUGS (6.97%)
 Abbott Laboratories                                     12,883                485,045
 Allergan                                                 1,067                 71,222
 Bristol-Myers Squibb                                    16,001                411,226
 Eli Lilly                                                9,281                523,448
 Forest Laboratories /1/                                  1,475                104,430
 King Pharmaceuticals /1/                                 2,047                 45,546
 Medimmune /1/                                            2,064                 54,490
 Merck                                                   18,699                946,917
 Pfizer                                                  51,551              1,804,285
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                           $
 Schering-Plough                                         12,103                297,734
 Wyeth                                                   10,949                560,589
                                                                             5,304,932
MEDICAL-GENERIC DRUGS (0.03%)
 Watson Pharmaceutical /1/                                  879                 22,212
MEDICAL-HMO (0.53%)
 Aetna /1/                                                1,205                 57,804
 Humana                                                   1,397                 21,835
 UnitedHealth Group                                       2,542                232,720
 Wellpoint Health Networks /1/                            1,197                 93,139
                                                                               405,498
MEDICAL-HOSPITALS (0.57%)
 HCA                                                      4,243                201,542
 Health Management Associates /1/                         1,992                 40,139
 Tenet Healthcare /1/                                     2,690                192,470
                                                                               434,151
MEDICAL-NURSING HOMES (0.03%)
 Manor Care /1/                                             828                 19,044
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.39%)
 AmerisourceBergen                                          866                 65,816
 Cardinal Health                                          3,729                228,998
                                                                               294,814
METAL PROCESSORS & FABRICATION (0.02%)
 Worthington Industries                                     705                 12,761
METAL-ALUMINUM (0.43%)
 Alcan                                                    2,652                 99,503
 Alcoa                                                    6,989                231,685
                                                                               331,188
METAL-COPPER (0.04%)
 Phelps Dodge                                               732                 30,158
METAL-DIVERSIFIED (0.07%)
 Freeport-McMoran Copper & Gold                           1,191                 21,259
 Inco                                                     1,504                 34,096
                                                                                55,355
MISCELLANEOUS INVESTING (0.29%)
 Equity Office Properties Trust                           3,441                103,574
 Equity Residential Properties Trust                      2,267                 65,177
 Simon Property Group                                     1,452                 53,506
                                                                               222,257
MONEY CENTER BANKS (2.47%)
 Bank of America                                         12,707                894,064
 JP Morgan Chase                                         16,436                557,509
 Wachovia                                                11,298                431,358
                                                                             1,882,931
MOTORCYCLE & MOTOR SCOOTER (0.17%)
 Harley-Davidson                                          2,499                128,124
MULTI-LINE INSURANCE (3.07%)
 Allstate                                                 5,856                216,555
 American International Group                            21,570              1,471,721
 Cigna                                                    1,163                113,300
 Cincinnati Financial                                     1,339                 62,304
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                           $
 Hartford Financial Services                              2,043                121,497
 Loews                                                    1,560                 83,772
 MetLife                                                  5,823                167,702
 Safeco                                                   1,055                 32,589
 St. Paul                                                 1,720                 66,942
                                                                             2,336,382
MULTIMEDIA (2.34%)
 AOL Time Warner /1/                                     36,758                540,710
 Gannett                                                  2,201                167,056
 McGraw-Hill                                              1,601                 95,580
 Meredith                                                   409                 15,685
 Viacom /1/                                              14,591                647,403
 Walt Disney                                             16,845                318,370
                                                                             1,784,804
NETWORKING PRODUCTS (1.21%)
 Cisco Systems /1/                                       60,440                843,138
 Lucent Technologies                                     28,287                 46,956
 Network Appliance /1/                                    2,756                 34,285
                                                                               924,379
NON-HAZARDOUS WASTE DISPOSAL (0.20%)
 Allied Waste Industries /1/                              1,627                 15,798
 Waste Management                                         5,102                132,907
                                                                               148,705
OFFICE AUTOMATION & EQUIPMENT (0.16%)
 Pitney Bowes                                             1,986                 78,884
 Xerox                                                    5,944                 41,430
                                                                               120,314
OFFICE SUPPLIES & FORMS (0.07%)
 Avery Dennison                                             907                 56,914
OIL & GAS DRILLING (0.24%)
 Nabors Industries /1/                                    1,190                 41,829
 Noble /1/                                                1,110                 42,846
 Rowan                                                      775                 16,624
 Transocean Sedco Forex                                   2,635                 82,080
                                                                               183,379
OIL COMPANY-EXPLORATION & PRODUCTION (0.50%)
 Anadarko Petroleum                                       2,050                101,065
 Apache                                                   1,186                 68,171
 Burlington Resources                                     1,661                 63,118
 Devon Energy                                             1,291                 63,621
 EOG Resources                                              958                 38,033
 Kerr-McGee                                                 828                 44,339
                                                                               378,347
OIL COMPANY-INTEGRATED (6.13%)
 Amerada Hess                                               734                 60,555
 ChevronTexaco                                            8,812                779,862
 Conoco                                                   5,173                143,809
 Exxon Mobil                                             55,987              2,290,988
 Marathon Oil                                             2,557                 69,346
 Occidental Petroleum                                     3,095                 92,819
 Phillips Petroleum                                       3,160                186,061
 Royal Dutch Petroleum                                   17,534                969,104
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
                                                                           $
 Unocal                                                   2,019                 74,582
                                                                             4,667,126
OIL REFINING & MARKETING (0.03%)
 Sunoco                                                     630                 22,447
OIL-FIELD SERVICES (0.55%)
 Baker Hughes                                             2,785                 92,713
 BJ Services /1/                                          1,293                 43,807
 Halliburton                                              3,596                 57,320
 Schlumberger                                             4,764                221,526
                                                                               415,366
OPTICAL SUPPLIES (0.02%)
 Bausch & Lomb                                              445                 15,063
PAPER & RELATED PRODUCTS (0.58%)
 Boise Cascade                                              480                 16,574
 Georgia-Pacific                                          1,901                 46,727
 International Paper                                      3,986                173,710
 Louisiana-Pacific                                          863                  9,130
 MeadWestvaco                                             1,650                 55,374
 Temple-Inland                                              437                 25,285
 Weyerhaeuser                                             1,803                115,122
                                                                               441,922
PHARMACEUTICALS (0.52%)
 Pharmacia                                               10,675                399,779
PHOTO EQUIPMENT & SUPPLIES (0.09%)
 Eastman Kodak                                            2,406                 70,183
PHYSICAL THERAPY & REHABILITATION CENTERS (0.05%)
 Healthsouth /1/                                          3,248                 41,542
PIPELINES (0.24%)
 Dynegy                                                   2,982                 21,471
 El Paso                                                  4,769                 98,289
 Kinder Morgan                                            1,008                 38,324
 Williams                                                 4,262                 25,529
                                                                               183,613
POWER CONVERTER & SUPPLY EQUIPMENT (0.03%)
 American Power Conversion /1/                            1,618                 20,435
PRINTING-COMMERCIAL (0.03%)
 R.R. Donnelley & Sons                                      935                 25,759
PROPERTY & CASUALTY INSURANCE (0.48%)
 ACE                                                      2,165                 68,414
 Chubb                                                    1,415                100,182
 Progressive                                              1,816                105,056
 XL Capital                                               1,119                 94,779
                                                                               368,431
PUBLISHING-NEWSPAPERS (0.33%)
 Dow Jones                                                  695                 33,673
 Knight Ridder                                              688                 43,310
 New York Times                                           1,251                 64,426
 Tribune                                                  2,485                108,097
                                                                               249,506
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (3.65%)
                                                                           $
 Bank One                                                 9,690                372,871
 Comerica                                                 1,455                 89,337
 Fifth Third Bancorp                                      4,861                323,986
 FleetBoston Financial                                    8,643                279,601
 Huntington Bancshares                                    2,041                 39,636
 Keycorp                                                  3,516                 95,987
 National City                                            5,027                167,148
 PNC Financial Services Group                             2,344                122,544
 Suntrust Banks                                           2,363                160,023
 Union Planters                                           1,673                 54,155
 US Bancorp                                              15,781                368,486
 Wells Fargo                                             14,122                706,947
                                                                             2,780,721
RETAIL-APPAREL & SHOE (0.29%)
 Gap                                                      7,155                101,601
 Limited                                                  4,283                 91,228
 Nordstrom                                                1,111                 25,164
                                                                               217,993
RETAIL-AUTO PARTS (0.09%)
 Autozone /1/                                               871                 67,328
RETAIL-BEDDING (0.12%)
 Bed Bath & Beyond /1/                                    2,410                 90,953
RETAIL-BUILDING PRODUCTS (1.32%)
 Home Depot                                              19,440                714,031
 Lowe's                                                   6,412                291,105
                                                                             1,005,136
RETAIL-CONSUMER ELECTRONICS (0.23%)
 Best Buy /1/                                             2,646                 96,050
 Circuit City Stores                                      1,732                 32,475
 RadioShack                                               1,435                 43,136
                                                                               171,661
RETAIL-DISCOUNT (3.48%)
 Big Lots /1/                                               957                 18,834
 Costco Wholesale                                         3,748                144,748
 Dollar General                                           2,748                 52,295
 Family Dollar Stores                                     1,429                 50,372
 Target                                                   7,485                277,993
 TJX                                                      4,456                 87,382
 Wal-Mart Stores                                         36,719              2,019,912
                                                                             2,651,536
RETAIL-DRUG STORE (0.56%)
 CVS                                                      3,235                 98,991
 Walgreen                                                 8,448                326,346
                                                                               425,337
RETAIL-JEWELRY (0.06%)
 Tiffany                                                  1,203                 42,346
RETAIL-MAJOR DEPARTMENT STORE (0.35%)
 J.C. Penney                                              2,207                 48,598
 May Department Stores                                    2,363                 77,814
 Sears Roebuck                                            2,603                141,343
                                                                               267,755
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-OFFICE SUPPLIES (0.16%)
                                                                           $
 Office Depot /1/                                         2,545                 42,756
 Staples /1/                                              3,860                 76,042
                                                                               118,798
RETAIL-REGIONAL DEPARTMENT STORE (0.37%)
 Dillards                                                   695                 18,272
 Federated Department Stores /1/                          1,660                 65,902
 Kohls /1/                                                2,775                194,472
                                                                               278,646
RETAIL-RESTAURANTS (0.69%)
 Darden Restaurants                                       1,430                 35,321
 McDonald's                                              10,500                298,725
 Starbucks /1/                                            3,187                 79,197
 Wendy's International                                      946                 37,679
 Yum! Brands                                              2,447                 71,575
                                                                               522,497
RETAIL-TOY STORE (0.04%)
 Toys R Us /1/                                            1,737                 30,345
RUBBER-TIRES (0.05%)
 Cooper Tire & Rubber                                       604                 12,412
 Goodyear Tire & Rubber                                   1,348                 25,221
                                                                                37,633
SAVINGS & LOANS-THRIFTS (0.59%)
 Charter One Financial                                    1,855                 63,775
 Golden West Financial                                    1,278                 87,901
 Washington Mutual                                        8,043                298,476
                                                                               450,152
SCHOOLS (0.07%)
 Apollo Group /1/                                         1,426                 56,213
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.37%)
 Analog Devices /1/                                       3,013                 89,486
 Linear Technology                                        2,620                 82,347
 Maxim Integrated Products /1/                            2,666                102,188
 Vitesse Semiconductor /1/                                1,658                  5,156
                                                                               279,177
SEMICONDUCTOR EQUIPMENT (0.53%)
 Applied Materials /1/                                   13,522                257,189
 Kla-Tencor /1/                                           1,561                 68,668
 Novellus Systems /1/                                     1,199                 40,766
 Teradyne /1/                                             1,510                 35,485
                                                                               402,108
STEEL-PRODUCERS (0.08%)
 Nucor                                                      644                 41,886
 United States Steel                                        836                 16,628
                                                                                58,514
STEEL-SPECIALTY (0.01%)
 Allegheny Technologies                                     665                 10,540
TELECOMMUNICATION EQUIPMENT (0.40%)
 ADC Telecommunications /1/                               6,556                 15,013
 Andrew /1/                                                 810                 11,607
 Comverse Technology /1/                                  1,542                 14,279
 Nortel Networks                                         31,676                 45,930
 Qualcomm /1/                                             6,354                174,672
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                           $
 Scientific-Atlanta                                       1,293                 21,270
 Tellabs /1/                                              3,392                 21,030
                                                                               303,801
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.10%)
 CIENA /1/                                                3,555                 14,895
 Corning                                                  7,844                 27,846
 JDS Uniphase /1/                                        11,240                 30,011
                                                                                72,752
TELECOMMUNICATION SERVICES (0.02%)
 Avaya /1/                                                2,981                 14,756
TELEPHONE-INTEGRATED (3.80%)
 Alltel                                                   2,567                120,649
 AT&T                                                    31,358                335,531
 BellSouth                                               15,474                487,431
 CenturyTel                                               1,167                 34,427
 Citizens Communications                                  2,326                 19,445
 Qwest Communications International                      13,843                 38,760
 SBC Communications                                      27,574                841,007
 Sprint                                                   7,356                 78,047
 Sprint PCS /1/                                           8,193                 36,623
 Verizon Communications                                  22,479                902,532
                                                                             2,894,452
TELEVISION (0.08%)
 Univision Communications /1/                             1,890                 59,346
TOBACCO (1.08%)
 Philip Morris                                           17,662                771,476
 UST                                                      1,394                 47,396
                                                                               818,872
TOOLS-HAND HELD (0.10%)
 Black & Decker                                             664                 32,005
 Snap-On                                                    480                 14,385
 Stanley Works                                              704                 28,871
                                                                                75,261
TOYS (0.12%)
 Hasbro                                                   1,429                 19,377
 Mattel                                                   3,601                 75,657
                                                                                95,034
TRANSPORT-RAIL (0.48%)
 Burlington Northern Santa Fe                             3,162                 94,860
 CSX                                                      1,753                 61,022
 Norfolk Southern                                         3,204                 74,910
 Union Pacific                                            2,079                131,559
                                                                               362,351
TRANSPORT-SERVICES (0.17%)
 FedEx /1/                                                2,463                131,524
TRAVEL SERVICES (0.06%)
 Sabre Holdings /1/                                       1,193                 42,709
TRUCKING & LEASING (0.02%)
 Ryder System                                               511                 13,843
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WEB PORTALS (0.10%)
                                                                           $
 Yahoo /1/                                                4,936                 72,855
WIRELESS EQUIPMENT (0.35%)
 Motorola                                                18,746                270,317
                                           TOTAL COMMON STOCKS              75,040,434

                                                     Principal
                                                       Amount                 Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.15%)
DIVERSIFIED FINANCIAL SERVICES (1.15%)
 Investment in Joint Trading Account; General
  Electric Capital                                   10,000,000
                                                     $                     $
  1.98%; 07/01/02                                       870,978                870,978
                                        TOTAL COMMERCIAL PAPER                 870,978
                                                                           -----------

                          TOTAL PORTFOLIO INVESTMENTS (99.71%)              75,911,412
CASH AND RECEIVABLES, NET OF LIABILITIES (0.29%)                               223,542
                                    TOTAL NET ASSETS (100.00%)             $76,134,954
                                                                           -------------




   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain (Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
4 S&P 500         Buy        $  996,900    $  990,100     $(6,800)
September, 2002
Futures


1    Non-income producing security.
2 Security or a portion of the security was pledged to cover margin requirements for futures contracts.

See accompanying notes.

                                      117



                            SCHEDULE OF INVESTMENTS
                             LARGECAP VALUE ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)

                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (88.34%)
APPAREL MANUFACTURERS (0.19%)
                                                                     $
 VF                                                   250                 9,803
APPLIANCES (0.55%)
 Whirlpool                                            425                27,778
AUTO-CARS & LIGHT TRUCKS (1.02%)
 General Motors                                       975                52,114
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.47%)
 Paccar                                               537                23,837
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.47%)
 Dana                                               1,425                26,064
 Delphi Automotive Systems                          2,000                26,400
 Magna International                                  325                22,376
                                                                         74,840
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.21%)
 Vulcan Materials                                     250                10,895
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.36%)
 Martin Marietta Materials                            475                18,525
BUILDING-RESIDENTIAL & COMMERCIAL (1.52%)
 Centex                                               425                24,561
 KB Home                                              525                27,042
 Pulte                                                450                25,866
                                                                         77,469
CABLE TV (0.57%)
 Comcast                                            1,225                29,204
CHEMICALS-DIVERSIFIED (3.00%)
 Dow Chemical                                       1,625                55,867
 E.I. Du Pont de Nemours                            1,550                68,820
 PPG Industries                                       450                27,855
                                                                        152,542
CHEMICALS-SPECIALTY (1.09%)
 Ashland                                              325                13,162
 Eastman Chemical                                     400                18,760
 Lubrizol                                             550                18,425
 Millennium Chemicals                                 350                 4,918
                                                                         55,265
COATINGS & PAINT (0.35%)
 Sherwin-Williams                                     600                17,958
COMMERCIAL BANKS (1.16%)
 Amsouth Bancorp                                    1,375                30,773
 Regions Financial                                    800                28,120
                                                                         58,893
COMPUTERS (1.98%)
 Hewlett-Packard                                    4,582                70,013
 International Business Machines                      425                30,600
                                                                        100,613
COMPUTERS-MEMORY DEVICES (0.14%)
 Quantum /1/                                        1,700                 7,140
COSMETICS & TOILETRIES (0.66%)
 Procter & Gamble                                     375                33,488
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (1.13%)
                                                                     $
 Genuine Parts                                        825                28,768
 Ingram Micro /1/                                   1,400                19,250
 Tech Data /1/                                        250                 9,462
                                                                         57,480
DIVERSIFIED FINANCIAL SERVICES (2.88%)
 Citigroup                                          3,775               146,281
DIVERSIFIED MANUFACTURING OPERATIONS (1.28%)
 Cooper Industries                                    625                24,562
 Eaton                                                400                29,100
 FMC                                                  375                11,314
                                                                         64,976
ELECTRIC PRODUCTS-MISCELLANEOUS (0.08%)
 Emerson Electric                                      75                 4,013
ELECTRIC-INTEGRATED (4.70%)
 Allegheny Energy                                     900                23,175
 Ameren                                               675                29,032
 American Electric Power                              900                36,018
 Cinergy                                              550                19,794
 CMS Energy                                           600                 6,588
 Consolidated Edison                                  725                30,269
 Duke Energy                                           75                 2,332
 Entergy                                              800                33,952
 PPL                                                  875                28,945
 Puget Energy                                       1,000                20,690
 XCEL Energy                                          500                 8,385
                                                                        239,180
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.28%)
 Solectron /1/                                      2,300                14,145
ELECTRONIC CONNECTORS (0.16%)
 Thomas & Betts                                       425                 7,905
ELECTRONIC PARTS DISTRIBUTION (0.29%)
 Arrow Electronics                                    700                14,525
FINANCE-CREDIT CARD (0.27%)
 American Express                                     375                13,620
FINANCE-INVESTMENT BANKER & BROKER (2.91%)
 Bear Stearns                                         500                30,525
 Goldman Sachs Group                                  575                42,176
 Lehman Brothers Holdings                             600                37,512
 Merrill Lynch                                        300                12,150
 Morgan Stanley Dean Witter                           600                25,848
                                                                        148,211
FINANCE-MORTGAGE LOAN/BANKER (1.62%)
 Countrywide Credit Industries                        375                18,094
 Federal Home Loan Mortgage                           450                27,540
 Federal National Mortgage Association                500                36,875
                                                                         82,509
FINANCIAL GUARANTEE INSURANCE (0.79%)
 MBIA                                                 200                11,306
 MGIC Investment                                      425                28,815
                                                                         40,121
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (1.07%)
                                                                     $
 Conagra Foods                                      1,300                35,945
 H.J. Heinz                                           450                18,495
                                                                         54,440
FOOD-RETAIL (0.24%)
 Safeway /1/                                          425                12,406
HOME FURNISHINGS (0.51%)
 Leggett & Platt                                    1,100                25,740
INDEPENDENT POWER PRODUCER (0.34%)
 Reliant Resources /1/                              2,000                17,500
INSTRUMENTS-CONTROLS (0.83%)
 Johnson Controls                                     150                12,241
 Parker Hannifin                                      625                29,869
                                                                         42,110
MEDICAL-DRUGS (3.85%)
 Abbott Laboratories                                  300                11,295
 Bristol-Myers Squibb                               1,400                35,980
 Merck                                              1,325                67,098
 Pfizer                                               475                16,625
 Schering-Plough                                    1,700                41,820
 Wyeth                                                450                23,040
                                                                        195,858
MEDICAL-HMO (0.91%)
 Aetna /1/                                            425                20,387
 Health Net /1/                                       975                26,101
                                                                         46,488
MONEY CENTER BANKS (5.65%)
 Bank of America                                    1,950               137,202
 JP Morgan Chase                                    2,100                71,232
 Wachovia                                           2,075                79,223
                                                                        287,657
MULTI-LINE INSURANCE (3.41%)
 Allstate                                           1,200                44,376
 American International Group                         700                47,761
 Cigna                                                350                34,097
 MetLife                                            1,100                31,680
 St. Paul                                             400                15,568
                                                                        173,482
MULTIMEDIA (0.45%)
 Viacom /1/                                            75                 3,328
 Walt Disney                                        1,025                19,372
                                                                         22,700
OIL COMPANY-INTEGRATED (9.95%)
 Amerada Hess                                         275                22,688
 ChevronTexaco                                      1,325               117,262
 Conoco                                             1,025                28,495
 Exxon Mobil                                        5,700               233,244
 Marathon Oil                                       1,200                32,544
 Occidental Petroleum                               1,175                35,238
 Phillips Petroleum                                   625                36,800
                                                                        506,271
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (0.55%)
                                                                     $
 Valero Energy                                        750                28,065
PAPER & RELATED PRODUCTS (2.47%)
 Boise Cascade                                        650                22,445
 Georgia-Pacific                                    1,150                28,267
 International Paper                                1,025                44,669
 MeadWestvaco                                         900                30,204
                                                                        125,585
POULTRY (0.50%)
 Tyson Foods                                        1,650                25,592
POWER CONVERTER & SUPPLY EQUIPMENT (0.32%)
 Hubbell                                              475                16,221
PRINTING-COMMERCIAL (0.53%)
 R.R. Donnelley & Sons                                975                26,861
PROPERTY & CASUALTY INSURANCE (0.70%)
 Chubb                                                500                35,400
PUBLISHING-NEWSPAPERS (0.62%)
 Knight Ridder                                        300                18,885
 New York Times                                       250                12,875
                                                                         31,760
REGIONAL BANKS (7.87%)
 Bank One                                           1,800                69,264
 Comerica                                             500                30,700
 FleetBoston Financial                              1,850                59,847
 Huntington Bancshares                              1,375                26,703
 KeyCorp                                            1,275                34,808
 National City                                      1,225                40,731
 Suntrust Banks                                       475                32,167
 Union Planters                                       462                14,955
 US Bancorp                                         2,300                53,705
 Wells Fargo                                          750                37,545
                                                                        400,425
RETAIL-AUTOMOBILE (0.53%)
 Autonation /1/                                     1,875                27,188
RETAIL-DISCOUNT (0.04%)
 TJX                                                  100                 1,961
RETAIL-MAJOR DEPARTMENT STORE (1.43%)
 May Department Stores                                975                32,107
 Sears Roebuck                                        750                40,725
                                                                         72,832
RETAIL-OFFICE SUPPLIES (0.52%)
 Office Depot /1/                                   1,575                26,460
RETAIL-REGIONAL DEPARTMENT STORE (0.62%)
 Federated Department Stores /1/                      800                31,760
RETAIL-RESTAURANTS (0.14%)
 McDonald's                                           250                 7,113
RUBBER-TIRES (0.51%)
 Goodyear Tire & Rubber                             1,375                25,726
SAVINGS & LOANS-THRIFTS (1.76%)
 Golden West Financial                                450                30,951
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                     $
 Washington Mutual                                  1,575                58,448
                                                                         89,399
TELECOMMUNICATION EQUIPMENT (1.16%)
 ADC Telecommunications /1/                         7,700                17,633
 Nortel Networks                                   12,800                18,560
 Tellabs /1/                                        3,700                22,940
                                                                         59,133
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.22%)
 Corning                                            3,200                11,360
TELEPHONE-INTEGRATED (6.26%)
 AT&T                                               1,600                17,120
 BellSouth                                          2,550                80,325
 Qwest Communications International                 5,400                15,120
 SBC Communications                                 4,325               131,912
 Verizon Communications                             1,800                72,270
 WorldCom /1/                                      19,500                 1,755
                                                                        318,502
TOBACCO (1.29%)
 Philip Morris                                      1,500                65,520
TOOLS-HAND HELD (0.44%)
 Black & Decker                                       250                12,050
 Stanley Works                                        250                10,253
                                                                         22,303
TRANSPORT-RAIL (1.48%)
 Burlington Northern Santa Fe                       1,200                36,000
 Norfolk Southern                                   1,000                23,380
 Union Pacific                                        250                15,820
                                                                         75,200
WIRELESS EQUIPMENT (0.04%)
 Motorola                                             150                 2,163
                                     TOTAL COMMON STOCKS              4,494,511
                                                                     ----------

                    TOTAL PORTFOLIO INVESTMENTS (88.34%)              4,494,511
CASH AND RECEIVABLES, NET OF LIABILITIES (11.66%)                       592,954
                              TOTAL NET ASSETS (100.00%)             $5,087,465
                                                                     ------------



/1 /Non-income producing security.
See accompanying notes.

                                      120



                            SCHEDULE OF INVESTMENTS
                                MICROCAP ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)

                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (98.99%)
ADVANCED MATERIALS & PRODUCTS (0.20%)
                                                                    $
 CoorsTek                                            900                 27,819
ADVERTISING AGENCIES (0.20%)
 Grey Global Group                                    40                 27,600
AEROSPACE & DEFENSE (0.82%)
 Esterline Technologies                            1,700                 38,590
 Gencorp                                           2,300                 32,890
 Teledyne Technologies                             1,400                 28,854
 Titan /1/                                           800                 14,632
                                                                        114,966
AEROSPACE & DEFENSE EQUIPMENT (1.16%)
 AAR                                               1,800                 18,162
 Curtiss-Wright                                      500                 39,925
 Kaman                                             1,900                 31,844
 Moog                                                500                 21,440
 Sequa                                               800                 52,312
                                                                        163,683
AIRLINES (0.44%)
 Atlantic Coast Airlines Holdings /1/                900                 19,530
 ExpressJet Holdings                                 500                  6,525
 Frontier Airlines /1/                             3,100                 25,203
 Mesa Air Group /1/                                1,200                 11,040
                                                                         62,298
APPAREL MANUFACTURERS (0.99%)
 Kellwood                                          2,900                 94,250
 Oshkosh B'gosh                                      400                 17,396
 Quiksilver /1/                                      800                 19,840
 Russell                                             400                  7,700
                                                                        139,186
APPLIANCES (0.36%)
 Applica                                           1,400                 17,360
 Salton /1/                                        2,400                 33,456
                                                                         50,816
APPLICATIONS SOFTWARE (0.56%)
 Actuate /1/                                         900                  4,050
 HNC Software /1/                                    800                 13,360
 J.D. Edwards /1/                                    600                  7,290
 MRO Software /1/                                  1,200                 13,656
 Pinnacle Systems /1/                              1,100                 11,110
 Sanchez Computer Associates                         900                  4,014
 ScanSoft                                            500                  3,795
 Serena Software /1/                               1,200                 16,437
 Vastera /1/                                       1,100                  4,829
                                                                         78,541
AUDIO & VIDEO PRODUCTS (0.01%)
 Vialta /1/                                        1,773                  1,507
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.25%)
 Oshkosh Truck                                       600                 35,466
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.46%)
 ArvinMeritor                                        800                 19,200
 Collins & Aikman                                  2,300                 20,930
 Dura Automotive Systems /1/                       1,200                 24,900
                                                                         65,030
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BEVERAGES-WINE & SPIRITS (0.15%)
                                                                    $
 Robert Mondavi /1/                                  600                 20,538
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.35%)
 NCI Building Systems                                500                  8,900
 Simpson Manufacturing /1/                           300                 17,139
 USG                                               3,300                 23,100
                                                                         49,139
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.11%)
 Dycom Industries /1/                              1,300                 15,197
BUILDING PRODUCTS-AIR & HEATING (0.44%)
 Lennox International                              3,400                 61,166
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.10%)
 Centex Construction Products                        400                 14,560
BUILDING PRODUCTS-LIGHT FIXTURES (0.28%)
 Genlyte Group /1/                                   500                 20,315
 LSI Industries                                    1,050                 19,289
                                                                         39,604
BUILDING PRODUCTS-WOOD (0.32%)
 Universal Forest Products                         1,900                 44,498
BUILDING-MAINTENANCE & SERVICE (0.12%)
 Integrated Electrical Services                    2,700                 16,875
BUILDING-MOBIL HOME & MANUFACTURE HOUSING (0.14%)
 Monaco Coach /1/                                    900                 19,503
BUILDING-RESIDENTIAL & COMMERCIAL (0.78%)
 Beazer Homes /1/                                    300                 24,000
 Hovnanian Enterprises                               600                 21,528
 NVR                                                 200                 64,600
                                                                        110,128
BUSINESS TO BUSINESS-E COMMERCE (0.15%)
 Ariba /1/                                         1,400                  4,466
 Freemarkets /1/                                   1,200                 16,956
                                                                         21,422
CABLE TV (0.03%)
 Insight Communications /1/                          400                  4,692
CASINO HOTELS (0.19%)
 MTR Gaming Group /1/                              1,600                 26,720
CASINO SERVICES (0.18%)
 Alliance Gaming /1/                               2,100                 25,662
CELLULAR TELECOMMUNICATIONS (0.05%)
 AirGate PCS /1/                                     600                    600
 Alamosa Holdings /1/                              1,300                  1,833
 Crown Castle International /1/                    1,000                  3,930
                                                                          6,363
CHEMICALS-FIBERS (0.37%)
 Wellman                                           3,100                 51,925
CHEMICALS-PLASTICS (0.74%)
 A. Schulman                                       2,800                 60,057
 PolyOne                                             500                  5,625
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-PLASTICS (CONTINUED)
                                                                    $
 Spartech                                          1,400                 38,122
                                                                        103,804
CHEMICALS-SPECIALTY (1.45%)
 Arch Chemicals                                    3,100                 75,733
 Chemfirst                                         1,200                 34,380
 Cytec Industries /1/                                600                 18,864
 Ferro                                               500                 15,075
 H.B. Fuller                                         600                 17,574
 International Specialty Products                  2,900                 22,330
 MacDermid                                           600                 12,756
 Symyx Technologies                                  500                  6,960
                                                                        203,672
CIRCUIT BOARDS (0.48%)
 Benchmark Electronics /1/                         1,900                 54,796
 Merix /1/                                           800                  6,864
 Park Electrochemical                                200                  5,300
                                                                         66,960
COAL (0.02%)
 Arch Coal                                           100                  2,271
COATINGS & PAINT (0.10%)
 RPM                                                 900                 13,725
COFFEE (0.13%)
 Farmer Bros.                                         50                 18,139
COLLECTIBLES (0.06%)
 Topps                                               900                  9,054
COMMERCIAL BANKS (6.33%)
 Alabama National Bancorp.                           700                 30,303
 Amcore Financial                                  1,600                 37,072
 Banner                                              900                 22,275
 Cathay Bancorp                                    2,200                 89,716
 Citizens Banking                                    400                 11,456
 Colonial Bancgroup                                1,800                 27,000
 Corus Bankshares                                    100                  4,592
 East-West Bancorp                                 2,300                 79,396
 F.N.B.                                              449                 12,330
 First Bancorp.                                    1,200                 44,916
 First Charter                                     1,200                 21,696
 First Citizens BancShares                           200                 22,118
 First Midwest Bancorp                               725                 20,140
 GBC Bancorp                                         800                 23,160
 Greater Bay Bancorp                               1,000                 30,760
 Hancock Holding                                   1,000                 67,380
 Main Street Banks                                   700                 14,476
 MB Financial /1/                                    100                  3,439
 National Penn Bancshares                            973                 25,493
 Provident Bankshares                              2,190                 51,881
 R & G Financial                                   1,000                 23,710
 S&T Bancorp.                                      1,000                 27,000
 Santander Bancorp.                                1,000                 17,500
 Seacoast Banking                                    500                 28,865
 Silicon Valley Bancshares                           400                 10,544
 South Financial Group                             1,000                 22,409
 Southwest Bancorp. of Texas /1/                     400                 14,488
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                    $
 Sterling Bancshares                               2,850                 42,094
 Susquehanna Bancshares                              100                  2,271
 Texas Regional Bancshares                           700                 34,726
 United Bankshares                                   300                  8,814
 Wesbanco                                            800                 18,968
                                                                        890,988
COMMERCIAL SERVICE-FINANCE (0.45%)
 Actrade Financial Technologies /1/                  500                  5,210
 Clark/Bardes /1/                                    600                 13,704
 Euronet Worldwide /1/                               300                  4,797
 Interactive Data                                  1,200                 17,472
 NCO Group /1/                                       200                  4,418
 PRG-Schultz International /1/                     1,400                 17,234
                                                                         62,835
COMMERCIAL SERVICES (0.85%)
 Arbitron                                            800                 24,960
 Coinstar /1/                                        500                 12,225
 Corporate Executive Board /1/                       200                  6,850
 CoStar Group /1/                                    500                 10,265
 Plexus /1/                                        1,100                 19,910
 Pre-Paid Legal Services /1/                       1,700                 33,830
 Sourcecorp /1/                                      100                  2,650
 TeleTech Holdings /1/                             1,000                  9,540
                                                                        120,230
COMMUNICATIONS SOFTWARE (0.34%)
 Avid Technology /1/                               1,400                 12,964
 Inter-Tel                                         1,700                 28,832
 Seachange International /1/                         700                  6,146
                                                                         47,942
COMPUTER AIDED DESIGN (0.03%)
 Aspen Technology /1/                                500                  4,170
COMPUTER DATA SECURITY (0.03%)
 Rainbow Technologies /1/                            900                  4,428
COMPUTER SERVICES (0.77%)
 CACI International /1/                              700                 26,733
 Ciber /1/                                         3,900                 28,275
 Cognizant Technology Solutions /1/                  500                 26,875
 Factset Research Systems                            200                  5,954
 Fidelity National Information Solutions             100                  2,400
 Pec Solutions                                       500                 11,960
 SYKES Enterprises /1/                               700                  5,642
                                                                        107,839
COMPUTER SOFTWARE (0.03%)
 Phoenix Technologies /1/                            400                  4,000
COMPUTERS-INTEGRATED SYSTEMS (0.68%)
 3D Systems                                          700                  8,540
 Catapult Communications /1/                         500                 10,935
 Intergraph /1/                                    2,700                 47,089
 Kronos /1/                                          250                  7,622
 Micros Systems /1/                                  100                  2,771
 NetScout Systems /1/                              1,600                 10,912
 Radiant Systems /1/                                 600                  7,818
                                                                         95,687
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (0.79%)
                                                                    $
 Advanced Digital Information /1/                  1,200                 10,116
 Hutchison Technology /1/                            800                 12,512
 Iomega                                            3,200                 41,120
 Maxtor /1/                                        1,600                  7,232
 Read-Rite /1/                                     5,600                  2,688
 Silicon Storage Technology /1/                    1,500                 11,700
 Western Digital /1/                               7,900                 25,675
                                                                        111,043
COMPUTERS-OTHER (0.08%)
 Concurrent Computer /1/                           2,400                 11,160
COMPUTERS-PERIPHERAL EQUIPMENT (0.14%)
 Electronics for Imaging /1/                         700                 11,137
 InFocus /1/                                         700                  8,246
                                                                         19,383
CONSULTING SERVICES (0.97%)
 Advisory Board /1/                                  200                  7,248
 DiamondCluster International /1/                    600                  3,588
 First Consulting Group                            1,600                 13,760
 FTI Consulting /1/                                1,300                 45,513
 Gartner /1/                                       3,000                 29,820
 Watson Wyatt /1/                                  1,500                 36,330
                                                                        136,259
CONSUMER PRODUCTS-MISCELLANEOUS (0.75%)
 American Greetings                                  500                  8,330
 Blyth                                               800                 24,976
 Central Garden & Pet /1/                            300                  5,259
 Dial                                                700                 14,014
 Fossil /1/                                          200                  4,112
 Russ Berrie                                       1,000                 35,400
 Scotts /1/                                          300                 13,620
                                                                        105,711
CONTAINERS-METAL & GLASS (1.29%)
 Ball                                              1,500                 62,220
 Crown Cork & Seal                                 1,800                 12,330
 Greif Brothers                                      700                 23,353
 Owens-Illinois /1/                                2,000                 27,480
 Silgan Holdings /1/                               1,400                 56,616
                                                                        181,999
CONTAINERS-PAPER & PLASTIC (0.19%)
 Longview Fibre                                    2,900                 27,318
DATA PROCESSING & MANAGEMENT (0.37%)
 American Management Systems /1/                     300                  5,733
 Documentum /1/                                    1,000                 12,000
 Filenet /1/                                       1,700                 24,650
 Global Payments /1/                                 300                  8,958
                                                                         51,341
DECISION SUPPORT SOFTWARE (0.06%)
 NetIQ /1/                                           400                  9,052
DIAGNOSTIC EQUIPMENT (0.02%)
 Cholestech                                          200                  2,110
DIAGNOSTIC KITS (0.61%)
 Biosite Diagnostics /1/                             400                 11,260
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIAGNOSTIC KITS (CONTINUED)
                                                                    $
 Diagnostic Products                               1,000                 37,000
 Idexx Laboratories /1/                            1,200                 30,948
 OraSure Technologies                              1,000                  6,500
                                                                         85,708
DIRECT MARKETING (0.16%)
 Advo                                                600                 23,190
DISPOSABLE MEDICAL PRODUCTS (0.08%)
 ICU Medical                                         350                 10,815
DISTRIBUTION-WHOLESALE (2.45%)
 Aviall                                            1,500                 21,000
 Bell Microproducts /1/                            1,600                 12,880
 Daisytek International                            1,500                 25,440
 Handleman                                         2,700                 39,042
 Hughes Supply                                     1,400                 62,034
 Owens & Minor                                     4,200                 82,992
 Scansource /1/                                      800                 49,128
 United Stationers                                   400                 12,160
 Watsco                                            2,200                 40,172
                                                                        344,848
DIVERSIFIED MANUFACTURING OPERATIONS (1.67%)
 A.O. Smith                                        1,700                 53,057
 Acuity Brands                                       300                  5,460
 Carlisle                                            200                  8,996
 ESCO Technologies /1/                             1,400                 49,000
 Griffon /1/                                       3,800                 68,780
 Matthews International                              400                  9,340
 Roper Industries                                    300                 11,190
 SPS Technologies /1/                                500                 19,085
 U.S. Industries                                   2,900                 10,005
                                                                        234,913
DIVERSIFIED MINERALS (0.12%)
 Amcol International                               2,600                 16,770
DIVERSIFIED OPERATIONS (0.00%)
 Morgan Group Holding                                200                    104
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.07%)
 Cendant /1/                                         650                 10,322
DRUG DELIVERY SYSTEMS (0.15%)
 Noven Pharmaceuticals /1/                           800                 20,400
E-COMMERCE-SERVICES (0.23%)
 Pegasus Solutions /1/                             1,500                 26,250
 Priceline.com /1/                                 2,100                  5,859
                                                                         32,109
E-MARKETING-INFORMATION (0.05%)
 DoubleClick /1/                                   1,000                  7,420
E-SERVICES-CONSULTING (0.11%)
 Websense /1/                                        600                 15,342
ELECTRIC PRODUCTS-MISCELLANEOUS (0.15%)
 Littelfuse /1/                                      900                 20,817
ELECTRIC-INTEGRATED (1.72%)
 Avista                                            2,100                 28,980
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                    $
 Black Hills                                         200                  6,920
 Northwestern                                      1,400                 23,730
 Otter Tail Power                                  1,200                 37,824
 PNM Resources                                       500                 12,100
 Sierra Pacific Resources                          3,100                 24,180
 Unisource Energy                                  3,200                 59,424
 WPS Resources                                     1,200                 48,996
                                                                        242,154
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.00%)
 CTS                                                 800                  9,624
 Cubic                                             1,200                 28,440
 Daktronics                                        1,500                 14,760
 DSP Group /1/                                     2,900                 56,840
 Methode Electronics                                 800                 10,216
 Rogers                                              500                 13,905
 Technitrol                                          300                  6,990
                                                                        140,775
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.04%)
 Actel /1/                                           700                 14,714
 Alliance Semiconductor /1/                        1,400                  9,940
 ESS Technology /1/                                1,600                 28,064
 IXYS                                                900                  4,842
 Kopin /1/                                         1,600                 10,560
 Pioneer Standard Electronics                      2,500                 25,975
 Pixelworks /1/                                    1,000                  8,390
 PLX Technology /1/                                1,700                  7,225
 Silicon Image                                     1,400                  8,568
 Three-Five Systems                                1,200                 13,680
 Zoran /1/                                           600                 13,746
                                                                        145,704
ELECTRONIC DESIGN AUTOMATION (0.01%)
 Numerical Technologies /1/                          400                  1,598
ELECTRONIC MEASUREMENT INSTRUMENTS (0.40%)
 Analogic                                            100                  4,917
 Flir Systems                                        300                 12,591
 Itron /1/                                           700                 18,361
 LeCroy                                              500                  5,950
 Trimble Navigation /1/                              900                 13,950
                                                                         55,769
ELECTRONICS-MILITARY (0.11%)
 Engineered Support Systems                          300                 15,690
ENERGY-ALTERNATE SOURCES (0.03%)
 Headwaters                                          300                  4,725
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.24%)
 EMCOR Group /1/                                     400                 23,204
 URS                                                 400                 11,120
                                                                         34,324
ENGINES-INTERNAL COMBUSTION (0.06%)
 Briggs & Stratton                                   200                  7,728
ENTERPRISE SOFTWARE & SERVICE (0.26%)
 Concord Communications /1/                          200                  3,296
 Hyperion Solutions /1/                            1,000                 18,237
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (CONTINUED)
                                                                    $
 Informatica /1/                                     600                  4,254
 JDA Software Group /1/                              400                 11,304
                                                                         37,091
ENTERTAINMENT SOFTWARE (0.45%)
 Acclaim Entertainment /1/                         4,000                 14,120
 Activision /1/                                    1,100                 31,966
 Midway Games /1/                                  1,000                  8,500
 THQ                                                 300                  8,946
                                                                         63,532
ENVIRONMENTAL CONSULTING & ENGINEERING (0.13%)
 Tetra Tech                                          300                  4,410
 TRC                                                 700                 14,385
                                                                         18,795
FILTRATION & SEPARATION PRODUCTS (0.24%)
 Clarcor                                             600                 18,990
 Cuno /1/                                            400                 14,472
                                                                         33,462
FINANCE-AUTO LOANS (0.05%)
 Westcorp                                            200                  6,390
FINANCE-CREDIT CARD (0.02%)
 Metris                                              400                  3,324
FINANCE-INVESTMENT BANKER & BROKER (0.25%)
 Knight Trading Group /1/                          1,500                  7,860
 SWS Group                                         1,360                 26,683
                                                                         34,543
FINANCE-MORTGAGE LOAN/BANKER (0.55%)
 Charter Municipal Mortgage Acceptance             4,000                 71,520
 Federal Agricultural Mortgage /1/                   200                  5,340
                                                                         76,860
FOOD-BAKING (0.20%)
 Flowers Foods /1/                                   300                  7,755
 Interstate Bakeries                                 700                 20,216
                                                                         27,971
FOOD-CONFECTIONERY (0.30%)
 J.M. Smucker                                      1,223                 41,741
FOOD-DAIRY PRODUCTS (0.52%)
 Dean Foods                                        1,956                 72,959
FOOD-MISCELLANEOUS/DIVERSIFIED (0.50%)
 Corn Products International                         700                 21,784
 International Multifoods                            200                  5,272
 J & J Snack Foods /1/                               400                 17,984
 Seaboard                                            100                 24,845
                                                                         69,885
FOOD-RETAIL (0.53%)
 Great Atlantic & Pacific Tea                      1,700                 31,773
 Pathmark Stores                                   1,200                 22,572
 Ruddick                                           1,200                 20,100
                                                                         74,445
FOOD-WHOLESALE & DISTRIBUTION (0.55%)
 Nash Finch                                        1,300                 41,548
 Performance Food Group /1/                          600                 20,316
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-WHOLESALE & DISTRIBUTION (CONTINUED)
                                                                    $
 Spartan Stores                                    1,300                  3,991
 United Natural Foods /1/                            600                 11,820
                                                                         77,675
FOOTWEAR & RELATED APPAREL (0.14%)
 Skechers U.S.A. /1/                                 900                 19,449
FUNERAL SERVICE & RELATED ITEMS (0.14%)
 Stewart Enterprises                               3,100                 19,747
GARDEN PRODUCTS (0.04%)
 Toro                                                100                  5,734
GAS-DISTRIBUTION (1.38%)
 Northwest Natural                                   500                 14,590
 NUI                                                 700                 19,075
 Oneok                                               500                 10,975
 Peoples Energy                                      400                 14,636
 South Jersey Industries                           1,000                 33,750
 Southwest Gas                                     4,100                101,475
                                                                        194,501
HEALTH CARE COST CONTAINMENT (0.14%)
 Corvel                                              600                 20,098
HEALTHCARE-PRODUCTS (0.09%)
 Zoll Medical /1/                                    400                 13,012
HOME FURNISHINGS (0.66%)
 American Woodmark                                   800                 44,904
 Furniture Brands International /1/                  600                 18,150
 Kimball International                             1,800                 29,502
                                                                         92,556
HOSPITAL BEDS & EQUIPMENT (0.05%)
 Invacare                                            200                  7,352
HOTELS & MOTELS (0.14%)
 Boca Resorts /1/                                  1,500                 19,875
HOUSEWARES (0.22%)
 Libbey                                              900                 30,690
HUMAN RESOURCES (0.62%)
 CDI /1/                                             100                  3,255
 Kelly Services                                    1,100                 29,711
 Labor Ready /1/                                   2,000                 11,700
 MPS Group /1/                                     3,100                 26,350
 Spherion /1/                                      1,300                 15,470
                                                                         86,486
IDENTIFICATION SYSTEM-DEVELOPMENT (0.16%)
 Checkpoint Systems /1/                              500                  5,850
 Paxar /1/                                         1,000                 16,750
                                                                         22,600
INDUSTRIAL AUTOMATION & ROBOTS (0.12%)
 UNOVA                                             2,600                 16,874
INDUSTRIAL GASES (0.22%)
 Airgas /1/                                        1,800                 31,140
INSTRUMENTS-CONTROLS (0.10%)
 BEI Technologies                                    500                  5,725
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSTRUMENTS-CONTROLS (CONTINUED)
                                                                    $
 Photon Dynamics /1/                                 300                  9,000
                                                                         14,725
INSTRUMENTS-SCIENTIFIC (0.12%)
 FEI /1/                                             400                  9,804
 Varian /1/                                          200                  6,590
                                                                         16,394
INTERNET APPLICATION SOFTWARE (0.21%)
 Liberate Technologies /1/                         1,800                  4,750
 MatrixOne /1/                                     1,000                  6,010
 Verity /1/                                          700                  7,763
 WebEx Communications /1/                            700                 11,130
                                                                         29,653
INTERNET CONTENT-ENTERTAINMENT (0.03%)
 NetFlix /1/                                         300                  4,197
INTERNET CONTENT-INFORMATION/NEWS (0.04%)
 SkillSoft /1/                                       800                  6,280
INTERNET FINANCIAL SERVICES (0.31%)
 eSPEED /1/                                        1,000                 10,910
 IndyMac Bancorp                                     500                 11,340
 Net.B@nk /1/                                      1,800                 21,564
                                                                         43,814
INTERNET INCUBATORS (0.07%)
 Safeguard Scientifics /1/                         4,900                  9,800
INTERNET INFRASTRUCTURE EQUIPMENT (0.13%)
 Avocent /1/                                         600                  9,552
 Centillium Communications /1/                     1,000                  8,720
                                                                         18,272
INTERNET INFRASTRUCTURE SOFTWARE (0.19%)
 Asiainfo Holdings /1/                               800                 10,600
 F5 Networks /1/                                     700                  6,846
 Seebeyond Technology /1/                          3,200                  9,920
                                                                         27,366
INTERNET SECURITY (0.16%)
 Entrust /1/                                       1,200                  3,264
 Secure Computing /1/                              1,300                  9,815
 SonicWall /1/                                     1,800                  9,036
                                                                         22,115
INTERNET TELEPHONY (0.15%)
 ITXC /1/                                          2,000                 10,420
 Net2Phone /1/                                     2,500                 10,675
                                                                         21,095
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.46%)
 Affiliated Managers Group /1/                       700                 43,050
 Gabelli Asset Management /1/                        600                 21,900
                                                                         64,950
LASERS-SYSTEMS & COMPONENTS (0.32%)
 Coherent /1/                                        400                 11,928
 Cymer /1/                                           600                 21,024
 Ii-Vi /1/                                           800                 11,816
                                                                         44,768
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LEISURE & RECREATION PRODUCTS (0.03%)
                                                                    $
 Multimedia Games                                    200                  4,362
LIFE & HEALTH INSURANCE (1.39%)
 AmerUs Group                                        300                 11,115
 Conseco                                           2,100                  4,200
 Delphi Financial Group                            1,900                 82,175
 Kansas City Life Insurance                          800                 30,936
 National Western Life Insurance /1/                 400                 45,980
 Stancorp Financial Group                            300                 16,650
 UICI /1/                                            200                  4,032
                                                                        195,088
LINEN SUPPLY & RELATED ITEMS (0.25%)
 Unifirst                                          1,400                 35,252
LOTTERY SERVICES (0.05%)
 Gtech Holdings /1/                                  300                  7,662
MACHINERY TOOLS & RELATED PRODUCTS (0.40%)
 Kennametal                                          300                 10,950
 Milacron                                          1,100                 11,330
 Regal Beloit                                      1,400                 33,334
                                                                         55,614
MACHINERY-CONSTRUCTION & MINING (0.28%)
 JLG Industries                                      900                 12,627
 Terex                                             1,200                 26,988
                                                                         39,615
MACHINERY-ELECTRICAL (0.30%)
 Franklin Electric                                   900                 42,363
MACHINERY-FARM (0.28%)
 Agco                                              1,300                 25,519
 Lindsay Manufacturing                               600                 14,160
                                                                         39,679
MACHINERY-GENERAL INDUSTRY (0.18%)
 Applied Industrial Technologies                     200                  3,900
 Stewart & Stevenson Services                        300                  5,322
 Tecumseh Products                                   300                 15,924
                                                                         25,146
MACHINERY-MATERIAL HANDLING (0.21%)
 Nacco Industries                                    500                 29,050
MACHINERY-PRINT TRADE (0.10%)
 Zebra Technologies /1/                              300                 14,466
MEDICAL INFORMATION SYSTEM (0.23%)
 Dendrite International /1/                        1,700                 16,439
 NDCHealth                                           400                 11,160
 VitalWorks                                          500                  4,100
                                                                         31,699
MEDICAL INSTRUMENTS (0.72%)
 Arthrocare /1/                                    1,000                 12,860
 Conmed /1/                                          900                 20,097
 Datascope                                           500                 13,820
 SurModics /1/                                       500                 12,995
 Techne                                            1,100                 31,042
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (CONTINUED)
                                                                    $
 Ventana Medical Systems /1/                         500                 10,975
                                                                        101,789
MEDICAL PRODUCTS (0.87%)
 Cyberonics /1/                                      800                 10,495
 Inamed /1/                                        1,100                 29,777
 Mentor                                              400                 14,683
 PolyMedica /1/                                      400                 10,216
 Possis Medical                                      400                  4,940
 PSS World Medical /1/                             4,600                 37,260
 Vital Signs                                         400                 14,460
                                                                        121,831
MEDICAL STERILIZATION PRODUCT (0.09%)
 Steris /1/                                          700                 13,216
MEDICAL-BIOMEDICAL/GENE (1.58%)
 Acacia Research                                   1,200                  8,520
 Alexion Pharmaceuticals /1/                         300                  4,545
 Arqule /1/                                        1,200                  8,100
 Bio-Rad Laboratories                              1,300                 59,150
 Bio-Technology General /1/                        1,500                  9,015
 Cell Genesys                                      1,000                 13,760
 Diversa /1/                                         600                  5,970
 Enzo Biochem /1/                                    300                  4,299
 Gene Logic /1/                                    1,200                 16,800
 Genome Therapeutics                               1,600                  3,696
 Immunomedics /1/                                  1,200                  6,252
 Integra LifeSciences Holdings /1/                   900                 19,575
 Martek Biosciences /1/                              500                 10,460
 Maxygen /1/                                       1,200                 14,700
 Protein Design Labs /1/                             700                  7,602
 Serologicals /1/                                  1,600                 29,264
                                                                        221,708
MEDICAL-DRUGS (1.31%)
 3-Dimensional Pharmaceuticals /1/                   800                  3,560
 First Horizon Pharmaceutical /1/                    550                 11,379
 KOS Pharmaceuticals                               1,100                 22,385
 KV Pharmaceutical                                 1,600                 42,000
 KV Pharmaceutical                                   300                  8,100
 Ligand Pharmaceuticals /1/                          800                 11,600
 Perrigo /1/                                       5,800                 75,400
 Pharmacopeia /1/                                    400                  3,408
 Priority Healthcare /1/                             300                  7,050
                                                                        184,882
MEDICAL-GENERIC DRUGS (0.73%)
 Alpharma                                          1,600                 27,168
 Pharmaceutical Resources                          2,700                 75,006
                                                                        102,174
MEDICAL-HMO (0.37%)
 American Medical Security Group                     100                  2,394
 Coventry Health Care /1/                            900                 25,650
 Mid Atlantic Medical Services /1/                   600                 18,810
 Pacificare Health Systems /1/                       200                  5,440
                                                                         52,294
MEDICAL-NURSING HOMES (0.12%)
 Beverly Enterprises /1/                           1,700                 12,937
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-NURSING HOMES (CONTINUED)
                                                                    $
 Kindred Healthcare                                  100                  4,463
                                                                         17,400
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.27%)
 Cross Country /1/                                   100                  3,780
 Gentiva Health Services /1/                       2,300                 20,677
 Option Care /1/                                   1,000                 13,740
                                                                         38,197
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.05%)
 D&K Healthcare Resources                            200                  7,052
METAL PROCESSORS & FABRICATION (0.67%)
 Quanex                                            1,400                 61,180
 Timken                                              500                 11,165
 Wolverine Tube /1/                                  800                  6,040
 Worthington Industries                              900                 16,290
                                                                         94,675
MISCELLANEOUS INVESTING (6.95%)
 Annaly Mortgage Management                          600                 11,640
 Anthracite Capital                                4,100                 54,325
 Brandywine Realty Trust                           1,200                 31,080
 Camden Property Trust                               400                 14,812
 Capital Automotive                                3,900                 93,054
 Capstead Mortgage                                 1,200                 27,000
 Colonial Properties Trust                           500                 19,475
 Commercial Net Lease Realty                       6,300                100,800
 Cornerstone Realty Income Trust                   1,700                 18,989
 Eastgroup Properties                                800                 20,384
 FelCor Lodging Trust                              1,900                 34,865
 Glenborough Realty Trust                          5,900                139,830
 Glimcher Realty Trust                             1,200                 22,080
 Healthcare Realty Trust                           1,200                 38,400
 Highwoods Properties                                400                 10,440
 HRPT Properties Trust                             4,500                 39,825
 JDN Realty                                        1,300                 16,211
 Koger Equity                                      1,300                 25,090
 Meristar Hospitality                              1,600                 24,400
 PS Business Parks                                 1,600                 55,920
 Redwood Trust                                     2,900                 89,900
 Summit Properties                                 1,900                 43,909
 Thornburg Mortgage                                2,300                 45,264
                                                                        977,693
MISCELLANEOUS MANUFACTURERS (0.07%)
 Wabtec                                              700                  9,639
MULTILEVEL DIRECT SELLING (0.28%)
 Nu Skin Enterprises                               2,700                 39,285
MULTIMEDIA (0.09%)
 Media General                                       200                 12,080
NETWORKING PRODUCTS (0.62%)
 Adaptec /1/                                         600                  4,734
 Anixter International /1/                         1,300                 30,212
 Black Box /1/                                       300                 12,219
 Cable Design Technologies /1/                     1,900                 20,425
 Computer Network Technology /1/                   1,900                 11,647
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (CONTINUED)
                                                                    $
 Ixia /1/                                          1,300                  7,566
                                                                         86,803
NON-FERROUS METALS (0.44%)
 RTI International Metals                          2,100                 25,515
 USEC                                              4,200                 36,960
                                                                         62,475
NON-HAZARDOUS WASTE DISPOSAL (0.09%)
 Casella Waste Systems /1/                         1,100                 13,211
NON-HOTEL GAMBLING (0.09%)
 Pinnacle Entertainment                            1,200                 12,756
OFFICE AUTOMATION & EQUIPMENT (0.13%)
 Ikon Office Solutions                             1,900                 17,860
OFFICE SUPPLIES & FORMS (0.45%)
 Standard Register                                 1,600                 54,704
 Wallace Computer Services                           400                  8,600
                                                                         63,304
OIL & GAS (0.10%)
 Spinnaker Exploration /1/                           400                 14,408
OIL & GAS DRILLING (0.15%)
 Atwood Oceanics /1/                                 300                 11,349
 Parker Drilling                                   2,900                  9,483
                                                                         20,832
OIL COMPANY-EXPLORATION & PRODUCTION (1.17%)
 Cabot Oil & Gas                                     600                 13,710
 Chesapeake Energy                                 2,100                 15,120
 Houston Exploration /1/                             900                 26,865
 Magnum Hunter Resources /1/                         520                    432
 Magnum Hunter Resources /1/                       1,900                 14,991
 Patina Oil & Gas                                    200                  5,484
 Plains Resources /1/                                200                  5,350
 Quicksilver Resources                               400                 10,256
 Tom Brown /1/                                       500                 14,175
 Unit /1/                                          2,300                 39,905
 Westport Resources                                1,100                 18,040
                                                                        164,328
OIL FIELD MACHINERY & EQUIPMENT (0.79%)
 Carbo Ceramics                                      500                 18,480
 Hydril                                              800                 21,440
 Lone Star Technologies /1/                        1,300                 29,770
 Lufkin Industries                                   600                 17,322
 Universal Compression Holdings /1/                1,000                 23,860
                                                                        110,872
OIL REFINING & MARKETING (0.50%)
 Frontier Oil                                      1,000                 17,420
 Tesoro Petroleum                                  4,600                 35,650
 WD-40                                               600                 16,656
                                                                         69,726
OIL-FIELD SERVICES (0.54%)
 Key Energy Services /1/                             700                  7,350
 Oceaneering International /1/                     1,900                 50,350
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (CONTINUED)
                                                                    $
 Tetra Technologies                                  700                 18,585
                                                                         76,285
OPTICAL SUPPLIES (0.39%)
 Ocular Sciences /1/                               1,100                 29,150
 Sola International /1/                            2,200                 25,300
                                                                         54,450
PAPER & RELATED PRODUCTS (0.43%)
 Louisiana-Pacific                                 1,200                 12,696
 Pope & Talbot                                       200                  3,746
 Schweitzer-Mauduit International                  1,300                 31,980
 Wausau-Mosinee Paper                              1,000                 12,050
                                                                         60,472
PHARMACY SERVICES (0.29%)
 Accredo Health /1/                                  543                 25,046
 Syncor International /1/                            500                 15,750
                                                                         40,796
PHYSICAL THERAPY & REHABILITATION CENTERS (0.10%)
 RehabCare Group /1/                                 600                 14,418
PIPELINES (0.16%)
 Western Gas Resources                               600                 22,440
POULTRY (0.45%)
 Pilgrims Pride                                    1,800                 25,200
 Sanderson Farms                                   1,500                 37,515
                                                                         62,715
POWER CONVERTER & SUPPLY EQUIPMENT (0.27%)
 Artesyn Technologies /1/                          1,200                  7,777
 C&D Technologies                                  1,700                 30,634
                                                                         38,411
PRINTING-COMMERCIAL (0.68%)
 Banta                                             1,200                 43,080
 Bowne                                             2,700                 39,798
 Consolidated Graphics /1/                           700                 13,139
                                                                         96,017
PROPERTY & CASUALTY INSURANCE (1.54%)
 CNA Surety                                        1,500                 22,035
 First American                                    1,400                 31,570
 Fremont General                                   5,100                 21,318
 LandAmerica Financial Group                       1,600                 50,400
 Ohio Casualty                                     1,700                 35,530
 PMA Capital                                         600                 12,690
 Selective Insurance Group                           700                 19,831
 State Auto Financial                              1,400                 22,960
                                                                        216,334
PUBLICLY TRADED INVESTMENT FUND (2.58%)
 iShares Russell 2000 Index Fund                   4,000                362,600
PUBLISHING-BOOKS (0.14%)
 Information Holdings /1/                            800                 19,520
PUBLISHING-NEWSPAPERS (0.33%)
 Pulitzer                                            900                 46,710
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RACETRACKS (0.11%)
                                                                    $
 Churchill Downs                                     400                 16,132
RADIO (0.17%)
 Cumulus Media /1/                                   600                  8,268
 Sirius Satellite Radio /1/                        1,500                  5,654
 Spanish Broadcasting System /1/                   1,000                 10,000
                                                                         23,922
REAL ESTATE MANAGEMENT & SERVICES (0.33%)
 Jones Lang LaSalle /1/                            1,900                 46,930
REAL ESTATE OPERATOR & DEVELOPER (0.02%)
 Corrections Corp. of America                        200                  3,460
RECREATIONAL VEHICLES (0.19%)
 Polaris Industries                                  200                 13,000
 Thor Industries                                     200                 14,252
                                                                         27,252
RENTAL-AUTO & EQUIPMENT (0.17%)
 Dollar Thrifty Automotive Group /1/                 800                 20,720
 Rent-Way /1/                                        300                  3,876
                                                                         24,596
RESORTS & THEME PARKS (0.21%)
 Vail Resorts /1/                                  1,700                 29,070
RESPIRATORY PRODUCTS (0.10%)
 Respironics /1/                                     400                 13,620
RETAIL-APPAREL & SHOE (1.76%)
 AnnTaylor Stores /1/                                300                  7,617
 Brown Shoe                                        1,300                 36,530
 Burlington Coat Factory Warehouse                   200                  4,250
 Charlotte Russe Holding /1/                         600                 13,398
 Charming Shoppes                                  2,700                 23,328
 Childrens Place /1/                                 400                 10,600
 Christopher & Banks /1/                             600                 25,380
 Dress Barn /1/                                      800                 12,376
 Finish Line                                       2,400                 43,008
 Genesco /1/                                       1,400                 34,090
 Men's Wearhouse /1/                                 200                  5,100
 Stein Mart /1/                                    1,200                 14,244
 Wet Seal /1/                                        750                 18,225
                                                                        248,146
RETAIL-ARTS & CRAFTS (0.44%)
 Michaels Stores /1/                               1,600                 62,400
RETAIL-AUTO PARTS (0.03%)
 CSK Auto /1/                                        300                  4,182
RETAIL-AUTOMOBILE (0.59%)
 Circuit City Stores /1/                             500                 11,020
 Copart /1/                                          850                 13,796
 Group 1 Automotive /1/                              400                 15,132
 Lithia Motors                                       700                 18,333
 Sonic Automotive /1/                                400                 10,300
 United Auto Group /1/                               700                 14,595
                                                                         83,176
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-CATALOG SHOPPING (0.10%)
                                                                    $
 MSC Industrial Direct                               700                 13,650
RETAIL-COMPUTER EQUIPMENT (0.20%)
 Electronics Boutique Holdings /1/                   500                 14,650
 Insight Enterprises /1/                             400                 10,076
 PC Connection                                       800                  3,280
                                                                         28,006
RETAIL-CONSUMER ELECTRONICS (0.17%)
 Tweeter Home Entertainment Group /1/                800                 13,072
 Ultimate Electronics /1/                            400                 10,364
                                                                         23,436
RETAIL-CONVENIENCE STORE (0.16%)
 Casey's General Stores                            1,900                 22,876
RETAIL-DISCOUNT (0.40%)
 ShopKo Stores                                     2,800                 55,944
RETAIL-DRUG STORE (0.06%)
 Longs Drug Stores                                   300                  8,463
RETAIL-GARDENING PROD (0.05%)
 Tractor Supply                                      100                  7,099
RETAIL-HAIR SALONS (0.15%)
 Regis                                               800                 21,615
RETAIL-HOME FURNISHINGS (0.43%)
 Haverty Furniture                                 1,400                 27,650
 Pier 1 Imports                                    1,600                 33,200
                                                                         60,850
RETAIL-MUSIC STORE (0.09%)
 Trans World Entertainment /1/                     2,200                 12,826
RETAIL-OFFICE SUPPLIES (0.36%)
 OfficeMax /1/                                     6,700                 39,463
 School Specialty /1/                                400                 10,624
                                                                         50,087
RETAIL-PAWN SHOPS (0.22%)
 Cash America International                        3,400                 31,280
RETAIL-REGIONAL DEPARTMENT STORE (0.26%)
 Dillards                                          1,400                 36,806
RETAIL-RESTAURANTS (2.04%)
 Applebees International                           1,200                 27,312
 Bob Evans Farms                                   1,200                 37,776
 California Pizza Kitchen /1/                        800                 19,840
 CBRL Group                                          400                 12,208
 Dave & Buster's                                     300                  3,642
 Landry's Seafood Restaurant                         700                 17,857
 Lone Star Steakhouse & Saloon                     3,400                 80,206
 Papa John's International /1/                       900                 30,051
 Rare Hospitality International /1/                1,500                 40,380
 Ruby Tuesday                                        600                 11,640
 Ryan's Family Steak Houses /1/                      500                  6,605
                                                                        287,517
RETAIL-SPORTING GOODS (0.03%)
 Sports Authority                                    400                  4,544
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-VIDEO RENTAL (0.34%)
                                                                    $
 Hollywood Entertainment /1/                       1,000                 20,680
 Movie Gallery                                     1,275                 26,928
                                                                         47,608
SAVINGS & LOANS-THRIFTS (2.65%)
 American Financial Holdings                       1,700                 50,864
 BankAtlantic Bancorp                              6,400                 77,120
 Bankunited Financial                              1,300                 25,207
 Commercial Federal                                2,100                 60,375
 Firstfed Financial                                1,000                 29,000
 Flagstar Bancorp.                                 1,600                 36,960
 PFF Bancorp                                       1,300                 49,920
 Seacoast Financial Services                       1,700                 42,619
                                                                        372,065
SCHOOLS (0.42%)
 Career Education /1/                                500                 22,500
 Corinthian Colleges /1/                             300                 10,167
 ITT Educational Services                          1,200                 26,160
                                                                         58,827
SEISMIC DATA COLLECTION (0.29%)
 Input/Output /1/                                  1,100                  9,900
 Veritas DGC /1/                                   2,400                 30,240
                                                                         40,140
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.39%)
 Anadigics /1/                                     1,000                  8,240
 Celeritek /1/                                       700                  4,620
 Globespan Virata                                    800                  3,096
 Pericom Semiconductor /1/                           700                  8,113
 Power Integrations /1/                              700                 12,684
 Triquint Semiconductor /1/                        1,800                 11,538
 Xicor /1/                                         1,700                  6,868
                                                                         55,159
SEMICONDUCTOR EQUIPMENT (0.72%)
 Asyst Technologies /1/                            1,400                 28,490
 Cohu                                                900                 15,552
 Entegris /1/                                      1,700                 24,820
 LTX /1/                                           1,100                 15,708
 Varian Semiconductor Equipment Associates
  /1/                                                500                 16,965
                                                                        101,535
SOFTWARE (0.24%)
 Intercept Group /1/                               1,600                 33,152
SOFTWARE TOOLS (0.07%)
 Borland Software /1/                                900                  9,270
STEEL PIPE & TUBE (0.19%)
 Maverick Tube /1/                                 1,000                 15,000
 Valmont Industries                                  600                 12,198
                                                                         27,198
STEEL-PRODUCERS (0.31%)
 Carpenter Technology                                900                 25,929
 Reliance Steel & Aluminum                           600                 18,174
                                                                         44,103
SUPERCONDUCTOR PRODUCTION & SYSTEMS (0.22%)
 Intermagnetics General /1/                        1,500                 30,300
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (0.45%)
                                                                    $
 Anaren Microwave /1/                                900                  7,776
 Andrew /1/                                        1,300                 18,629
 Arris Group /1/                                   1,100                  4,928
 Plantronics /1/                                     600                 11,406
 Somera Communications /1/                         2,100                 14,994
 Symmetricom /1/                                     900                  3,285
 Terayon /1/                                       1,300                  1,729
                                                                         62,747
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.20%)
 C-COR.net /1/                                     2,400                 16,800
 Harmonic /1/                                      3,200                 11,709
                                                                         28,509
TELECOMMUNICATION SERVICES (0.40%)
 Commonwealth Telephone Enterprises                  100                  4,024
 Inet Technologies /1/                             1,300                  8,775
 Intrado /1/                                       1,300                 25,168
 Leap Wireless International /1/                   1,300                  1,404
 Mastec /1/                                        1,900                 13,984
 Metro One Telecommunications /1/                    200                  2,792
                                                                         56,147
TELECOMMUNICATIONS (0.12%)
 Newport                                             800                 12,528
 US Unwired /1/                                    1,400                  3,920
                                                                         16,448
TELEPHONE-INTEGRATED (0.43%)
 Broadwing                                         1,800                  4,680
 CT Communications                                   800                 12,960
 IDT /1/                                           2,300                 38,916
 Talk America Holdings /1/                         1,100                  4,543
                                                                         61,099
TELEVISION (0.55%)
 Sinclair Broadcast Group /1/                      5,300                 77,168
TEXTILE-APPAREL (0.09%)
 Unifi                                             1,200                 13,080
THEATERS (0.02%)
 AMC Entertainment                                   200                  2,840
THERAPEUTICS (0.61%)
 Amylin Pharmaceuticals /1/                        1,400                 15,316
 Corixa /1/                                        1,800                 12,330
 Ilex Oncology /1/                                   800                 11,272
 Nabi Biopharmaceuticals /1/                       3,800                 17,974
 Praecis Pharmaceuticals /1/                       1,500                  5,220
 Progenics Pharmaceuticals                           600                  7,374
 Sangstat Medical /1/                                700                 16,086
                                                                         85,572
TOBACCO (0.19%)
 DIMON                                             1,800                 12,456
 Universal                                           400                 14,680
                                                                         27,136
TOYS (0.10%)
 Jakks Pacific /1/                                   800                 14,168
                                                  Shares
                                                   Held                Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-AIR FREIGHT (0.38%)
                                                                    $
 Airborne                                          1,800                 34,560
 EGL /1/                                           1,100                 18,656
                                                                         53,216
TRANSPORT-RAIL (0.29%)
 Florida East Coast Industries                       800                 20,240
 Kansas City Southern Industries                   1,200                 20,100
                                                                         40,340
TRANSPORT-TRUCK (1.01%)
 Arkansas Best                                     1,400                 35,672
 Landstar System /1/                                 300                 32,055
 Roadway Express                                   1,100                 39,523
 Werner Enterprises                                  600                 12,786
 Yellow                                              700                 22,680
                                                                        142,716
TRUCKING & LEASING (0.23%)
 Ryder System                                      1,200                 32,508
VITAMINS & NUTRITION PRODUCTS (0.18%)
 NBTY /1/                                          1,600                 24,768
WEB PORTALS (0.27%)
 Earthlink /1/                                     1,000                  6,720
 Overture Services /1/                             1,000                 24,400
 Trizetto Group /1/                                  300                  2,565
 United Online                                       300                  3,606
                                                                         37,291
WIRE & CABLE PRODUCTS (0.31%)
 Belden                                            1,800                 37,512
 General Cable                                     1,000                  6,300
                                                                         43,812
WIRELESS EQUIPMENT (0.40%)
 American Tower                                    1,100                  3,795
 Audiovox /1/                                      2,900                 23,055
 DMC Stratex Networks /1/                          1,400                  2,814
 Powerwave Technologies /1/                        2,000                 18,320
 Viasat /1/                                        1,000                  8,430
                                                                         56,414
                                    TOTAL COMMON STOCKS              13,924,340
                                                                    -----------

                   TOTAL PORTFOLIO INVESTMENTS (98.99%)              13,924,340
CASH AND RECEIVABLES, NET OF LIABILITIES (1.01%)                        142,547
                             TOTAL NET ASSETS (100.00%)             $14,066,887
                                                                    -------------


1    Non-income producing security.


See accompanying notes.

                                      130



                            SCHEDULE OF INVESTMENTS
                                 MIDCAP ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)

                                                 Shares
                                                  Held                 Value
---------------------------------------------------------------------------------------
COMMON STOCKS (91.46%)
AEROSPACE & DEFENSE (2.53%)
 Northrop Grumman                                 28,100            $  3,512,500
 Raytheon                                         85,900               3,500,425
                                                                       7,012,925
AEROSPACE & DEFENSE EQUIPMENT (0.88%)
 Alliant Techsystems /1/                          38,200               2,437,160
APPAREL MANUFACTURERS (0.48%)
 Polo Ralph Lauren /1/                            59,600               1,335,040
APPLICATIONS SOFTWARE (0.64%)
 Intuit /1/                                       35,900               1,784,948
BEVERAGES-NON-ALCOHOLIC (0.59%)
 Coca-Cola Enterprises                            73,400               1,620,672
BUILDING PRODUCTS-AIR & HEATING (0.47%)
 American Standard /1/                            17,500               1,314,250
BUILDING PRODUCTS-WOOD (1.24%)
 Rayonier                                         70,000               3,439,100
BUILDING-MAINTENANCE & SERVICE (0.30%)
 Ecolab                                           18,000                 832,140
CASINO SERVICES (3.24%)
 International Game Technology                   158,200               8,969,940
CHEMICALS-SPECIALTY (0.32%)
 Sigma-Aldrich                                    17,600                 882,640
COMMERCIAL BANKS (4.02%)
 M&T Bank                                         20,100               1,723,776
 Marshall & Ilsley                                28,000                 851,760
 North Fork Bancorp.                              68,620               2,731,762
 TCF Financial                                   118,710               5,828,661
                                                                      11,135,959
COMMERCIAL SERVICE-FINANCE (3.06%)
 Deluxe                                           57,400               2,232,286
 Dun & Bradstreet /1/                             77,900               2,574,595
 H&R Block                                        79,700               3,678,155
                                                                       8,485,036
COMMERCIAL SERVICES (1.31%)
 Arbitron                                         54,400               1,697,280
 Servicemaster                                   141,675               1,943,781
                                                                       3,641,061
COMPUTER SERVICES (4.35%)
 Bisys Group /1/                                  46,650               1,553,445
 Ceridian /1/                                    206,100               3,911,778
 DST Systems /1/                                  26,500               1,211,315
 Sungard Data Systems /1/                        190,900               5,055,032
 Unisys                                           36,200                 325,800
                                                                      12,057,370
                                                 Shares
                                                  Held                 Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (0.56%)
 Diebold                                          41,300            $  1,538,012
CONSUMER PRODUCTS-MISCELLANEOUS (0.57%)
 Dial                                             78,300               1,567,566
COSMETICS & TOILETRIES (0.49%)
 International Flavors & Fragrances               41,800               1,358,082
DATA PROCESSING & MANAGEMENT (0.76%)
 Fair, Isaac                                      22,050                 724,783
 Reynolds & Reynolds                              19,200                 536,640
 SEI Investments                                  29,775                 838,762
                                                                       2,100,185
DENTAL SUPPLIES & EQUIPMENT (0.65%)
 Dentsply International                           49,100               1,812,281
DIVERSIFIED MANUFACTURING OPERATIONS (1.09%)
 Cooper Industries                                42,200               1,658,460
 ITT Industries                                   19,400               1,369,640
                                                                       3,028,100
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.72%)
 Viad                                             76,400               1,986,400
ELECTRIC-INTEGRATED (2.60%)
 Alliant Energy                                   85,800               2,205,060
 Ameren                                           70,717               3,041,538
 Exelon                                           37,300               1,950,790
                                                                       7,197,388
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.29%)
 Gentex /1/                                       28,800                 791,136
FINANCE-CONSUMER LOANS (0.83%)
 SLM                                              23,700               2,296,530
FINANCE-INVESTMENT BANKER & BROKER (0.76%)
 Lehman Brothers Holdings                         33,550               2,097,546
FINANCE-MORTGAGE LOAN/BANKER (0.70%)
 Countrywide Credit Industries                    39,953               1,927,732
FINANCIAL GUARANTEE INSURANCE (0.97%)
 AMBAC Financial Group                            13,600                 916,640
 PMI Group                                        46,600               1,780,120
                                                                       2,696,760
FOOD-DAIRY PRODUCTS (0.51%)
 Dean Foods /1/                                   38,000               1,417,400
FOOD-MISCELLANEOUS/DIVERSIFIED (0.72%)
 McCormick                                        77,300               1,990,475
FORESTRY (1.15%)
 Plum Creek Timber                               103,868               3,178,361
                                                 Shares
                                                  Held                 Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GOLD MINING (1.10%)
 Barrick Gold                                     88,000            $  1,671,120
 Newmont Mining                                   52,000               1,369,160
                                                                       3,040,280
HEALTH & BIOTECHNOLOGY (1.43%)
 Pharmaceutical HOLDRs                            51,300               3,968,055
HOSPITAL BEDS & EQUIPMENT (1.14%)
 Hillenbrand Industries                           56,436               3,168,881
HOTELS & MOTELS (0.84%)
 Marriott International                           61,000               2,321,050
INSTRUMENTS-CONTROLS (0.60%)
 Johnson Controls                                 20,400               1,664,844
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.55%)
 Federated Investors                              43,900               1,517,623
LIFE & HEALTH INSURANCE (1.47%)
 Aflac                                            58,400               1,868,800
 Nationwide Financial Services                    27,300               1,078,350
 Torchmark                                        29,400               1,123,080
                                                                       4,070,230
LOTTERY SERVICES (0.66%)
 Gtech Holdings /1/                               71,600               1,828,664
MACHINERY-PUMPS (0.24%)
 Graco                                            26,250                 672,263
MEDICAL INFORMATION SYSTEM (2.87%)
 IMS Health                                      442,600               7,944,670
MEDICAL INSTRUMENTS (4.26%)
 Beckman Coulter                                  54,500               2,719,550
 Biomet                                           71,850               1,948,572
 Boston Scientific /1/                            80,925               2,372,721
 Guidant                                         101,300               3,062,299
 St. Jude Medical                                 23,000               1,700,620
                                                                      11,803,762
MEDICAL PRODUCTS (0.69%)
 Varian Medical Systems                           47,200               1,913,960
MEDICAL-BIOMEDICAL/GENE (0.75%)
 Biogen /1/                                       49,990               2,071,086
MEDICAL-DRUGS (0.53%)
 Medimmune /1/                                    56,100               1,481,040
MEDICAL-HMO (0.34%)
 Anthem /1/                                       14,060                 945,113
MEDICAL-HOSPITALS (2.07%)
 Health Management Associates /1/                148,500               2,992,275
                                                 Shares
                                                  Held                 Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (CONTINUED)
 Universal Health Services                        55,900            $  2,739,100
                                                                       5,731,375
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.79%)
 AmerisourceBergen                                65,400               4,970,400
METAL-DIVERSIFIED (0.73%)
 Freeport-McMoran Copper & Gold                  113,200               2,020,620
MISCELLANEOUS INVESTING (7.50%)
 AMB Property                                    120,300               3,729,300
 Boston Properties                                67,400               2,692,630
 Equity Residential Properties Trust             124,400               3,576,500
 Hospitality Properties Trust                     43,400               1,584,100
 Kimco Realty                                    110,100               3,687,249
 Prologis Trust                                  114,000               2,964,000
 Public Storage                                   68,200               2,530,220
                                                                      20,763,999
NON-HAZARDOUS WASTE DISPOSAL (0.68%)
 Republic Services /1/                            99,100               1,889,837
OIL COMPANY-EXPLORATION & PRODUCTION (0.95%)
 Devon Energy                                     53,600               2,641,408
OIL COMPANY-INTEGRATED (0.58%)
 Marathon Oil                                     59,100               1,602,792
OIL FIELD MACHINERY & EQUIPMENT (0.41%)
 National-Oilwell /1/                             54,300               1,143,015
OIL REFINING & MARKETING (0.64%)
 Valero Energy                                    47,300               1,769,966
OIL-FIELD SERVICES (0.99%)
 BJ Services /1/                                  33,200               1,124,816
 Weatherford International                        37,300               1,611,360
                                                                       2,736,176
PAPER & RELATED PRODUCTS (0.84%)
 Boise Cascade                                    67,100               2,316,963
PIPELINES (0.62%)
 Questar                                          68,900               1,712,854
PRINTING-COMMERCIAL (1.05%)
 Valassis Communications                          79,600               2,905,400
PROPERTY & CASUALTY INSURANCE (0.80%)
 Fidelity National Financial                      58,800               1,858,080
 Leucadia National                                11,600                 367,256
                                                                       2,225,336
PUBLICLY TRADED INVESTMENT FUND (5.97%)
 iShares Russell 2000 Index Fund                  29,700               2,692,305
 iShares S&P MidCap 400 Fund                      27,200               2,651,456
 iShares S&P SmallCap 600 Index Fund              24,900               2,863,500
                                                 Shares
                                                  Held                 Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLICLY TRADED INVESTMENT FUND (CONTINUED)
 Standard & Poor's MidCap 400 Depository
  Receipts                                        92,670            $  8,317,133
                                                                      16,524,394
REINSURANCE (0.70%)
 Everest Re Group                                 34,700               1,941,465
RETAIL-JEWELRY (0.42%)
 Tiffany                                          33,150               1,166,880
RETAIL-TOY STORE (0.91%)
 Toys R Us /1/                                   143,600               2,508,692
SAVINGS & LOANS-THRIFTS (1.94%)
 Charter One Financial                            93,427               3,212,020
 Golden State Bancorp                             59,800               2,167,750
                                                                       5,379,770
TELEPHONE-INTEGRATED (1.45%)
 CenturyTel                                      136,176               4,017,192
TOBACCO (4.17%)
 RJ Reynolds Tobacco Holdings                     95,500               5,133,125
 UST                                             188,800               6,419,200
                                                                      11,552,325
TOYS (0.95%)
 Mattel                                          125,200               2,630,452
WATER (1.03%)
 American Water Works                             66,300               2,864,823
                                    TOTAL COMMON STOCKS              253,359,850




                                                Principal
                                                 Amount                  Value
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (7.96%)
DIVERSIFIED FINANCIAL SERVICES (4.71%)
 Investment in Joint Trading Account;
  General Electric Capital
  1.98%; 07/01/02                              $13,041,305            $13,041,305
FINANCE-CREDIT CARD (0.83%)
 American Express Credit
  1.65%; 07/01/02                              2,300,000              2,299,789
FINANCE-INVESTMENT BANKER & BROKER (0.30%)
 Salomon Smith Barney Holdings
  1.75%; 07/01/02                              845,000                844,918


FINANCE-LEASING COMPANY (2.12%)

 International Lease Finance

  1.95%; 07/01/02                    5,865,000                 5,864,365


                         TOTAL COMMERCIAL PAPER               22,050,377
                                                            ------------



           TOTAL PORTFOLIO INVESTMENTS (99.42%)              275,410,227
CASH AND RECEIVABLES, NET OF
 LIABILITIES (0.58%)                                           1,603,559
                     TOTAL NET ASSETS (100.00%)             $277,013,786

                                                            --------------


/1 /Non-income producing security.
See accompanying notes.

                                      133



                            SCHEDULE OF INVESTMENTS
                             MIDCAP GROWTH ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)

                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (97.30%)
ADVANCED MATERIALS & PRODUCTS (0.43%)
                                                                     $
 Foamex International                               9,400                104,434
APPAREL MANUFACTURERS (0.87%)
 Jones Apparel Group /1/                            5,700                213,750
APPLICATIONS SOFTWARE (1.26%)
 Citrix Systems /1/                                 8,300                 50,132
 Compuware /1/                                     14,850                 90,139
 Mercury Interactive /1/                            3,800                 87,248
 Serena Software /1/                                6,000                 82,184
                                                                         309,703
ATHLETIC EQUIPMENT (0.36%)
 Nautilus Group /1/                                 2,900                 88,740
AUDIO & VIDEO PRODUCTS (0.31%)
 Polycom /1/                                        6,300                 75,537
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.44%)
 American Axle & Manufacturing Holdings /1/         8,000                237,920
 Dura Automotive Systems /1/                        5,500                114,125
                                                                         352,045
BEVERAGES-NON-ALCOHOLIC (1.33%)
 Pepsi Bottling Group                              10,600                326,480
BUILDING-RESIDENTIAL & COMMERCIAL (1.57%)
 Beazer Homes /1/                                   1,639                131,120
 Hovnanian Enterprises                              3,500                125,580
 NVR                                                  400                129,200
                                                                         385,900
CASINO SERVICES (0.99%)
 International Game Technology                      4,300                243,810
CELLULAR TELECOMMUNICATIONS (0.11%)
 US Cellular /1/                                    1,100                 27,995
CHEMICALS-SPECIALTY (0.92%)
 Cabot                                              2,900                 82,360
 Cabot Microelectronics /1/                         1,900                 82,004
 Eastman Chemical                                   1,300                 60,970
                                                                         225,334
CIRCUIT BOARDS (0.26%)
 Jabil Circuit /1/                                  3,000                 63,330
COAL (0.23%)
 Consol Energy                                      2,600                 55,250
COATINGS & PAINT (0.40%)
 RPM                                                6,400                 97,600
COMMERCIAL BANKS (0.29%)
 City National                                      1,300                 69,875
COMMERCIAL SERVICE-FINANCE (2.55%)
 Equifax                                            6,100                164,700
 H&R Block                                          3,600                166,140
 Moody's                                            5,900                293,525
                                                                         624,365
COMMERCIAL SERVICES (0.44%)
 Convergys /1/                                      5,500                107,140
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER AIDED DESIGN (0.82%)
                                                                     $
 Autodesk                                           6,000                 79,500
 Cadence Design Systems /1/                         7,500                120,900
                                                                         200,400
COMPUTER SERVICES (2.81%)
 DST Systems /1/                                    5,000                228,550
 Sungard Data Systems /1/                          14,400                381,312
 Unisys                                             8,800                 79,200
                                                                         689,062
COMPUTERS-INTEGRATED SYSTEMS (1.98%)
 Brocade Communications System /1/                  9,000                157,320
 Jack Henry & Associates                            4,400                 73,436
 Mentor Graphics                                    4,600                 65,412
 Synopsys /1/                                       3,469                190,136
                                                                         486,304
COMPUTERS-PERIPHERAL EQUIPMENT (1.26%)
 Lexmark International /1/                          5,700                310,080
CONSULTING SERVICES (0.75%)
 Right Management Consultants /1/                   7,000                184,093
CONTAINERS-METAL & GLASS (0.34%)
 Owens-Illinois /1/                                 6,100                 83,814
COSMETICS & TOILETRIES (0.45%)
 Avon Products                                      2,100                109,704
DATA PROCESSING & MANAGEMENT (1.83%)
 Fiserv /1/                                        12,250                449,697
DENTAL SUPPLIES & EQUIPMENT (0.75%)
 Dentsply International                             4,950                182,704
DIAGNOSTIC EQUIPMENT (0.26%)
 Cytyc /1/                                          8,400                 64,008
DIAGNOSTIC KITS (0.41%)
 Idexx Laboratories /1/                             3,900                100,581
DISTRIBUTION-WHOLESALE (0.31%)
 Tech Data /1/                                      2,000                 75,700
DIVERSIFIED MANUFACTURING OPERATIONS (1.40%)
 Cooper Industries                                  2,400                 94,320
 Danaher                                            1,500                 99,525
 SPX                                                1,270                149,225
                                                                         343,070
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.89%)
 Viad                                               8,400                218,400
DRUG DELIVERY SYSTEMS (0.17%)
 Andrx Group /1/                                    1,500                 40,455
E-COMMERCE-SERVICES (0.41%)
 Expedia /1/                                        1,700                100,793
ELECTRIC-INTEGRATED (0.51%)
 Entergy                                            2,000                 84,880
 XCEL Energy                                        2,350                 39,410
                                                                         124,290
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.67%)
                                                                     $
 Vishay Intertechnology /1/                         7,500                165,000
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.36%)
 ESS Technology /1/                                 9,600                168,384
 Microchip Technology /1/                          10,100                277,043
 Nvidia /1/                                         3,300                 56,694
 QLogic /1/                                         5,300                201,930
 Semtech /1/                                        4,500                120,150
                                                                         824,201
ELECTRONICS-MILITARY (0.53%)
 L-3 Communications Holdings /1/                    2,400                129,600
ENTERPRISE SOFTWARE & SERVICE (0.76%)
 Advent Software /1/                                3,300                 84,810
 Sybase /1/                                         9,700                102,335
                                                                         187,145
ENTERTAINMENT SOFTWARE (1.29%)
 Electronic Arts /1/                                4,800                317,040
FINANCE-AUTO LOANS (0.62%)
 AmeriCredit /1/                                    5,400                151,470
FINANCE-CONSUMER LOANS (1.58%)
 SLM                                                4,000                387,600
FINANCE-INVESTMENT BANKER & BROKER (0.52%)
 Bear Stearns                                       2,100                128,205
FOOD-MEAT PRODUCTS (0.29%)
 Smithfield Foods /1/                               3,800                 70,490
FOOD-MISCELLANEOUS/DIVERSIFIED (0.68%)
 General Mills                                      3,800                167,504
FOOD-RETAIL (0.88%)
 Whole Foods Market /1/                             3,000                144,660
 Winn-Dixie Stores                                  4,500                 70,155
                                                                         214,815
HEALTH CARE COST CONTAINMENT (0.90%)
 Caremark Rx /1/                                   13,300                219,450
IDENTIFICATION SYSTEM-DEVELOPMENT (0.30%)
 Symbol Technologies                                8,550                 72,675
INSTRUMENTS-CONTROLS (0.43%)
 Johnson Controls                                   1,300                106,093
INSTRUMENTS-SCIENTIFIC (1.33%)
 Applied Biosystems Group                           8,500                165,665
 Waters /1/                                         6,000                160,200
                                                                         325,865
INSURANCE BROKERS (0.73%)
 Arthur J. Gallagher                                5,200                180,180
INTERNET SECURITY (1.55%)
 Check Point Software Technologies /1/              7,100                 96,276
 Symantec /1/                                       8,600                282,510
                                                                         378,786
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.13%)
 BlackRock /1/                                      2,300                101,890
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INVESTMENT MANAGEMENT & ADVISORY SERVICES (CONTINUED)
                                                                     $
 Federated Investors                                5,100                176,307
                                                                         278,197
LASERS-SYSTEMS & COMPONENTS (0.25%)
 Electro Scientific Industries /1/                  2,500                 60,750
MEDICAL INFORMATION SYSTEM (0.93%)
 IMS Health                                        12,700                227,965
MEDICAL INSTRUMENTS (2.99%)
 Apogent Technologies /1/                           3,600                 74,052
 Biomet                                             4,050                109,836
 Guidant                                            7,400                223,702
 St. Jude Medical                                   4,400                325,336
                                                                         732,926
MEDICAL LABORATORY & TESTING SERVICE (1.40%)
 Quest Diagnostics /1/                              4,000                344,200
MEDICAL PRODUCTS (0.72%)
 Henry Schein /1/                                   2,300                102,350
 Stryker                                            1,400                 74,914
                                                                         177,264
MEDICAL-BIOMEDICAL/GENE (1.91%)
 Chiron /1/                                         2,500                 88,375
 Genzyme /1/                                        7,000                134,680
 Idec Pharmaceuticals /1/                           5,100                180,795
 Invitrogen /1/                                     2,000                 64,020
                                                                         467,870
MEDICAL-DRUGS (4.34%)
 Allergan                                           1,300                 86,775
 Forest Laboratories /1/                            2,100                148,680
 ICN Pharmaceuticals                                5,200                125,892
 IVAX                                               8,375                 90,450
 King Pharmaceuticals /1/                          10,400                231,400
 Medimmune /1/                                      8,600                227,040
 SICOR                                              8,300                153,882
                                                                       1,064,119
MEDICAL-GENERIC DRUGS (2.01%)
 Barr Laboratories /1/                              2,400                152,472
 Mylan Laboratories                                 5,400                169,290
 Watson Pharmaceutical /1/                          6,800                171,836
                                                                         493,598
MEDICAL-HMO (1.55%)
 Oxford Health Plans /1/                            5,000                232,300
 UnitedHealth Group                                 1,600                146,480
                                                                         378,780
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.12%)
 AmerisourceBergen                                  3,600                273,600
METAL PROCESSORS & FABRICATION (0.40%)
 Precision Castparts                                3,000                 99,000
MOTION PICTURES & SERVICES (0.17%)
 Macrovision /1/                                    3,100                 40,641
NETWORKING PRODUCTS (1.38%)
 Anixter International /1/                          3,900                 90,636
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (CONTINUED)
                                                                     $
 Black Box /1/                                      2,000                 81,460
 Network Appliance /1/                             13,300                165,452
                                                                         337,548
NON-HAZARDOUS WASTE DISPOSAL (0.36%)
 Republic Services /1/                              4,600                 87,722
OFFICE SUPPLIES & FORMS (0.70%)
 John H. Harland                                    6,000                171,840
OIL & GAS DRILLING (1.93%)
 Ensco International                                6,000                163,560
 GlobalSantaFe                                      4,854                132,757
 Nabors Industries /1/                              5,000                175,750
                                                                         472,067
OIL COMPANY-EXPLORATION & PRODUCTION (2.84%)
 Apache                                             3,080                177,038
 Devon Energy                                       1,500                 73,920
 Newfield Exploration /1/                           3,400                126,378
 Patina Oil & Gas                                   4,875                133,673
 XTO Energy                                         9,000                185,400
                                                                         696,409
OIL FIELD MACHINERY & EQUIPMENT (0.42%)
 Universal Compression Holdings /1/                 4,300                102,598
OIL REFINING & MARKETING (0.38%)
 Valero Energy                                      2,500                 93,550
OIL-FIELD SERVICES (0.88%)
 BJ Services /1/                                    3,400                115,192
 Superior Energy Services /1/                       9,800                 99,470
                                                                         214,662
PAPER & RELATED PRODUCTS (0.42%)
 Rock-Tenn                                          5,600                102,760
PHARMACY SERVICES (1.29%)
 AdvancePCS /1/                                     5,000                119,700
 Express Scripts /1/                                3,900                195,429
                                                                         315,129
PUBLISHING-BOOKS (0.32%)
 Scholastic /1/                                     2,100                 79,590
PUBLISHING-NEWSPAPERS (0.40%)
 Lee Enterprises                                    2,800                 98,000
REGIONAL BANKS (0.36%)
 Union Planters                                     2,700                 87,399
REINSURANCE (0.49%)
 RenaissanceRe Holdings                             3,300                120,780
RESEARCH & DEVELOPMENT (0.71%)
 Pharmaceutical Product Development /1/             6,600                173,844
RETAIL-APPAREL & SHOE (1.56%)
 Abercrombie & Fitch /1/                            6,300                151,956
 American Eagle Outfitters /1/                      5,000                105,700
 Talbots                                            3,600                126,000
                                                                         383,656
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-AUTOMOBILE (0.41%)
                                                                     $
 Sonic Automotive /1/                               3,900                100,425
RETAIL-BEDDING (1.43%)
 Bed Bath & Beyond /1/                              9,300                350,982
RETAIL-CONSUMER ELECTRONICS (1.50%)
 Best Buy /1/                                       7,800                283,140
 Rex Stores                                         6,200                 84,940
                                                                         368,080
RETAIL-DISCOUNT (1.35%)
 BJ's Wholesale Club /1/                            3,100                119,350
 Dollar Tree Stores /1/                             2,900                114,289
 TJX                                                5,000                 98,050
                                                                         331,689
RETAIL-JEWELRY (0.66%)
 Tiffany                                            4,600                161,920
RETAIL-MAIL ORDER (1.30%)
 Williams-Sonoma /1/                               10,400                318,864
RETAIL-OFFICE SUPPLIES (1.03%)
 Staples /1/                                       12,800                252,160
RETAIL-RESTAURANTS (2.56%)
 Bob Evans Farms                                    4,700                147,956
 Brinker International /1/                          7,200                228,600
 Darden Restaurants                                10,200                251,940
                                                                         628,496
SCHOOLS (1.30%)
 Apollo Group /1/                                   8,100                319,302
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.17%)
 Genesis Microchip /1/                              5,000                 41,700
SEMICONDUCTOR EQUIPMENT (2.89%)
 Kla-Tencor /1/                                     7,400                325,526
 Lam Research /1/                                   6,400                115,072
 Novellus Systems /1/                               7,900                268,600
                                                                         709,198
TELECOMMUNICATION EQUIPMENT (1.06%)
 Harris                                             4,100                149,035
 Scientific-Atlanta                                 6,700                110,215
                                                                         259,250
TOBACCO (0.46%)
 UST                                                3,300                112,200
TRANSPORT-SERVICES (0.60%)
 United Parcel Service                              2,400                148,200
TRAVEL SERVICES (0.66%)
 Hotels.com /1/                                     1,400                 59,122
 Sabre Holdings /1/                                 2,900                103,820
                                                                         162,942
WEB PORTALS (1.03%)
 Overture Services /1/                              5,000                122,000
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WEB PORTALS (CONTINUED)
                                                                     $
 Yahoo /1/                                          8,900                131,364
                                                                         253,364
                                     TOTAL COMMON STOCKS              23,855,798
                                                                     -----------

                    TOTAL PORTFOLIO INVESTMENTS (97.30%)              23,855,798
CASH AND RECEIVABLES, NET OF LIABILITIES (2.70%)                         662,825
                              TOTAL NET ASSETS (100.00%)             $24,518,623
                                                                     -------------



/1 /Non-income producing security.
See accompanying notes.

                                      137



                            SCHEDULE OF INVESTMENTS
                          MIDCAP GROWTH EQUITY ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)

                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (92.64%)
ADVERTISING SALES (0.50%)
                                                                  $
 Lamar Advertising /1/                             940                34,977
ADVERTISING SERVICES (0.68%)
 Getty Images /1/                                2,210                48,112
AEROSPACE & DEFENSE EQUIPMENT (0.50%)
 Alliant Techsystems /1/                           555                35,409
APPLICATIONS SOFTWARE (1.54%)
 Intuit /1/                                      1,150                57,178
 Mercury Interactive /1/                         2,260                51,890
                                                                     109,068
BEVERAGES-NON-ALCOHOLIC (0.79%)
 Pepsi Bottling Group                            1,810                55,748
BUILDING-MAINTENANCE & SERVICE (0.96%)
 Ecolab                                          1,460                67,496
CASINO HOTELS (0.65%)
 MGM Mirage                                      1,350                45,563
CIRCUIT BOARDS (0.78%)
 Jabil Circuit /1/                               2,600                54,886
COMMERCIAL BANKS (0.77%)
 Zions Bancorp                                   1,040                54,184
COMPUTER SERVICES (3.61%)
 Affiliated Computer Services /1/                1,240                58,875
 Bisys Group /1/                                 2,300                76,590
 DST Systems /1/                                 1,240                56,680
 Sungard Data Systems /1/                        2,360                62,493
                                                                     254,638
COMPUTERS-INTEGRATED SYSTEMS (1.57%)
 Brocade Communications System /1/               6,340               110,823
COMPUTERS-MEMORY DEVICES (0.57%)
 Veritas Software /1/                            2,030                40,174
COMPUTERS-PERIPHERAL EQUIPMENT (1.03%)
 Lexmark International /1/                       1,340                72,896
CONSULTING SERVICES (0.45%)
 KPMG Consulting /1/                             2,140                31,800
CONTAINERS-METAL & GLASS (0.63%)
 Ball                                            1,070                44,384
DATA PROCESSING & MANAGEMENT (1.28%)
 Certegy /1/                                       980                36,348
 Fiserv /1/                                      1,480                54,331
                                                                      90,679
DENTAL SUPPLIES & EQUIPMENT (1.06%)
 Dentsply International                          2,035                75,112
DISTRIBUTION-WHOLESALE (0.79%)
 Tech Data /1/                                   1,470                55,640
DIVERSIFIED MANUFACTURING OPERATIONS (0.67%)
 SPX                                               400                47,000
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
E-COMMERCE-PRODUCTS (0.70%)
                                                                  $
 Amazon.com /1/                                  3,030                49,238
ELECTRIC PRODUCTS-MISCELLANEOUS (0.53%)
 Molex                                           1,110                37,218
ELECTRIC-INTEGRATED (0.94%)
 DTE Energy                                        840                37,498
 Edison International                            1,710                29,070
                                                                      66,568
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.22%)
 Vishay Intertechnology /1/                      3,900                85,800
ELECTRONIC COMPONENTS-SEMICONDUCTOR (6.39%)
 Broadcom /1/                                    6,500               114,010
 Fairchild Semiconductor International /1/       2,780                67,554
 Microchip Technology /1/                        2,435                66,792
 National Semiconductor /1/                      1,870                54,548
 PMC - Sierra /1/                                6,300                58,401
 QLogic /1/                                      2,350                89,535
                                                                     450,840
ELECTRONICS-MILITARY (0.62%)
 L-3 Communications Holdings /1/                   810                43,740
ENTERTAINMENT SOFTWARE (1.83%)
 Electronic Arts /1/                             1,190                78,599
 THQ                                             1,690                50,396
                                                                     128,995
FIDUCIARY BANKS (0.87%)
 Investors Financial Services                    1,840                61,714
FINANCE-AUTO LOANS (0.82%)
 AmeriCredit /1/                                 2,060                57,783
FINANCE-INVESTMENT BANKER & BROKER (2.01%)
 Bear Stearns                                    1,270                77,534
 Legg Mason                                      1,310                64,465
                                                                     141,999
FOOD-MISCELLANEOUS/DIVERSIFIED (0.58%)
 Kellogg                                         1,150                41,239
FOOD-RETAIL (0.29%)
 Whole Foods Market /1/                            420                20,252
HEALTH CARE COST CONTAINMENT (0.82%)
 Caremark Rx /1/                                 3,500                57,750
HOTELS & MOTELS (1.68%)
 Hilton Hotels                                   3,680                51,152
 Starwood Hotels & Resorts Worldwide             2,050                67,424
                                                                     118,576
INSURANCE BROKERS (0.56%)
 Arthur J. Gallagher                             1,150                39,848
INTERNET SECURITY (0.80%)
 Symantec /1/                                    1,730                56,830
LIFE & HEALTH INSURANCE (0.55%)
 Jefferson-Pilot                                   820                38,720
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (2.38%)
                                                                  $
 Biomet                                          2,530                68,614
 St. Jude Medical                                1,340                99,079
                                                                     167,693
MEDICAL LABORATORY & TESTING SERVICE (2.28%)
 Laboratory Corp. of America Holdings /1/        1,530                69,844
 Quest Diagnostics /1/                           1,060                91,213
                                                                     161,057
MEDICAL PRODUCTS (2.46%)
 Henry Schein /1/                                1,680                74,760
 Varian Medical Systems                          1,120                45,416
 Zimmer Holdings /1/                             1,500                53,490
                                                                     173,666
MEDICAL-BIOMEDICAL/GENE (0.49%)
 Idec Pharmaceuticals /1/                          970                34,387
MEDICAL-DRUGS (3.60%)
 Cephalon /1/                                      950                42,940
 King Pharmaceuticals /1/                        2,686                59,763
 Medimmune /1/                                   3,724                98,314
 Shire Pharmaceuticals /1/                       2,070                53,427
                                                                     254,444
MEDICAL-HMO (2.47%)
 Anthem /1/                                      1,010                67,892
 Wellpoint Health Networks /1/                   1,370               106,600
                                                                     174,492
MEDICAL-HOSPITALS (2.21%)
 LifePoint Hospitals /1/                           950                34,494
 Triad Hospitals /1/                             1,050                44,856
 Universal Health Services                       1,570                76,930
                                                                     156,280
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.68%)
 AmerisourceBergen                               1,560               118,560
NETWORKING PRODUCTS (1.45%)
 Emulex /1/                                      2,440                54,925
 Extreme Networks /1/                            4,890                47,775
                                                                     102,700
OFFICE SUPPLIES & FORMS (0.79%)
 Avery Dennison                                    890                55,847
OIL & GAS DRILLING (0.40%)
 Nabors Industries /1/                             800                28,120
OIL COMPANY-EXPLORATION & PRODUCTION (3.11%)
 Burlington Resources                              920                34,960
 Kerr-McGee                                        610                32,665
 Murphy Oil                                        820                67,650
 Pogo Producing                                  1,280                41,754
 XTO Energy                                      2,050                42,230
                                                                     219,259
OIL-FIELD SERVICES (2.74%)
 BJ Services /1/                                 2,560                86,733
 Tidewater                                       1,210                39,833
 Weatherford International                       1,550                66,960
                                                                     193,526
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (1.38%)
                                                                  $
 Boise Cascade                                   1,160                40,055
 Bowater                                         1,060                57,632
                                                                      97,687
PHARMACY SERVICES (0.94%)
 Express Scripts /1/                             1,320                66,145
POULTRY (0.60%)
 Tyson Foods                                     2,740                42,497
RADIO (0.40%)
 Cumulus Media /1/                               2,060                28,387
RETAIL-APPAREL & SHOE (0.79%)
 Limited                                         2,620                55,806
RETAIL-ARTS & CRAFTS (0.45%)
 Michaels Stores /1/                               810                31,590
RETAIL-AUTO PARTS (0.51%)
 Autozone /1/                                      470                36,331
RETAIL-AUTOMOBILE (0.63%)
 Sonic Automotive /1/                            1,740                44,805
RETAIL-BEDDING (1.15%)
 Bed Bath & Beyond /1/                           2,150                81,141
RETAIL-COMPUTER EQUIPMENT (0.68%)
 CDW Computer Centers /1/                        1,020                47,746
RETAIL-CONSUMER ELECTRONICS (0.46%)
 Circuit City Stores                             1,750                32,813
RETAIL-DISCOUNT (2.20%)
 Big Lots /1/                                    1,950                38,376
 Dollar Tree Stores /1/                            940                37,045
 Family Dollar Stores                            2,260                79,665
                                                                     155,086
RETAIL-HOME FURNISHINGS (0.70%)
 Pier 1 Imports                                  2,390                49,593
RETAIL-JEWELRY (1.05%)
 Tiffany                                         2,110                74,272
RETAIL-MAIL ORDER (0.78%)
 Williams-Sonoma /1/                             1,800                55,188
RETAIL-OFFICE SUPPLIES (0.71%)
 Office Depot /1/                                2,990                50,232
RETAIL-RESTAURANTS (2.17%)
 Krispy Kreme Doughnuts /1/                      1,030                33,156
 Starbucks /1/                                   3,430                85,235
 Yum! Brands /1/                                 1,180                34,515
                                                                     152,906
RETAIL-VIDEO RENTAL (0.88%)
 Hollywood Entertainment /1/                     3,020                62,454
SAVINGS & LOANS-THRIFTS (0.49%)
 Astoria Financial                               1,070                34,294
                                                Shares
                                                 Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SCHOOLS (1.26%)
                                                                  $
 Apollo Group /1/                                2,255                88,892
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.23%)
 Integrated Device Technology /1/                2,240                40,633
 Marvell Technology Group /1/                    2,310                45,946
                                                                      86,579
SEMICONDUCTOR EQUIPMENT (2.78%)
 Kla-Tencor /1/                                  2,300               101,177
 Lam Research /1/                                2,020                36,320
 Novellus Systems /1/                            1,720                58,480
                                                                     195,977
TELEVISION (0.72%)
 LIN TV                                          1,890                51,106
THERAPEUTICS (1.51%)
 Gilead Sciences /1/                             2,520                82,857
 Trimeris /1/                                      530                23,527
                                                                     106,384
TRAVEL SERVICES (0.47%)
 Hotels.com /1/                                    780                32,939
VITAMINS & NUTRITION PRODUCTS (0.41%)
 NBTY /1/                                        1,890                29,257
WEB PORTALS (1.19%)
 Yahoo /1/                                       5,690                83,984
                                  TOTAL COMMON STOCKS              6,539,821
                                                                  ----------

                 TOTAL PORTFOLIO INVESTMENTS (92.64%)              6,539,821
CASH AND RECEIVABLES, NET OF LIABILITIES (7.36%)                     519,717
                           TOTAL NET ASSETS (100.00%)             $7,059,538
                                                                  ------------



/1 /Non-income producing security.
See accompanying notes.

                                      140



                            SCHEDULE OF INVESTMENTS
                              MIDCAP VALUE ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)

                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (93.49%)
APPAREL MANUFACTURERS (2.03%)
                                                                     $
 Liz Claiborne                                     13,100                416,580
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.51%)
 Lear /1/                                           6,700                309,875
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.78%)
 Vulcan Materials                                   3,700                161,246
BUILDING PRODUCTS-AIR & HEATING (1.94%)
 American Standard /1/                              5,300                398,030
CABLE TV (0.65%)
 USA Networks /1/                                   5,700                133,665
COMMERCIAL BANKS (6.01%)
 City National                                      5,300                284,875
 Cullen/Frost Bankers                               3,900                139,971
 North Fork Bancorp.                                7,100                282,651
 SouthTrust                                        10,300                269,036
 TCF Financial                                      5,300                260,230
                                                                       1,236,763
COMMERCIAL SERVICE-FINANCE (0.90%)
 H&R Block                                          4,000                184,600
COMPUTER AIDED DESIGN (1.64%)
 Cadence Design Systems /1/                        20,900                336,908
DATA PROCESSING & MANAGEMENT (1.18%)
 Fair, Isaac                                        7,350                241,595
DIALYSIS CENTERS (2.10%)
 DaVita /1/                                        18,100                430,780
DISPOSABLE MEDICAL PRODUCTS (0.55%)
 C.R. Bard                                          2,000                113,160
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (1.34%)
 Viad                                              10,600                275,600
ELECTRIC-INTEGRATED (0.85%)
 Exelon                                             3,350                175,205
ENTERPRISE SOFTWARE & SERVICE (2.06%)
 Computer Associates International                 22,900                363,881
 Sybase /1/                                         5,700                 60,135
                                                                         424,016
FINANCE-INVESTMENT BANKER & BROKER (2.07%)
 Lehman Brothers Holdings                           6,800                425,136
FINANCIAL GUARANTEE INSURANCE (4.44%)
 AMBAC Financial Group                              5,000                337,000
 MBIA                                               4,500                254,385
 Radian Group                                       6,600                321,288
                                                                         912,673
FOOD (1.29%)
 Archer-Daniels-Midland                            20,750                265,392
FOOD-DAIRY PRODUCTS (1.72%)
 Dean Foods                                         9,500                354,350
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HUMAN RESOURCES (2.22%)
                                                                     $
 Manpower                                          12,400                455,700
INDUSTRIAL GASES (1.25%)
 Air Products & Chemicals                           5,100                257,397
INSTRUMENTS-CONTROLS (2.49%)
 Mettler Toledo International /1/                   8,700                320,769
 Parker Hannifin                                    4,000                191,160
                                                                         511,929
INTERNET FINANCIAL SERVICES (1.89%)
 IndyMac Bancorp                                   17,100                387,828
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.46%)
 Federated Investors                                8,700                300,759
LEISURE & RECREATION PRODUCTS (1.53%)
 Brunswick                                         11,200                313,600
LIFE & HEALTH INSURANCE (0.86%)
 John Hancock Financial Services                    5,000                176,000
LOTTERY SERVICES (1.71%)
 Gtech Holdings /1/                                13,800                352,452
MEDICAL-BIOMEDICAL/GENE (1.00%)
 Genzyme /1/                                       10,700                205,868
MEDICAL-HMO (1.54%)
 Anthem /1/                                         4,700                315,934
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (2.29%)
 Lincare Holdings /1/                              14,600                471,580
MULTI-LINE INSURANCE (5.97%)
 Cigna                                              4,600                448,132
 Loews                                              8,300                445,710
 PartnerRe                                          6,800                332,860
                                                                       1,226,702
MULTIMEDIA (0.48%)
 Belo                                               4,400                 99,484
OFFICE AUTOMATION & EQUIPMENT (0.93%)
 Pitney Bowes                                       4,800                190,656
OIL & GAS DRILLING (0.92%)
 Noble                                              4,900                189,140
OIL COMPANY-EXPLORATION & PRODUCTION (4.44%)
 Apache                                             4,290                246,589
 Ocean Energy                                       9,400                203,698
 Talisman Energy                                    4,400                198,660
 XTO Energy                                        12,850                264,710
                                                                         913,657
OIL REFINING & MARKETING (1.68%)
 Sunoco                                             9,700                345,611
PHARMACY SERVICES (1.57%)
 Omnicare                                          12,300                322,998
PIPELINES (1.28%)
 Equitable Resources                                7,700                264,110
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PRINTING-COMMERCIAL (1.79%)
                                                                     $
 Valassis Communications                           10,100                368,650
PROPERTY & CASUALTY INSURANCE (2.92%)
 Chubb                                              3,100                219,480
 XL Capital                                         4,500                381,150
                                                                         600,630
PUBLISHING-NEWSPAPERS (0.43%)
 Knight Ridder                                      1,400                 88,130
PUBLISHING-PERIODICALS (0.52%)
 Readers Digest Association                         5,700                106,761
REGIONAL BANKS (1.67%)
 Comerica                                           5,600                343,840
RETAIL-APPAREL & SHOE (3.73%)
 Foot Locker                                       28,800                416,160
 Payless Shoesource /1/                             6,100                351,665
                                                                         767,825
RETAIL-AUTOMOBILE (2.17%)
 Autonation                                        30,800                446,600
RETAIL-MAJOR DEPARTMENT STORE (1.67%)
 May Department Stores                             10,400                342,472
RETAIL-RESTAURANTS (1.51%)
 Brinker International /1/                          9,800                311,150
SAVINGS & LOANS-THRIFTS (2.47%)
 Golden State Bancorp                               3,700                134,125
 Greenpoint Financial                               7,600                373,160
                                                                         507,285
TELECOMMUNICATION EQUIPMENT (1.11%)
 Harris                                             6,300                229,005
THEATERS (0.46%)
 Regal Entertainment Group                          4,100                 95,612
TRANSPORT-MARINE (1.53%)
 Teekay Shipping                                    8,500                313,565
TRANSPORT-RAIL (2.94%)
 Canadian National Railway                          5,900                305,620
 CSX                                                8,600                299,366
                                                                         604,986
                                     TOTAL COMMON STOCKS              19,223,490
                                                                     -----------

                    TOTAL PORTFOLIO INVESTMENTS (93.49%)              19,223,490
CASH AND RECEIVABLES, NET OF LIABILITIES (6.51%)                       1,338,481
                              TOTAL NET ASSETS (100.00%)             $20,561,971
                                                                     -------------




/1 /Non-income producing security.
See accompanying notes.

                                      142



                            SCHEDULE OF INVESTMENTS
                              MONEY MARKET ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)

                                            Principal

                                            Amount                               Value

-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (95.12%)
AEROSPACE & DEFENSE (2.17%)
 BAE Systems Holdings
                                                       $                     $
  1.80%; 07/23/02                                       1,500,000               1,498,200
  1.82%; 08/15/02                                         800,000                 798,099
  1.82%; 08/20/02                                         850,000                 847,765
  1.87%; 07/22/02                                         850,000                 848,985
                                                                                3,993,049
ASSET BACKED SECURITIES (14.84%)
 Corporate Asset Funding
  1.77%; 07/01/02                                         800,000                 799,921
  1.78%; 09/23/02                                       1,000,000                 995,748
  1.79%; 10/03/02                                         800,000                 796,181
  1.79%; 10/09/02                                         750,000                 746,196
  1.81%; 08/02/02                                         750,000                 748,718
  1.81%; 08/07/02                                         700,000                 698,627
  1.81%; 08/23/02                                         700,000                 698,075
 CXC
  1.78%; 09/19/02                                         850,000                 846,554
  1.79%; 10/04/02                                         900,000                 895,659
  1.80%; 08/23/02                                         850,000                 847,663
  1.80%; 09/10/02                                         750,000                 747,263
  1.87%; 09/10/02                                         750,000                 747,156
  1.97%; 11/13/02                                         700,000                 694,752
 Peacock Funding
  1.80%; 08/01/02                                         755,000                 753,754
  1.80%; 08/14/02                                         800,000                 798,160
  1.81%; 08/22/02                                         800,000                 797,828
  1.83%; 08/01/02                                         800,000                 798,658
  1.83%; 08/02/02                                       1,000,000                 998,272
  1.83%; 08/19/02                                         845,000                 842,809
  1.83%; 08/26/02                                         500,000                 498,526
 Quincy Capital
  1.78%; 07/29/02                                         775,000                 773,850
  1.80%; 07/03/02                                         600,000                 599,880
  1.80%; 07/09/02                                         650,000                 649,675
  1.80%; 09/06/02                                         750,000                 747,413
 Receivables Capital
  1.78%; 08/19/02                                         750,000                 748,109
  1.78%; 08/21/02                                         750,000                 748,035
  1.79%; 09/11/02                                         875,000                 871,780
  1.80%; 07/25/02                                         700,000                 699,090
  1.80%; 07/30/02                                         850,000                 848,682
  1.85%; 07/10/02                                         800,000                 799,548
  1.88%; 07/15/02                                         700,000                 699,415
 Windmill Funding
  1.78%; 07/05/02                                         800,000                 799,763
  1.78%; 08/12/02                                         850,000                 848,151
  1.79%; 07/03/02                                       1,000,000                 999,801
  1.80%; 07/31/02                                         700,000                 698,880
                                                                               27,282,592
COMMERCIAL BANKS (7.44%)
 Nordea North America
  1.80%; 08/15/02                                         800,000                 798,120
  1.80%; 08/16/02                                       1,000,000                 997,600
  1.80%; 08/20/02                                         780,000                 777,972
  1.80%; 09/05/02                                         850,000                 847,110
  1.81%; 07/24/02                                         825,000                 823,963
                                            Principal

                                            Amount                               Value

-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
 Nordea North America (continued)
                                                       $                     $
  1.82%; 12/05/02                                       1,000,000                 991,962
  1.88%; 10/24/02                                         600,000                 596,334
  1.94%; 11/14/02                                         600,000                 595,538
 Svenska Handelsbanken
  1.78%; 08/30/02                                         850,000                 847,394
  1.78%; 09/10/02                                         870,000                 866,860
  1.78%; 09/19/02                                       1,000,000                 995,946
  1.78%; 09/20/02                                         800,000                 796,717
  1.80%; 08/06/02                                         700,000                 698,670
  1.80%; 09/04/02                                         850,000                 847,152
  1.82%; 07/25/02                                         800,000                 798,948
  1.83%; 07/10/02                                         705,000                 704,606
  1.96%; 07/09/02                                         700,000                 699,619
                                                                               13,684,511
DIVERSIFIED FINANCIAL SERVICES (12.00%)
 Amstel Funding
  1.80%; 07/24/02                                         680,000                 679,150
  1.81%; 08/29/02                                         850,000                 847,393
  1.81%; 09/18/02                                         800,000                 796,742
  1.82%; 08/05/02                                         800,000                 798,504
  1.82%; 08/29/02                                         700,000                 697,841
  1.82%; 09/04/02                                         500,000                 498,306
  1.83%; 08/08/02                                         800,000                 798,373
  1.84%; 07/31/02                                       1,000,000                 998,382
  1.84%; 08/26/02                                         600,000                 598,221
  1.87%; 07/12/02                                         840,000                 839,433
  1.89%; 07/12/02                                         700,000                 699,522
  1.98%; 11/01/02                                         800,000                 794,528
 General Electric Capital
  1.84%; 08/30/02                                         765,000                 762,615
  2.04%; 08/28/02                                         850,000                 847,110
  2.10%; 08/08/02                                         855,000                 853,005
 Verizon Network Funding
  1.79%; 10/15/02                                         700,000                 696,241
  1.81%; 07/02/02                                         750,000                 749,887
  1.81%; 08/21/02                                         580,000                 578,455
  1.82%; 08/20/02                                         860,000                 857,739
  1.84%; 09/16/02                                         750,000                 746,972
  1.87%; 07/30/02                                         700,000                 698,873
 Wells Fargo Financial
  1.78%; 08/19/02                                         820,000                 817,932
  1.79%; 08/21/02                                         800,000                 797,892
  1.80%; 09/03/02                                         835,000                 832,245
  1.82%; 08/28/02                                         715,000                 712,831
  1.83%; 09/06/02                                         800,000                 797,194
  1.90%; 07/11/02                                         790,000                 789,500
  1.92%; 09/30/02                                         800,000                 796,032
  1.96%; 07/12/02                                         675,000                 674,522
                                                                               22,055,440
DIVERSIFIED OPERATIONS (3.05%)
 Rio Tinto America
  1.77%; 09/24/02                                         850,000                 846,323
  1.78%; 09/25/02                                         750,000                 746,737
  1.79%; 09/09/02                                       1,695,000               1,688,932
  1.79%; 09/12/02                                         640,000                 637,613
                                            Principal

                                            Amount                               Value

-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
DIVERSIFIED OPERATIONS (CONTINUED)
 Rio Tinto America (continued)
                                                       $                     $
  1.79%; 09/13/02                                       1,700,000               1,693,576
                                                                                5,613,181
ELECTRIC-INTEGRATED (1.27%)
 Duke Energy
  1.92%; 07/02/02                                         835,000                 834,866
  1.92%; 07/03/02                                         700,000                 699,851
 Southern
  1.79%; 07/17/02                                         800,000                 799,284
                                                                                2,334,001
FINANCE-CONSUMER LOANS (3.61%)
 American General Finance
  1.80%; 08/14/02                                         830,000                 828,091
  1.81%; 09/05/02                                         850,000                 847,094
 Household Finance
  1.78%; 07/29/02                                         840,000                 838,754
  1.79%; 08/06/02                                         700,000                 698,678
  1.79%; 08/09/02                                         700,000                 698,573
  1.79%; 08/14/02                                         525,000                 523,799
  1.80%; 08/09/02                                         800,000                 798,360
  1.82%; 07/16/02                                         650,000                 649,441
  2.01%; 07/05/02                                         750,000                 749,749
                                                                                6,632,539
FINANCE-INVESTMENT BANKER & BROKER (13.21%)
 Bear Stearns
  1.78%; 10/17/02                                         900,000                 895,105
  1.79%; 08/28/02                                         850,000                 847,464
  1.79%; 09/27/02                                         750,000                 746,644
  1.79%; 10/18/02                                         750,000                 745,861
  1.81%; 09/24/02                                         530,000                 527,682
  1.82%; 08/22/02                                         840,000                 837,707
  1.83%; 08/09/02                                         730,000                 728,479
  1.86%; 07/24/02                                         850,000                 848,902
 Goldman Sachs Group
  1.79%; 07/01/02                                         870,000                 869,913
  1.83%; 09/04/02                                         700,000                 697,616
  1.87%; 07/11/02                                         840,000                 839,476
  1.88%; 07/01/02                                         700,000                 699,927
  1.88%; 07/23/02                                         705,000                 704,119
  1.92%; 08/05/02                                         600,000                 598,816
  1.93%; 07/08/02                                         850,000                 849,590
  2.03%; 08/05/02                                         650,000                 648,644
  2.05%; 08/06/02                                         700,000                 698,485
  2.09%; 11/15/02                                         700,000                 694,351
 JP Morgan
  1.85%; 07/08/02                                         850,000                 849,607
 Morgan Stanley Group
  1.78%; 08/27/02                                         860,000                 857,491
  1.79%; 07/18/02                                       1,000,000                 999,055
  1.79%; 08/08/02                                         785,000                 783,439
  1.81%; 08/22/02                                       1,000,000                 997,285
 Salomon Smith Barney Holdings
  1.76%; 08/09/02                                         720,000                 718,557
  1.77%; 07/19/02                                         885,000                 884,130
  1.78%; 08/14/02                                         800,000                 798,180
  1.78%; 09/17/02                                         850,000                 846,638
                                            Principal

                                            Amount                               Value

-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Salomon Smith Barney Holdings (continued)
                                                       $                     $
  1.78%; 09/18/02                                         850,000                 846,596
  1.78%; 10/11/02                                         750,000                 746,143
  1.79%; 07/31/02                                         735,000                 733,830
  1.79%; 09/04/02                                         750,000                 747,501
                                                                               24,287,233
FINANCE-LEASING COMPANY (2.18%)
 International Lease Finance
  1.79%; 10/10/02                                       1,830,000               1,820,628
  1.81%; 10/03/02                                         700,000                 696,621
  1.81%; 10/09/02                                         700,000                 696,410
  1.82%; 10/08/02                                         800,000                 795,915
                                                                                4,009,574
FINANCE-OTHER SERVICES (10.55%)
 Caterpillar Financial Services
  1.92%; 08/13/02                                         850,000                 847,960
  1.93%; 09/16/02                                         665,000                 662,184
  2.00%; 09/05/02                                         760,000                 757,129
 Commoloco
  1.78%; 09/17/02                                         800,000                 796,836
  1.78%; 09/24/02                                         900,000                 896,128
  1.84%; 07/23/02                                         600,000                 599,264
  1.92%; 08/21/02                                         845,000                 842,611
  1.93%; 10/15/02                                         800,000                 795,368
  2.02%; 08/26/02                                         700,000                 697,722
 Corporate Receivables
  1.78%; 09/26/02                                         900,000                 896,039
  1.80%; 08/23/02                                         850,000                 847,662
  1.80%; 09/06/02                                         730,000                 727,482
  1.81%; 07/17/02                                         700,000                 699,367
  1.86%; 07/11/02                                         800,000                 799,504
  1.88%; 07/18/02                                         800,000                 799,206
 Delaware Funding
  1.83%; 07/25/02                                         650,000                 649,141
  1.85%; 07/25/02                                         644,000                 643,140
 Private Export Funding
  1.86%; 08/13/02                                         600,000                 598,605
  1.97%; 07/30/02                                         850,000                 848,558
  2.03%; 08/07/02                                         750,000                 748,351
  2.15%; 09/23/02                                         700,000                 696,405
  2.17%; 09/25/02                                         700,000                 696,287
 Sheffield Receivables
  1.78%; 07/09/02                                         800,000                 799,604
 Verizon Global Funding
  1.82%; 09/20/02                                         810,000                 806,601
  1.85%; 09/20/02                                         700,000                 697,014
  2.00%; 10/04/02                                         560,000                 557,133
                                                                               19,405,301
INSURANCE BROKERS (1.73%)
 Marsh & McLennan
  1.81%; 10/02/02                                         800,000                 796,179
  1.83%; 09/12/02                                       1,650,000               1,643,709
  1.84%; 09/09/02                                         750,000                 747,240
                                                                                3,187,128
                                            Principal

                                            Amount                               Value

-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
METAL-DIVERSIFIED (1.33%)
 Rio Tinto
                                                       $                     $
  1.78%; 07/26/02                                         800,000                 798,932
  1.79%; 08/01/02                                         850,000                 848,605
  1.96%; 07/16/02                                         800,000                 799,260
                                                                                2,446,797
MONEY CENTER BANKS (5.18%)
 Bank of America
  1.84%; 10/21/02                                         700,000                 695,921
  1.87%; 08/27/02                                         850,000                 847,395
  1.89%; 07/05/02                                         750,000                 749,764
  1.89%; 07/09/02                                         850,000                 849,554
  2.08%; 12/05/02                                         850,000                 850,000
  2.08%; 12/19/02                                         700,000                 693,003
 Barclays U.S. Funding
  1.81%; 08/13/02                                         850,000                 848,077
 BNP Paribas Finance
  1.82%; 07/19/02                                         700,000                 699,292
  1.82%; 09/11/02                                         800,000                 797,007
  1.98%; 07/18/02                                         900,000                 899,060
 JP Morgan Chase
  1.83%; 08/29/02                                         750,000                 747,674
  1.91%; 10/07/02                                         850,000                 845,490
                                                                                9,522,237
OIL COMPANY-INTEGRATED (0.45%)
 ChevronTexaco
  1.78%; 08/15/02                                         825,000                 823,083
PIPELINES (0.38%)
 Equitable Resources
  1.77%; 07/16/02                                         705,000                 704,411
REGIONAL BANKS (0.82%)
 Bank One
  2.00%; 03/20/03                                         700,000                 700,000
 Wells Fargo
  1.78%; 07/16/02                                         800,000                 799,328
                                                                                1,499,328
SPECIAL PURPOSE ENTITY (1.60%)
 Cortez Capital
  1.78%; 08/30/02                                         700,000                 697,854
 Tulip Funding
  1.78%; 07/17/02                                         840,000                 839,252
  1.82%; 08/27/02                                         750,000                 747,763
  1.93%; 08/12/02                                         659,000                 657,446
                                                                                2,942,315
SUPRANATIONAL BANK (4.66%)
 Corp Andina De Fomento
  1.82%; 09/30/02                                         750,000                 746,474
  1.83%; 09/19/02                                         900,000                 896,249
  1.85%; 10/01/02                                         850,000                 845,894
  1.86%; 08/16/02                                         850,000                 847,892
  1.90%; 07/19/02                                         700,000                 699,261
  1.91%; 07/26/02                                         700,000                 698,997
  1.91%; 10/08/02                                         850,000                 845,445
  1.92%; 07/22/02                                         700,000                 699,141
  1.98%; 07/02/02                                         735,000                 734,879
                                            Principal

                                            Amount                               Value

-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
SUPRANATIONAL BANK (CONTINUED)
 Corp Andina De Fomento (continued)
                                                       $                     $
  2.00%; 07/10/02                                         850,000                 849,481
  2.00%; 07/12/02                                         700,000                 699,494
                                                                                8,563,207
TELEPHONE COMMUNICATION (0.46%)
 Telstra
  1.82%; 08/07/02                                         850,000                 848,324
TELEPHONE-INTEGRATED (3.26%)
 SBC Communications
  1.81%; 08/26/02                                         800,000                 797,667
  1.83%; 09/18/02                                         740,000                 736,953
 SBC International
  1.81%; 07/15/02                                         700,000                 699,437
  1.82%; 10/07/02                                         850,000                 845,703
  1.83%; 08/12/02                                         700,000                 698,434
  1.85%; 09/13/02                                         800,000                 796,875
  1.88%; 07/10/02                                         620,000                 619,644
  1.93%; 09/17/02                                         800,000                 796,569
                                                                                5,991,282
TOBACCO (4.47%)
 Philip Morris
  1.85%; 08/12/02                                         750,000                 748,304
  1.88%; 07/29/02                                         800,000                 798,747
  1.92%; 08/06/02                                         800,000                 798,379
  1.93%; 08/05/02                                         800,000                 798,413
  1.95%; 07/08/02                                         800,000                 799,610
  1.95%; 07/22/02                                         795,000                 794,009
  1.96%; 07/17/02                                         750,000                 749,265
  1.97%; 07/15/02                                         735,000                 734,356
  1.98%; 08/16/02                                         700,000                 698,152
  2.00%; 07/29/02                                         650,000                 648,917
  2.01%; 08/02/02                                         645,000                 643,776
                                                                                8,211,928
TOOLS-HAND HELD (0.46%)
 Snap-On
  1.80%; 07/26/02                                         850,000                 848,852
                                          TOTAL COMMERCIAL PAPER              174,886,313

                                            Principal

                                            Amount                               Value

-------------------------------------------------------------------------------------------------
BONDS (5.37%)
DIVERSIFIED FINANCIAL SERVICES (0.44%)
 Wells Fargo Financial
  6.38%; 09/15/02                                         500,000                 502,755
  6.50%; 09/03/02                                         300,000                 301,495
                                                                                  804,250
ELECTRIC-INTEGRATED (0.27%)
 Duke Energy
  7.13%; 09/03/02                                         500,000                 503,839
                                            Principal

                                            Amount                               Value

-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-CONSUMER LOANS (0.40%)
 American General Finance
                                                       $                     $
  5.90%; 01/15/03                                         500,000                 507,362
  6.25%; 12/18/02                                         220,000                 223,279
                                                                                  730,641
FINANCE-INVESTMENT BANKER & BROKER (2.84%)
 Lehman Brothers
  6.25%; 04/01/03                                         500,000                 512,846
  7.25%; 04/15/03                                         500,000                 515,603
 Lehman Brothers Holdings
  6.50%; 10/01/02                                         250,000                 252,031
  7.00%; 05/15/03                                         400,000                 415,849
 Merrill Lynch
  6.00%; 02/12/03                                         500,000                 511,013
  6.88%; 03/01/03                                         543,000                 558,092
  7.25%; 07/26/02                                         340,000                 340,778
  8.30%; 11/01/02                                         524,000                 533,401
 Morgan Stanley Dean Witter
  6.38%; 08/01/02                                         365,000                 366,127
 Salomon
  7.50%; 02/01/03                                         400,000                 411,819
 Salomon Smith Barney Holdings
  6.13%; 01/15/03                                         400,000                 408,056
  6.63%; 07/01/02                                         400,000                 400,059
                                                                                5,225,674
FINANCE-OTHER SERVICES (0.54%)
 Verizon Global Funding
  1.95%; 04/14/03                                       1,000,000                 999,905
MONEY CENTER BANKS (0.34%)
 Bank of America
  7.50%; 10/15/02                                         300,000                 304,624
  7.75%; 07/15/02                                         315,000                 315,514
                                                                                  620,138
TELEPHONE-INTEGRATED (0.28%)
 SBC Communications
  4.30%; 06/05/02                                         500,000                 507,072
TOBACCO (0.26%)
 Philip Morris
  7.13%; 08/15/02                                         480,000                 481,780
                                                     TOTAL BONDS                9,873,299
                                                                             ------------

                           TOTAL PORTFOLIO INVESTMENTS (100.49%)              184,759,612
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.49%)                                (904,410)
                                      TOTAL NET ASSETS (100.00%)             $183,855,202
                                                                             ---------------



See accompanying notes.

                                      146



                            SCHEDULE OF INVESTMENTS
                              REAL ESTATE ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)


                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (96.56%)
APARTMENT REITS (17.73%)
                                                                         $
 Apartment Investment & Management                     27,700              1,362,840
 Archstone-Smith Trust                                 25,423                678,794
 AvalonBay Communities                                  6,200                287,928
 Camden Property Trust                                 23,300                862,799
 Equity Residential Properties Trust                   44,100              1,267,875
 Essex Property Trust                                   4,500                246,150
 Home Properties of New York                           20,000                758,800
 United Dominion Realty Trust                          70,600              1,111,950
                                                                           6,577,136
DIVERSIFIED REITS (8.97%)
 Brookfield Properties                                 44,300                890,430
 Capital Automotive                                    30,500                727,730
 Liberty Property Trust                                21,700                759,500
 Vornado Realty Trust                                  20,700                952,200
                                                                           3,329,860
FACTORY OUTLET REITS (3.11%)
 Chelsea Property Group                                34,500              1,154,025
HOTEL REITS (5.93%)
 Extended Stay America /1/                              7,500                121,650
 Hospitality Properties Trust                          16,300                594,950
 Host Marriott                                         84,026                949,494
 LaSalle Hotel Properties                               1,913                 30,130
 Starwood Hotels & Resorts Worldwide                   15,300                503,217
                                                                           2,199,441
MALL REITS (15.76%)
 CBL & Associates Properties                            5,700                230,850
 General Growth Properties                             22,500              1,147,500
 Macerich                                              25,000                775,000
 Mills                                                 17,400                539,400
 Rouse                                                 34,200              1,126,206
 Simon Property Group                                  55,000              2,026,750
                                                                           5,845,706
MANUFACTURED HOUSING REITS (1.48%)
 Manufactured Home Communities                         10,200                355,062
 Sun Communities                                        4,700                195,379
                                                                             550,441
OFFICE & INDUSTRIAL REITS (30.14%)
 Alexandria Real Estate Equities                       12,200                601,338
 AMB Property                                          57,700              1,788,700
 Arden Realty                                          22,600                635,964
 Brandywine Realty Trust                                6,700                173,530
 Centerpoint Properties                                 4,802                279,236
 Duke-Weeks Realty                                      6,500                188,175
 Equity Office Properties Trust                        58,130              1,749,713
 Glenborough Realty Trust                              20,320                481,584
 Mack-Cali Realty                                      19,900                699,485
 Prentiss Properties Trust                             26,800                850,900
 Prologis Trust                                        69,480              1,806,480
 PS Business Parks                                     27,000                943,650
 SL Green Realty                                       27,600                983,940
                                                                          11,182,695
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLICLY TRADED INVESTMENT FUND (0.99%)
                                                                         $
 iShares Dow Jones US Real Estate Index Fund            4,200                366,240
SELF STORAGE REITS (4.72%)
 Public Storage                                        44,300              1,643,530
 Shurgard Storage Centers                               3,100                107,012
                                                                           1,750,542
SHOPPING CENTER REITS (7.73%)
 Developers Diversified Realty                         45,000              1,012,950
 Pan Pacific Retail Properties                         28,800                969,984
 Realty Income                                          5,300                195,676
 Weingarten Realty Investors                           19,500                690,300
                                                                           2,868,910
                                         TOTAL COMMON STOCKS              35,824,996

                                                   Principal
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.39%)
DIVERSIFIED FINANCIAL SERVICES (4.39%)
 Investment in Joint Trading Account;
  General Electric Capital                         10,000,000
                                                   $                     $
  1.98%; 07/01/02                                   1,630,483              1,630,483
                                      TOTAL COMMERCIAL PAPER               1,630,483
                                                                         -----------

                       TOTAL PORTFOLIO INVESTMENTS (100.95%)              37,455,479
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.95%)                           (352,740)
                                  TOTAL NET ASSETS (100.00%)             $37,102,739
                                                                         --------------



/1 /Non-income producing security.
See accompanying notes.

                                      147



                            SCHEDULE OF INVESTMENTS
                                SMALLCAP ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)

                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (92.05%)
ADVERTISING SERVICES (0.65%)
                                                                           $
 R.H. Donnelley                                           8,100                226,557
AEROSPACE & DEFENSE (0.62%)
 Esterline Technologies                                   6,100                138,470
 Gencorp                                                  5,500                 78,650
                                                                               217,120
AEROSPACE & DEFENSE EQUIPMENT (1.93%)
 BE Aerospace /1/                                        18,080                238,294
 Moog                                                     4,600                197,248
 Triumph Group /1/                                        5,400                240,840
                                                                               676,382
AGRICULTURAL OPERATIONS (1.05%)
 Delta & Pine Land                                       15,650                314,565
 Hines Horticulture /1/                                  15,046                 51,909
                                                                               366,474
AIRLINES (0.48%)
 Airtran Holdings /1/                                    20,345                108,846
 Frontier Airlines /1/                                    7,325                 59,552
                                                                               168,398
APPAREL MANUFACTURERS (0.24%)
 Phillips-Van Heusen                                      5,300                 82,680
APPLICATIONS SOFTWARE (0.72%)
 Actuate /1/                                             17,377                 78,196
 HNC Software /1/                                        10,400                173,680
                                                                               251,876
AUDIO & VIDEO PRODUCTS (0.83%)
 Harman International Industries                          5,900                290,575
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.57%)
 Oshkosh Truck                                            3,400                200,974
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.04%)
 Tower Automotive /1/                                    26,000                362,700
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.67%)
 Elcor                                                    8,400                232,848
BUILDING PRODUCTS-AIR & HEATING (0.49%)
 York International                                       5,100                172,329
BUILDING PRODUCTS-LIGHT FIXTURES (0.24%)
 LSI Industries                                           4,500                 82,665
BUILDING PRODUCTS-WOOD (0.70%)
 Rayonier                                                 5,000                245,650
BUILDING-HEAVY CONSTRUCTION (0.37%)
 Chicago Bridge & Iron                                    4,600                129,674
BUILDING-RESIDENTIAL & COMMERCIAL (0.58%)
 KB Home                                                  3,950                203,465
BUSINESS TO BUSINESS-E COMMERCE (0.29%)
 ePlus /1/                                               14,517                101,183
CABLE TV (0.31%)
 Mediacom Communications /1/                             14,030                109,294
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CASINO SERVICES (0.56%)
                                                                           $
 Scientific Games /1/                                    24,900                197,706
CELLULAR TELECOMMUNICATIONS (0.05%)
 Rural Cellular /1/                                      17,999                 18,719
CHEMICALS-SPECIALTY (1.58%)
 Chemfirst                                                4,700                134,655
 Lubrizol                                                 6,700                224,450
 OM Group                                                 3,150                195,300
                                                                               554,405
CIRCUIT BOARDS (0.22%)
 DDI /1/                                                 41,165                 41,124
 Merix /1/                                                4,000                 34,320
                                                                                75,444
COATINGS & PAINT (0.53%)
 RPM                                                     12,220                186,355
COMMERCIAL BANKS (5.43%)
 CVB Financial                                            4,000                 90,840
 East-West Bancorp                                        6,300                217,476
 Fulton Financial                                         4,600                 87,078
 Gold Banc                                                7,958                 87,291
 Greater Bay Bancorp                                      8,160                251,002
 Local Financial /1/                                      5,500                 89,705
 Old National Bancorp                                     3,500                 89,075
 R & G Financial                                          4,800                113,808
 South Financial Group                                   10,300                230,813
 Southwest Bancorp. of Texas /1/                          7,940                287,587
 UCBH Holdings                                            5,100                193,851
 UMB Financial                                            2,625                123,034
 Wintrust Financial                                       1,120                 38,718
                                                                             1,900,278
COMMERCIAL SERVICES (0.57%)
 Quanta Services /1/                                      8,020                 79,157
 Sourcecorp /1/                                           4,570                121,105
                                                                               200,262
COMPUTER SERVICES (1.41%)
 Anteon International /1/                                 9,300                235,104
 CACI International /1/                                   6,760                258,164
                                                                               493,268
COMPUTERS-INTEGRATED SYSTEMS (0.43%)
 NetScout Systems /1/                                    15,165                103,425
 NetSolve /1/                                             6,532                 46,965
                                                                               150,390
COMPUTERS-MEMORY DEVICES (0.22%)
 Advanced Digital Information /1/                         6,600                 55,638
 Read-Rite /1/                                           46,070                 22,114
                                                                                77,752
CONSUMER PRODUCTS-MISCELLANEOUS (1.54%)
 Dial                                                    13,700                274,274
 Scotts /1/                                               5,800                263,320
                                                                               537,594
DATA PROCESSING & MANAGEMENT (0.51%)
 Global Payments /1/                                      6,000                179,160
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DECISION SUPPORT SOFTWARE (0.72%)
                                                                           $
 Interactive Intelligence /1/                            16,565                 55,824
 NetIQ /1/                                                8,620                195,071
                                                                               250,895
DIALYSIS CENTERS (0.51%)
 Renal Care Group /1/                                     5,700                177,555
DIVERSIFIED MANUFACTURING OPERATIONS (2.02%)
 Harsco                                                   5,600                210,000
 Pentair                                                  6,300                302,904
 Pittston Brink's Group                                   8,100                194,400
                                                                               707,304
DIVERSIFIED OPERATIONS (0.29%)
 Walter Industries                                        7,500                101,250
E-COMMERCE-PRODUCTS (0.14%)
 barnesandnoble.com /1/                                  50,504                 47,474
E-SERVICES-CONSULTING (0.20%)
 Answerthink /1/                                         18,300                 69,357
ELECTRIC-INTEGRATED (1.90%)
 CH Energy Group                                          3,300                163,317
 Cleco                                                   11,900                260,610
 PNM Resources                                            9,900                239,580
                                                                               663,507
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.59%)
 ESS Technology /1/                                      11,830                207,498
ELECTRONICS-MILITARY (0.85%)
 Engineered Support Systems                               5,700                298,110
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.60%)
 URS                                                      7,600                211,280
ENGINES-INTERNAL COMBUSTION (0.77%)
 Briggs & Stratton                                        7,020                271,253
ENTERTAINMENT SOFTWARE (0.06%)
 3DO /1/                                                 38,800                 22,508
FIDUCIARY BANKS (0.44%)
 Investors Financial Services                             4,600                154,284
FINANCE-MORTGAGE LOAN/BANKER (1.15%)
 American Home Mortgage Holdings                         15,000                187,350
 Doral Financial                                          6,430                214,698
                                                                               402,048
FOOD-DAIRY PRODUCTS (0.36%)
 Dreyer's Grand Ice Cream                                 1,850                126,910
FOOD-MEAT PRODUCTS (0.67%)
 Smithfield Foods /1/                                    12,630                234,287
FOOD-MISCELLANEOUS/DIVERSIFIED (0.79%)
 Ralcorp Holdings /1/                                     8,800                275,000
FOOD-WHOLESALE & DISTRIBUTION (1.16%)
 Fleming                                                  9,090                166,801
 Performance Food Group /1/                               7,100                240,406
                                                                               407,207
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOTWEAR & RELATED APPAREL (0.67%)
                                                                           $
 Skechers U.S.A. /1/                                     10,850                234,469
GARDEN PRODUCTS (0.31%)
 Toro                                                     1,900                108,946
GAS-DISTRIBUTION (0.92%)
 New Jersey Resources                                     3,800                113,430
 Peoples Energy                                           5,700                208,563
                                                                               321,993
HOME FURNISHINGS (0.31%)
 Bassett Furniture Industries                             5,495                107,147
HUMAN RESOURCES (0.74%)
 AMN Healthcare Services /1/                              4,285                150,018
 Korn/Ferry International /1/                             8,427                 76,686
 Medical Staffing Network Holdings /1/                    1,380                 33,810
                                                                               260,514
INDEX FUND-SMALL CAP (0.46%)
 iShares S&P SmallCap 600                                 1,800                161,892
INSTRUMENTS-CONTROLS (0.76%)
 Mettler Toledo International /1/                         7,240                266,939
INSTRUMENTS-SCIENTIFIC (0.49%)
 Varian /1/                                               5,200                171,340
INTERNET FINANCIAL SERVICES (0.77%)
 IndyMac Bancorp                                         11,890                269,665
INTERNET INFRASTRUCTURE SOFTWARE (0.03%)
 Internet Pictures /1/                                    5,397                 10,794
INVESTMENT COMPANIES (0.65%)
 American Capital Strategies                              8,300                228,001
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.39%)
 Affiliated Managers Group /1/                            2,240                137,760
LASERS-SYSTEMS & COMPONENTS (1.00%)
 Coherent /1/                                             6,800                202,776
 Cymer /1/                                                4,170                146,117
                                                                               348,893
LIFE & HEALTH INSURANCE (1.49%)
 Mony Group                                               6,500                221,000
 Phoenix /1/                                             10,700                196,345
 Reinsurance Group of America                             3,375                104,017
                                                                               521,362
MACHINERY-GENERAL INDUSTRY (0.75%)
 Idex                                                     7,800                261,300
MACHINERY-MATERIAL HANDLING (0.18%)
 Nacco Industries                                         1,060                 61,586
MEDICAL INFORMATION SYSTEM (0.53%)
 NDCHealth                                                6,700                186,930
MEDICAL INSTRUMENTS (0.37%)
 Intuitive Surgical /1/                                  15,341                129,938
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (0.02%)
                                                                           $
 Wright Medical Group /1/                                   270                  5,443
MEDICAL-BIOMEDICAL/GENE (2.50%)
 Charles River Laboratories International /1/             7,750                271,638
 Inhale Therapeutic Systems /1/                          29,470                292,637
 InterMune /1/                                            3,930                 82,923
 Regeneron Pharmaceutical /1/                             7,520                109,115
 Texas Biotech /1/                                       30,137                117,534
                                                                               873,847
MEDICAL-DRUGS (0.94%)
 Medicis Pharmaceutical /1/                               4,900                209,524
 OSI Pharmaceuticals /1/                                  4,950                120,334
                                                                               329,858
MEDICAL-GENERIC DRUGS (0.50%)
 Pharmaceutical Resources                                 6,300                175,014
MEDICAL-HOSPITALS (1.79%)
 LifePoint Hospitals /1/                                  7,000                254,170
 Medcath                                                  6,500                111,150
 Province Healthcare /1/                                 11,700                261,612
                                                                               626,932
METAL PROCESSORS & FABRICATION (1.72%)
 Precision Castparts                                      6,500                214,500
 Worthington Industries                                  21,490                388,969
                                                                               603,469
MISCELLANEOUS INVESTING (4.39%)
 America First Mortgage Investments                      18,960                186,756
 Camden Property Trust                                    6,500                240,695
 Extended Stay America /1/                               11,250                182,475
 IMPAC Mortgage Holdings                                 15,080                203,278
 Manufactured Home Communities                            2,600                 90,506
 PS Business Parks                                        3,000                104,850
 Reckson Associates Realty                               12,500                311,250
 Redwood Trust                                            7,000                217,000
                                                                             1,536,810
MISCELLANEOUS MANUFACTURERS (0.16%)
 Aptargroup                                               1,860                 57,195
MOTION PICTURES & SERVICES (0.21%)
 Zomax /1/                                               19,025                 74,198
NETWORKING PRODUCTS (0.49%)
 Paradyne Networks /1/                                   43,731                173,175
NON-FERROUS METALS (0.29%)
 RTI International Metals                                 8,500                103,275
OIL & GAS DRILLING (0.44%)
 Pride International /1/                                  9,900                155,034
OIL COMPANY-EXPLORATION & PRODUCTION (2.62%)
 Denbury Resources /1/                                   12,500                128,625
 Newfield Exploration /1/                                 6,700                249,039
 Noble Energy                                             5,430                195,751
 Pogo Producing                                           5,900                192,458
 Stone Energy /1/                                         3,780                152,145
                                                                               918,018
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL FIELD MACHINERY & EQUIPMENT (0.51%)
                                                                           $
 National-Oilwell /1/                                     8,500                178,925
OIL-FIELD SERVICES (0.63%)
 Oil States International                                 7,900                 92,351
 Willbros Group                                           7,600                129,200
                                                                               221,551
OPTICAL SUPPLIES (0.48%)
 Ocular Sciences /1/                                      6,300                166,950
PAPER & RELATED PRODUCTS (1.38%)
 Boise Cascade                                            5,710                197,166
 Pope & Talbot                                           11,400                213,522
 Schweitzer-Mauduit International                         2,881                 70,873
                                                                               481,561
PHARMACY SERVICES (0.54%)
 Syncor International /1/                                 6,045                190,418
PIPELINES (0.78%)
 Equitable Resources                                      8,000                274,400
PRINTING-COMMERCIAL (1.93%)
 Banta                                                    7,800                280,020
 Valassis Communications                                 10,800                394,200
                                                                               674,220
PROPERTY & CASUALTY INSURANCE (0.25%)
 Arch Capital Group /1/                                   3,100                 87,265
RENTAL-AUTO & EQUIPMENT (0.81%)
 Rent-A-Center /1/                                        3,310                192,013
 Rent-Way                                                 6,975                 90,117
                                                                               282,130
RESEARCH & DEVELOPMENT (0.63%)
 Pharmaceutical Product Development /1/                   8,400                221,256
RESPIRATORY PRODUCTS (0.87%)
 Respironics /1/                                          8,900                303,045
RETAIL-AUTO PARTS (0.54%)
 CSK Auto                                                13,600                189,584
RETAIL-BEDDING (0.52%)
 Linens 'N Things /1/                                     5,500                180,455
RETAIL-CONSUMER ELECTRONICS (0.10%)
 Ultimate Electronics /1/                                 1,350                 34,979
RETAIL-DRUG STORE (0.64%)
 Duane Reade /1/                                          6,600                224,730
RETAIL-RESTAURANTS (2.69%)
 Buca                                                    12,600                240,030
 CBRL Group                                               7,400                225,848
 Jack in the Box /1/                                      7,300                232,140
 Rare Hospitality International /1/                       9,000                242,280
                                                                               940,298
RETAIL-VIDEO RENTAL (1.33%)
 Hollywood Entertainment /1/                             12,300                254,364
 Movie Gallery /1/                                        9,982                210,820
                                                                               465,184
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (3.34%)
                                                                           $
 BankAtlantic Bancorp                                    17,800                214,490
 Dime Community Bancshares                                9,500                215,555
 Flagstar Bancorp.                                        4,425                102,217
 Independence Community Bank                              6,700                196,109
 MAF Bancorp                                              2,963                111,409
 Pennfed Financial Services                               3,400                 94,860
 Webster Financial                                        6,100                233,264
                                                                             1,167,904
SEISMIC DATA COLLECTION (0.36%)
 Veritas DGC /1/                                         10,000                126,000
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.37%)
 Cirrus Logic /1/                                        17,210                128,903
SEMICONDUCTOR EQUIPMENT (1.82%)
 Metron Technology /1/                                   14,201                121,703
 MKS Instruments /1/                                      6,920                138,884
 Photronics /1/                                           7,070                133,906
 Siliconware Precision Industries /1/                    31,490                108,640
 Varian Semiconductor Equipment Associates /1/            3,900                132,327
                                                                               635,460
STEEL PIPE & TUBE (0.34%)
 Shaw Group /1/                                           3,900                119,730
STEEL-SPECIALTY (0.76%)
 Allegheny Technologies                                  10,580                167,693
 Gibraltar Steel                                          4,500                 99,855
                                                                               267,548
TELECOMMUNICATION EQUIPMENT (0.14%)
 AudioCodes /1/                                          20,915                 50,405
TELECOMMUNICATION SERVICES (0.83%)
 Inet Technologies /1/                                   25,360                171,180
 Time Warner Telecom /1/                                 71,299                119,782
                                                                               290,962
TELEPHONE-INTEGRATED (0.20%)
 RCN /1/                                                 52,010                 71,254
THERAPEUTICS (0.82%)
 Amylin Pharmaceuticals /1/                              26,127                285,829
TOOLS-HAND HELD (0.68%)
 Snap-On                                                  8,000                239,760
TRANSPORT-RAIL (0.75%)
 Kansas City Southern Industries                         15,600                261,300
TRANSPORT-TRUCK (0.62%)
 Roadway Express                                          6,000                215,580
TRAVEL SERVICES (0.26%)
 Navigant International /1/                               5,900                 91,273
VITAMINS & NUTRITION PRODUCTS (0.55%)
 NBTY /1/                                                12,500                193,500
WEB PORTALS (0.49%)
 Overture Services /1/                                    7,040                171,776
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.15%)
                                                                           $
 DMC Stratex Networks /1/                                26,480                 53,225
                                           TOTAL COMMON STOCKS              32,229,001

                                                     Principal
                                                       Amount                 Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.99%)
DIVERSIFIED FINANCIAL SERVICES (4.99%)
 Investment in Joint Trading Account; General
  Electric Capital                                   10,000,000
                                                     $                     $
  1.98%; 07/01/02                                     1,746,614              1,746,614
                                        TOTAL COMMERCIAL PAPER               1,746,614
                                                                           -----------

                          TOTAL PORTFOLIO INVESTMENTS (97.04%)              33,975,615
CASH AND RECEIVABLES, NET OF LIABILITIES (2.96%)                             1,034,831
                                    TOTAL NET ASSETS (100.00%)             $35,010,446
                                                                           -------------



See accompanying notes.

                                      151



                            SCHEDULE OF INVESTMENTS
                            SMALLCAP GROWTH ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)

                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (94.22%)
AEROSPACE & DEFENSE (1.31%)
                                                                   $
 Titan /1/                                       14,730                269,412
 Veridian                                        12,560                287,624
                                                                       557,036
APPAREL MANUFACTURERS (0.41%)
 Quiksilver /1/                                   7,050                174,840
APPLICATIONS SOFTWARE (1.35%)
 J.D. Edwards /1/                                36,040                437,886
 Roxio /1/                                       19,400                139,680
                                                                       577,566
AUDIO & VIDEO PRODUCTS (0.79%)
 Harman International Industries                  6,870                338,347
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.51%)
 Superior Industries International                4,760                219,579
CASINO SERVICES (0.21%)
 Scientific Games /1/                            11,160                 88,610
COMMERCIAL BANKS (2.26%)
 Cullen/Frost Bankers                            11,480                412,017
 East-West Bancorp                                4,920                169,838
 Southwest Bancorp. of Texas /1/                  6,330                229,273
 Sterling Bancshares                             10,390                153,460
                                                                       964,588
COMMERCIAL SERVICE-FINANCE (1.01%)
 PRG-Schultz International /1/                   35,180                433,066
COMMERCIAL SERVICES (4.02%)
 Corporate Executive Board /1/                   50,060              1,714,555
COMMUNICATIONS SERVICES, NEC (0.01%)
 Mainstream Data                                  3,295                  3,954
COMPUTER SERVICES (3.28%)
 Anteon International /1/                        18,550                468,944
 CACI International /1/                           7,190                274,586
 Manhattan Associates /1/                        20,330                653,813
                                                                     1,397,343
COMPUTER SOFTWARE (0.39%)
 HPL Technologies                                11,100                167,166
COMPUTERS-MEMORY DEVICES (0.44%)
 Sandisk /1/                                     15,100                187,240
CONSULTING SERVICES (1.48%)
 FTI Consulting /1/                              18,020                630,880
DIAGNOSTIC EQUIPMENT (0.62%)
 Therasense /1/                                  14,250                263,197
DIVERSIFIED MANUFACTURING OPERATIONS (0.81%)
 Tredegar                                        14,350                346,552
DIVERSIFIED OPERATIONS (0.57%)
 Walter Industries                               17,940                242,190
E-COMMERCE-PRODUCTS (0.28%)
 Overstock.com                                    8,640                121,392
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
E-MARKETING-INFORMATION (1.09%)
                                                                   $
 Digital River /1/                               50,480                463,911
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.16%)
 ChipPAC /1/                                     62,190                384,334
 Lattice Semiconductor /1/                       30,000                260,700
 Semtech /1/                                     10,960                292,632
 Silicon Laboratories                            14,710                411,733
                                                                     1,349,399
ENTERPRISE SOFTWARE & SERVICE (2.44%)
 Concord Communications /1/                      25,470                419,745
 JDA Software Group /1/                          22,030                622,568
                                                                     1,042,313
FIDUCIARY BANKS (3.15%)
 Investors Financial Services                    40,040              1,342,942
FINANCE-AUTO LOANS (1.68%)
 AmeriCredit /1/                                 25,500                715,275
FOOD-RETAIL (0.88%)
 Whole Foods Market /1/                           7,760                374,187
FOOD-WHOLESALE & DISTRIBUTION (1.01%)
 Fleming                                         23,390                429,206
HEALTHCARE-SERVICES (0.70%)
 Dianon Systems /1/                               5,560                297,015
HOME FURNISHINGS (0.43%)
 Furniture Brands International /1/               6,070                183,618
HUMAN RESOURCES (2.31%)
 AMN Healthcare Services /1/                     15,980                559,460
 MPS Group /1/                                   49,970                424,745
                                                                       984,205
INSTRUMENTS-CONTROLS (0.85%)
 Photon Dynamics /1/                             12,110                363,300
INTERNET FINANCIAL SERVICES (0.36%)
 PayPal                                           7,580                153,124
INTERNET INFRASTRUCTURE SOFTWARE (0.41%)
 Seebeyond Technology /1/                        57,010                176,731
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.84%)
 Affiliated Managers Group /1/                   12,800                787,200
LASERS-SYSTEMS & COMPONENTS (0.50%)
 Cymer /1/                                        6,140                215,146
MACHINERY-PUMPS (0.96%)
 Flowserve                                       13,770                410,346
MEDICAL IMAGING SYSTEMS (0.35%)
 CTI Molecular Imaging                            6,440                147,734
MEDICAL INFORMATION SYSTEM (1.74%)
 Cerner /1/                                      11,680                558,655
 IDX Systems                                     14,010                182,410
                                                                       741,065
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (1.14%)
                                                                   $
 Thoratec /1/                                    54,120                486,539
MEDICAL PRODUCTS (1.12%)
 Cooper                                           5,010                235,971
 Inamed /1/                                       9,010                243,901
                                                                       479,872
MEDICAL-BIOMEDICAL/GENE (3.19%)
 Bio-Rad Laboratories /1/                         8,870                403,585
 Enzon /1/                                        9,160                230,099
 Icos /1/                                         4,370                 74,115
 InterMune /1/                                   13,420                283,162
 Invitrogen /1/                                  11,570                370,356
                                                                     1,361,317
MEDICAL-DRUGS (3.20%)
 Celgene /1/                                     25,920                396,576
 First Horizon Pharmaceutical /1/                14,050                290,694
 SICOR /1/                                       36,620                678,935
                                                                     1,366,205
MEDICAL-GENERIC DRUGS (2.13%)
 Eon Labs                                        19,800                352,242
 Taro Pharmaceuticals Industries /1/             22,780                558,566
                                                                       910,808
MEDICAL-HMO (2.86%)
 American Medical Security Group                 12,240                293,026
 Centene                                         17,890                554,232
 Mid Atlantic Medical Services /1/               11,950                374,632
                                                                     1,221,890
NON-FERROUS METALS (0.15%)
 Liquidmetal Technologies /1/                     5,390                 62,524
OIL & GAS DRILLING (5.93%)
 Helmerich & Payne                                9,880                352,914
 Patterson-UTI Energy /1/                        11,930                336,784
 Precision Drilling /1/                           8,450                293,553
 Pride International /1/                         20,170                315,862
 Rowan                                           57,320              1,229,514
                                                                     2,528,627
OIL COMPANY-EXPLORATION & PRODUCTION (1.06%)
 Evergreen Resources /1/                         10,680                453,900
OIL FIELD MACHINERY & EQUIPMENT (1.62%)
 Grant Prideco /1/                               50,820                691,152
PHARMACY SERVICES (1.18%)
 Accredo Health /1/                              10,925                504,079
POWER CONVERTER & SUPPLY EQUIPMENT (1.10%)
 Advanced Energy Industries /1/                  21,240                471,103
RADIO (2.01%)
 Cumulus Media /1/                               25,180                346,981
 Radio One /1/                                   13,160                195,689
 Spanish Broadcasting System /1/                 31,300                313,000
                                                                       855,670
RETAIL-APPAREL & SHOE (4.05%)
 Aeropostale                                      2,540                 69,520
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                   $
 AnnTaylor Stores /1/                            12,265                311,408
 Charlotte Russe Holding /1/                     18,760                418,911
 Hot Topic /1/                                   19,450                519,509
 Pacific Sunwear of California /1/               18,350                406,820
                                                                     1,726,168
RETAIL-AUTO PARTS (0.36%)
 CSK Auto /1/                                    11,160                155,570
RETAIL-BEDDING (1.05%)
 Linens 'N Things /1/                            13,590                445,888
RETAIL-LEISURE PRODUCTS (0.60%)
 West Marine /1/                                 20,080                256,221
RETAIL-MAIL ORDER (0.86%)
 Williams-Sonoma /1/                             11,970                367,000
RETAIL-MUSIC STORE (0.56%)
 Guitar Center /1/                               12,910                239,481
RETAIL-RESTAURANTS (1.65%)
 AFC Enterprises /1/                              4,320                135,000
 P.F. Chang's China Bistro /1/                   18,120                569,330
                                                                       704,330
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.10%)
 Atmel /1/                                       74,680                467,497
SEMICONDUCTOR EQUIPMENT (4.47%)
 Amkor Technology /1/                            20,120                125,146
 Axcelis Technologies /1/                        44,300                500,590
 Helix Technology                                14,420                297,052
 Kulicke & Soffa Industries                      20,250                250,898
 MKS Instruments /1/                             14,870                298,441
 Mykrolis /1/                                    16,630                196,400
 Varian Semiconductor Equipment
  Associates /1/                                  7,030                238,528
                                                                     1,907,055
TELECOMMUNICATION EQUIPMENT (2.17%)
 Arris Group /1/                                 81,290                364,179
 UTStarcom /1/                                   27,830                561,331
                                                                       925,510
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.27%)
 Harmonic /1/                                    30,920                113,136
THERAPEUTICS (1.23%)
 Cell Therapeutics /1/                           58,210                317,768
 Medarex /1/                                     27,670                205,312
                                                                       523,080
TRANSPORT-AIR FREIGHT (1.85%)
 CNF                                              7,800                296,244
 EGL /1/                                         29,020                492,179
                                                                       788,423
TRANSPORT-SERVICES (0.60%)
 Pacer International                             14,870                256,359
TRANSPORT-TRUCK (2.58%)
 JB Hunt Transport Services                       9,130                269,518
 Swift Transportation /1/                         6,420                149,586
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (CONTINUED)
                                                                   $
 USFreightways                                    6,020                227,977
 Yellow                                          14,040                454,896
                                                                     1,101,977
VITAMINS & NUTRITION PRODUCTS (0.52%)
 NBTY /1/                                        14,420                223,222
                                   TOTAL COMMON STOCKS              40,199,421

                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
PREFERRED STOCKS (0.00%)
MISCELLANEOUS INVESTING(0.00%)
 Cidera /2/                                      32,947                      -
                                TOTAL PREFERRED STOCKS                       -
                                                                   -----------

                  TOTAL PORTFOLIO INVESTMENTS (94.22%)              40,199,421
CASH AND RECEIVABLES, NET OF LIABILITIES (5.78%)                     2,468,116
                            TOTAL NET ASSETS (100.00%)             $42,667,537
                                                                   -------------



/1 /Non-income producing security.
/2 /Restricted Security - The fund held securities, which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled 0% of net assets.
See accompanying notes.

                                      154



                            SCHEDULE OF INVESTMENTS
                             SMALLCAP VALUE ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)

                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (95.71%)
AEROSPACE & DEFENSE (0.26%)
                                                                           $
 Esterline Technologies                                   3,200                 72,640
 Gencorp                                                  3,300                 47,190
                                                                               119,830
AEROSPACE & DEFENSE EQUIPMENT (0.77%)
 Heico                                                    1,400                 19,628
 Kaman                                                    2,600                 43,576
 Moog                                                     3,700                158,656
 Orbital Sciences /1/                                       286                  1,244
 Triumph Group /1/                                        2,900                129,340
                                                                               352,444
AGRICULTURAL OPERATIONS (0.06%)
 Seminis                                                  7,400                 26,936
APPAREL MANUFACTURERS (0.50%)
 Tommy Hilfiger /1/                                      16,100                230,552
APPLICATIONS SOFTWARE (0.01%)
 MRO Software /1/                                           500                  5,690
ATHLETIC EQUIPMENT (0.06%)
 Nautilus Group                                             900                 27,540
AUDIO & VIDEO PRODUCTS (0.03%)
 Polycom /1/                                              1,000                 11,990
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.67%)
 Oshkosh Truck                                            5,200                307,372
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (2.05%)
 American Axle & Manufacturing   Holdings /1/             3,500                104,090
 ArvinMeritor                                            12,800                307,200
 Borg Warner                                              3,900                225,264
 Dura Automotive Systems /1/                                800                 16,600
 Modine Manufacturing                                       800                 19,664
 Superior Industries International                        4,800                221,424
 Tower Automotive /1/                                     3,300                 46,035
                                                                               940,277
BEVERAGES-WINE & SPIRITS (0.03%)
 Robert Mondavi /1/                                         400                 13,692
BROADCASTING SERVICES & PROGRAMMING (0.16%)
 Gray Communication System                                4,100                 74,210
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.01%)
 USG                                                        900                  6,300
BUILDING PRODUCTS-AIR & HEATING (0.71%)
 Lennox International                                     8,700                156,513
 Nortek                                                   3,700                166,870
                                                                               323,383
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.49%)
 Centex Construction Products                             1,000                 36,400
 Florida Rock Industries                                  2,900                104,429
 Texas Industries                                         2,600                 81,874
                                                                               222,703
BUILDING PRODUCTS-DOORS & WINDOWS (0.12%)
 Apogee Enterprises                                       3,700                 53,132
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING PRODUCTS-LIGHT FIXTURES (0.37%)
                                                                           $
 Genlyte Group /1/                                        4,200                170,646
BUILDING PRODUCTS-WOOD (0.41%)
 Universal Forest Products                                8,000                187,360
BUILDING-MAINTENANCE & SERVICE (0.03%)
 Encompass Services                                      26,700                 15,219
BUILDING-MOBIL HOME & MANUFACTURE HOUSING (0.23%)
 Winnebago Industries                                     2,400                105,600
BUILDING-RESIDENTIAL & COMMERCIAL (1.28%)
 Beazer Homes /1/                                           300                 24,000
 MDC Holdings                                             3,620                188,240
 NVR                                                        500                161,500
 Standard-Pacific                                         4,400                154,352
 Toll Brothers /1/                                        2,000                 58,600
                                                                               586,692
BUSINESS TO BUSINESS-E COMMERCE (0.06%)
 Ariba /1/                                                8,900                 28,391
CABLE TV (0.30%)
 Charter Communications /1/                               9,500                 38,760
 Insight Communications /1/                               1,600                 18,768
 Lodgenet Entertainment /1/                               5,400                 77,755
                                                                               135,283
CASINO HOTELS (1.09%)
 Aztar /1/                                                8,700                180,960
 Boyd Gaming /1/                                         22,000                315,920
                                                                               496,880
CASINO SERVICES (0.14%)
 Alliance Gaming /1/                                      5,100                 62,322
CHEMICALS-DIVERSIFIED (0.53%)
 Octel /1/                                                2,600                 65,442
 Solutia                                                 25,100                176,202
                                                                               241,644
CHEMICALS-PLASTICS (0.22%)
 PolyOne                                                  9,000                101,250
CHEMICALS-SPECIALTY (2.14%)
 Crompton                                                 8,000                102,000
 Cytec Industries /1/                                     2,100                 66,024
 H.B. Fuller                                              3,800                111,302
 International Specialty Products                        11,800                 90,860
 Millennium Chemicals                                    24,500                344,225
 Minerals Technologies                                    2,100                103,572
 NL Industries                                            5,700                 86,925
 Omnova Solutions                                         8,900                 74,760
                                                                               979,668
CIRCUIT BOARDS (0.28%)
 Benchmark Electronics /1/                                4,000                115,360
 Park Electrochemical                                       500                 13,250
                                                                               128,610
CLOSED-END FUNDS (0.12%)
 Gladstone Capital                                        3,000                 54,150
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (7.83%)
                                                                           $
 1st Source                                               1,000                 24,720
 Alabama National Bancorp.                                  600                 25,974
 Allegiant Bancorp                                        9,100                165,347
 Amcore Financial                                         3,400                 78,778
 Arrow Financial                                          1,000                 33,990
 Banner                                                   8,900                220,275
 BSB Bancorp.                                             3,500                 93,380
 Chemical Financial                                       2,400                 90,024
 City Holding                                             2,300                 53,843
 Colonial Bancgroup                                       6,200                 93,000
 Columbia Banking Systems                                 1,255                 16,202
 Community Bank System                                    6,500                209,625
 Community Trust Bancorp                                  1,300                 36,543
 Cullen/Frost Bankers                                     3,800                136,382
 Financial Institutions                                     300                 11,358
 First Bancorp.                                           2,600                 97,318
 First Citizens BancShares                                  500                 55,295
 GBC Bancorp                                              5,300                153,435
 Gold Banc                                               12,400                136,016
 Great Southern Bancorp                                   4,300                171,140
 IBERIABANK                                               4,400                178,376
 Independent Bank                                         2,100                 48,069
 Irwin Financial                                         12,400                249,240
 Local Financial /1/                                      5,400                 88,074
 Mid-State Bancshares                                     3,500                 67,550
 Old Second Bancorp                                         267                  9,797
 Peoples Holding                                            700                 28,700
 Provident Bankshares                                     5,500                130,295
 Provident Financial Group                                8,700                252,387
 Republic Bancorp.                                       15,910                237,695
 Second Bancorp.                                            600                 16,380
 Silicon Valley Bancshares                                4,200                110,712
 Summit Bancshares                                          500                 12,145
 W Holding                                                4,200                101,556
 West Coast Bancorp                                       8,800                150,920
                                                                             3,584,541
COMMERCIAL SERVICES (0.15%)
 Arbitron                                                 1,100                 34,320
 ProxyMed                                                 1,600                 33,040
                                                                                67,360
COMMUNICATIONS SOFTWARE (0.02%)
 Seachange International /1/                              1,100                  9,658
COMPUTER DATA SECURITY (0.08%)
 SCM Microsystems /1/                                     2,700                 36,126
COMPUTER SERVICES (0.42%)
 CACI International /1/                                   3,100                118,389
 Compucom Systems                                        15,300                 59,364
 Tier Technologies /1/                                      800                 14,256
                                                                               192,009
COMPUTERS (0.08%)
 Palm /1/                                                21,200                 37,312
COMPUTERS-INTEGRATED SYSTEMS (0.46%)
 McData /1/                                               1,600                 14,096
 MTS Systems                                              5,600                 73,696
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (CONTINUED)
                                                                           $
 Radisys /1/                                                800                  9,304
 Silicon Graphics                                        23,700                 69,678
 Synopsys /1/                                               795                 43,574
                                                                               210,348
COMPUTERS-MEMORY DEVICES (0.65%)
 Hutchison Technology /1/                                 4,100                 64,124
 Iomega                                                   8,900                114,365
 Read-Rite /1/                                           17,200                  8,256
 Western Digital /1/                                     34,600                112,450
                                                                               299,195
COMPUTERS-PERIPHERAL EQUIPMENT (0.33%)
 Electronics for Imaging /1/                              8,900                141,599
 InFocus /1/                                                700                  8,246
                                                                               149,845
CONSULTING SERVICES (0.33%)
 Gartner /1/                                              8,100                 80,514
 Watson Wyatt                                             3,000                 72,660
                                                                               153,174
CONSUMER PRODUCTS-MISCELLANEOUS (0.29%)
 American Greetings                                       6,200                103,292
 Blyth                                                      900                 28,098
                                                                               131,390
CONTAINERS-METAL & GLASS (0.92%)
 Crown Cork & Seal                                       27,400                187,690
 Greif Brothers                                             500                 16,681
 Silgan Holdings                                          5,400                218,376
                                                                               422,747
CONTAINERS-PAPER & PLASTIC (0.02%)
 Ivex Packaging /1/                                         400                  9,108
COSMETICS & TOILETRIES (0.29%)
 Alberto-Culver                                           2,900                131,022
DATA PROCESSING & MANAGEMENT (0.16%)
 American Management Systems /1/                          2,900                 55,419
 infoUSA                                                  2,900                 15,866
                                                                                71,285
DECISION SUPPORT SOFTWARE (0.19%)
 NetIQ /1/                                                2,900                 65,627
 Precise Software Solutions /1/                           2,200                 21,010
                                                                                86,637
DIAGNOSTIC KITS (0.23%)
 Diagnostic Products                                      2,900                107,300
DIRECT MARKETING (0.04%)
 Advo                                                       500                 19,325
DISTRIBUTION-WHOLESALE (1.01%)
 Advanced Marketing Services                              2,400                 43,920
 Aviall                                                   2,400                 33,600
 Bell Microproducts /1/                                   1,200                  9,660
 Handleman                                                2,000                 28,920
 Hughes Supply                                            5,800                256,998
 United Stationers                                        2,900                 88,160
                                                                               461,258
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (2.30%)
                                                                           $
 A.O. Smith                                               6,900                215,349
 Acuity Brands                                            7,400                134,680
 Ameron International                                     2,900                208,220
 Barnes Group                                             5,600                128,240
 ESCO Technologies /1/                                    1,300                 45,500
 Griffon /1/                                              1,310                 23,711
 Harsco                                                   5,500                206,250
 Pittston Brink's Group                                   3,800                 91,200
                                                                             1,053,150
DIVERSIFIED MINERALS (0.04%)
 Amcol International                                      3,100                 19,995
E-COMMERCE-PRODUCTS (0.00%)
 Stamps.com /1/                                             300                  1,329
E-COMMERCE-SERVICES (0.12%)
 Pegasus Solutions /1/                                    3,200                 56,000
E-SERVICES-CONSULTING (0.04%)
 Websense                                                   800                 20,456
ELECTRIC-INTEGRATED (3.16%)
 Avista                                                   4,200                 57,960
 CH Energy Group                                          1,000                 49,490
 Cleco                                                    7,200                157,680
 El Paso Electric                                        11,200                155,120
 Northwestern                                             5,200                 88,140
 RGS Energy Group                                         7,200                282,240
 Sierra Pacific Resources                                52,900                412,620
 UIL Holdings                                               400                 21,784
 Unisource Energy                                        12,000                222,840
                                                                             1,447,874
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.13%)
 DSP Group /1/                                            2,400                 47,040
 Stoneridge /1/                                             700                 13,090
                                                                                60,130
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.51%)
 Actel /1/                                                1,300                 27,326
 ESS Technology /1/                                       3,864                 67,775
 HI/FN /1/                                                3,000                 18,000
 Pioneer Standard Electronics                             6,900                 71,691
 Zoran /1/                                                2,150                 49,256
                                                                               234,048
ELECTRONIC MEASUREMENT INSTRUMENTS (0.03%)
 Analogic                                                   300                 14,751
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.35%)
 EMCOR Group /1/                                            400                 23,204
 URS                                                      4,900                136,220
                                                                               159,424
ENTERPRISE SOFTWARE & SERVICE (0.85%)
 Hyperion Solutions /1/                                   7,100                129,485
 JDA Software Group /1/                                   4,400                124,344
 Novell /1/                                              42,600                136,746
                                                                               390,575
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERTAINMENT SOFTWARE (0.15%)
                                                                           $
 Acclaim Entertainment                                   19,100                 67,423
ENVIRONMENTAL MONITORING & DETECTION (0.05%)
 Mine Safety Appliances                                     600                 24,000
FINANCE-LEASING COMPANY (0.26%)
 MicroFinancial                                          15,000                119,850
FINANCE-MORTGAGE LOAN/BANKER (0.64%)
 American Home Mortgage Holdings                         12,000                149,880
 New Century Financial                                    4,100                143,377
                                                                               293,257
FINANCIAL GUARANTEE INSURANCE (0.29%)
 Triad Guaranty /1/                                       3,100                134,943
FIREARMS & AMMUNITION (0.35%)
 Sturm Ruger                                             11,300                159,895
FOOD-BAKING (0.33%)
 Interstate Bakeries                                      5,200                150,176
FOOD-CANNED (0.08%)
 Del Monte Foods /1/                                      3,100                 36,580
FOOD-DAIRY PRODUCTS (0.54%)
 Dean Foods                                               6,588                245,732
FOOD-MISCELLANEOUS/DIVERSIFIED (1.02%)
 Corn Products International                                400                 12,448
 Dole Food                                                6,400                185,600
 J & J Snack Foods /1/                                    3,600                161,856
 Ralcorp Holdings /1/                                     2,700                 84,375
 Riviana Foods                                              200                  5,072
 Sensient Technologies                                      800                 18,208
                                                                               467,559
FOOD-RETAIL (0.15%)
 Great Atlantic & Pacific Tea                             3,700                 69,153
FOOD-WHOLESALE & DISTRIBUTION (0.23%)
 Fleming                                                  5,800                106,430
FOOTWEAR & RELATED APPAREL (0.93%)
 Skechers U.S.A. /1/                                      9,600                207,456
 Steven Madden /1/                                       11,100                220,102
                                                                               427,558
GARDEN PRODUCTS (0.50%)
 Toro                                                     4,000                229,360
GAS-DISTRIBUTION (3.32%)
 AGL Resources                                            5,500                128,755
 Atmos Energy                                             2,300                 53,912
 Cascade Natural Gas                                      3,200                 66,880
 Northwest Natural                                        9,400                274,292
 Oneok                                                   12,200                267,790
 Peoples Energy                                             400                 14,636
 Southwest Gas                                            4,200                103,950
 Southwestern Energy                                     19,500                296,010
 UGI                                                      4,200                134,148
 WGL Holdings                                             6,900                179,400
                                                                             1,519,773
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOME FURNISHINGS (0.82%)
                                                                           $
 Furniture Brands International /1/                      10,000                302,500
 Kimball International                                    4,400                 72,116
 La-Z-Boy                                                   100                  2,522
                                                                               377,138
HOSPITAL BEDS & EQUIPMENT (0.16%)
 Invacare                                                 2,000                 73,520
HOTELS & MOTELS (0.39%)
 LaSalle Hotel Properties                                 6,500                102,375
 Prime Hospitality                                        5,800                 75,110
                                                                               177,485
HOUSEWARES (0.04%)
 Libbey                                                     600                 20,460
HUMAN RESOURCES (0.54%)
 Spherion /1/                                            20,700                246,330
IDENTIFICATION SYSTEM-DEVELOPMENT (0.09%)
 Checkpoint Systems /1/                                   3,100                 36,270
 Paxar /1/                                                  200                  3,350
                                                                                39,620
INSTRUMENTS-CONTROLS (0.20%)
 Watts Industries                                         1,600                 31,760
 Woodward Governor                                        1,000                 59,120
                                                                                90,880
INSTRUMENTS-SCIENTIFIC (0.16%)
 Fisher Scientific International                          2,600                 72,800
INTERNET APPLICATION SOFTWARE (0.04%)
 Netegrity /1/                                            3,300                 20,328
INTERNET BROKERS (0.13%)
 Ameritrade Holding                                      12,500                 57,500
INTERNET CONTENT-ENTERTAINMENT (0.20%)
 Alloy /1/                                                6,300                 90,972
INTERNET FINANCIAL SERVICES (0.70%)
 eSPEED /1/                                               3,400                 37,094
 IndyMac Bancorp                                          8,800                199,584
 Net.B@nk /1/                                             7,000                 83,860
                                                                               320,538
INTERNET INFRASTRUCTURE SOFTWARE (0.02%)
 Asiainfo Holdings                                          600                  7,950
INTERNET TELEPHONY (0.15%)
 ITXC                                                    13,000                 67,730
INVESTMENT COMPANIES (0.86%)
 American Capital Strategies                             14,400                395,568
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.31%)
 Affiliated Managers Group /1/                            2,300                141,450
LASERS-SYSTEMS & COMPONENTS (0.41%)
 Coherent /1/                                             6,300                187,866
LIFE & HEALTH INSURANCE (0.96%)
 Conseco                                                 10,900                 21,800
 Delphi Financial Group                                   4,600                198,950
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
                                                                           $
 FBL Financial Group                                        400                  8,860
 Nationwide Financial Services                              200                  7,900
 UICI /1/                                                10,100                203,616
                                                                               441,126
MACHINERY TOOLS & RELATED PRODUCTS (0.31%)
 Milacron                                                 4,300                 44,290
 Regal Beloit                                             4,100                 97,621
                                                                               141,911
MACHINERY-CONSTRUCTION & MINING (0.43%)
 JLG Industries                                           3,700                 51,911
 Terex                                                    6,500                146,185
                                                                               198,096
MACHINERY-FARM (0.57%)
 AGCO                                                     6,800                133,484
 CNH Global                                              32,000                128,960
                                                                               262,444
MACHINERY-GENERAL INDUSTRY (1.24%)
 Albany International                                    10,100                271,791
 Applied Industrial Technologies                          8,800                171,600
 Manitowoc                                                  300                 10,635
 Sauer-Danfoss                                            5,400                 61,344
 Tecumseh Products                                        1,000                 53,080
                                                                               568,450
MACHINERY-MATERIAL HANDLING (0.29%)
 Nacco Industries                                         2,300                133,630
MACHINERY-PRINT TRADE (0.58%)
 Imation /1/                                              8,900                264,864
MACHINERY-PUMPS (0.68%)
 Flowserve                                                9,900                295,020
 Thomas Industries                                          500                 14,300
                                                                               309,320
MEDICAL INFORMATION SYSTEM (0.20%)
 Per-Se Technologies                                      9,900                 91,070
MEDICAL INSTRUMENTS (0.50%)
 Conceptus /1/                                            8,200                135,218
 Conmed /1/                                               4,200                 93,786
                                                                               229,004
MEDICAL LABORATORY & TESTING SERVICE (0.35%)
 Covance /1/                                              8,600                161,250
MEDICAL PRODUCTS (0.12%)
 Cooper                                                     700                 32,970
 PSS World Medical /1/                                    2,600                 21,060
                                                                                54,030
MEDICAL STERILIZATION PRODUCT (0.33%)
 Steris /1/                                               8,100                152,928
MEDICAL-BIOMEDICAL/GENE (0.17%)
 Bio-Rad Laboratories /1/                                   600                 27,300
 Cell Genesys                                             3,600                 49,536
                                                                                76,836
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (0.10%)
                                                                           $
 First Horizon Pharmaceutical /1/                         2,100                 43,449
 Ligand Pharmaceuticals /1/                                 300                  4,350
                                                                                47,799
MEDICAL-HMO (0.61%)
 Pacificare Health Systems /1/                            2,100                 57,120
 Sierra Health Services /1/                               9,900                221,265
                                                                               278,385
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.22%)
 Apria Healthcare Group /1/                               4,400                 98,560
METAL PROCESSORS & FABRICATION (1.15%)
 Mueller Industries /1/                                   4,400                139,700
 Quanex                                                   6,600                288,420
 Timken                                                   4,400                 98,252
                                                                               526,372
METAL-COPPER (0.24%)
 Southern Peru Copper                                     7,200                107,928
MISCELLANEOUS INVESTING (11.55%)
 Annaly Mortgage Management                              17,500                339,500
 Anthracite Capital                                      43,400                575,050
 Bedford Property Investors                               6,900                186,990
 Boykin Lodging                                           4,700                 49,162
 Centerpoint Properties                                   3,500                203,525
 Chelsea Property Group                                  12,600                421,470
 Cousins Properties                                       3,900                 96,564
 Crown American Realty Trust                              8,600                 80,840
 Developers Diversified Realty                           19,300                434,443
 Equity Inns                                             15,200                121,600
 Gables Residential Trust                                 4,200                134,106
 Healthcare Realty Trust                                  4,600                147,200
 Highwoods Properties                                     6,900                180,090
 Home Properties of New York                              2,000                 75,880
 HRPT Properties Trust                                   12,100                107,085
 IMPAC Mortgage Holdings                                  4,400                 59,312
 Innkeepers USA Trust                                    11,600                111,128
 La Quinta                                               10,800                 76,896
 Mission West Properties                                 10,000                121,400
 Parkway Properties                                       2,600                 94,120
 Prentiss Properties Trust                                5,800                184,150
 Redwood Trust                                            1,200                 37,200
 RFS Hotel Investors                                      3,400                 46,036
 Saul Centers                                               900                 23,202
 SL Green Realty                                          5,200                185,380
 Sovran Self Storage                                      4,300                143,061
 Taubman Centers                                          9,300                140,895
 Thornburg Mortgage                                       2,600                 51,168
 United Dominion Realty Trust                            34,400                541,800
 Ventas                                                  25,100                320,025
                                                                             5,289,278
MULTI-LINE INSURANCE (0.32%)
 Alfa                                                    11,000                128,700
 United Fire & Casualty                                     500                 18,890
                                                                               147,590
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTILEVEL DIRECT SELLING (0.09%)
                                                                           $
 NU Skin Enterprises                                      2,700                 39,285
MULTIMEDIA (0.40%)
 Media General                                            3,000                181,200
MUSIC (0.19%)
 Steinway Musical Instruments /1/                         4,100                 87,740
NETWORKING PRODUCTS (0.36%)
 Adaptec /1/                                              5,800                 45,762
 Anixter International /1/                                3,200                 74,368
 SafeNet /1/                                                900                 12,546
 Stratos Lightwave /1/                                   19,900                 31,840
                                                                               164,516
NON-FERROUS METALS (0.08%)
 USEC                                                     3,900                 34,320
NON-HOTEL GAMBLING (0.24%)
 Isle of Capri Casinos /1/                                5,400                109,350
OFFICE AUTOMATION & EQUIPMENT (0.35%)
 Ikon Office Solutions                                   12,200                114,680
 Imagistics International /1/                             2,200                 47,234
                                                                               161,914
OFFICE FURNISHINGS-ORIGINAL (0.02%)
 Compx International                                        700                  9,240
OFFICE SUPPLIES & FORMS (0.48%)
 John H. Harland                                          6,500                186,160
 Standard Register                                          300                 10,257
 Wallace Computer Services                                1,000                 21,500
                                                                               217,917
OIL & GAS (0.55%)
 Spinnaker Exploration /1/                                7,000                252,140
OIL COMPANY-EXPLORATION & PRODUCTION (1.31%)
 Callon Petroleum /1/                                       500                  2,445
 Denbury Resources /1/                                    9,000                 92,610
 Houston Exploration /1/                                  3,000                 89,550
 Nuevo Energy /1/                                         2,100                 33,180
 Range Resources /1/                                     13,700                 76,720
 Stone Energy /1/                                         3,800                152,950
 Vintage Petroleum                                        6,600                 78,540
 Westport Resources                                       4,400                 72,160
                                                                               598,155
OIL FIELD MACHINERY & EQUIPMENT (0.20%)
 Lufkin Industries                                        3,200                 92,384
OIL REFINING & MARKETING (0.16%)
 Tesoro Petroleum                                         3,300                 25,575
 WD-40                                                    1,700                 47,192
                                                                                72,767
OIL-FIELD SERVICES (0.18%)
 Core Laboratories /1/                                    2,900                 34,858
 Oil States International /1/                             3,900                 45,591
                                                                                80,449
OPTICAL SUPPLIES (0.13%)
 Ocular Sciences /1/                                        900                 23,850
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OPTICAL SUPPLIES (CONTINUED)
                                                                           $
 Sola International /1/                                   3,000                 34,500
                                                                                58,350
PAPER & RELATED PRODUCTS (0.73%)
 Buckeye Technologies /1/                                   900                  9,000
 Chesapeake                                               1,000                 26,330
 Louisiana-Pacific                                        9,300                 98,394
 P.H. Glatfelter                                          3,900                 73,320
 Rock-Tenn                                                2,300                 42,205
 Schweitzer-Mauduit International                         3,500                 86,100
                                                                               335,349
PHYSICIAN PRACTICE MANAGEMENT (0.35%)
 Pediatrix Medical Group /1/                              3,300                 82,500
 US Oncology /1/                                          9,400                 78,302
                                                                               160,802
POULTRY (0.31%)
 Pilgrims Pride                                          10,200                142,800
PRINTING-COMMERCIAL (0.08%)
 Banta                                                    1,000                 35,900
PROPERTY & CASUALTY INSURANCE (2.09%)
 Baldwin & Lyons                                            700                 15,981
 Commerce Group                                           2,600                102,830
 First American                                           8,900                200,695
 LandAmerica Financial Group                              4,200                132,300
 Ohio Casualty                                            2,600                 54,340
 PMA Capital                                              6,300                133,245
 RLI                                                        800                 41,240
 Stewart Information Services                             6,900                138,966
 W.R. Berkley                                             2,500                137,500
                                                                               957,097
PUBLISHING-NEWSPAPERS (0.30%)
 Journal Register /1/                                     5,400                108,540
 Lee Enterprises                                            800                 28,000
                                                                               136,540
RADIO (0.22%)
 Cumulus Media                                              800                 11,024
 Spanish Broadcasting System /1/                          9,000                 90,000
                                                                               101,024
REAL ESTATE MANAGEMENT & SERVICES (0.21%)
 Jones Lang LaSalle /1/                                   3,000                 74,100
 LNR Property                                               600                 20,700
                                                                                94,800
RECREATIONAL CENTERS (0.16%)
 Bally Total Fitness Holding /1/                          3,800                 71,098
RECREATIONAL VEHICLES (0.70%)
 Arctic Cat                                                 900                 15,650
 Polaris Industries                                       4,700                305,500
                                                                               321,150
REINSURANCE (0.26%)
 RenaissanceRe Holdings                                   3,200                117,120
RENTAL-AUTO & EQUIPMENT (0.30%)
 Aaron Rents                                              1,000                 23,950
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RENTAL-AUTO & EQUIPMENT (CONTINUED)
                                                                           $
 Dollar Thrifty Automotive Group /1/                      1,900                 49,210
 Rent-A-Center /1/                                        1,100                 63,811
                                                                               136,971
RESEARCH & DEVELOPMENT (0.02%)
 Parexel International /1/                                  700                  9,737
RESPIRATORY PRODUCTS (0.26%)
 Edwards Lifesciences /1/                                 5,200                119,184
RETAIL-APPAREL & SHOE (1.49%)
 Aeropostale                                              1,656                 45,325
 Bebe Stores /1/                                            800                 16,232
 Charlotte Russe Holding /1/                              3,500                 78,155
 Charming Shoppes                                        12,700                109,728
 Dress Barn /1/                                           5,800                 89,726
 Genesco /1/                                              6,500                158,275
 Hot Topic /1/                                            2,200                 58,762
 Wet Seal /1/                                             5,100                123,930
                                                                               680,133
RETAIL-AUTO PARTS (0.36%)
 PEP Boys-Manny Moe & Jack                                9,900                166,815
RETAIL-AUTOMOBILE (0.10%)
 Lithia Motors /1/                                        1,300                 34,047
 Sonic Automotive /1/                                       500                 12,875
                                                                                46,922
RETAIL-CONSUMER ELECTRONICS (0.03%)
 Ultimate Electronics /1/                                   482                 12,489
RETAIL-CONVENIENCE STORE (0.15%)
 Casey's General Stores                                   5,600                 67,424
RETAIL-DISCOUNT (0.24%)
 ShopKo Stores                                            5,400                107,892
RETAIL-FABRIC STORE (0.19%)
 Jo-Ann Stores                                            2,900                 84,680
RETAIL-HOME FURNISHINGS (0.55%)
 Haverty Furniture                                        3,200                 63,200
 Pier 1 Imports                                           9,000                186,750
                                                                               249,950
RETAIL-HYPERMARKETS (0.05%)
 Smart & Final                                            3,000                 23,400
RETAIL-JEWELRY (0.11%)
 Zale /1/                                                 1,400                 51,240
RETAIL-REGIONAL DEPARTMENT STORE (0.26%)
 Dillards                                                 4,600                120,934
RETAIL-RESTAURANTS (2.37%)
 Bob Evans Farms                                            100                  3,148
 Landry's Seafood Restaurant                              9,400                239,794
 Lone Star Steakhouse & Saloon                           20,800                490,672
 Papa John's International /1/                            5,200                173,628
 Ruby Tuesday                                             2,200                 42,680
 Ryan's Family Steak Houses /1/                          10,350                136,723
                                                                             1,086,645
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-VIDEO RENTAL (0.49%)
                                                                           $
 Hollywood Entertainment /1/                              8,500                175,780
 Movie Gallery /1/                                        2,300                 48,576
                                                                               224,356
RETAIL-VISION SERVICE CENTER (0.10%)
 Cole National /1/                                        2,400                 45,600
RUBBER-TIRES (0.15%)
 Cooper Tire & Rubber                                     3,400                 69,870
SAVINGS & LOANS-THRIFTS (1.93%)
 BankAtlantic Bancorp                                     5,700                 68,685
 Dime Community Bancshares                                2,350                 53,322
 First Essex Bancorp.                                       400                 13,680
 First Federal Capital                                    2,000                 44,200
 Firstfed Financial                                       1,100                 31,900
 Flagstar Bancorp.                                        8,850                204,435
 Hudson River Bancorp.                                    4,200                113,358
 Ocwen Financial /1/                                     34,800                186,180
 St Francis Capital                                       2,300                 57,017
 Superior Financial                                         600                 11,490
 Troy Financial                                           1,050                 31,605
 WSFS Financial                                           2,600                 67,262
                                                                               883,134
SEISMIC DATA COLLECTION (0.11%)
 Veritas DGC /1/                                          3,900                 49,140
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.28%)
 Anadigics /1/                                            5,300                 43,672
 Exar /1/                                                 1,400                 27,608
 Standard Microsystems /1/                                1,300                 30,693
 Vitesse Semiconductor /1/                                8,000                 24,880
                                                                               126,853
SEMICONDUCTOR EQUIPMENT (0.26%)
 Dupont Photomasks /1/                                      500                 16,580
 FSI International                                        3,400                 25,398
 Photronics /1/                                           4,100                 77,654
                                                                               119,632
SEMICONDUCTORS (0.01%)
 Microtune /1/                                              700                  6,237
SOFTWARE TOOLS (0.02%)
 Borland Software /1/                                       800                  8,240
STEEL PIPE & TUBE (0.44%)
 Valmont Industries                                       9,800                199,234
STEEL-PRODUCERS (0.97%)
 Carpenter Technology                                     5,300                152,693
 Reliance Steel & Aluminum                                4,400                133,276
 Steel Dynamics /1/                                       3,100                 51,057
 United States Steel                                      5,400                107,406
                                                                               444,432
TELECOMMUNICATION EQUIPMENT (0.45%)
 Andrew /1/                                               8,400                120,372
 ARRIS Group /1/                                          6,200                 27,776
 Commscope /1/                                            3,000                 37,500
 North Pittsburgh Systems                                   800                 12,872
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                           $
 Symmetricom /1/                                            500                  1,825
 Terayon /1/                                              5,900                  7,847
                                                                               208,192
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.14%)
 Avanex /1/                                              10,000                 19,400
 C-COR.net /1/                                            1,000                  7,000
 Finisar /1/                                              8,100                 19,197
 Sycamore Networks /1/                                    5,300                 20,458
                                                                                66,055
TELECOMMUNICATION SERVICES (0.18%)
 Commonwealth Telephone Enterprises                       2,100                 84,504
TELEPHONE-INTEGRATED (0.23%)
 CT Communications                                          500                  8,100
 General Communication /1/                                5,200                 34,684
 Talk America Holdings /1/                               14,900                 61,537
                                                                               104,321
TELEVISION (0.11%)
 Sinclair Broadcast Group /1/                             3,600                 52,416
THEATERS (0.10%)
 AMC Entertainment                                        3,100                 44,020
THERAPEUTICS (0.24%)
 Atherogenics                                             2,200                 15,774
 Neurocrine Biosciences /1/                               1,600                 45,840
 Scios /1/                                                1,600                 48,976
                                                                               110,590
TOBACCO (1.00%)
 DIMON                                                    5,100                 35,292
 Standard Commercial                                      3,000                 65,100
 Universal                                                9,800                359,660
                                                                               460,052
TOYS (0.04%)
 Jakks Pacific /1/                                          900                 15,939
TRANSPORT-AIR FREIGHT (0.08%)
 Airborne                                                 1,800                 34,560
TRANSPORT-EQUIPMENT & LEASING (0.17%)
 Gatx                                                       700                 21,070
 Interpool                                                1,000                 17,260
 Willis Lease Finance /1/                                 8,600                 41,603
                                                                                79,933
TRANSPORT-MARINE (0.32%)
 Alexander & Baldwin                                      5,700                147,060
TRANSPORT-TRUCK (1.78%)
 JB Hunt Transport Services                               8,100                239,112
 Landstar System /1/                                        400                 42,740
 Roadway Express                                          3,200                114,976
 USFreightways                                              700                 26,509
 Werner Enterprises                                       3,366                 71,729
 Yellow                                                   9,900                320,760
                                                                               815,826
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRUCKING & LEASING (0.16%)
                                                                           $
 Ryder System                                             2,700                 73,143
WATER (0.02%)
 SJW                                                        100                  8,100
WIRE & CABLE PRODUCTS (0.06%)
 General Cable                                            4,300                 27,090
WIRELESS EQUIPMENT (0.10%)
 Allen Telecom                                            4,200                 17,850
 American Tower                                           6,200                 21,390
 Spectrian /1/                                              800                  8,296
                                                                                47,536
                                           TOTAL COMMON STOCKS              43,821,721

                                                     Principal
                                                       Amount                 Value
---------------------------------------------------------------------------------------------
TREASURY BONDS (0.55%)
 U.S. Treasury /2/
                                                     $                     $
  5.63%; 11/30/02                                       250,000                254,023
                                          TOTAL TREASURY BONDS                 254,023
                                                                           -----------

                          TOTAL PORTFOLIO INVESTMENTS (96.26%)              44,075,744
CASH AND RECEIVABLES, NET OF LIABILITIES (3.74%)                             1,712,406
                                    TOTAL NET ASSETS (100.00%)             $45,788,150
                                                                           -------------



   Contract                   Opening       Current      Unrealized
     Type       Commitment  Market Value  Market Value   Gain (Loss)
---------------------------------------------------------------------
FUTURES CONTRACTS
7 Russell 2000    Buy        $1,594,014    $1,621,726      $27,712
September,
2002
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.
See accompanying notes.

                                      162



                            SCHEDULE OF INVESTMENTS
                               UTILITIES ACCOUNT

                           JUNE 30, 2002 (UNAUDITED)


                                                   Shares
                                                    Held                   Value
------------------------------------------------------------------------------------------
COMMON STOCKS (59.50%)
ELECTRIC-INTEGRATED (43.69%)
                                                                        $
 Allegheny Energy                                     24,300                625,725
 Alliant Energy                                       12,400                318,680
 Ameren                                                4,900                210,749
 American Electric Power                              18,700                748,374
 Consolidated Edison                                   6,684                279,057
 Constellation Energy Group                           28,500                836,190
 Dominion Resources                                   25,801              1,702,350
 DTE Energy                                           11,807                527,064
 Energy East                                          21,800                492,680
 Entergy                                              27,500              1,167,100
 Exelon                                               23,000              1,202,900
 FirstEnergy                                          22,688                757,325
 FPL Group                                            12,300                737,877
 NiSource                                             47,603              1,039,173
 NiSource /1/                                          6,594                 13,716
 Public Service Enterprise Group                      13,800                597,540
 Southern                                             10,055                275,507
 TECO Energy                                          20,000                490,000
 TXU                                                   6,015                309,171
 XCEL Energy                                          12,150                203,756
                                                                         12,534,934
ELECTRIC-TRANSMISSION (1.71%)
 National Grid Group                                  13,925                489,603
GAS-DISTRIBUTION (3.47%)
 New Jersey Resources                                 19,500                582,075
 Peoples Energy                                       11,300                413,467
                                                                            995,542
TELEPHONE-INTEGRATED (10.63%)
 BellSouth                                            25,800                812,700
 SBC Communications                                   33,400              1,018,700
 Verizon Communications                               30,344              1,218,312
                                                                          3,049,712
                                        TOTAL COMMON STOCKS              17,069,791

                                                   Shares
                                                    Held                   Value
------------------------------------------------------------------------------------------
PREFERRED STOCKS (25.04%)
ELECTRIC-DISTRIBUTION (0.65%)
 Yorkshire Capital Trust I                             7,515                186,823
ELECTRIC-INTEGRATED (12.28%)
 Atlantic Capital I                                    2,476                 61,925
 Atlantic Capital Trust II                             2,600                 64,480
 Columbus Southern Power                               7,224                181,033
 Consolidated Edison                                   7,944                204,955
 DTE Energy Trust I                                    3,360                 84,605
 Entergy London Capital                               33,586                841,665
 Entergy Louisiana                                    14,720                365,645
 Georgia Power Capital Trust I                         5,120                128,256
 Georgia Power Capital Trust III                       3,771                 94,464
 OGE Energy Capital Trust I                            6,774                178,359
 Ohio Power                                            1,950                 48,262
                                                   Shares
                                                    Held                   Value
------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                        $
 Ohio Power                                              800                 20,048
 SCE&G Trust I                                        19,500                485,550
 Southern Co. Capital Trust III                        5,110                128,057
 Southwestern Public Service                           5,800                136,590
 SWEPCO Capital I                                     11,382                284,550
 Tennessee Valley Authority                            4,570                116,992
 Tennessee Valley Authority                            3,800                 98,116
                                                                          3,523,552
FINANCE-OTHER SERVICES (6.17%)
 Alabama Power Capital Trust I                         3,755                 93,687
 Gulf Power Capital Trust I                            3,392                 84,630
 Montana Power Capital I                              19,030                469,660
 NSP Financing I                                      31,605                758,520
 PSO Capital I                                         5,790                145,040
 TransCanada Capital                                   8,710                218,360
                                                                          1,769,897
GAS-DISTRIBUTION (0.81%)
 AGL Capital Trust II                                  8,915                231,790
OIL COMPANY-INTEGRATED (1.16%)
 Coastal Finance I                                    13,727                332,880
PIPELINES (1.53%)
 Aquila                                                7,445                140,859
 TransCanada PipeLines                                11,743                299,447
                                                                            440,306
TELEPHONE-INTEGRATED (2.44%)
 TDS Capital II                                       23,734                480,613
 Telephone & Data Systems                             11,309                219,395
                                                                            700,008
                                     TOTAL PREFERRED STOCKS               7,185,256

                                                  Principal
                                                   Amount                  Value
------------------------------------------------------------------------------------------
BONDS (13.34%)
ELECTRIC-INTEGRATED (5.34%)
 Dominion Resources Capital Trust III
                                                 $                      $
  8.40%; 01/15/31                                    525,000                552,091
 Duke Energy
  6.60%; 04/01/22                                    750,000                743,719
 TXU Gas Capital I
  3.39%; 07/01/28                                    300,000                236,569
                                                                          1,532,379
OIL COMPANY-INTEGRATED (4.05%)
 Phillips 66 Capital Trust II
  8.00%; 01/15/37                                  1,125,000              1,162,766
                                                  Principal
                                                   Amount                  Value
------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (3.95%)
 KN Capital Trust I
  8.56%; 04/15/27                                $ 1,100,000            $ 1,133,162
                                                TOTAL BONDS               3,828,307
                                                                        -----------

                       TOTAL PORTFOLIO INVESTMENTS (97.88%)              28,083,354
CASH AND RECEIVABLES, NET OF LIABILITIES (2.12%)                            608,579
                                 TOTAL NET ASSETS (100.00%)             $28,691,933
                                                                        -------------



/1 /Non-income producing security.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2002/(A)/       2001          2000       1999       1998        1997
                           ----            ----          ----       ----       ----        ----
ASSET ALLOCATION ACCOUNT
------------------------
Net Asset Value,
 Beginning of Period..    $11.28         $12.02        $13.23     $12.30     $11.94      $11.48
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.09           0.24          0.35       0.35       0.31        0.30
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.73)         (0.71)        (0.17)      2.00       0.76        1.72
                           -----          -----         -----       ----       ----        ----
 Total From Investment
            Operations     (0.64)         (0.47)         0.18       2.35       1.07        2.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.24)        (0.34)     (0.35)     (0.31)      (0.30)
 Distributions from
  Realized Gains......        --          (0.03)        (1.05)     (1.07)     (0.40)      (1.26)
    ----                                  -----         -----      -----      -----       -----
   Total Dividends and
         Distributions        --          (0.27)        (1.39)     (1.42)     (0.71)      (1.56)
    ----                                  -----         -----      -----      -----       -----
Net Asset Value, End
 of Period............    $10.64         $11.28        $12.02     $13.23     $12.30      $11.94
                          ======         ======        ======     ======     ======      ======
Total Return..........     (5.67)%/(b)/   (3.92)%        1.61%     19.49%      9.18%      18.19%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $96,331       $101,904       $94,905    $89,711    $84,089     $76,804
 Ratio of Expenses to
  Average Net Assets..      0.83%/(c)/     0.85%         0.84%      0.85%      0.89%       0.89%
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.69%/(c)/     2.23%         2.67%      2.50%      2.51%       2.55%
 Portfolio Turnover
  Rate................     296.6%/(c)/    182.4%         67.8%      86.7%     162.7%      131.6%

                           2002/(A)/       2001          2000       1999       1998        1997
                           ----            ----          ----       ----       ----        ----
BALANCED ACCOUNT
----------------
Net Asset Value,
 Beginning of Period..    $13.73         $15.43        $15.41     $16.25     $15.51      $14.44
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.17          0.40/(d)/      0.45       0.56       0.49        0.46
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (1.12)         (1.42)/(d)/   (0.43)     (0.19)      1.33        2.11
                           -----          -----         -----      -----       ----        ----
 Total From Investment
            Operations     (0.95)         (1.02)         0.02       0.37       1.82        2.57
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.40)         (0.47)           --      (0.57)     (0.49)      (0.45)
 Distributions from
  Realized Gains......        --          (0.21)           --      (0.64)     (0.59)      (1.05)
    ----                                  -----                    -----      -----       -----
   Total Dividends and
         Distributions     (0.40)         (0.68)           --      (1.21)     (1.08)      (1.50)
    ----                   -----          -----                    -----      -----       -----
Net Asset Value, End
 of Period............    $12.38         $13.73        $15.43     $15.41     $16.25      $15.51
                          ======         ======        ======     ======     ======      ======
Total Return..........     (7.02)%/(b)/   (6.96)%        0.13%      2.40%     11.91%      17.93%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $128,935       $144,214      $167,595   $209,747   $198,603    $133,827
 Ratio of Expenses to
  Average Net Assets..      0.61%/(c)/     0.61%         0.60%      0.58%      0.59%       0.61%
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.55%/(c)/     2.73%/(d)/    2.74%      3.36%      3.37%       3.26%
 Portfolio Turnover
  Rate................      61.1%/(c)/    114.3%         62.6%      21.7%      24.2%       69.7%



/(a) /Six months ended June 30, 2002.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Effective January 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains/losses per share by $.01, and decrease the ratio of net investment income to average net assets by .08%. Financial highlights for prior periods have not been restated to reflect this change in presentation.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2002/(A)/       2001          2000       1999/(E)/
                           ----            ----          ----       ----
BLUE CHIP ACCOUNT
-----------------
Net Asset Value,
 Beginning of Period..     $7.59          $9.22        $10.38      $10.15
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.02           0.05          0.05        0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (1.23)         (1.63)        (1.16)       0.24
                           -----          -----         -----        ----
 Total From Investment
            Operations     (1.21)         (1.58)        (1.11)       0.32
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.05)        (0.05)      (0.09)
   ----                                   -----         -----       -----
   Total Dividends and
         Distributions        --          (0.05)        (0.05)      (0.09)
   ----                                   -----         -----       -----
Net Asset Value, End
 of Period............     $6.38          $7.59         $9.22      $10.38
                           =====          =====         =====      ======
Total Return..........    (15.94)%/(b)/  (17.13)%      (10.69)%      1.15%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,129         $4,732        $5,552      $6,453
 Ratio of Expenses to
  Average Net Assets..      0.78%/(c)/     0.78%         0.78%       0.69%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.62%/(c)/     0.64%         0.46%       1.33%/(c)/
 Portfolio Turnover
  Rate................     109.7%/(c)/     71.4%         88.7%       16.2%/(c)/

                           2002/(A)/       2001          2000        1999          1998       1997
                           ----            ----          ----        ----          ----       ----
BOND ACCOUNT
------------
Net Asset Value,
 Beginning of Period..    $11.84         $11.78        $10.89      $12.02        $11.78     $11.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.27          0.56/(d)/      0.85        0.81          0.66       0.76
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.10          0.35/(d)/      0.04       (1.12)         0.25       0.44
                            ----          ----           ----       -----          ----       ----
 Total From Investment
            Operations      0.37           0.91          0.89       (0.31)         0.91       1.20
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.57)         (0.85)           --       (0.82)        (0.66)     (0.75)
 Distributions from
  Realized Gains......        --             --            --          --         (0.01)        --
  -----                                                                           -----
   Total Dividends and
         Distributions     (0.57)         (0.85)           --       (0.82)        (0.67)     (0.75)
   ----                    -----          -----                     -----         -----      -----
Net Asset Value, End
 of Period............    $11.64         $11.84        $11.78      $10.89        $12.02     $11.78
                          ======         ======        ======      ======        ======     ======
Total Return..........      3.23%/(b)/     8.12%         8.17%      (2.59)%        7.69%     10.60%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $193,524       $166,658      $116,216    $125,067      $121,973    $81,921
 Ratio of Expenses to
  Average Net Assets..      0.49%/(c)/     0.50%         0.51%       0.50%         0.51%      0.52%
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.37%/(c)/     5.73%/(d)/    7.47%       6.78%         6.41%      6.85%
 Portfolio Turnover
  Rate................      81.5%/(c)/    146.1%         81.5%       40.1%         26.7%       7.3%



/(a) /Six months ended June 30, 2002.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Effective January 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains/losses per share by $.01, and decrease the ratio of net investment income to average net assets by .08%. Financial highlights for prior periods have not been restated to reflect this change in presentation.
/(e) /Period from May 1, 1999, date shares first offered, through December 31,
  1999. Blue Chip Account recognized $.01 net investment income per share and incurred an unrealized gain of $.14 per share from April 15, 1999 through April 30, 1999.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2002/(A)/       2001        2000        1999        1998        1997
                           ----            ----        ----        ----        ----        ----
CAPITAL VALUE ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..    $27.78         $30.72      $30.74      $37.19      $34.61      $29.84
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.18           0.34        0.50        0.78        0.71        0.68
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (1.14)         (2.80)       0.13       (2.41)       3.94        7.52
                           -----          -----        ----       -----        ----        ----
 Total From Investment
            Operations     (0.96)         (2.46)       0.63       (1.63)       4.65        8.20
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.34)      (0.50)      (0.80)      (0.71)      (0.67)
 Distributions from
  Realized Gains......        --          (0.14)      (0.15)      (4.02)      (1.36)      (2.76)
   ----                                   -----       -----       -----       -----       -----
   Total Dividends and
         Distributions        --          (0.48)      (0.65)      (4.82)      (2.07)      (3.43)
   ----                                   -----       -----       -----       -----       -----
Net Asset Value, End
 of Period............    $26.82         $27.78      $30.72      $30.74      $37.19      $34.61
                          ======         ======      ======      ======      ======      ======
Total Return..........     (3.46)%/(b)/   (8.05)%      2.16%      (4.29)%     13.58%      28.53%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $243,350       $254,484    $283,325    $367,927    $385,724    $285,231
 Ratio of Expenses to
  Average Net Assets..      0.61%/(c)/     0.61%       0.60%       0.43%       0.44%       0.47%
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.32%/(c)/     1.20%       1.54%       2.05%       2.07%       2.13%
 Portfolio Turnover
  Rate................     137.1%/(c)/     91.7%      141.8%       43.4%       22.0%       23.4%

                           2002/(A)/       2001        2000        1999        1998        1997
                           ----            ----        ----        ----        ----        ----
EQUITY GROWTH ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..    $16.29         $20.37      $23.89      $18.33      $16.30      $14.52
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.01           0.01        0.02       (0.01)       0.04        0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (2.88)         (2.82)      (2.73)       7.17        2.99        4.26
                           -----          -----       -----        ----        ----        ----
 Total From Investment
            Operations     (2.87)         (2.81)      (2.71)       7.16        3.03        4.30
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.01)         (0.02)         --          --       (0.04)      (0.04)
 Distributions from
  Realized Gains......        --          (1.25)      (0.81)      (1.60)      (0.96)      (2.48)
   ----                                   -----       -----       -----       -----       -----
   Total Dividends and
         Distributions     (0.01)         (1.27)      (0.81)      (1.60)      (1.00)      (2.52)
                           -----          -----       -----       -----       -----       -----
Net Asset Value, End
 of Period............    $13.41         $16.29      $20.37      $23.89      $18.33      $16.30
                          ======         ======      ======      ======      ======      ======
Total Return..........    (17.63)%/(b)/  (14.86)%    (11.71)%     39.50%      18.95%      30.86%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $268,219       $334,401    $383,139    $379,062    $224,058    $149,182
 Ratio of Expenses to
  Average Net Assets..      0.76%/(c)/     0.75%       0.73%       0.77%       0.78%       0.82%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.09%/(c)/     0.06%       0.08%      (0.08)%      0.22%       0.29%
 Portfolio Turnover
  Rate................      93.5%/(c)/     88.8%       69.1%       89.6%      155.6%      172.6%



/(a) /Six months ended June 30, 2002.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2002/(A)/       2001        2000        1999        1998        1997
                           ----            ----        ----        ----        ----        ----
GOVERNMENT SECURITIES ACCOUNT
-----------------------------
Net Asset Value,
 Beginning of Period..    $11.58         $11.43      $10.26      $11.01      $10.72      $10.31
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.25           0.51        0.69        0.71        0.60        0.66
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.20           0.32        0.48       (0.74)       0.28        0.41
                            ----           ----        ----       -----        ----        ----
 Total From Investment
            Operations      0.45           0.83        1.17       (0.03)       0.88        1.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.52)         (0.68)         --       (0.72)      (0.59)      (0.66)
 Distributions from
  Realized Gains......     (0.04)            --          --          --          --          --
   ----                    -----
   Total Dividends and
         Distributions     (0.56)         (0.68)         --       (0.72)      (0.59)      (0.66)
   ----                    -----          -----                   -----       -----       -----
Net Asset Value, End
 of Period............    $11.47         $11.58      $11.43      $10.26      $11.01      $10.72
                          ======         ======      ======      ======      ======      ======
Total Return..........      3.99%/(b)/     7.61%      11.40%      (0.29)%      8.27%      10.39%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $240,842       $193,254    $127,038    $137,787    $141,317     $94,322
 Ratio of Expenses to
  Average Net Assets..      0.48%/(c)/     0.49%       0.51%       0.50%       0.50%       0.52%
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.27%/(c)/     5.63%       6.33%       6.16%       6.15%       6.37%
 Portfolio Turnover
  Rate................      32.0%/(c)/     45.9%        4.3%       19.7%       11.0%        9.0%

                           2002/(A)/       2001        2000        1999        1998        1997
                           ----            ----        ----        ----        ----        ----
GROWTH ACCOUNT
--------------
Net Asset Value,
 Beginning of Period..    $12.24         $16.43      $23.56      $20.46      $17.21      $13.79
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.01             --       (0.02)       0.14        0.21        0.18
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (2.37)         (4.19)      (2.29)       3.20        3.45        3.53
                           -----          -----       -----        ----        ----        ----
 Total From Investment
            Operations     (2.36)         (4.19)      (2.31)       3.34        3.66        3.71
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --          --       (0.14)      (0.21)      (0.18)
 Distributions from
  Realized Gains......        --             --       (4.82)      (0.10)      (0.20)      (0.11)
   ----                                               -----       -----       -----       -----
   Total Dividends and
         Distributions        --             --       (4.82)      (0.24)      (0.41)      (0.29)
   ----                                               -----       -----       -----       -----
Net Asset Value, End
 of Period............     $9.88         $12.24      $16.43      $23.56      $20.46      $17.21
                           =====         ======      ======      ======      ======      ======
Total Return..........    (19.26)%/(b)/  (25.50)%    (10.15)%     16.44%      21.36%      26.96%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $158,058       $209,879    $294,762    $345,882    $259,828    $168,160
 Ratio of Expenses to
  Average Net Assets..      0.61%/(c)/     0.61%       0.60%       0.45%       0.48%       0.50%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.12%/(c)/     0.02%      (0.13)%      0.67%       1.25%       1.34%
 Portfolio Turnover
  Rate................      23.1%/(c)/     39.0%       83.5%       65.7%        9.0%       15.4%



/(a) /Six months ended June 30, 2002.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2002/(B)/       2001          2000        1999       1998         1997
                           ----            ----          ----        ----       ----         ----
HIGH YIELD ACCOUNT
------------------
Net Asset Value,
 Beginning of Period..     $5.79          $6.41         $7.44       $8.06      $8.90        $8.72
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.36          0.63/(e)/      0.66        0.72       0.80         0.76
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.65)         (0.58)/(e)/   (0.99)      (0.58)     (0.85)        0.18
                           -----          -----         -----       -----      -----         ----
 Total From Investment
            Operations     (0.29)          0.05         (0.33)       0.14      (0.05)        0.94
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.67)        (0.70)      (0.76)     (0.79)       (0.76)
    ----                                  -----         -----       -----      -----        -----
   Total Dividends and
         Distributions        --          (0.67)        (0.70)      (0.76)     (0.79)       (0.76)
    ----                                  -----         -----       -----      -----        -----
Net Asset Value, End
 of Period............     $5.50          $5.79         $6.41       $7.44      $8.06        $8.90
                           =====          =====         =====       =====      =====        =====
Total Return..........     (5.01)%/(c)/    0.89%        (4.46)%      1.76%     (0.56)%      10.75%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $8,001        $12,780       $13,078     $13,678    $14,043      $15,837
 Ratio of Expenses to
  Average Net Assets..      0.65%/(d)/     0.65%         0.69%       0.67%      0.68%        0.68%
 Ratio of Net
  Investment Income to
  Average Net Assets..      8.83%/(d)/     9.26%/(e)/    9.15%       8.52%      8.68%        8.50%
 Portfolio Turnover
  Rate................     181.4%/(d)/    204.0%        203.0%       93.8%      87.8%        32.0%

                           2002/(B)/       2001          2000        1999       1998         1997
                           ----            ----          ----        ----       ----         ----
INTERNATIONAL ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..    $10.51         $13.90        $15.95      $14.51     $13.90       $13.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.09           0.09          0.10        0.48       0.26         0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.38)         (3.46)        (1.48)       3.14       1.11         1.35
                           -----          -----         -----        ----       ----         ----
 Total From Investment
            Operations     (0.29)         (3.37)        (1.38)       3.62       1.37         1.58
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.05)         (0.02)        (0.08)      (0.47)     (0.25)       (0.23)
 Distributions from
  Realized Gains......        --             --         (0.59)      (1.71)     (0.51)       (0.47)
    ----                                                -----       -----      -----        -----
   Total Dividends and
         Distributions     (0.05)         (0.02)        (0.67)      (2.18)     (0.76)       (0.70)
                           -----          -----         -----       -----      -----        -----
Net Asset Value, End
 of Period............    $10.17         $10.51        $13.90      $15.95     $14.51       $13.90
                          ======         ======        ======      ======     ======       ======
Total Return..........     (2.78)%/(c)/  (24.27)%       (8.34)%     25.93%      9.98%       12.24%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $140,748       $145,848      $190,440    $197,235   $153,588     $125,289
 Ratio of Expenses to
  Average Net Assets..      0.92%/(d)/     0.92%         0.90%       0.78%      0.77%        0.87%
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...      0.92%/(d)/       --            --          --         --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.78%/(d)/     0.78%         0.81%       3.11%      1.80%        1.92%
 Portfolio Turnover
  Rate................      82.7%/(d)/     84.3%         99.9%       65.5%      33.9%        22.7%



/(a) /Expense ratio without fees paid indirectly.
/(b) /Six months ended June 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Effective January 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. There was no effect to the per share net investment income or net realized and unrealized gain (loss) on investments for the year ended December 31, 2001. The ratio of net investment income to average net assets decreased by .08%. Financial highlights for prior periods have not been restated to reflect this change in presentation.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2002/(C)/     2001      2000/(F)/
                          ----          ----      ----
INTERNATIONAL EMERGING MARKETS ACCOUNT
--------------------------------------
Net Asset Value,
 Beginning of Period..    $8.93        $9.37     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.05         0.08       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.22        (0.48)     (0.63)
                           ----        -----      -----
 Total From Investment
            Operations     0.27        (0.40)     (0.61)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.04)     (0.02)
  ----                                 -----      -----
   Total Dividends and
         Distributions       --        (0.04)     (0.02)
  ----                                 -----      -----
Net Asset Value, End
 of Period............    $9.20        $8.93      $9.37
                          =====        =====      =====
Total Return..........     3.02%/(d)/  (4.24)%    (6.14)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,482       $6,964     $4,883
 Ratio of Expenses to
  Average Net Assets..     1.45%/(e)/   1.35%      1.34%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     2.01%/(e)/   2.33%      1.65%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.31%/(e)/   0.97%      1.06%/(e)/
 Portfolio Turnover
  Rate................    168.2%/(e)/  137.4%      44.0%/(e)/

                          2002/(C)/     2001       2000          1999      1998/(G)/
                          ----          ----       ----          ----      ----
INTERNATIONAL SMALLCAP ACCOUNT
------------------------------
Net Asset Value,
 Beginning of Period..   $10.84       $13.87     $16.66         $9.00      $9.97
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.08         0.04      (0.04)        (0.02)      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.16        (3.07)     (1.89)         8.41      (0.95)
                           ----        -----      -----          ----      -----
 Total From Investment
            Operations     0.24        (3.03)     (1.93)         8.39      (0.94)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)          --         --            --      (0.03)
 Distributions from
  Realized Gains......       --           --      (0.86)        (0.73)        --
  ----                                            -----         -----
   Total Dividends and
         Distributions    (0.03)          --      (0.86)        (0.73)     (0.03)
  ----                    -----                   -----         -----      -----
Net Asset Value, End
 of Period............   $11.05       $10.84     $13.87        $16.66      $9.00
                         ======       ======     ======        ======      =====
Total Return..........     2.21%/(d)/ (21.85)%   (11.50)%       93.81%    (10.37)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $46,579      $43,674    $50,023       $40,040    $13,075
 Ratio of Expenses to
  Average Net Assets..     1.38%/(e)/   1.41%      1.44%         1.32%      1.34%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.38%/(e)/     --         --            --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.44%/(e)/   0.32%     (0.26)%       (0.28)%     0.24%/(e)/
 Portfolio Turnover
  Rate................     72.0%/(e)/  123.8%     292.7%        241.2%      60.3%/(e)/



/(a) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The waiver was increased on May 1, 2002.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Six months ended June 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from October 24, 2000, date shares first offered, through December
  31, 2000.
/(g) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. International SmallCap Account recognized $.02 net investment income per share and incurred an unrealized loss of $.05 per share from April 16, 1998 through April 30, 1998.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2002/(C)/
                          ----
LARGECAP BLEND ACCOUNT
----------------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.66)
                          -----
 Total From Investment
            Operations    (0.65)
                          -----
Net Asset Value, End
 of Period............    $9.35
                          =====
Total Return..........    (6.50)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,015
 Ratio of Expenses to
  Average Net Assets..     1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.42%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.01%/(e)/
 Portfolio Turnover
  Rate................     19.5%/(e)/

                          2002/(F)/       2001      2000     1999/(G)/
                          ----            ----      ----     ----
LARGECAP GROWTH ACCOUNT
-----------------------
Net Asset Value,
 Beginning of Period..    $8.84         $11.67    $13.26     $9.93
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)         (0.03)    (0.08)    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.99)         (2.79)    (1.51)     3.36
                          -----          -----     -----      ----
 Total From Investment
            Operations    (2.00)         (2.82)    (1.59)     3.33
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --          (0.01)       --        --
 -----                                   -----
   Total Dividends and
         Distributions       --          (0.01)       --        --
 -----                                   -----
Net Asset Value, End
 of Period............    $6.84          $8.84    $11.67    $13.26
                          =====          =====    ======    ======
Total Return..........   (22.62)%/(d)/  (24.22)%  (11.99)%   32.47%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,918        $10,445    $7,399    $7,045
 Ratio of Expenses to
  Average Net Assets..     1.13%/(e)/     1.17%     1.20%     1.16%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --           1.17%     1.25%     1.23%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.34)%/(e)/   (0.46)%   (0.66)%   (0.47)%/(e)/
 Portfolio Turnover
  Rate................     41.3%/(e)/     32.1%     24.3%     39.6%/(e)/



/(a) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
    The waiver ceased on May 1, 2002.
/(c) /Period from May 1, 2002, date operations commenced, through June 30, 2002. /(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Six months ended June 30, 2002.
/(g) /Period from May 1, 1999, date shares first offered, through December 31,
  1999. LargeCap Growth Account incurred an unrealized loss of $.07 per share from April 15, 1999 through April 30, 1999.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2002/(C)/       2001      2000/(F)/
                          ----            ----      ----
LARGECAP GROWTH EQUITY ACCOUNT
------------------------------
Net Asset Value,
 Beginning of Period..    $5.44          $7.78     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)         (0.03)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.06)         (2.31)     (2.22)
                          -----          -----      -----
 Total From Investment
            Operations    (1.07)         (2.34)     (2.22)
                          -----          -----      -----
Net Asset Value, End
 of Period............    $4.37          $5.44      $7.78
                          =====          =====      =====
Total Return..........   (19.67)%/(d)/  (30.08)%   (22.22)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,004         $5,172     $4,233
 Ratio of Expenses to
  Average Net Assets..     1.05%/(e)/     1.10%      1.04%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.06%/(e)/     1.11%      1.35%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.67)%/(e)/   (0.62)%    (0.22)%/(e)/
 Portfolio Turnover
  Rate................     96.4%/(e)/    121.2%     217.6%/(e)/

                          2002/(C)/       2001       2000          1999/(G)/
                          ----            ----       ----          ----
LARGECAP STOCK INDEX ACCOUNT
----------------------------
Net Asset Value,
 Beginning of Period..    $8.29          $9.52     $10.71          $9.83
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.04           0.08       0.10           0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.15)         (1.23)     (1.14)          0.97
                          -----          -----      -----           ----
 Total From Investment
            Operations    (1.11)         (1.15)     (1.04)          1.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --          (0.08)     (0.10)         (0.07)
 Distributions from
  Realized Gains......       --             --      (0.05)         (0.08)
  ----                                              -----          -----
   Total Dividends and
         Distributions       --          (0.08)     (0.15)         (0.15)
  ----                                   -----      -----          -----
Net Asset Value, End
 of Period............    $7.18          $8.29      $9.52         $10.71
                          =====          =====      =====         ======
Total Return..........   (13.39)%/(d)/  (12.10)%    (9.67)%         8.93%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $76,135        $73,881    $59,626        $46,088
 Ratio of Expenses to
  Average Net Assets..     0.38%/(e)/     0.40%      0.40%          0.40%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.38%/(e)/     0.41%      0.46%          0.49%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.08%/(e)/     1.05%      1.01%          1.41%/(e)/
 Portfolio Turnover
  Rate................     17.3%/(e)/     10.8%      11.0%           3.8%/(e)/



/(a) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses.  The waiver ceased on May 1, 2002.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses. /(c) /Six months ended June 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from October 24, 2000, date shares first offered, through December
  31, 2000.
/(g) /Period from May 1, 1999, date shares first offered, through December 31,
  1999. LargeCap Stock Index Account recognized $.01 net investment income per share and incurred an unrealized loss of $.18 per share from April 22, 1999 through April 30, 1999.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2002/(C)/
                          ----
LARGECAP VALUE ACCOUNT
----------------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.52)
                          -----
 Total From Investment
            Operations    (0.51)
                          -----
Net Asset Value, End
 of Period............    $9.49
                          =====
Total Return..........    (5.10)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,087
 Ratio of Expenses to
  Average Net Assets..     1.00%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.01%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.49%/(e)/
 Portfolio Turnover
  Rate................      9.3%/(e)/

                          2002/(F)/      2001       2000     1999      1998/(G)/
                          ----           ----       ----     ----      ----
MICROCAP ACCOUNT
----------------
Net Asset Value,
 Beginning of Period..    $9.17         $9.00      $8.07    $8.17     $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.01            --       0.04     0.02       0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.07)         0.17       0.93    (0.11)     (1.86)
                          -----          ----       ----    -----      -----
 Total From Investment
            Operations    (0.06)         0.17       0.97    (0.09)     (1.83)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --      (0.04)   (0.01)     (0.04)
  ----                                             -----    -----      -----
   Total Dividends and
         Distributions       --            --      (0.04)   (0.01)     (0.04)
  ----                                             -----    -----      -----
Net Asset Value, End
 of Period............    $9.11         $9.17      $9.00    $8.07      $8.17
                          =====         =====      =====    =====      =====
Total Return..........    (0.65)%/(d)/   1.89%     12.13%   (1.07)%   (18.42)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $14,067       $12,559    $10,397   $6,418     $5,384
 Ratio of Expenses to
  Average Net Assets..     1.24%/(e)/    1.30%      1.06%    1.06%      1.38%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --            --       1.20%    1.28%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.18%/(e)/   (0.05)%     0.59%    0.22%      0.57%/(e)/
 Portfolio Turnover
  Rate................    132.0%/(e)/   127.2%     178.8%    88.9%      55.3%/(e)/



/(a) /Expense ratio without the Manager's voluntary waiver of certain expenses. /(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The waiver ceased on January 1, 2001.
/(c) /Period from May 1, 2002, date operations commenced, through June 30, 2002. /(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Six months ended June 30, 2002.
/(g) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. MicroCap Account recognized $.01 net investment income per share and incurred an unrealized gain of $.03 per share from April 9, 1998 through April 30, 1998.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2002/(B)/       2001        2000       1999       1998            1997
                           ----            ----        ----       ----       ----            ----
MIDCAP ACCOUNT
--------------
Net Asset Value,
 Beginning of Period..    $32.09         $34.47      $36.90     $34.37     $35.47          $29.74
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.11           0.24        0.10       0.12       0.22            0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.94)         (1.50)       4.76       4.20       0.94            6.48
                           -----          -----        ----       ----       ----            ----
 Total From Investment
            Operations     (0.83)         (1.26)       4.86       4.32       1.16            6.72
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.24)      (0.10)     (0.12)     (0.22)          (0.23)
 Distributions from
  Realized Gains......     (0.47)         (0.88)      (7.19)     (1.67)     (2.04)          (0.76)
                           -----          -----       -----      -----      -----           -----
   Total Dividends and
         Distributions     (0.47)         (1.12)      (7.29)     (1.79)     (2.26)          (0.99)
                           -----          -----       -----      -----      -----           -----
Net Asset Value, End
 of Period............    $30.79         $32.09      $34.47     $36.90     $34.37          $35.47
                          ======         ======      ======     ======     ======          ======
Total Return..........     (2.58)%/(c)/   (3.71)%     14.59%     13.04%      3.69%          22.75%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $277,014       $278,707    $286,681   $262,350   $259,470        $224,630
 Ratio of Expenses to
  Average Net Assets..      0.61%/(d)/     0.62%       0.62%      0.61%      0.62%           0.64%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.72%/(d)/     0.77%       0.28%      0.32%      0.63%           0.79%
 Portfolio Turnover
  Rate................      70.1%/(d)/     73.6%      139.6%      79.6%      26.9%            7.8%

                           2002/(B)/       2001        2000       1999      1998/(E)/
                           ----            ----        ----       ----      ----
MIDCAP GROWTH ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..     $8.49         $10.46      $10.66      $9.65      $9.94
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.02)         (0.05)       0.02       0.02      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (1.46)         (1.68)       0.77       1.01      (0.28)
                           -----          -----        ----       ----      -----
 Total From Investment
            Operations     (1.48)         (1.73)       0.79       1.03      (0.29)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --       (0.02)     (0.02)        --
 Distributions from
  Realized Gains......        --          (0.24)      (0.97)        --         --
    ----                                  -----       -----
   Total Dividends and
         Distributions        --          (0.24)      (0.99)     (0.02)        --
    ----                                  -----       -----      -----
Net Asset Value, End
 of Period............     $7.01          $8.49      $10.46     $10.66      $9.65
                           =====          =====      ======     ======      =====
Total Return..........    (17.43)%/(c)/  (16.92)%      8.10%     10.67%     (3.40)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $24,519        $27,838     $25,924    $14,264     $8,534
 Ratio of Expenses to
  Average Net Assets..      0.94%/(d)/     0.97%       0.96%      0.96%      1.27%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...        --             --        1.01%      1.09%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.65)%/(d)/   (0.66)%      0.27%      0.26%     (0.14)%/(d)/
 Portfolio Turnover
  Rate................      27.9%/(d)/     55.2%      161.9%      74.1%      91.9%/(d)/



/(a) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The waiver ceased on January 1, 2001.
/(b) /Six months ended June 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. MidCap Growth Account recognized $.01 net investment income per share and incurred an unrealized loss of $.07 per share from April 23, 1998 through April 30, 1998.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2002/(C)/       2001      2000/(F)/
                          ----            ----      ----
MIDCAP GROWTH EQUITY ACCOUNT
----------------------------
Net Asset Value,
 Beginning of Period..    $5.90          $8.13     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.02)         (0.04)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.30)         (2.19)     (1.87)
                          -----          -----      -----
 Total From Investment
            Operations    (1.32)         (2.23)     (1.87)
                          -----          -----      -----
Net Asset Value, End
 of Period............    $4.58          $5.90      $8.13
                          =====          =====      =====
Total Return..........   (22.37)%/(d)/  (27.43)%   (18.70)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $7,060         $7,061     $5,031
 Ratio of Expenses to
  Average Net Assets..     1.12%/(e)/     1.10%      1.09%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.19%/(e)/     1.35%      1.34%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.89)%/(e)/   (0.81)%    (0.31)%/(e)/
 Portfolio Turnover
  Rate................    218.9%/(e)/    309.1%     246.9%/(e)/

                          2002/(C)/       2001       2000         1999/(G)/
                          ----            ----       ----         ----
MIDCAP VALUE ACCOUNT
--------------------
Net Asset Value,
 Beginning of Period..   $11.68         $12.57     $11.11        $10.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --           0.01         --          0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.12          (0.35)      3.12          1.24
                           ----          -----       ----          ----
 Total From Investment
            Operations     0.12          (0.34)      3.12          1.26
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --          (0.01)        --         (0.02)
 Distributions from
  Realized Gains......    (0.04)         (0.54)     (1.66)        (0.22)
                          -----          -----      -----         -----
   Total Dividends and
         Distributions    (0.04)         (0.55)     (1.66)        (0.24)
                          -----          -----      -----         -----
Net Asset Value, End
 of Period............   $11.76         $11.68     $12.57        $11.11
                         ======         ======     ======        ======
Total Return..........     1.04%/(d)/    (2.58)%    31.05%        10.24%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,562        $11,778     $7,739        $5,756
 Ratio of Expenses to
  Average Net Assets..     1.18%/(e)/     1.36%      1.20%         1.19%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.18%/(e)/       --       1.29%         1.26%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.10)%/(e)/    0.12%      0.02%         0.30%/(e)/
 Portfolio Turnover
  Rate................     88.4%/(e)/    208.8%     233.2%        154.0%/(e)/



/(a) /Expense ratio without the Manager's voluntary waiver of certain expenses.
    The waiver ceased on May 1, 2002.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses.  The waiver ceased on January 1, 2001.
/(c) /Six months ended June 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from October 24, 2000, date shares first offered, through December
  31, 2000.
/(g) /Period from May 1, 1999, date shares first offered, through December 31,
  1999. MidCap Value Account incurred an unrealized gain of $.09 per share from April 22, 1999 through April 30, 1999.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2002/(A)/      2001       2000       1999       1998           1997
                           ----           ----       ----       ----       ----           ----
MONEY MARKET ACCOUNT
--------------------
Net Asset Value,
 Beginning of Period..    $1.000        $1.000     $1.000     $1.000     $1.000         $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.007         0.039      0.059      0.048      0.051          0.051
                           -----         -----      -----      -----      -----          -----
 Total From Investment
            Operations     0.007         0.039      0.059      0.048      0.051          0.051
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.007)       (0.039)    (0.059)    (0.048)    (0.051)        (0.051)
                          ------        ------     ------     ------     ------         ------
   Total Dividends and
         Distributions    (0.007)       (0.039)    (0.059)    (0.048)    (0.051)        (0.051)
                          ------        ------     ------     ------     ------         ------
Net Asset Value, End
 of Period............    $1.000        $1.000     $1.000     $1.000     $1.000         $1.000
                          ======        ======     ======     ======     ======         ======
Total Return..........      0.75%/(b)/    3.92%      6.07%      4.84%      5.20%          5.04%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $183,855      $180,923   $114,710   $120,924    $83,263        $47,315
 Ratio of Expenses to
  Average Net Assets..      0.49%/(c)/    0.50%      0.52%      0.52%      0.52%          0.55%
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.51%/(c)/    3.70%      5.88%      4.79%      5.06%          5.12%

                           2002/(A)/      2001       2000       1999      1998/(D)/
                           ----           ----       ----       ----      ----
REAL ESTATE ACCOUNT
-------------------
Net Asset Value,
 Beginning of Period..    $10.77        $10.29      $8.20      $9.07     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.17          0.42       0.44       0.43       0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.43          0.47       2.09      (0.85)     (0.97)
                            ----          ----       ----      -----      -----
 Total From Investment
            Operations      1.60          0.89       2.53      (0.42)     (0.65)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --         (0.41)     (0.44)     (0.45)     (0.29)
   ----                                  -----      -----      -----      -----
   Total Dividends and
         Distributions        --         (0.41)     (0.44)     (0.45)     (0.29)
   ----                                  -----      -----      -----      -----
Net Asset Value, End
 of Period............    $12.37        $10.77     $10.29      $8.20      $9.07
                          ======        ======     ======      =====      =====
Total Return..........     14.86%/(b)/    8.75%     30.97%     (4.48)%    (6.56)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $37,103       $22,457    $17,261    $10,560    $10,909
 Ratio of Expenses to
  Average Net Assets..      0.92%/(c)/    0.92%      0.99%      0.99%      1.00%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.66%/(c)/    4.55%      5.29%      4.92%      5.40%/(c)/
 Portfolio Turnover
  Rate................      45.8%/(c)/    92.4%      44.7%     101.9%       5.6%/(c)/



/(a) /Six months ended June 30, 2002.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
/(d) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. Real Estate Account recognized $.01 net investment income per share from April 23, 1998 through April 30, 1998.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2002/(B)/       2001       2000       1999      1998/(E)/
                          ----            ----       ----       ----      ----
SMALLCAP ACCOUNT
----------------
Net Asset Value,
 Beginning of Period..    $8.03          $7.83     $10.74      $8.21     $10.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --             --       0.03         --         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.06)          0.20      (1.24)      3.52      (2.06)
                          -----           ----      -----       ----      -----
 Total From Investment
            Operations    (1.06)          0.20      (1.21)      3.52      (2.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --             --      (0.02)        --         --
 Distributions from
  Realized Gains......       --             --      (1.68)     (0.99)        --
  ----                                              -----      -----
   Total Dividends and
         Distributions       --             --      (1.70)     (0.99)        --
  ----                                              -----      -----
Net Asset Value, End
 of Period............    $6.97          $8.03      $7.83     $10.74      $8.21
                          =====          =====      =====     ======      =====
Total Return..........   (13.20)%/(c)/    2.55%    (11.73)%    43.58%    (20.51)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $35,010        $36,493    $30,006    $26,110    $12,094
 Ratio of Expenses to
  Average Net Assets..     0.98%/(d)/     1.00%      0.90%      0.91%      0.98%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.12)%/(d)/   (0.06)%     0.28%      0.05%     (0.05)%/(d)/
 Portfolio Turnover
  Rate................    250.1%/(d)/    154.5%     135.4%     111.1%      45.2%/(d)/

                          2002/(B)/       2001       2000       1999      1998/(F)/
                          ----            ----       ----       ----      ----
SMALLCAP GROWTH ACCOUNT
-----------------------
Net Asset Value,
 Beginning of Period..   $10.60         $15.59     $19.56     $10.10      $9.84
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.04)         (0.10)     (0.08)     (0.05)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.97)         (4.89)     (2.67)      9.70       0.30
                          -----          -----      -----       ----       ----
 Total From Investment
            Operations    (3.01)         (4.99)     (2.75)      9.65       0.26
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --             --      (1.22)     (0.19)        --
  ----                                              -----      -----
   Total Dividends and
         Distributions       --             --      (1.22)     (0.19)        --
  ----                                              -----      -----
Net Asset Value, End
 of Period............    $7.59         $10.60     $15.59     $19.56     $10.10
                          =====         ======     ======     ======     ======
Total Return..........   (28.40)%/(c)/  (32.01)%   (13.91)%    95.69%      2.96%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $42,668        $55,966    $68,421    $39,675     $8,463
 Ratio of Expenses to
  Average Net Assets..     1.01%/(d)/     1.05%      1.02%      1.05%      1.31%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.04%/(d)/       --       1.02%      1.07%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.87)%/(d)/   (0.92)%    (0.49)%    (0.61)%    (0.80)%/(d)/
 Portfolio Turnover
  Rate................    184.2%/(d)/    152.2%      90.8%      98.0%     166.5%/(d)/



/(a) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses.  The waiver ceased on January 1, 2001.
/(b) /Six months ended June 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. SmallCap Account incurred an unrealized gain of $.27 per share from April 9, 1998 through April 30, 1998.
/(f) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. SmallCap Growth Account incurred an unrealized loss of $.16 per share from April 2, 1998 through April 30, 1998.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2002/(B)/      2001       2000      1999     1998/(E)/
                          ----           ----       ----      ----     ----
SMALLCAP VALUE ACCOUNT
----------------------
Net Asset Value,
 Beginning of Period..   $11.37        $11.26     $10.06     $8.34     $9.84
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.03          0.09       0.13      0.06      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.89          0.60       2.17      1.72     (1.50)
                           ----          ----       ----      ----     -----
 Total From Investment
            Operations     0.92          0.69       2.30      1.78     (1.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         (0.09)     (0.12)    (0.06)    (0.03)
 Distributions from
  Realized Gains......       --         (0.49)     (0.98)       --        --
  ----                                  -----      -----
   Total Dividends and
         Distributions       --         (0.58)     (1.10)    (0.06)    (0.03)
  ----                                  -----      -----     -----     -----
Net Asset Value, End
 of Period............   $12.29        $11.37     $11.26    $10.06     $8.34
                         ======        ======     ======    ======     =====
Total Return..........     8.09%/(c)/    6.25%     23.87%    21.45%   (15.06)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $45,788       $30,888    $17,358   $11,080    $6,895
 Ratio of Expenses to
  Average Net Assets..     1.21%/(d)/    1.24%      1.16%     1.16%     1.56%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(a)/ ...     1.21%/(d)/      --       1.34%     1.44%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.65%/(d)/    0.95%      1.31%     0.82%     0.73%/(d)/
 Portfolio Turnover
  Rate................     74.0%/(d)/    67.8%     133.0%     89.7%     53.4%/(d)/

                          2002/(B)/      2001       2000      1999     1998/(F)/
                          ----           ----       ----      ----     ----
UTILITIES ACCOUNT
-----------------
Net Asset Value,
 Beginning of Period..    $8.73        $12.43     $10.90    $10.93     $9.61
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.17          0.25       0.24      0.23      0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.92)        (3.70)      1.81      0.02      1.35
                          -----         -----       ----      ----      ----
 Total From Investment
            Operations    (0.75)        (3.45)      2.05      0.25      1.50
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         (0.25)     (0.24)    (0.23)    (0.18)
 Distributions from
  Realized Gains......       --            --      (0.28)    (0.05)       --
  ----                                             -----     -----
   Total Dividends and
         Distributions       --         (0.25)     (0.52)    (0.28)    (0.18)
  ----                                  -----      -----     -----     -----
Net Asset Value, End
 of Period............    $7.98         $8.73     $12.43    $10.90    $10.93
                          =====         =====     ======    ======    ======
Total Return..........    (8.59)%/(c)/ (27.70)%    19.18%     2.29%    15.36%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $28,692       $33,802    $43,725   $30,684   $18,298
 Ratio of Expenses to
  Average Net Assets..     0.62%/(d)/    0.62%      0.63%     0.64%     0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.99%/(d)/    2.22%      2.32%     2.52%     2.93%/(d)/
 Portfolio Turnover
  Rate................    110.9%/(d)/   104.2%     146.7%     23.0%      9.5%/(d)/



/(a) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses.  The waiver ceased on January 1, 2001.
/(b) /Six months ended June 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. SmallCap Value Account recognized $.01 net investment income per share and incurred an unrealized loss of $.17 per share from April 16, 1998 through April 30, 1998.
/(f) /Period from May 1, 1998, date shares first offered, through December 31,
  1998. Utilities Account recognized $.04 net investment income per share and incurred an unrealized loss of $.43 per share from April 2, 1998 through April 30, 1998.
See accompanying notes.

FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with the Principal Investors Fund, Inc. and the Principal Mutual Funds that are also sponsored by Principal Life. Directors considered to be "interested persons" are defined in the Investment Company Act of 1940, as amended. The interested persons shown below are considered to be interested because of a current or former affiliation with the Manager or Principal Life.

THE FOLLOWING DIRECTORS ARE CONSIDERED NOT TO BE "INTERESTED PERSONS" AS DEFINED

IN THE 1940 ACT .

 James D. Davis                Attorney. Vice President, Deere and Company,
 Director since 1974           Retired.
 4940 Center Court,
 Bettendorf, Iowa
 03/22/34

 Pamela A. Ferguson
 Director since 1993
 Member Audit and
 Nominating Committee    Professor of Mathematics, Grinnell College since 1998.
 4112 River Oaks         Prior thereto, President, Grinnell College.
 Drive, Des Moines,
 Iowa
 05/05/43

 Richard W. Gilbert
 Director since 1985
 Member Audit and
 Nominating Committee    President, Gilbert Communications, Inc. since 1993.
 5040 Arbor Lane,        Prior thereto, President and Publisher, Pioneer Press.
 #302, Northfield,
 Illinois.
 05/08/40

 William C. Kimball
 Director since 1999     Chairman and CEO, Medicap Pharmacies, Inc. since 1998.
 4700 Westown Parkway,   Prior thereto, President and CEO.
 Suite. 300
 West Des Moines, Iowa
 11/28/47

 Barbara A. Lukavsky
 Director since 1987
 Member Audit and        President and CEO, Barbican Enterprises, Inc. since
 Nominating Committee    1997. President and CEO, Lu San ELITE USA, L.C.
 Member Executive        1985-1998.
 Committee
 13731 Bay Hill Court,
 Clive, Iowa
 09/10/40



THE FOLLOWING DIRECTORS ARE CONSIDERED TO BE "INTERESTED PERSONS" AS DEFINED IN THE 1940 ACT, AS AMENDED, BECAUSE OF CURRENT OR FORMER AFFILIATION WITH THE MANAGER OR PRINCIPAL LIFE. .

                              Executive Vice President, Principal Life since 2000;
 John E. Aschenbrenner        Senior Vice President, 1996-2000; Vice President -
 Director since 1998          Individual Markets 1990-1996. Director, Principal
 08/16/49                     Management Corporation and Princor Financial Services
                              Corporation ("Princor").

 Ralph C. Eucher         Vice President, Principal Life Insurance Company since
 Director and            1999. Director and President, Princor and Principal
 President since 1999    Management Corporation since 1999. Prior thereto,
 Member Executive        Second Vice President, Principal Life Insurance
 Committee               Company.
 06/14/52

 Larry D. Zimpleman
 Director and Chairman   Executive Vice President, Principal Life since 2001.
 of the Board since      Senior Vice President,1999-2001. Vice
 December 2001           President,1998-1999. Prior thereto, Vice
 Member Executive        President--Pension
 Committee
 09/07/51                .



The Audit and Nominating Committee considers management's recommendation of independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.


The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.







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The following tables set forth the aggregate dollar range of mututal funds within the fund complex which are beneficially owned by the Directors. As of December 31, 2001, none of the Directors own any shares of the Principal Investors Fund, Inc. or shares of the Principal Variable Contracts Fund, Inc. (all of which are owned by the Principal Life Insurance Company).

                                     DIRECTORS NOT CONSIDERED TO BE "INTERESTED PERSONS"
                                --------------------------------------------------------------
                                 JAMES D.    PAMELA A.   RICHARD W.   WILLIAM C.    BARBARA A.
 PRINCIPAL MUTUAL FUNDS           DAVIS      FERGUSON      GILBERT      KIMBALL      LUKAVSKY
 ----------------------           -----      --------      -------      -------      --------
Balanced                            B            C            B            A             C
Blue Chip                           D            C            B            A             E
Bond                                B            C            C            A             E
Capital Value                       C            C            C            A             B
Cash Management                     C            B            C            A             D
European Equity                     A            B            A            B             A
Government Securities Income        B            C            B            A             A
Growth                              C            C            D            A             A
High Yield                          B            C            B            A             B
International                       B            C            C            A             E
International Emerging Markets      B            C            A            B             A
International SmallCap              C            C            A            B             A
LargeCap Stock Index                A            C            A            A             A
Limited Term Bond                   A            C            A            A             E
MidCap                              C            C            D            B             E
Pacific Basin                       A            C            A            B             A
Partners Equity Growth              A            C            A            B             B
Partners LargeCap Blend             A            A            A            A             A
Partners LargeCap Growth            A            B            A            A             A
Partners LargeCap Value             A            A            A            A             A
Partners MidCap Growth              A            C            A            A             A
Partners SmallCap Growth            A            A            A            A             A
Real Estate                         A            C            A            A             A
SmallCap                            A            C            A            B             D
Tax-Exempt Bond                     B            C            C            A             C
Utilities                           D            C            B            A             E
 TOTAL FUND COMPLEX                 E            E            E            C             E

                                 DIRECTORS CONSIDERED TO BE "INTERESTED PERSONS"
                        ------------------------------------------------------------------
 PRINCIPAL MUTUAL              JOHN E.               RALPH C.               LARRY D.
 FUNDS-----------           ASCHENBRENNER             EUCHER               ZIMPLEMAN*
 -----                      -------------             ------               ----------
Balanced                          B                     A                      A
Blue Chip                         C                     A                      A
Bond                              A                     A                      A
Capital Value                     C                     A                      A
Cash Management                   B                     B                      A
European Equity                   B                     A                      A
Government Securities
Income                            A                     C                      A
Growth                            C                     C                      A
High Yield                        B                     A                      A
International                     C                     B                      A
International Emerging
Markets                           A                     A                      A
International SmallCap            C                     A                      A
LargeCap Stock Index              A                     A                      A
Limited Term Bond                 B                     A                      A
MidCap                            C                     C                      A
Pacific Basin                     B                     A                      A
Partners Equity Growth            C                     C                      A
Partners LargeCap
Blend                             A                     D                      A
Partners LargeCap
Growth                            B                     A                      A
Partners LargeCap
Value                             A                     C                      A
Partners MidCap Growth            B                     A                      A
Partners SmallCap
Growth                            A                     A                      A
Real Estate                       C                     A                      A
SmallCap                          A                     A                      A
Tax-Exempt Bond                   A                     A                      A
Utilities                         B                     A                      A
 TOTAL FUND COMPLEX               E                     E                      A

A  None                                                             *Elected to the board on
B  $1 - $10,000                                                      December 11, 2001
C  $10,001 - $50,000
D  $50,001 - $100,000
E  over $100,000


                                      180